UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21295
JPMorgan Trust I
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)
Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Developed International Value Fund

Class A Shares/Ticker: JFEAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class A Shares)	$111	1.00%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class A Shares, without a sales charge, returned 23.40% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class A Shares)	September 28, 2001	16.88%	6.60%	3.44%
JPMorgan Developed International Value Fund (Class A Shares) - excluding sales charge		23.40	7.76	4.00
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI EAFE Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFEAX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Developed International Value Fund

Class C Shares/Ticker: JIUCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class C Shares)	$167	1.50%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class C Shares, without a sales charge, returned 22.87% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class C Shares)	July 11, 2006	21.87%	7.23%	3.58%
JPMorgan Developed International Value Fund (Class C Shares) - excluding sales charge		22.87	7.23	3.58
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI EAFE Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIUCX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Developed International Value Fund

Class I Shares/Ticker: JIESX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class I Shares)	$83	0.75%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class I Shares returned 23.80% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class I Shares)	September 10, 2001	23.80%	8.03%	4.28%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI EAFE Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIESX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Developed International Value Fund

Class L Shares/Ticker: JNUSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class L Shares)	$73	0.65%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class L Shares returned 23.95% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class L Shares)	November 4, 1993	23.95%	8.14%	4.39%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI EAFE Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNUSX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Developed International Value Fund

Class R2 Shares/Ticker: JPVZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class R2 Shares)	$144	1.30%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class R2 Shares returned 23.08% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class R2 Shares)	November 3, 2008	23.08%	7.43%	3.70%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI EAFE Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPVZX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Developed International Value Fund

Class R5 Shares/Ticker: JPVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class R5 Shares)	$72	0.64%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class R5 Shares returned 23.95% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class R5 Shares)	September 9, 2016	23.95%	8.14%	4.39%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
Returns for Class R5 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI EAFE Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPVRX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Developed International Value Fund

Class R6 Shares/Ticker: JNVMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class R6 Shares)	$61	0.55%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class R6 Shares returned 24.05% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) returned 22.97% and the MSCI EAFE Value Index (net total return) (the "Index") returned 22.75% for the year ended October 31, 2024.
  The Fund’s security selection in capital goods and insurance sectors contributed to performance relative to the Index.
  The Fund’s security selection in telecommunication services and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class R6 Shares)	November 30, 2010	24.05%	8.25%	4.51%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
MSCI EAFE Value Index (net total return)		22.75	6.47	4.28
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and midcap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the MSCI EAFE Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$637,882
Total number of portfolio holdings	255
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$2,495
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNVMX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Emerging Markets Equity Fund

Class A Shares/Ticker: JFAMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class A Shares)	$136	1.24%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class A Shares, without a sales charge, returned 18.69% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class A Shares)	September 28, 2001	12.46%	0.42%	2.89%
JPMorgan Emerging Markets Equity Fund (Class A Shares) - excluding sales charge		18.69	1.52	3.44
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFAMX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Emerging Markets Equity Fund

Class C Shares/Ticker: JEMCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class C Shares)	$190	1.74%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class C Shares, without a sales charge, returned 18.10% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class C Shares)	February 28, 2006	17.10%	1.01%	3.03%
JPMorgan Emerging Markets Equity Fund (Class C Shares) - excluding sales charge		18.10	1.01	3.03
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEMCX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Emerging Markets Equity Fund

Class I Shares/Ticker: JEMSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class I Shares)	$108	0.99%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class I Shares returned 18.97% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class I Shares)	September 10, 2001	18.97%	1.78%	3.71%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEMSX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Emerging Markets Equity Fund

Class L Shares/Ticker: JMIEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class L Shares)	$98	0.89%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class L Shares returned 19.11% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class L Shares)	November 15, 1993	19.11%	1.87%	3.82%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMIEX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Emerging Markets Equity Fund

Class R2 Shares/Ticker: JHUJX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R2 Shares)	$168	1.54%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R2 Shares returned 18.32% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R2 Shares)	July 31, 2017	18.32%	1.22%	3.19%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares and Class R3 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHUJX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Emerging Markets Equity Fund

Class R3 Shares/Ticker: JHURX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R3 Shares)	$141	1.29%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R3 Shares returned 18.62% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R3 Shares)	July 31, 2017	18.62%	1.47%	3.41%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares and Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHURX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Emerging Markets Equity Fund

Class R4 Shares/Ticker: JHUKX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R4 Shares)	$114	1.04%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R4 Shares returned 18.91% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R4 Shares)	July 31, 2017	18.91%	1.72%	3.67%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHUKX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Emerging Markets Equity Fund

Class R5 Shares/Ticker: JEMOX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R5 Shares)	$98	0.89%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R5 Shares returned 19.10% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R5 Shares)	September 9, 2016	19.10%	1.87%	3.82%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEMOX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Emerging Markets Equity Fund

Class R6 Shares/Ticker: JEMWX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R6 Shares)	$87	0.79%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R6 Shares returned 19.22% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  The Fund's underweight position in India detracted from performance relative to the Index.
  The Fund's overweight position in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  Exposure to Argentina also added to the Fund’s positive performance, reflecting favorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R6 Shares)	December 23, 2013	19.22%	1.97%	3.93%
MSCI Emerging Markets Index (net total return)		25.32	3.93	3.43
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,959,199
Total number of portfolio holdings	81
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$48,624
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEMWX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Europe Dynamic Fund

Class A Shares/Ticker: VEUAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class A Shares)	$140	1.24%
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class A Shares, without a sales charge, returned 25.78% for the year ended October 31, 2024. The MSCI Europe Index (net total return) (the "Index") returned 22.43% for the year ended October 31, 2024.
  The Fund’s security selection in the capital goods and the food, beverage and tobacco sectors contributed to performance relative to the Index.
  The Fund’s security selection in the consumer services and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class A Shares)	November 2, 1995	19.17%	7.00%	4.40%
JPMorgan Europe Dynamic Fund (Class A Shares) - excluding sales charge		25.78	8.15	4.96
MSCI Europe Index (net total return)		22.43	6.91	5.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$519,263
Total number of portfolio holdings	70
Portfolio turnover rate	95%
Total advisory fees paid (000's)	$3,191
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VEUAX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Europe Dynamic Fund

Class C Shares/Ticker: VEUCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class C Shares)	$196	1.74%
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class C Shares, without a sales charge, returned 25.16% for the year ended October 31, 2024. The MSCI Europe Index (net total return) (the "Index") returned 22.43% for the year ended October 31, 2024.
  The Fund’s security selection in the capital goods and the food, beverage and tobacco sectors contributed to performance relative to the Index.
  The Fund’s security selection in the consumer services and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class C Shares)	November 1, 1998	24.16%	7.62%	4.54%
JPMorgan Europe Dynamic Fund (Class C Shares) - excluding sales charge		25.16	7.62	4.54
MSCI Europe Index (net total return)		22.43	6.91	5.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$519,263
Total number of portfolio holdings	70
Portfolio turnover rate	95%
Total advisory fees paid (000's)	$3,191
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VEUCX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Europe Dynamic Fund

Class I Shares/Ticker: JFESX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class I Shares)	$112	0.99%
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class I Shares returned 26.09% for the year ended October 31, 2024. The MSCI Europe Index (net total return) (the "Index") returned 22.43% for the year ended October 31, 2024.
  The Fund’s security selection in the capital goods and the food, beverage and tobacco sectors contributed to performance relative to the Index.
  The Fund’s security selection in the consumer services and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class I Shares)	September 10, 2001	26.09%	8.42%	5.25%
MSCI Europe Index (net total return)		22.43	6.91	5.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$519,263
Total number of portfolio holdings	70
Portfolio turnover rate	95%
Total advisory fees paid (000's)	$3,191
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFESX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Europe Dynamic Fund

Class L Shares/Ticker: JFEIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class L Shares)	$99	0.88%
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class L Shares returned 26.25% for the year ended October 31, 2024. The MSCI Europe Index (net total return) (the "Index") returned 22.43% for the year ended October 31, 2024.
  The Fund’s security selection in the capital goods and the food, beverage and tobacco sectors contributed to performance relative to the Index.
  The Fund’s security selection in the consumer services and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class L Shares)	September 10, 2001	26.25%	8.57%	5.39%
MSCI Europe Index (net total return)		22.43	6.91	5.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$519,263
Total number of portfolio holdings	70
Portfolio turnover rate	95%
Total advisory fees paid (000's)	$3,191
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFEIX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Europe Dynamic Fund

Class R6 Shares/Ticker: VEUVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class R6 Shares)	$86	0.76%
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class R6 Shares returned 26.39% for the year ended October 31, 2024. The MSCI Europe Index (net total return) (the "Index") returned 22.43% for the year ended October 31, 2024.
  The Fund’s security selection in the capital goods and the food, beverage and tobacco sectors contributed to performance relative to the Index.
  The Fund’s security selection in the consumer services and utilities sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class R6 Shares)	October 1, 2018	26.39%	8.69%	5.46%
MSCI Europe Index (net total return)		22.43	6.91	5.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class L Shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$519,263
Total number of portfolio holdings	70
Portfolio turnover rate	95%
Total advisory fees paid (000's)	$3,191
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VEUVX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Global Allocation Fund

Class A Shares/Ticker: GAOAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class A Shares)	$114	1.03%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class A Shares, without a sales charge, returned 22.83% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class A Shares)	May 31, 2011	17.32%	4.45%	4.72%
JPMorgan Global Allocation Fund (Class A Shares) - excluding sales charge		22.83	5.42	5.21
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
GAOAX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Global Allocation Fund

Class C Shares/Ticker: GAOCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class C Shares)	$169	1.53%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class C Shares, without a sales charge, returned 22.18% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class C Shares)	May 31, 2011	21.18%	4.88%	4.79%
JPMorgan Global Allocation Fund (Class C Shares) - excluding sales charge		22.18	4.88	4.79
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
GAOCX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Global Allocation Fund

Class I Shares/Ticker: GAOSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class I Shares)	$86	0.78%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class I Shares returned 23.15% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class I Shares)	May 31, 2011	23.15%	5.67%	5.47%
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
GAOSX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Global Allocation Fund

Class R2 Shares/Ticker: GAONX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R2 Shares)	$155	1.40%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R2 Shares returned 22.35% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R2 Shares)	May 31, 2011	22.35%	5.02%	4.86%
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
GAONX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Global Allocation Fund

Class R3 Shares/Ticker: GAOTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R3 Shares)	$127	1.15%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R3 Shares returned 22.61% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R3 Shares)	October 1, 2018	22.61%	5.28%	5.13%
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
GAOTX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Global Allocation Fund

Class R4 Shares/Ticker: GAOFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R4 Shares)	$100	0.90%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R4 Shares returned 22.98% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R4 Shares)	October 1, 2018	22.98%	5.56%	5.40%
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
GAOFX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Global Allocation Fund

Class R5 Shares/Ticker: GAORX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R5 Shares)	$83	0.74%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R5 Shares returned 23.09% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R5 Shares)	October 1, 2018	23.09%	5.70%	5.49%
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
GAORX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Global Allocation Fund

Class R6 Shares/Ticker: GAOZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R6 Shares)	$72	0.65%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R6 Shares returned 23.25% for the year ended October 31, 2024. The MSCI ACWI Index (net total return) returned 32.79% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD (the "Index") returned 23.56% for the year ended October 31, 2024.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed positively to the Fund's performance.
  The Fund's allocation to corporate credit, including high-yield bonds and securitized credit, also contributed positively to the performance.
  Relative to the JPMorgan Global Allocation Composite Benchmark, the Fund’s overall overweight position in equities was a leading contributor to performance. The Fund’s allocation to a diversified mix of non-government bonds also contributed positively to performance. However, the Fund's allocation to international developed equities detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R6 Shares)	November 1, 2017	23.25%	5.81%	5.56%
MSCI ACWI Index (net total return)		32.79	11.08	9.06
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD		23.56	6.61	6.08
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index - Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the MSCI ACWI Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,857,204
Total number of portfolio holdings	1,854
Portfolio turnover rate	94%
Total advisory fees paid (000's)	$16,248
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
GAOZX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Income Builder Fund

Class A Shares/Ticker: JNBAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class A Shares)	$78	0.71%
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class A Shares, without a sales charge, returned 19.66% for the year ended October 31, 2024. The MSCI World Index (net total return) returned 33.68% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 24.00% for the year ended October 31, 2024.
  Relative to the JPMorgan Income Builder Composite Benchmark, the Fund’s overall underweight to growth-style equities and allocations to Global REITs were detractors from performance for the first half of the period. However, the Fund’s allocation to developed market equities and its mix of corporate credit helped the Fund's relative performance.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend, and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and developed market equities, which contributed positively to performance.
  The Fund's allocation to corporate credit, including high-yield bonds and emerging markets debt, also contributed positively to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class A Shares)	May 31, 2007	14.32%	2.92%	3.88%
JPMorgan Income Builder Fund (Class A Shares) - excluding sales charge		19.66	3.88	4.36
MSCI World Index (net total return)		33.68	12.03	9.78
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		24.00	7.26	6.64
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Income Builder Fund, the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI World Index (net total return) assumes the dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index is a customized blend of unmanaged indices that includes 60% MSCI World Index (net total return) and 40% Bloomberg U.S. Aggregate Index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the MSCI World Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$8,506,066
Total number of portfolio holdings	2,808
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$34,212
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNBAX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Income Builder Fund

Class C Shares/Ticker: JNBCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class C Shares)	$133	1.21%
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class C Shares, without a sales charge, returned 19.13% for the year ended October 31, 2024. The MSCI World Index (net total return) returned 33.68% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 24.00% for the year ended October 31, 2024.
  Relative to the JPMorgan Income Builder Composite Benchmark, the Fund’s overall underweight to growth-style equities and allocations to Global REITs were detractors from performance for the first half of the period. However, the Fund’s allocation to developed market equities and its mix of corporate credit helped the Fund's relative performance.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend, and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and developed market equities, which contributed positively to performance.
  The Fund's allocation to corporate credit, including high-yield bonds and emerging markets debt, also contributed positively to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class C Shares)	May 31, 2007	18.13%	3.36%	3.94%
JPMorgan Income Builder Fund (Class C Shares) - excluding sales charge		19.13	3.36	3.94
MSCI World Index (net total return)		33.68	12.03	9.78
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		24.00	7.26	6.64
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Income Builder Fund, the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI World Index (net total return) assumes the dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index is a customized blend of unmanaged indices that includes 60% MSCI World Index (net total return) and 40% Bloomberg U.S. Aggregate Index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the MSCI World Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$8,506,066
Total number of portfolio holdings	2,808
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$34,212
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNBCX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Income Builder Fund

Class I Shares/Ticker: JNBSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class I Shares)	$62	0.56%
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class I Shares returned 19.80% for the year ended October 31, 2024. The MSCI World Index (net total return) returned 33.68% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 24.00% for the year ended October 31, 2024.
  Relative to the JPMorgan Income Builder Composite Benchmark, the Fund’s overall underweight to growth-style equities and allocations to Global REITs were detractors from performance for the first half of the period. However, the Fund’s allocation to developed market equities and its mix of corporate credit helped the Fund's relative performance.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend, and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and developed market equities, which contributed positively to performance.
  The Fund's allocation to corporate credit, including high-yield bonds and emerging markets debt, also contributed positively to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class I Shares)	May 31, 2007	19.80%	4.05%	4.52%
MSCI World Index (net total return)		33.68	12.03	9.78
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		24.00	7.26	6.64
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Income Builder Fund, the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI World Index (net total return) assumes the dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index is a customized blend of unmanaged indices that includes 60% MSCI World Index (net total return) and 40% Bloomberg U.S. Aggregate Index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the MSCI World Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$8,506,066
Total number of portfolio holdings	2,808
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$34,212
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNBSX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Income Builder Fund

Class R6 Shares/Ticker: JNBZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class R6 Shares)	$53	0.48%
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class R6 Shares returned 19.89% for the year ended October 31, 2024. The MSCI World Index (net total return) returned 33.68% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 24.00% for the year ended October 31, 2024.
  Relative to the JPMorgan Income Builder Composite Benchmark, the Fund’s overall underweight to growth-style equities and allocations to Global REITs were detractors from performance for the first half of the period. However, the Fund’s allocation to developed market equities and its mix of corporate credit helped the Fund's relative performance.
  The allocation to equities contributed the most to overall Fund performance as global growth continued to be strong, with overall economic growth remaining resilient, inflation continuing its downward trend, and central banks starting to cut rates. Within equities, the Fund preferred U.S. large-cap and developed market equities, which contributed positively to performance.
  The Fund's allocation to corporate credit, including high-yield bonds and emerging markets debt, also contributed positively to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class R6 Shares)	November 1, 2017	19.89%	4.13%	4.58%
MSCI World Index (net total return)		33.68	12.03	9.78
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		24.00	7.26	6.64
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Income Builder Fund, the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI World Index (net total return) assumes the dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index is a customized blend of unmanaged indices that includes 60% MSCI World Index (net total return) and 40% Bloomberg U.S. Aggregate Index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the MSCI World Index (net total return), a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$8,506,066
Total number of portfolio holdings	2,808
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$34,212
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNBZX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Equity Fund

Class A Shares/Ticker: JSEAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class A Shares)	$104	0.95%
How did the Fund Perform?
The JPMorgan International Equity Fund's Class A Shares, without a sales charge, returned 19.61% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and utilities sectors detracted from performance relative to the Index.
  The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class A Shares)	February 28, 2002	13.30%	4.28%	4.26%
JPMorgan International Equity Fund (Class A Shares) - excluding sales charge		19.61	5.42	4.82
MSCI EAFE Index (net total return)		22.97	6.24	5.27
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,286,809
Total number of portfolio holdings	76
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$19,262
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSEAX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Equity Fund

Class C Shares/Ticker: JIECX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class C Shares)	$159	1.45%
How did the Fund Perform?
The JPMorgan International Equity Fund's Class C Shares, without a sales charge, returned 19.04% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and utilities sectors detracted from performance relative to the Index.
  The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class C Shares)	January 31, 2003	18.04%	4.89%	4.40%
JPMorgan International Equity Fund (Class C Shares) - excluding sales charge		19.04	4.89	4.40
MSCI EAFE Index (net total return)		22.97	6.24	5.27
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,286,809
Total number of portfolio holdings	76
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$19,262
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIECX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Equity Fund

Class I Shares/Ticker: VSIEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class I Shares)	$77	0.70%
How did the Fund Perform?
The JPMorgan International Equity Fund's Class I Shares returned 19.89% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and utilities sectors detracted from performance relative to the Index.
  The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class I Shares)	January 1, 1997	19.89%	5.68%	5.08%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,286,809
Total number of portfolio holdings	76
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$19,262
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
VSIEX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Equity Fund

Class R2 Shares/Ticker: JIEZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class R2 Shares)	$137	1.25%
How did the Fund Perform?
The JPMorgan International Equity Fund's Class R2 Shares returned 19.30% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and utilities sectors detracted from performance relative to the Index.
  The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class R2 Shares)	November 3, 2008	19.30%	5.10%	4.52%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,286,809
Total number of portfolio holdings	76
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$19,262
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIEZX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Equity Fund

Class R5 Shares/Ticker: JIERX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class R5 Shares)	$66	0.60%
How did the Fund Perform?
The JPMorgan International Equity Fund's Class R5 Shares returned 20.02% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and utilities sectors detracted from performance relative to the Index.
  The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class R5 Shares)	May 15, 2006	20.02%	5.78%	5.21%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,286,809
Total number of portfolio holdings	76
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$19,262
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JIERX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Equity Fund

Class R6 Shares/Ticker: JNEMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class R6 Shares)	$55	0.50%
How did the Fund Perform?
The JPMorgan International Equity Fund's Class R6 Shares returned 20.14% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and utilities sectors detracted from performance relative to the Index.
  The Fund’s security selection in the industrials and financials sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class R6 Shares)	November 30, 2010	20.14%	5.89%	5.31%
MSCI EAFE Index (net total return)		22.97	6.24	5.27
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,286,809
Total number of portfolio holdings	76
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$19,262
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JNEMX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Focus Fund

Class A Shares/Ticker: IUAEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class A Shares)	$109	1.00%
How did the Fund Perform?
The JPMorgan International Focus Fund's Class A Shares, without a sales charge, returned 18.81% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.33% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and energy sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class A Shares)	November 30, 2011	12.59%	4.16%	4.78%
JPMorgan International Focus Fund (Class A Shares) - excluding sales charge		18.81	5.28	5.34
MSCI ACWI ex USA Index (net total return)		24.33	5.78	4.79
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,513,955
Total number of portfolio holdings	54
Portfolio turnover rate	45%
Total advisory fees paid (000's)	$7,622
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
IUAEX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Focus Fund

Class C Shares/Ticker: IUCEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class C Shares)	$163	1.50%
How did the Fund Perform?
The JPMorgan International Focus Fund's Class C Shares, without a sales charge, returned 18.22% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.33% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and energy sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class C Shares)	November 30, 2011	17.22%	4.77%	4.92%
JPMorgan International Focus Fund (Class C Shares) - excluding sales charge		18.22	4.77	4.92
MSCI ACWI ex USA Index (net total return)		24.33	5.78	4.79
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,513,955
Total number of portfolio holdings	54
Portfolio turnover rate	45%
Total advisory fees paid (000's)	$7,622
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
IUCEX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Focus Fund

Class I Shares/Ticker: IUESX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class I Shares)	$82	0.75%
How did the Fund Perform?
The JPMorgan International Focus Fund's Class I Shares returned 19.09% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.33% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and energy sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class I Shares)	November 30, 2011	19.09%	5.56%	5.63%
MSCI ACWI ex USA Index (net total return)		24.33	5.78	4.79
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,513,955
Total number of portfolio holdings	54
Portfolio turnover rate	45%
Total advisory fees paid (000's)	$7,622
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
IUESX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Focus Fund

Class R2 Shares/Ticker: IUERX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class R2 Shares)	$142	1.30%
How did the Fund Perform?
The JPMorgan International Focus Fund's Class R2 Shares returned 18.46% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.33% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and energy sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class R2 Shares)	November 30, 2011	18.46%	4.98%	5.04%
MSCI ACWI ex USA Index (net total return)		24.33	5.78	4.79
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,513,955
Total number of portfolio holdings	54
Portfolio turnover rate	45%
Total advisory fees paid (000's)	$7,622
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
IUERX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Focus Fund

Class R5 Shares/Ticker: IUEFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class R5 Shares)	$71	0.65%
How did the Fund Perform?
The JPMorgan International Focus Fund's Class R5 Shares returned 19.24% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.33% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and energy sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class R5 Shares)	November 30, 2011	19.24%	5.66%	5.74%
MSCI ACWI ex USA Index (net total return)		24.33	5.78	4.79
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,513,955
Total number of portfolio holdings	54
Portfolio turnover rate	45%
Total advisory fees paid (000's)	$7,622
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
IUEFX-1024

ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan International Focus Fund

Class R6 Shares/Ticker: IUENX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class R6 Shares)	$60	0.55%
How did the Fund Perform?
The JPMorgan International Focus Fund's Class R6 Shares returned 19.34% for the year ended October 31, 2024. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.33% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and energy sectors detracted from performance relative to the Index.
  The Fund’s security selection in the financials and health care sectors contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class R6 Shares)	November 30, 2011	19.34%	5.76%	5.83%
MSCI ACWI ex USA Index (net total return)		24.33	5.78	4.79
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,513,955
Total number of portfolio holdings	54
Portfolio turnover rate	45%
Total advisory fees paid (000's)	$7,622
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
IUENX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Research Market Neutral Fund

Class A Shares/Ticker: JMNAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Research Market Neutral Fund (Class A Shares)	$289	2.71%
*	Includes dividend and interest expenses on short sales.
How did the Fund Perform?
The JPMorgan Research Market Neutral Fund's Class A Shares, without a sales charge, returned 13.62% for the year ended October 31, 2024. The Bloomberg U.S. Aggregate Index returned 10.55% and the ICE BofA 3-Month US Treasury Bill Index ("the Index") returned 5.39% for the year ended October 31, 2024.
  The Fund’s allocation to equities was the leading contributor to the Fund's performance compared to the Index.
  The hardware & semiconductors and industrial cyclical sectors were leading contributors to the Fund's absolute performance.
  The financial services and retail sectors were leading detractors from the Fund's absolute performance.
  The Fund’s short allocation to Teradyne and long allocation to Digital Realty Trust contributed positively to the Fund's performance.
  The Fund’s long allocation to Regeneron Pharmaceuticals and short allocation to Toast detracted from the Fund's performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Research Market Neutral Fund (Class A Shares)	February 28, 2002	7.67%	5.94%	3.18%
JPMorgan Research Market Neutral Fund (Class A Shares) - excluding sales charge		13.62	7.08	3.73
Bloomberg U.S. Aggregate Index		10.55	(0.23)	1.49
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	1.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Research Market Neutral Fund, the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$339,688
Total number of portfolio holdings	314
Portfolio turnover rate	218%
Total advisory fees paid (000's)	$683
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMNAX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Research Market Neutral Fund

Class C Shares/Ticker: JMNCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Research Market Neutral Fund (Class C Shares)	$341	3.20%
*	Includes dividend and interest expenses on short sales.
How did the Fund Perform?
The JPMorgan Research Market Neutral Fund's Class C Shares, without a sales charge, returned 13.02% for the year ended October 31, 2024. The Bloomberg U.S. Aggregate Index returned 10.55% and the ICE BofA 3-Month US Treasury Bill Index ("the Index") returned 5.39% for the year ended October 31, 2024.
  The Fund’s allocation to equities was the leading contributor to the Fund's performance compared to the Index.
  The hardware & semiconductors and industrial cyclical sectors were leading contributors to the Fund's absolute performance.
  The financial services and retail sectors were leading detractors from the Fund's absolute performance.
  The Fund’s short allocation to Teradyne and long allocation to Digital Realty Trust contributed positively to the Fund's performance.
  The Fund’s long allocation to Regeneron Pharmaceuticals and short allocation to Toast detracted from the Fund's performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Research Market Neutral Fund (Class C Shares)	November 2, 2009	12.02%	6.54%	3.32%
JPMorgan Research Market Neutral Fund (Class C Shares) - excluding sales charge		13.02	6.54	3.32
Bloomberg U.S. Aggregate Index		10.55	(0.23)	1.49
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	1.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Research Market Neutral Fund, the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$339,688
Total number of portfolio holdings	314
Portfolio turnover rate	218%
Total advisory fees paid (000's)	$683
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMNCX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Research Market Neutral Fund

Class I Shares/Ticker: JMNSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Research Market Neutral Fund (Class I Shares)	$261	2.44%
*	Includes dividend and interest expenses on short sales.
How did the Fund Perform?
The JPMorgan Research Market Neutral Fund's Class I Shares returned 13.84% for the year ended October 31, 2024. The Bloomberg U.S. Aggregate Index returned 10.55% and the ICE BofA 3-Month US Treasury Bill Index ("the Index") returned 5.39% for the year ended October 31, 2024.
  The Fund’s allocation to equities was the leading contributor to the Fund's performance compared to the Index.
  The hardware & semiconductors and industrial cyclical sectors were leading contributors to the Fund's absolute performance.
  The financial services and retail sectors were leading detractors from the Fund's absolute performance.
  The Fund’s short allocation to Teradyne and long allocation to Digital Realty Trust contributed positively to the Fund's performance.
  The Fund’s long allocation to Regeneron Pharmaceuticals and short allocation to Toast detracted from the Fund's performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Research Market Neutral Fund (Class I Shares)	November 2, 2009	13.84%	7.34%	3.99%
Bloomberg U.S. Aggregate Index		10.55	(0.23)	1.49
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	1.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Research Market Neutral Fund, the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$339,688
Total number of portfolio holdings	314
Portfolio turnover rate	218%
Total advisory fees paid (000's)	$683
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMNSX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Tax Aware Real Return Fund

Class A Shares/Ticker: TXRAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class A Shares	$72	0.69%
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class A Shares, without a sales charge, returned 8.15% for the year ended October 31, 2024. The Bloomberg US Municipal Index (the "Index") returned 9.70%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 7.53%, and the Tax Aware Real Return Composite Benchmark Index returned 7.17% for the period.
  The Fund’s shorter overall duration detracted from performance, as municipal rates fell across the curve over the period. Generally, when interest rates fall (as they did during the reporting period), bonds of shorter duration will experience less price appreciation than longer duration bonds. Additionally, being overweight to the front end of the curve, specifically the 0-1yr. effective duration bucket, detracted from the Fund's performance.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from the Fund's absolute performance.
  The overweight to the long end of the curve, specifically the 10+ year effective duration bucket, was a positive contributor to the Fund's performance as it outperformed over the period.
  The overweight to A-rated and BBB-rated bonds was additive to the Fund's performance over the period as they outperformed higher quality bonds. Additionally, the Fund’s overweight to the industrial development revenue/pollution control revenue sector positively contributed to the Fund's performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class A Shares	August 31, 2005	4.08%	1.73%	1.34%
JPMorgan Tax Aware Real Return Fund Class A Shares - excluding sales charge		8.15	2.51	1.73
Bloomberg US Municipal Index		9.70	1.05	2.30
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		7.53	1.14	2.06
Tax Aware Real Return Composite Benchmark Index		7.17	3.98	3.03
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Aware Real Return Fund, the Bloomberg US Municipal Index, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Tax Aware Real Return Composite Benchmark Index from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Tax Aware Real Return Composite Benchmark Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Tax Aware Real Return Composite Benchmark Index is determined by adding the return of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index. Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.
For some investors, income from municipal bonds may be subject to the Alternative Minimum Tax. Capital gains, if any, are federally taxable. Income may be subject to state and local taxes.
The Tax Aware strategy seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains. There can be no guarantee the strategy will minimize or eliminate such tax liability.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower.
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$565,838
Total number of portfolio holdings	324
Portfolio turnover rate	74%
Total advisory fees paid (000's)	$1,296
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
TXRAX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Tax Aware Real Return Fund

Class C Shares/Ticker: TXRCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class C Shares	$124	1.19%
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class C Shares, without a sales charge, returned 7.62% for the year ended October 31, 2024. The Bloomberg US Municipal Index (the "Index") returned 9.70%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 7.53%, and the Tax Aware Real Return Composite Benchmark Index returned 7.17% for the period.
  The Fund’s shorter overall duration detracted from performance, as municipal rates fell across the curve over the period. Generally, when interest rates fall (as they did during the reporting period), bonds of shorter duration will experience less price appreciation than longer duration bonds. Additionally, being overweight to the front end of the curve, specifically the 0-1yr. effective duration bucket, detracted from the Fund's performance.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from the Fund's absolute performance.
  The overweight to the long end of the curve, specifically the 10+ year effective duration bucket, was a positive contributor to the Fund's performance as it outperformed over the period.
  The overweight to A-rated and BBB-rated bonds was additive to the Fund's performance over the period as they outperformed higher quality bonds. Additionally, the Fund’s overweight to the industrial development revenue/pollution control revenue sector positively contributed to the Fund's performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class C Shares	August 31, 2005	6.62%	2.00%	1.30%
JPMorgan Tax Aware Real Return Fund Class C Shares - excluding sales charge		7.62	2.00	1.30
Bloomberg US Municipal Index		9.70	1.05	2.30
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		7.53	1.14	2.06
Tax Aware Real Return Composite Benchmark Index		7.17	3.98	3.03
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Tax Aware Real Return Fund, the Bloomberg US Municipal Index, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Tax Aware Real Return Composite Benchmark Index from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Tax Aware Real Return Composite Benchmark Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Tax Aware Real Return Composite Benchmark Index is determined by adding the return of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index. Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.
For some investors, income from municipal bonds may be subject to the Alternative Minimum Tax. Capital gains, if any, are federally taxable. Income may be subject to state and local taxes.
The Tax Aware strategy seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains. There can be no guarantee the strategy will minimize or eliminate such tax liability.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower.
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$565,838
Total number of portfolio holdings	324
Portfolio turnover rate	74%
Total advisory fees paid (000's)	$1,296
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
TXRCX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Tax Aware Real Return Fund

Class I Shares/Ticker: TXRIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class I Shares	$46	0.44%
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class I Shares returned 8.39% for the year ended October 31, 2024. The Bloomberg US Municipal Index (the "Index") returned 9.70%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 7.53%, and the Tax Aware Real Return Composite Benchmark Index returned 7.17% for the period.
  The Fund’s shorter overall duration detracted from performance, as municipal rates fell across the curve over the period. Generally, when interest rates fall (as they did during the reporting period), bonds of shorter duration will experience less price appreciation than longer duration bonds. Additionally, being overweight to the front end of the curve, specifically the 0-1yr. effective duration bucket, detracted from the Fund's performance.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from the Fund's absolute performance.
  The overweight to the long end of the curve, specifically the 10+ year effective duration bucket, was a positive contributor to the Fund's performance as it outperformed over the period.
  The overweight to A-rated and BBB-rated bonds was additive to the Fund's performance over the period as they outperformed higher quality bonds. Additionally, the Fund’s overweight to the industrial development revenue/pollution control revenue sector positively contributed to the Fund's performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class I Shares	August 31, 2005	8.39%	2.78%	1.99%
Bloomberg US Municipal Index		9.70	1.05	2.30
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		7.53	1.14	2.06
Tax Aware Real Return Composite Benchmark Index		7.17	3.98	3.03
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Tax Aware Real Return Fund, the Bloomberg US Municipal Index, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Tax Aware Real Return Composite Benchmark Index from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Tax Aware Real Return Composite Benchmark Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Tax Aware Real Return Composite Benchmark Index is determined by adding the return of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index. Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.
For some investors, income from municipal bonds may be subject to the Alternative Minimum Tax. Capital gains, if any, are federally taxable. Income may be subject to state and local taxes.
The Tax Aware strategy seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains. There can be no guarantee the strategy will minimize or eliminate such tax liability.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower.
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$565,838
Total number of portfolio holdings	324
Portfolio turnover rate	74%
Total advisory fees paid (000's)	$1,296
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
TXRIX-1024
ANNUAL SHAREHOLDER REPORT | October 31, 2024 (Unaudited)
JPMorgan Tax Aware Real Return Fund

Class R6 Shares/Ticker: TXRRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class R6 Shares	$36	0.34%
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class R6 Shares returned 8.51% for the year ended October 31, 2024. The Bloomberg US Municipal Index (the "Index") returned 9.70%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 7.53%, and the Tax Aware Real Return Composite Benchmark Index returned 7.17% for the period.
  The Fund’s shorter overall duration detracted from performance, as municipal rates fell across the curve over the period. Generally, when interest rates fall (as they did during the reporting period), bonds of shorter duration will experience less price appreciation than longer duration bonds. Additionally, being overweight to the front end of the curve, specifically the 0-1yr. effective duration bucket, detracted from the Fund's performance.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from the Fund's absolute performance.
  The overweight to the long end of the curve, specifically the 10+ year effective duration bucket, was a positive contributor to the Fund's performance as it outperformed over the period.
  The overweight to A-rated and BBB-rated bonds was additive to the Fund's performance over the period as they outperformed higher quality bonds. Additionally, the Fund’s overweight to the industrial development revenue/pollution control revenue sector positively contributed to the Fund's performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class R6 Shares	August 16, 2013	8.51%	2.86%	2.08%
Bloomberg US Municipal Index		9.70	1.05	2.30
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		7.53	1.14	2.06
Tax Aware Real Return Composite Benchmark Index		7.17	3.98	3.03
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Tax Aware Real Return Fund, the Bloomberg US Municipal Index, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Tax Aware Real Return Composite Benchmark Index from October 31, 2014 to October 31, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Tax Aware Real Return Composite Benchmark Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Tax Aware Real Return Composite Benchmark Index is determined by adding the return of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index. Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.
For some investors, income from municipal bonds may be subject to the Alternative Minimum Tax. Capital gains, if any, are federally taxable. Income may be subject to state and local taxes.
The Tax Aware strategy seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains. There can be no guarantee the strategy will minimize or eliminate such tax liability.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower.
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$565,838
Total number of portfolio holdings	324
Portfolio turnover rate	74%
Total advisory fees paid (000's)	$1,296
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
TXRRX-1024

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2024 – $596,214

2023 – $625,893

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2024 – $101,669

2023 – $105,514

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2024 – $128,864

2023 – $153,757

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended October 31, 2024 and 2023, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2024 – Not applicable

2023 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2024 – 0.0%

2023 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable—Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2023 - $35.1 million

2022 - $31.9 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan International Equity Funds
October 31, 2024
JPMorgan Developed International Value Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund
JPMorgan International Hedged Equity Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.6%
Australia — 4.2%
BHP Group Ltd.	381	10,581
Insignia Financial Ltd.	716	1,550
JB Hi-Fi Ltd.	30	1,628
New Hope Corp. Ltd.	355	1,134
Perseus Mining Ltd.	628	1,173
QBE Insurance Group Ltd.	125	1,410
Rio Tinto plc	126	8,157
Ventia Services Group Pty. Ltd.	421	1,264
		26,897
Austria — 1.0%
BAWAG Group AG (a)	16	1,268
Erste Group Bank AG	40	2,259
OMV AG	29	1,203
Telekom Austria AG	173	1,432
		6,162
Belgium — 0.8%
Ageas SA	25	1,337
KBC Group NV	29	2,093
Proximus SADP	77	561
Solvay SA	32	1,288
		5,279
China — 0.7%
BOC Hong Kong Holdings Ltd.	639	2,086
Yangzijiang Shipbuilding Holdings Ltd.	1,128	2,192
		4,278
Denmark — 1.1%
Carlsberg A/S, Class B	10	1,148
Danske Bank A/S	73	2,142
H Lundbeck A/S	221	1,438
ISS A/S	47	904
Jyske Bank A/S (Registered)	10	717
Sydbank A/S	17	810
		7,159
Finland — 1.6%
Fortum OYJ	92	1,354
Kalmar OYJ, Class B *	62	1,940
Nokia OYJ	667	3,156
Nordea Bank Abp	45	532
Nordea Bank Abp	248	2,900
		9,882
INVESTMENTS	SHARES (000)	VALUE ($000)

France — 8.8%
AXA SA	158	5,919
BNP Paribas SA	88	6,039
Carrefour SA	118	1,874
Cie de Saint-Gobain SA	43	3,909
Cie Generale des Etablissements Michelin SCA	69	2,336
Coface SA	85	1,373
Credit Agricole SA	165	2,532
Eiffage SA	15	1,413
Engie SA	198	3,311
Eurazeo SE	15	1,157
Orange SA	223	2,448
Renault SA	45	2,039
Rexel SA	15	425
Rubis SCA	39	957
Television Francaise 1 SA	139	1,151
TotalEnergies SE	163	10,196
Unibail-Rodamco-Westfield, REIT	18	1,477
Vallourec SACA *	100	1,652
Vicat SACA	28	1,040
Vinci SA	45	5,033
		56,281
Georgia — 0.2%
Bank of Georgia Group plc	20	1,102
Germany — 9.8%
Allianz SE (Registered)	32	9,973
Bilfinger SE	24	1,167
Commerzbank AG	165	2,923
Deutsche Bank AG (Registered)	218	3,704
Deutsche Telekom AG (Registered)	279	8,446
Douglas AG *	47	952
E.ON SE	234	3,150
Freenet AG	21	623
Fresenius SE & Co. KGaA *	58	2,130
Heidelberg Materials AG	23	2,520
Henkel AG & Co. KGaA (Preference)	29	2,492
HOCHTIEF AG	16	1,966
Hornbach Holding AG & Co. KGaA	14	1,217
LEG Immobilien SE	19	1,746
Mercedes-Benz Group AG	63	3,830
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	12	5,950
RWE AG	74	2,404
SAF-Holland SE	76	1,180
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	1

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Talanx AG	16	1,255
Traton SE	39	1,263
TUI AG *	137	1,142
Vonovia SE	81	2,669
		62,702
Hong Kong — 0.9%
Link, REIT	576	2,686
Pacific Basin Shipping Ltd.	3,041	837
Prudential plc	89	740
United Laboratories International Holdings Ltd. (The)	944	1,281
		5,544
Ireland — 1.4%
AerCap Holdings NV	26	2,426
AIB Group plc	260	1,394
Bank of Ireland Group plc	181	1,681
Cairn Homes plc	523	1,223
Glenveagh Properties plc * (a)	591	1,034
Greencore Group plc *	509	1,365
		9,123
Israel — 0.2%
Plus500 Ltd.	45	1,353
Italy — 6.1%
Azimut Holding SpA	37	924
Banca Monte dei Paschi di Siena SpA	229	1,259
Banco BPM SpA	226	1,523
BFF Bank SpA (a)	150	1,462
BPER Banca SpA	223	1,359
Buzzi SpA	29	1,124
Danieli & C Officine Meccaniche SpA	43	874
Enel SpA	693	5,259
Generali	104	2,895
Intesa Sanpaolo SpA	1,140	4,879
Maire SpA	133	1,006
Mediobanca Banca di Credito Finanziario SpA	93	1,527
MFE-MediaForEurope NV, Class B	255	1,179
Pirelli & C SpA (a)	196	1,071
Poste Italiane SpA (a)	126	1,776
Saipem SpA *	773	1,837
UniCredit SpA	117	5,152
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
Unipol Gruppo SpA	195	2,417
Webuild SpA	433	1,228
		38,751
Japan — 18.1%
Asahi Group Holdings Ltd.	186	2,229
Cosmo Energy Holdings Co. Ltd.	40	1,989
Credit Saison Co. Ltd.	89	1,993
Dai-ichi Life Holdings, Inc.	81	2,027
Daiwa Securities Group, Inc.	258	1,687
ENEOS Holdings, Inc.	411	2,072
Furukawa Electric Co. Ltd.	41	1,018
Hokkaido Electric Power Co., Inc.	167	1,077
Honda Motor Co. Ltd.	374	3,759
Idemitsu Kosan Co. Ltd.	240	1,633
Inpex Corp.	135	1,774
Isuzu Motors Ltd.	115	1,486
ITOCHU Corp.	106	5,229
Kamigumi Co. Ltd.	55	1,138
Kandenko Co. Ltd.	85	1,242
Kansai Electric Power Co., Inc. (The)	117	1,875
Kansai Paint Co. Ltd.	65	1,059
KDDI Corp.	162	5,064
Komatsu Ltd.	93	2,394
Marubeni Corp.	162	2,417
Mitsubishi UFJ Financial Group, Inc.	953	10,045
Mitsui & Co. Ltd.	137	2,801
Mizuho Financial Group, Inc.	223	4,630
Modec, Inc.	87	1,897
MS&AD Insurance Group Holdings, Inc.	155	3,437
Niterra Co. Ltd.	42	1,179
Nomura Real Estate Holdings, Inc.	54	1,332
ORIX Corp.	115	2,423
Osaka Gas Co. Ltd.	94	2,004
Resona Holdings, Inc.	333	2,200
Sankyo Co. Ltd.	129	1,716
Sega Sammy Holdings, Inc.	76	1,434
Sekisui House Ltd.	90	2,171
Shimamura Co. Ltd.	24	1,256
SKY Perfect JSAT Holdings, Inc.	230	1,313
Sojitz Corp.	68	1,390
Sony Group Corp.	71	1,241
Sumitomo Corp.	117	2,466
Sumitomo Electric Industries Ltd.	118	1,812
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Sumitomo Forestry Co. Ltd.	54	2,080
Sumitomo Mitsui Financial Group, Inc.	320	6,787
Sumitomo Realty & Development Co. Ltd.	58	1,732
Suzuki Motor Corp.	271	2,692
T&D Holdings, Inc.	141	2,251
Tokyo Steel Manufacturing Co. Ltd.	133	1,326
Tokyo Tatemono Co. Ltd.	86	1,409
Tokyu Fudosan Holdings Corp.	255	1,594
Toyota Tsusho Corp.	123	2,096
Tsubakimoto Chain Co.	121	1,519
UACJ Corp.	35	1,159
Yokohama Rubber Co. Ltd. (The)	51	1,050
		115,604
Netherlands — 3.0%
ABN AMRO Bank NV, CVA (a)	94	1,549
Aegon Ltd.	267	1,688
ASR Nederland NV	29	1,398
Eurocommercial Properties NV, REIT	47	1,195
ING Groep NV	288	4,887
Koninklijke BAM Groep NV	378	1,743
Koninklijke Heijmans N.V., CVA	78	2,097
NN Group NV	59	2,913
OCI NV * (b)	46	554
SBM Offshore NV	70	1,286
		19,310
Norway — 1.8%
Aker Solutions ASA	231	1,094
DNB Bank ASA	112	2,323
Equinor ASA	100	2,365
Frontline plc	46	891
Hoegh Autoliners ASA	125	1,315
Telenor ASA	176	2,167
Wallenius Wilhelmsen ASA (b)	126	1,248
		11,403
Peru — 0.2%
Hochschild Mining plc *	497	1,470
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	2,690	1,357
Singapore — 1.5%
DBS Group Holdings Ltd.	43	1,245
Hafnia Ltd.	160	940
INVESTMENTS	SHARES (000)	VALUE ($000)

Singapore — continued
Oversea-Chinese Banking Corp. Ltd.	336	3,857
United Overseas Bank Ltd.	135	3,289
		9,331
Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	510	5,078
Banco de Sabadell SA	763	1,489
Banco Santander SA	1,273	6,221
Bankinter SA	139	1,135
CaixaBank SA (b)	400	2,435
Tecnicas Reunidas SA *	102	1,229
Unicaja Banco SA (a)	841	1,057
		18,644
Sweden — 2.7%
Ambea AB (a)	185	1,582
Betsson AB, Class B *	84	1,112
Granges AB	95	1,118
Loomis AB	31	977
NCC AB, Class B	89	1,328
Skandinaviska Enskilda Banken AB, Class A	181	2,556
Storskogen Group AB, Class B	1,103	916
Svenska Handelsbanken AB, Class A	204	2,117
Swedbank AB, Class A	100	2,034
Tele2 AB, Class B	166	1,745
Telia Co. AB	553	1,610
		17,095
Switzerland — 3.9%
Aryzta AG *	520	919
Novartis AG (Registered)	153	16,604
Zurich Insurance Group AG	12	7,262
		24,785
United Kingdom — 14.4%
3i Group plc	110	4,507
Aviva plc	347	2,032
Balfour Beatty plc	249	1,426
Barclays plc	1,539	4,719
Beazley plc	140	1,368
Bellway plc	29	1,067
British American Tobacco plc	174	6,086
British Land Co. plc (The), REIT	214	1,100
BT Group plc	1,052	1,878
Centrica plc	1,259	1,907
Currys plc *	1,302	1,385
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	3

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Future plc	99	1,117
Great Portland Estates plc, REIT	208	840
Hammerson plc, REIT	324	1,202
Harbour Energy plc	272	967
Hiscox Ltd.	69	968
HSBC Holdings plc	1,502	13,785
IG Group Holdings plc	56	644
Imperial Brands plc	99	2,981
Inchcape plc	120	1,112
International Consolidated Airlines Group SA	490	1,334
Investec plc	232	1,782
ITV plc	1,379	1,313
JET2 plc	54	1,011
Just Group plc	1,017	1,757
Keller Group plc	57	1,197
Kier Group plc	696	1,287
Land Securities Group plc, REIT	188	1,464
Lloyds Banking Group plc	5,509	3,781
Man Group plc	271	692
Marks & Spencer Group plc	492	2,389
Mitie Group plc	948	1,422
Morgan Sindall Group plc	23	1,125
NatWest Group plc	676	3,202
Paragon Banking Group plc	180	1,593
Premier Foods plc	451	1,096
Serco Group plc	374	845
Shaftesbury Capital plc, REIT	504	885
SSE plc	113	2,567
Standard Chartered plc	291	3,374
Taylor Wimpey plc	756	1,429
Tesco plc	695	3,071
TP ICAP Group plc	422	1,220
Watches of Switzerland Group plc * (c)	217	1,140
		92,067
United States — 9.1%
BP plc	652	3,189
GSK plc	109	1,966
Holcim AG	49	4,853
Roche Holding AG	55	16,940
Sanofi SA	92	9,766
Shell plc	465	15,524
Signify NV (a)	35	851
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Swiss Re AG	30	3,865
TI Fluid Systems plc (a)	603	1,323
		58,277
Total Common Stocks (Cost $501,833)		603,856
Short-Term Investments — 5.2%
Investment Companies — 4.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (d) (e) (Cost $31,320)	31,310	31,322
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (d) (e)(Cost $1,743)	1,743	1,743
Total Short-Term Investments (Cost $33,063)		33,065
Total Investments — 99.8% (Cost $534,896)		636,921
Other Assets in Excess of Liabilities — 0.2%		961
NET ASSETS — 100.0%		637,882

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $1,666.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan International Equity Funds	October 31, 2024

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	22.2%
Insurance	10.4
Pharmaceuticals	7.5
Oil, Gas & Consumable Fuels	6.9
Metals & Mining	3.9
Construction & Engineering	3.7
Trading Companies & Distributors	3.0
Diversified Telecommunication Services	2.9
Capital Markets	2.8
Automobiles	2.2
Electric Utilities	1.9
Real Estate Management & Development	1.6
Household Durables	1.6
Machinery	1.6
Automobile Components	1.6
Construction Materials	1.5
Tobacco	1.4
Energy Equipment & Services	1.4
Multi-Utilities	1.3
Specialty Retail	1.2
Retail REITs	1.2
Wireless Telecommunication Services	1.2
Consumer Staples Distribution & Retail	1.1
Financial Services	1.0
Media	1.0
Others (each less than 1.0%)	8.7
Short-Term Investments	5.2
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	5

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	28	12/12/2024	JPY	4,912	8
EURO STOXX 50 Index	134	12/20/2024	EUR	7,058	(193)
FTSE 100 Index	39	12/20/2024	GBP	4,096	(95)
					(280)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan International Equity Funds	October 31, 2024

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Brazil — 11.2%
Banco BTG Pactual SA	7,882	44,325
Itau Unibanco Holding SA, ADR	13,786	83,403
MercadoLibre, Inc. *	96	195,449
NU Holdings Ltd., Class A *	13,554	204,532
Petroleo Brasileiro SA, ADR	8,405	103,975
Raia Drogasil SA	13,911	58,836
WEG SA	9,246	86,976
		777,496
China — 22.2%
Alibaba Group Holding Ltd., ADR	1,130	110,708
Contemporary Amperex Technology Co. Ltd., Class A	2,540	88,075
Full Truck Alliance Co. Ltd., ADR	9,071	81,186
Fuyao Glass Industry Group Co. Ltd., Class A	8,023	64,144
H World Group Ltd., ADR	2,286	83,879
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,850	49,791
Kanzhun Ltd., ADR	2,462	35,825
Kweichow Moutai Co. Ltd., Class A	406	87,170
Midea Group Co. Ltd., Class A	9,055	90,692
Montage Technology Co. Ltd., Class A	9,057	86,920
PDD Holdings, Inc., ADR *	461	55,619
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,698	63,557
Shenzhou International Group Holdings Ltd.	3,791	29,271
Tencent Holdings Ltd.	8,477	442,014
Trip.com Group Ltd., ADR *	856	55,151
Wuliangye Yibin Co. Ltd., Class A	155	3,200
Yum China Holdings, Inc.	2,596	114,500
		1,541,702
Greece — 0.5%
National Bank of Greece SA	4,213	33,008
Hong Kong — 2.4%
AIA Group Ltd.	7,697	60,745
Techtronic Industries Co. Ltd.	6,138	88,796
Techtronic Industries Co. Ltd.	1,220	17,611
		167,152
India — 16.6%
Apollo Hospitals Enterprise Ltd.	453	37,706
Asian Paints Ltd.	755	26,296
Bajaj Finance Ltd.	1,357	110,834
Bharat Electronics Ltd.	13,958	47,117
Bharti Airtel Ltd.	3,034	58,077
HDFC Bank Ltd.	5,688	116,925
INVESTMENTS	SHARES (000)	VALUE ($000)

India — continued
Hindustan Aeronautics Ltd. (a)	803	40,418
ICICI Bank Ltd.	5,497	84,329
Infosys Ltd.	2,718	56,718
ITC Ltd.	15,000	87,027
Kotak Mahindra Bank Ltd.	4,092	84,004
MakeMyTrip Ltd. *	651	66,026
NTPC Ltd.	18,201	88,030
Shriram Finance Ltd.	1,677	62,244
Tata Consultancy Services Ltd.	1,424	66,988
Tata Motors Ltd.	6,867	67,918
UltraTech Cement Ltd.	408	53,556
		1,154,213
Indonesia — 3.3%
Bank Central Asia Tbk. PT	172,133	112,415
Bank Rakyat Indonesia Persero Tbk. PT	381,641	116,345
		228,760
Macau — 0.5%
Sands China Ltd. *	15,080	38,369
Mexico — 5.0%
Fomento Economico Mexicano SAB de CV, ADR	639	61,961
Grupo Financiero Banorte SAB de CV, Class O	17,774	124,047
Grupo Mexico SAB de CV	8,526	44,735
Vista Energy SAB de CV, ADR *	719	35,840
Wal-Mart de Mexico SAB de CV	30,382	83,890
		350,473
Panama — 1.0%
Copa Holdings SA, Class A	709	69,014
Portugal — 1.3%
Jeronimo Martins SGPS SA	4,618	89,761
South Africa — 3.1%
Bid Corp. Ltd.	2,662	62,990
Capitec Bank Holdings Ltd.	477	86,117
Shoprite Holdings Ltd.	3,916	67,632
		216,739
South Korea — 8.5%
Hanwha Aerospace Co. Ltd.	374	98,937
Hanwha Industrial Solutions Co. Ltd. *	414	12,696
Kia Corp.	1,199	79,321
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	7

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Samsung Electronics Co. Ltd.	6,037	256,324
SK Hynix, Inc.	1,128	147,705
		594,983
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	14,730	146,634
Taiwan — 17.2%
ASE Technology Holding Co. Ltd.	9,301	43,862
Chailease Holding Co. Ltd.	11,085	51,907
Delta Electronics, Inc.	6,337	78,267
MediaTek, Inc.	2,114	82,294
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,396	647,119
Taiwan Semiconductor Manufacturing Co. Ltd.	6,322	198,255
Wiwynn Corp.	1,654	94,034
		1,195,738
Turkey — 3.5%
Aselsan Elektronik Sanayi ve Ticaret A/S	32,015	56,934
BIM Birlesik Magazalar A/S	5,637	76,744
KOC Holding A/S	9,733	47,999
Turkiye Garanti Bankasi A/S	10,558	32,938
Yapi ve Kredi Bankasi A/S	40,282	28,811
		243,426
United States — 0.7%
Globant SA *	245	51,450
Total Common Stocks (Cost $5,015,090)		6,898,918
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (b) (c) (Cost $89,923)	89,883	89,919
Total Investments — 100.4% (Cost $5,105,013)		6,988,837
Liabilities in Excess of Other Assets — (0.4)%		(29,638)
NET ASSETS — 100.0%		6,959,199

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.9%
Semiconductors & Semiconductor Equipment	17.3
Interactive Media & Services	6.8
Consumer Staples Distribution & Retail	6.3
Broadline Retail	5.2
Hotels, Restaurants & Leisure	5.1
Technology Hardware, Storage & Peripherals	5.0
Aerospace & Defense	3.5
Electrical Equipment	2.7
IT Services	2.5
Consumer Finance	2.5
Machinery	2.2
Beverages	2.2
Automobiles	2.1
Oil, Gas & Consumable Fuels	2.0
Household Durables	1.3
Independent Power and Renewable Electricity Producers	1.3
Tobacco	1.3
Ground Transportation	1.2
Electronic Equipment, Instruments & Components	1.1
Passenger Airlines	1.0
Others (each less than 1.0%)	8.2
Short-Term Investments	1.3
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan International Equity Funds	October 31, 2024

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.5%
Austria — 0.0% ^
Raiffeisen Bank International AG	49	873
Brazil — 5.2%
Atacadao SA *	1,311	1,687
B3 SA - Brasil Bolsa Balcao	3,865	7,107
Banco Bradesco SA (Preference)	557	1,390
Banco BTG Pactual SA	917	5,156
Banco do Brasil SA	1,343	6,100
BB Seguridade Participacoes SA	139	825
Centrais Eletricas Brasileiras SA	275	1,804
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	115	1,835
Cia Energetica de Minas Gerais (Preference)	1,547	3,037
Gerdau SA (Preference)	1,792	5,661
Itau Unibanco Holding SA (Preference)	779	4,735
Itausa SA (Preference)	2,885	5,289
Localiza Rent a Car SA	487	3,544
Lojas Renner SA	602	1,938
MercadoLibre, Inc. *	1	1,646
NU Holdings Ltd., Class A *	735	11,093
Petroleo Brasileiro SA (Preference)	3,064	18,996
Porto Seguro SA	167	1,100
Raia Drogasil SA	591	2,501
Suzano SA	474	4,900
TIM SA, ADR	228	3,266
TOTVS SA	190	978
Vale SA, ADR	1,120	11,988
Vibra Energia SA	448	1,730
WEG SA	627	5,895
		114,201
Chile — 0.3%
Banco Santander Chile, ADR	307	6,006
China — 26.6%
Agricultural Bank of China Ltd., Class H	9,016	4,430
Alibaba Group Holding Ltd.	4,556	55,736
Aluminum Corp. of China Ltd., Class H	3,098	1,974
Amoy Diagnostics Co. Ltd., Class A	194	659
Anker Innovations Technology Co. Ltd., Class A	249	2,801
ANTA Sports Products Ltd.	612	6,536
Baidu, Inc., ADR *	62	5,660
Baidu, Inc., Class A *	54	612
Bank of China Ltd., Class H	16,688	7,921
BeiGene Ltd. *	76	1,199
BOE Technology Group Co. Ltd., Class A	1,604	1,052
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
BYD Co. Ltd., Class H	321	11,612
BYD Electronic International Co. Ltd.	105	452
CGN Power Co. Ltd., Class H (a)	3,233	1,162
China Construction Bank Corp., Class H	34,041	26,424
China International Capital Corp. Ltd., Class H (a)	752	1,358
China Life Insurance Co. Ltd., Class H	2,685	5,691
China Mengniu Dairy Co. Ltd.	1,239	2,775
China Merchants Bank Co. Ltd., Class A	293	1,537
China Merchants Bank Co. Ltd., Class H	2,171	10,624
China Oilfield Services Ltd., Class H	1,864	1,744
China Overseas Land & Investment Ltd.	1,031	1,970
China Pacific Insurance Group Co. Ltd., Class H	1,800	6,250
China Petroleum & Chemical Corp., Class H	4,560	2,569
China Resources Gas Group Ltd.	1,766	6,807
China Resources Land Ltd.	996	3,320
China Resources Mixc Lifestyle Services Ltd. (a)	1,011	4,172
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	535	3,387
China Shenhua Energy Co. Ltd., Class H	317	1,373
China Yangtze Power Co. Ltd., Class A	1,427	5,525
CITIC Securities Co. Ltd., Class H	430	1,189
Contemporary Amperex Technology Co. Ltd., Class A	185	6,410
COSCO SHIPPING Holdings Co. Ltd., Class A	1,194	2,445
ENN Energy Holdings Ltd.	457	3,222
Flat Glass Group Co. Ltd., Class H	691	1,408
Foxconn Industrial Internet Co. Ltd., Class A	1,019	3,416
Full Truck Alliance Co. Ltd., ADR	259	2,320
Fuyao Glass Industry Group Co. Ltd., Class H (a)	1,025	7,270
Ganfeng Lithium Group Co. Ltd. (a)	197	540
GRG Banking Equipment Co. Ltd., Class A	548	947
H World Group Ltd., ADR	20	744
H World Group Ltd.	1,104	4,063
Haier Smart Home Co. Ltd., Class H	2,051	7,442
Haitian International Holdings Ltd.	369	1,021
Hongfa Technology Co. Ltd., Class A	989	4,207
Industrial & Commercial Bank of China Ltd., Class H	13,655	8,191
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,277	5,016
JD.com, Inc., Class A	831	16,845
Jiangsu Hengli Hydraulic Co. Ltd., Class A	161	1,171
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	314	2,058
Kanzhun Ltd., ADR	139	2,020
KE Holdings, Inc., ADR	186	4,079
Kuaishou Technology * (a)	277	1,633
Kweichow Moutai Co. Ltd., Class A	40	8,650
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	9

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Lenovo Group Ltd.	2,560	3,376
Luzhou Laojiao Co. Ltd., Class A	46	884
Meituan * (a)	1,607	37,965
Midea Group Co. Ltd., Class A	429	4,295
Montage Technology Co. Ltd., Class A	293	2,810
NetEase, Inc.	815	13,114
Nongfu Spring Co. Ltd., Class H (a)	255	949
PDD Holdings, Inc., ADR *	192	23,187
PetroChina Co. Ltd., Class H	9,420	7,074
PICC Property & Casualty Co. Ltd., Class H	3,714	5,634
Ping An Insurance Group Co. of China Ltd., Class H	2,725	16,883
Postal Savings Bank of China Co. Ltd., Class H (a)	3,629	2,084
Sany Heavy Industry Co. Ltd., Class A	426	1,092
Shanghai Baosight Software Co. Ltd., Class A	111	418
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	120	4,481
Shenzhou International Group Holdings Ltd.	275	2,120
Silergy Corp.	216	3,351
Sinopharm Group Co. Ltd., Class H	1,463	3,644
Sunny Optical Technology Group Co. Ltd.	546	3,552
Sunresin New Materials Co. Ltd., Class A	102	702
Tencent Holdings Ltd.	1,905	99,310
Tencent Music Entertainment Group, ADR	207	2,309
Tianshan Aluminum Group Co. Ltd., Class A	1,136	1,320
Tingyi Cayman Islands Holding Corp.	1,056	1,541
Trip.com Group Ltd., ADR *	44	2,818
Trip.com Group Ltd. *	109	7,027
Weichai Power Co. Ltd., Class H	1,789	2,703
Wuliangye Yibin Co. Ltd., Class A	175	3,614
Xiaomi Corp., Class B * (a)	2,433	8,344
Xinyi Solar Holdings Ltd.	2,198	1,127
XPeng, Inc., ADR * (b)	117	1,314
XPeng, Inc., Class A *	96	540
Yum China Holdings, Inc. (b)	204	9,189
Yum China Holdings, Inc.	47	2,069
Zhejiang Dingli Machinery Co. Ltd., Class A	387	2,756
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	226	1,142
Zhuzhou CRRC Times Electric Co. Ltd., Class H	435	1,670
Zijin Mining Group Co. Ltd., Class H	4,260	9,074
ZTO Express Cayman, Inc.	111	2,561
		581,682
INVESTMENTS	SHARES (000)	VALUE ($000)

Colombia — 0.2%
Bancolombia SA, ADR	67	2,141
Ecopetrol SA, ADR (b)	210	1,615
		3,756
Czech Republic — 0.1%
Komercni Banka A/S	76	2,609
Greece — 0.8%
Alpha Services and Holdings SA	546	822
Hellenic Telecommunications Organization SA	321	5,313
Metlen Energy & Metals SA	46	1,623
National Bank of Greece SA	389	3,046
OPAP SA	150	2,564
Piraeus Financial Holdings SA	557	2,098
Public Power Corp. SA	80	1,051
		16,517
Hong Kong — 0.1%
Techtronic Industries Co. Ltd.	170	2,466
Hungary — 0.4%
MOL Hungarian Oil & Gas plc	236	1,635
OTP Bank Nyrt.	140	6,990
Richter Gedeon Nyrt.	35	1,024
		9,649
India — 17.7%
Aarti Industries Ltd.	259	1,566
Apollo Hospitals Enterprise Ltd.	28	2,343
Asian Paints Ltd.	24	852
Aurobindo Pharma Ltd.	127	2,109
Axis Bank Ltd.	721	9,909
Bajaj Auto Ltd.	18	2,079
Bajaj Finance Ltd.	89	7,244
Bharat Electronics Ltd.	2,039	6,882
Bharat Petroleum Corp. Ltd.	359	1,322
Bharti Airtel Ltd.	500	9,578
Biocon Ltd.	245	920
Britannia Industries Ltd.	93	6,287
Cholamandalam Investment and Finance Co. Ltd.	244	3,679
Cipla Ltd.	120	2,212
Coal India Ltd.	518	2,781
Colgate-Palmolive India Ltd.	65	2,347
Computer Age Management Services Ltd.	46	2,421
Crompton Greaves Consumer Electricals Ltd.	425	1,973
Cummins India Ltd.	38	1,570
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Dabur India Ltd.	162	1,040
Delhivery Ltd. *	142	599
DLF Ltd.	101	985
Dr Reddy's Laboratories Ltd.	487	7,371
Eicher Motors Ltd.	75	4,344
GAIL India Ltd.	1,429	3,386
Godrej Properties Ltd. *	23	793
Havells India Ltd.	45	876
HCL Technologies Ltd.	350	7,320
HDFC Bank Ltd.	1,462	30,056
HDFC Life Insurance Co. Ltd. (a)	273	2,331
Hindalco Industries Ltd.	882	7,159
Hindustan Aeronautics Ltd. (a)	115	5,770
Hindustan Petroleum Corp. Ltd.	334	1,509
Hindustan Unilever Ltd.	323	9,697
ICICI Bank Ltd.	1,657	25,413
ICICI Lombard General Insurance Co. Ltd. (a)	78	1,764
Infosys Ltd., ADR (b)	1,149	24,027
InterGlobe Aviation Ltd. * (a)	119	5,733
ITC Ltd.	1,678	9,733
Jindal Steel & Power Ltd.	35	385
Kotak Mahindra Bank Ltd.	534	10,968
Larsen & Toubro Ltd.	142	6,077
Lupin Ltd.	52	1,347
Mahindra & Mahindra Ltd.	344	11,106
MakeMyTrip Ltd. *	16	1,655
Maruti Suzuki India Ltd.	69	9,112
Max Healthcare Institute Ltd.	86	1,041
Nestle India Ltd.	34	905
NMDC Ltd.	1,516	3,982
NTPC Ltd.	1,191	5,759
Oil & Natural Gas Corp. Ltd.	535	1,688
PB Fintech Ltd. *	58	1,180
Petronet LNG Ltd.	805	3,178
Power Finance Corp. Ltd.	374	2,010
Power Grid Corp. of India Ltd.	813	3,094
Praj Industries Ltd.	323	2,828
REC Ltd.	641	3,960
Reliance Industries Ltd.	1,877	29,680
Shriram Finance Ltd.	167	6,204
State Bank of India	481	4,677
Sun Pharmaceutical Industries Ltd.	50	1,106
Supreme Industries Ltd.	72	3,666
Syngene International Ltd. (a)	126	1,288
INVESTMENTS	SHARES (000)	VALUE ($000)

India — continued
Tata Consultancy Services Ltd.	353	16,599
Tata Motors Ltd.	968	9,571
Tata Power Co. Ltd. (The)	401	2,090
Tata Steel Ltd.	2,857	5,021
Trent Ltd.	42	3,580
Tube Investments of India Ltd.	45	2,395
UltraTech Cement Ltd.	24	3,144
Varun Beverages Ltd.	145	1,028
Vedanta Ltd.	730	4,016
WNS Holdings Ltd. *	31	1,494
Zomato Ltd. *	829	2,378
		386,192
Indonesia — 1.9%
Bank Central Asia Tbk. PT	22,898	14,954
Bank Mandiri Persero Tbk. PT	12,868	5,463
Bank Rakyat Indonesia Persero Tbk. PT	31,936	9,736
Telkom Indonesia Persero Tbk. PT	31,033	5,547
United Tractors Tbk. PT	2,812	4,908
		40,608
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	22	2,380
Kuwait — 0.2%
National Bank of Kuwait SAKP	1,353	3,748
Malaysia — 1.0%
CIMB Group Holdings Bhd.	4,601	8,343
Malayan Banking Bhd.	1,156	2,769
Petronas Chemicals Group Bhd.	2,093	2,577
Public Bank Bhd.	3,909	3,933
Telekom Malaysia Bhd.	2,387	3,534
Tenaga Nasional Bhd.	305	977
		22,133
Mexico — 2.4%
Alsea SAB de CV	617	1,489
America Movil SAB de CV	5,764	4,560
Arca Continental SAB de CV	96	823
Cemex SAB de CV, ADR	339	1,772
Cemex SAB de CV	9,089	4,765
Coca-Cola Femsa SAB de CV	204	1,685
Fomento Economico Mexicano SAB de CV	300	2,904
Grupo Aeroportuario del Sureste SAB de CV, Class B	177	4,736
Grupo Financiero Banorte SAB de CV, Class O	1,324	9,238
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	11

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mexico — continued
Grupo Mexico SAB de CV	1,511	7,928
Kimberly-Clark de Mexico SAB de CV, Class A	1,299	1,871
Regional SAB de CV	346	2,203
Southern Copper Corp.	6	614
Wal-Mart de Mexico SAB de CV	2,822	7,793
		52,381
Panama — 0.1%
Copa Holdings SA, Class A	19	1,846
Peru — 0.4%
Credicorp Ltd.	51	9,355
Philippines — 0.3%
Ayala Land, Inc.	3,768	2,114
Bank of the Philippine Islands	472	1,160
BDO Unibank, Inc.	835	2,186
		5,460
Poland — 0.5%
Bank Polska Kasa Opieki SA	22	767
Dino Polska SA * (a)	51	4,177
Powszechna Kasa Oszczednosci Bank Polski SA	205	2,850
Powszechny Zaklad Ubezpieczen SA	303	3,006
		10,800
Qatar — 0.7%
Industries Qatar QSC	1,036	3,794
Ooredoo QPSC	325	1,022
Qatar National Bank QPSC	2,361	11,234
		16,050
Russia — 0.0%
Gazprom PJSC ‡ *	4,581	—
GMK Norilskiy Nickel PAO, ADR ‡ *	—	— (c)
GMK Norilskiy Nickel PAO ‡	4,097	—
Magnitogorsk Iron & Steel Works PJSC ‡	3,146	—
Novatek PJSC ‡	165	—
Rosneft Oil Co. PJSC ‡	833	—
Sberbank of Russia PJSC ‡	3,172	—
Severstal PAO, GDR ‡ * (a)	329	—
		—
Saudi Arabia — 3.3%
Al Rajhi Bank	740	17,283
Alinma Bank	678	5,063
Almarai Co. JSC	179	2,620
INVESTMENTS	SHARES (000)	VALUE ($000)

Saudi Arabia — continued
Dr Sulaiman Al Habib Medical Services Group Co.	12	919
Etihad Etisalat Co.	314	4,327
Mouwasat Medical Services Co.	30	753
SABIC Agri-Nutrients Co.	61	1,836
Saudi Arabian Oil Co. (a)	1,273	9,143
Saudi Awwal Bank	204	1,839
Saudi Basic Industries Corp.	374	7,240
Saudi National Bank (The)	1,286	11,306
Saudi Telecom Co.	810	9,096
Saudia Dairy & Foodstuff Co.	11	997
		72,422
South Africa — 2.7%
Absa Group Ltd.	417	3,988
Aspen Pharmacare Holdings Ltd.	83	841
Bid Corp. Ltd.	251	5,933
Bidvest Group Ltd. (The)	376	6,085
Capitec Bank Holdings Ltd.	23	4,254
Clicks Group Ltd.	269	5,751
Discovery Ltd.	82	841
FirstRand Ltd.	1,403	6,164
Gold Fields Ltd.	264	4,347
Harmony Gold Mining Co. Ltd.	217	2,353
Impala Platinum Holdings Ltd. *	133	879
Naspers Ltd., Class N	39	9,165
Shoprite Holdings Ltd.	210	3,629
Standard Bank Group Ltd.	377	5,190
		59,420
South Korea — 9.9%
Celltrion, Inc.	11	1,432
Coway Co. Ltd.	21	972
Doosan Bobcat, Inc.	—	—
Doosan Enerbility Co. Ltd. *	82	1,175
Hana Financial Group, Inc.	200	8,629
Hankook Tire & Technology Co. Ltd.	26	653
Hanmi Pharm Co. Ltd.	9	2,198
Hanwha Aerospace Co. Ltd.	11	3,016
Hanwha Industrial Solutions Co. Ltd. *	13	387
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	17	2,208
HL Mando Co. Ltd.	47	1,221
Hugel, Inc. *	13	2,530
Hyundai Glovis Co. Ltd.	71	6,259
Hyundai Mobis Co. Ltd.	36	6,452
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Hyundai Motor Co.	63	9,751
JB Financial Group Co. Ltd.	191	2,478
KakaoBank Corp.	116	1,804
KB Financial Group, Inc.	9	578
Kia Corp.	120	7,918
KIWOOM Securities Co. Ltd.	26	2,523
Korea Investment Holdings Co. Ltd.	19	1,036
Korean Air Lines Co. Ltd.	161	2,776
Kumho Petrochemical Co. Ltd.	21	2,225
LG Chem Ltd.	21	4,699
LG Energy Solution Ltd. *	2	731
NAVER Corp.	63	7,660
Orion Corp.	13	972
POSCO Holdings, Inc.	9	2,080
Samsung Biologics Co. Ltd. * (a)	9	6,955
Samsung C&T Corp.	43	3,629
Samsung E&A Co. Ltd. *	138	1,774
Samsung Electro-Mechanics Co. Ltd.	7	597
Samsung Electronics Co. Ltd.	1,585	67,320
Samsung Fire & Marine Insurance Co. Ltd.	15	3,590
Samsung Heavy Industries Co. Ltd. *	292	2,015
Samsung Life Insurance Co. Ltd.	48	3,494
Samsung Securities Co. Ltd.	31	1,023
Shinhan Financial Group Co. Ltd.	118	4,405
SK Hynix, Inc.	184	24,149
SK Telecom Co. Ltd.	149	6,102
SK, Inc.	14	1,529
SM Entertainment Co. Ltd.	34	1,730
S-Oil Corp.	76	3,155
Soulbrain Co. Ltd.	10	1,436
		217,266
Taiwan — 17.5%
Accton Technology Corp.	143	2,403
Acer, Inc.	1,037	1,285
ASE Technology Holding Co. Ltd.	1,106	5,216
Asia Cement Corp.	742	1,078
Asia Vital Components Co. Ltd.	58	1,111
Asustek Computer, Inc.	168	2,967
AUO Corp.	3,181	1,639
Cathay Financial Holding Co. Ltd.	1,293	2,731
Chailease Holding Co. Ltd.	828	3,876
Chunghwa Telecom Co. Ltd.	940	3,568
CTBC Financial Holding Co. Ltd.	8,133	9,016
INVESTMENTS	SHARES (000)	VALUE ($000)

Taiwan — continued
Delta Electronics, Inc.	403	4,983
E.Sun Financial Holding Co. Ltd.	7,643	6,499
eMemory Technology, Inc.	17	1,653
Eva Airways Corp.	1,996	2,305
Evergreen Marine Corp. Taiwan Ltd.	459	2,908
Fubon Financial Holding Co. Ltd.	3,717	10,383
Hon Hai Precision Industry Co. Ltd.	2,580	16,537
Largan Precision Co. Ltd.	90	6,304
MediaTek, Inc.	283	11,017
Mega Financial Holding Co. Ltd.	3,243	3,952
Nan Ya Plastics Corp.	664	856
Nien Made Enterprise Co. Ltd.	234	3,487
Novatek Microelectronics Corp.	42	649
Parade Technologies Ltd.	70	1,520
Pegatron Corp.	665	2,018
Pou Chen Corp.	967	1,131
President Chain Store Corp.	447	4,104
Quanta Computer, Inc.	1,359	12,340
Realtek Semiconductor Corp.	375	5,502
Taiwan Mobile Co. Ltd.	1,472	5,188
Taiwan Semiconductor Manufacturing Co. Ltd.	6,857	215,035
TCC Group Holdings Co. Ltd.	995	988
Tong Yang Industry Co. Ltd.	242	800
Uni-President Enterprises Corp.	3,285	9,199
United Microelectronics Corp.	1,655	2,388
Wistron Corp.	577	1,938
Wiwynn Corp.	68	3,854
Yageo Corp.	68	1,157
Yuanta Financial Holding Co. Ltd.	8,341	8,366
		381,951
Thailand — 1.4%
Bangkok Dusit Medical Services PCL, Class F	8,154	6,705
Bumrungrad Hospital PCL	151	1,219
CP ALL PCL	1,022	1,922
PTT Exploration & Production PCL	1,329	4,992
PTT Global Chemical PCL	2,174	1,676
PTT PCL	3,377	3,355
SCB X PCL	922	3,102
Siam Cement PCL (The) (Registered)	559	3,479
Thai Oil PCL	2,870	3,489
		29,939
Turkey — 1.0%
BIM Birlesik Magazalar A/S	440	5,989
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	13

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Turkey — continued
Ford Otomotiv Sanayi A/S	54	1,535
KOC Holding A/S	740	3,652
Turk Hava Yollari AO *	509	4,047
Turkiye Garanti Bankasi A/S	597	1,863
Turkiye Petrol Rafinerileri A/S	356	1,503
Yapi ve Kredi Bankasi A/S	4,224	3,021
		21,610
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	413	1,004
Aldar Properties PJSC	1,346	2,790
Dubai Islamic Bank PJSC	2,172	3,691
Emaar Properties PJSC	4,174	9,869
Emirates NBD Bank PJSC	1,059	5,478
Emirates Telecommunications Group Co. PJSC	868	4,187
First Abu Dhabi Bank PJSC	276	987
		28,006
United Kingdom — 0.2%
Anglogold Ashanti plc	167	4,649
United States — 0.2%
ExlService Holdings, Inc. *	58	2,415
Genpact Ltd.	40	1,529
Globant SA *	7	1,382
		5,326
Total Common Stocks (Cost $1,798,401)		2,109,301
Short-Term Investments — 3.3%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (d) (e) (Cost $47,167)	47,144	47,163
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (d) (e)(Cost $25,964)	25,964	25,964
Total Short-Term Investments (Cost $73,131)		73,127
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 99.8% (Cost $1,871,532)		2,182,428
Other Assets in Excess of Liabilities — 0.2%		4,094
NET ASSETS — 100.0%		2,186,522

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $24,585.
(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan International Equity Funds	October 31, 2024

Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.8%
Semiconductors & Semiconductor Equipment	12.7
Interactive Media & Services	5.3
Technology Hardware, Storage & Peripherals	5.0
Broadline Retail	4.9
Oil, Gas & Consumable Fuels	4.8
Metals & Mining	3.4
Hotels, Restaurants & Leisure	3.3
Automobiles	3.1
Insurance	3.0
IT Services	2.3
Consumer Staples Distribution & Retail	2.0
Electronic Equipment, Instruments & Components	1.8
Wireless Telecommunication Services	1.5
Diversified Telecommunication Services	1.5
Food Products	1.4
Real Estate Management & Development	1.4
Chemicals	1.4
Financial Services	1.1
Pharmaceuticals	1.1
Others (each less than 1.0%)	17.8
Short-Term Investments	3.4
Futures contracts outstanding as of October 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	472	12/20/2024	USD	26,595	(794)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	15

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Australia — 2.0%
Rio Tinto plc	164	10,597
China — 2.0%
Prosus NV	250	10,523
Denmark — 6.0%
Novo Nordisk A/S, Class B	172	19,260
ROCKWOOL A/S, Class B	9	4,168
Royal Unibrew A/S	103	7,731
		31,159
Finland — 0.9%
Konecranes OYJ	67	4,639
France — 14.0%
Air Liquide SA	70	12,475
Cie Generale des Etablissements Michelin SCA	171	5,774
Engie SA	521	8,736
Gaztransport Et Technigaz SA	43	6,242
Publicis Groupe SA	70	7,494
Safran SA	38	8,684
Sodexo SA	52	4,542
SPIE SA	170	6,152
Thales SA	29	4,630
Vinci SA	72	8,022
		72,751
Germany — 14.4%
Allianz SE (Registered)	34	10,790
Bilfinger SE	69	3,286
CTS Eventim AG & Co. KGaA	80	8,419
Deutsche Telekom AG (Registered)	344	10,396
DWS Group GmbH & Co. KGaA (a)	98	4,182
E.ON SE	436	5,885
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	18	9,225
SAP SE	74	17,326
Zalando SE * (a)	173	5,234
		74,743
Ireland — 2.1%
AIB Group plc	1,039	5,569
Bank of Ireland Group plc	549	5,092
		10,661
Italy — 8.1%
Buzzi SpA	121	4,756
Coca-Cola HBC AG	314	10,990
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
Prysmian SpA	123	8,698
Saipem SpA *	2,399	5,703
UniCredit SpA	271	11,970
		42,117
Netherlands — 5.8%
Adyen NV * (a)	5	7,403
ASML Holding NV	3	2,102
ASR Nederland NV	100	4,714
Euronext NV (a)	44	4,884
Fugro NV	283	6,517
Koninklijke KPN NV	1,219	4,764
		30,384
Norway — 1.3%
Aker Solutions ASA	1,374	6,511
Spain — 4.9%
Banco Santander SA	2,028	9,906
Indra Sistemas SA	236	4,167
Industria de Diseno Textil SA	204	11,634
		25,707
Sweden — 2.9%
AAK AB	200	5,755
Sweco AB, Class B	132	2,224
Volvo AB, Class B	268	6,977
		14,956
Switzerland — 3.6%
Accelleron Industries AG	145	7,819
Novartis AG (Registered)	99	10,726
		18,545
United Kingdom — 20.4%
3i Group plc	140	5,732
Auto Trader Group plc (a)	505	5,449
Barclays plc	3,855	11,819
Barratt Redrow plc	1,094	6,306
Beazley plc	525	5,115
Bellway plc	134	4,892
British Land Co. plc (The), REIT	1,504	7,743
Cranswick plc	85	5,567
Intermediate Capital Group plc	235	6,234
Marks & Spencer Group plc	1,338	6,493
NatWest Group plc	742	3,514
Next plc	55	6,993
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
RELX plc	198	9,081
Rolls-Royce Holdings plc *	1,106	7,632
Taylor Wimpey plc	3,689	6,974
Tesco plc	1,405	6,203
		105,747
United States — 9.8%
Nestle SA (Registered)	46	4,353
Roche Holding AG	46	14,155
Schneider Electric SE	35	9,199
Shell plc	696	23,227
		50,934
Total Common Stocks (Cost $412,008)		509,974
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (b) (c) (Cost $3,146)	3,145	3,146
Total Investments — 98.8% (Cost $415,154)		513,120
Other Assets in Excess of Liabilities — 1.2%		6,143
NET ASSETS — 100.0%		519,263

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	9.3%
Pharmaceuticals	8.6
Insurance	5.8
Oil, Gas & Consumable Fuels	5.7
Electrical Equipment	5.0
Capital Markets	4.1
Aerospace & Defense	4.1
Beverages	3.6
Household Durables	3.5
Broadline Retail	3.4
Software	3.4
Specialty Retail	3.3
Construction & Engineering	3.3
Food Products	3.1
Diversified Telecommunication Services	3.0
Multi-Utilities	2.9
Consumer Staples Distribution & Retail	2.5
Chemicals	2.4
Energy Equipment & Services	2.4
Machinery	2.3
Metals & Mining	2.1
Commercial Services & Supplies	1.8
Professional Services	1.8
Entertainment	1.6
Diversified REITs	1.5
Media	1.5
Financial Services	1.4
Automobile Components	1.1
Interactive Media & Services	1.1
Others (each less than 1.0%)	3.8
Short-Term Investments	0.6
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	17

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	49	12/20/2024	EUR	2,581	(90)
FTSE 100 Index	13	12/20/2024	GBP	1,365	(27)
					(117)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan International Equity Funds	October 31, 2024

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.1%
Australia — 3.8%
BHP Group Ltd.	2,356	65,468
BHP Group Ltd. (a)	468	12,998
Goodman Group, REIT	1,024	24,442
Rio Tinto Ltd.	280	21,962
Rio Tinto plc	620	40,055
		164,925
Austria — 1.0%
Erste Group Bank AG	744	42,104
Belgium — 1.2%
KBC Group NV	710	51,727
Denmark — 3.4%
Carlsberg A/S, Class B	339	37,482
Novo Nordisk A/S, Class B	970	108,776
		146,258
Finland — 1.3%
Nordea Bank Abp	4,836	56,614
France — 14.0%
Air Liquide SA	415	74,381
Airbus SE	280	42,650
Capgemini SE	163	28,343
Cie Generale des Etablissements Michelin SCA	1,727	58,356
Dassault Systemes SE	854	29,225
Legrand SA	612	69,083
LVMH Moet Hennessy Louis Vuitton SE	103	68,715
Pernod Ricard SA	233	29,079
Safran SA	317	71,750
TotalEnergies SE	963	60,449
Vinci SA	624	69,856
		601,887
Germany — 8.8%
Allianz SE (Registered)	163	51,344
Deutsche Boerse AG	251	58,160
Deutsche Telekom AG (Registered)	3,294	99,585
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	126	64,546
SAP SE	445	103,972
		377,607
Hong Kong — 2.0%
AIA Group Ltd.	5,846	46,137
Techtronic Industries Co. Ltd.	2,699	39,049
		85,186
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — 1.9%
UniCredit SpA	1,892	83,694
Japan — 19.8%
Bridgestone Corp.	387	13,784
Daikin Industries Ltd.	170	20,398
Hitachi Ltd.	3,411	85,698
Hoya Corp.	438	58,615
ITOCHU Corp.	1,707	84,461
Keyence Corp.	142	64,236
Mitsubishi UFJ Financial Group, Inc.	4,820	50,801
Mitsui Fudosan Co. Ltd.	4,806	41,007
Nippon Telegraph & Telephone Corp.	26,261	25,337
Recruit Holdings Co. Ltd.	883	53,930
Shimano, Inc.	230	33,731
Shin-Etsu Chemical Co. Ltd.	2,070	75,835
Sony Group Corp.	5,927	104,309
Terumo Corp.	3,539	67,411
Tokio Marine Holdings, Inc.	1,921	69,187
		848,740
Netherlands — 4.7%
ASML Holding NV	157	105,473
Heineken NV	383	31,411
Koninklijke KPN NV	16,056	62,753
		199,637
Singapore — 2.0%
DBS Group Holdings Ltd.	2,919	84,652
South Korea — 0.7%
Samsung Electronics Co. Ltd., GDR (b)	14	14,863
Samsung Electronics Co. Ltd., GDR (c)	14	14,778
		29,641
Spain — 3.5%
Banco Santander SA	9,604	46,918
Iberdrola SA	1,412	20,974
Industria de Diseno Textil SA (a)	1,421	81,045
		148,937
Sweden — 3.0%
Atlas Copco AB, Class A	2,761	45,569
Volvo AB, Class B	3,115	81,126
		126,695
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	19

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — 2.1%
Cie Financiere Richemont SA (Registered)	307	44,653
Lonza Group AG (Registered)	75	46,395
		91,048
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	331	63,127
United Kingdom — 14.9%
3i Group plc	2,238	91,780
AstraZeneca plc	724	103,021
Compass Group plc	946	30,716
Diageo plc	1,331	41,114
InterContinental Hotels Group plc	551	60,755
Lloyds Banking Group plc	67,528	46,351
London Stock Exchange Group plc	450	61,029
NatWest Group plc	2,854	13,521
Next plc	427	54,025
RELX plc	1,921	88,771
SSE plc	2,124	48,265
		639,348
United States — 6.5%
Nestle SA (Registered)	1,082	102,297
Sanofi SA	637	67,299
Shell plc	3,055	102,002
Stellantis NV	535	7,331
		278,929
Total Common Stocks (Cost $3,002,985)		4,120,756
Short-Term Investments — 3.9%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (d) (e) (Cost $90,822)	90,779	90,815
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (d) (e)(Cost $73,806)	73,806	73,806
Total Short-Term Investments (Cost $164,628)		164,621
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 100.0% (Cost $3,167,613)		4,285,377
Other Assets in Excess of Liabilities — 0.0% ^		1,432
NET ASSETS — 100.0%		4,286,809

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $68,697.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan International Equity Funds	October 31, 2024

Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.1%
Pharmaceuticals	6.5
Insurance	5.4
Capital Markets	4.9
Diversified Telecommunication Services	4.4
Semiconductors & Semiconductor Equipment	3.9
Machinery	3.9
Oil, Gas & Consumable Fuels	3.8
Chemicals	3.5
Professional Services	3.3
Metals & Mining	3.3
Beverages	3.2
Software	3.1
Health Care Equipment & Supplies	2.9
Aerospace & Defense	2.7
Textiles, Apparel & Luxury Goods	2.6
Household Durables	2.4
Food Products	2.4
Hotels, Restaurants & Leisure	2.1
Industrial Conglomerates	2.0
Trading Companies & Distributors	2.0
Specialty Retail	1.9
Automobile Components	1.7
Construction & Engineering	1.6
Electric Utilities	1.6
Electrical Equipment	1.6
Electronic Equipment, Instruments & Components	1.5
Broadline Retail	1.3
Life Sciences Tools & Services	1.1
Real Estate Management & Development	1.0
Others (each less than 1.0%)	3.5
Short-Term Investments	3.8
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	21

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Australia — 2.1%
BHP Group Ltd. (a)	1,149	31,883
Belgium — 1.9%
KBC Group NV	390	28,379
Canada — 4.9%
Alimentation Couche-Tard, Inc.	485	25,286
Canadian Pacific Kansas City Ltd.	240	18,553
Intact Financial Corp.	159	30,284
		74,123
China — 6.5%
Tencent Holdings Ltd.	1,314	68,530
Yum China Holdings, Inc.	667	29,412
		97,942
Denmark — 2.0%
Novo Nordisk A/S, Class B	277	31,092
France — 13.6%
Air Liquide SA	180	32,375
Cie Generale des Etablissements Michelin SCA	664	22,438
Dassault Systemes SE	424	14,506
Legrand SA	202	22,781
LVMH Moet Hennessy Louis Vuitton SE	54	35,905
Safran SA	189	42,748
Vinci SA	312	34,959
		205,712
Germany — 2.3%
Deutsche Telekom AG (Registered)	732	22,126
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	24	12,353
		34,479
Hong Kong — 1.0%
Hong Kong Exchanges & Clearing Ltd.	373	14,911
India — 1.6%
HDFC Bank Ltd., ADR	381	24,027
Indonesia — 1.7%
Bank Central Asia Tbk. PT	39,443	25,759
Italy — 2.2%
UniCredit SpA	754	33,337
Japan — 15.4%
Hitachi Ltd.	1,133	28,469
Hoya Corp.	125	16,738
ITOCHU Corp.	303	14,989
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Keyence Corp.	23	10,157
Mitsubishi UFJ Financial Group, Inc.	2,411	25,413
Mitsui Fudosan Co. Ltd.	2,343	19,993
Shin-Etsu Chemical Co. Ltd.	726	26,614
Sony Group Corp.	2,033	35,783
Terumo Corp.	1,291	24,584
Tokio Marine Holdings, Inc.	847	30,491
		233,231
Mexico — 1.0%
Wal-Mart de Mexico SAB de CV	5,761	15,907
Netherlands — 3.3%
ASML Holding NV	45	30,423
Heineken NV	242	19,839
		50,262
Singapore — 2.7%
DBS Group Holdings Ltd.	1,415	41,037
South Korea — 4.0%
Kia Corp.	268	17,725
Samsung Electronics Co. Ltd.	994	42,210
		59,935
Spain — 2.6%
Industria de Diseno Textil SA (a)	688	39,240
Sweden — 3.3%
Atlas Copco AB, Class A	1,405	23,190
Volvo AB, Class B	1,026	26,723
		49,913
Taiwan — 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	274	52,230
Taiwan Semiconductor Manufacturing Co. Ltd.	774	24,272
		76,502
United Kingdom — 12.6%
3i Group plc	997	40,891
Diageo plc	551	17,015
InterContinental Hotels Group plc	242	26,652
Lloyds Banking Group plc	39,182	26,895
London Stock Exchange Group plc	160	21,692
RELX plc	914	42,217
SSE plc	656	14,901
		190,263
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 8.2%
Linde plc	67	30,790
Nestle SA (Registered)	330	31,181
Shell plc	1,868	62,367
		124,338
Total Common Stocks (Cost $1,184,098)		1,482,272
Short-Term Investments — 5.0%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (b) (c) (Cost $26,161)	26,151	26,162
Investment of Cash Collateral from Securities Loaned — 3.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (b) (c)(Cost $49,416)	49,416	49,416
Total Short-Term Investments (Cost $75,577)		75,578
Total Investments — 102.9% (Cost $1,259,675)		1,557,850
Liabilities in Excess of Other Assets — (2.9)%		(43,895)
NET ASSETS — 100.0%		1,513,955

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $45,994.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.1%
Semiconductors & Semiconductor Equipment	6.9
Chemicals	5.8
Capital Markets	5.0
Insurance	4.7
Interactive Media & Services	4.4
Oil, Gas & Consumable Fuels	4.0
Hotels, Restaurants & Leisure	3.6
Machinery	3.2
Aerospace & Defense	2.7
Professional Services	2.7
Technology Hardware, Storage & Peripherals	2.7
Health Care Equipment & Supplies	2.7
Consumer Staples Distribution & Retail	2.6
Specialty Retail	2.5
Beverages	2.4
Textiles, Apparel & Luxury Goods	2.3
Household Durables	2.3
Construction & Engineering	2.2
Metals & Mining	2.0
Food Products	2.0
Pharmaceuticals	2.0
Industrial Conglomerates	1.8
Electrical Equipment	1.5
Automobile Components	1.4
Diversified Telecommunication Services	1.4
Real Estate Management & Development	1.3
Ground Transportation	1.2
Automobiles	1.1
Trading Companies & Distributors	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	1.6
Short-Term Investments	4.9
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	23

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.2%
Australia — 7.2%
ANZ Group Holdings Ltd.	29	588
BHP Group Ltd.	62	1,712
Brambles Ltd.	26	306
Commonwealth Bank of Australia	14	1,341
Dexus, REIT	35	166
Glencore plc	24	128
Goodman Group, REIT	32	767
GPT Group (The), REIT	41	127
Insurance Australia Group Ltd.	80	395
Macquarie Group Ltd.	5	724
Medibank Pvt Ltd.	158	371
Mirvac Group, REIT	285	398
National Australia Bank Ltd.	31	791
QBE Insurance Group Ltd.	64	723
Rio Tinto Ltd.	19	1,505
Rio Tinto plc	9	585
Santos Ltd.	109	485
Transurban Group	31	260
Wesfarmers Ltd.	8	343
Westpac Banking Corp.	32	674
Woodside Energy Group Ltd.	15	229
Woolworths Group Ltd.	25	493
		13,111
Belgium — 0.6%
Anheuser-Busch InBev SA	8	484
KBC Group NV	8	550
		1,034
China — 0.3%
Prosus NV	14	590
Denmark — 3.0%
Carlsberg A/S, Class B	6	679
Novo Nordisk A/S, Class B	43	4,818
		5,497
Finland — 0.8%
Nokia OYJ	34	162
Nordea Bank Abp	110	1,281
		1,443
France — 11.7%
Air Liquide SA	12	2,232
Airbus SE	7	1,138
AXA SA	5	206
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
BNP Paribas SA	20	1,398
Capgemini SE	8	1,329
Cie Generale des Etablissements Michelin SCA	19	636
Dassault Systemes SE	14	472
Engie SA	82	1,378
Hermes International SCA	—	261
Kering SA	1	133
Legrand SA	14	1,576
L'Oreal SA	2	583
LVMH Moet Hennessy Louis Vuitton SE	4	2,941
Orange SA	71	778
Pernod Ricard SA	6	702
Safran SA	9	1,939
Societe Generale SA	32	925
TotalEnergies SE	17	1,051
Vinci SA	15	1,727
		21,405
Germany — 8.5%
adidas AG	2	532
Allianz SE (Registered)	9	2,785
BASF SE	2	85
Bayer AG (Registered)	7	195
Deutsche Post AG	24	974
Deutsche Telekom AG (Registered)	66	1,980
E.ON SE	100	1,349
Heidelberg Materials AG	2	184
Infineon Technologies AG	36	1,146
Mercedes-Benz Group AG	4	268
Merck KGaA	1	162
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2	1,088
RWE AG	9	289
SAP SE	11	2,576
Siemens AG (Registered)	8	1,564
Symrise AG	1	118
Zalando SE * (a)	7	216
		15,511
Hong Kong — 1.8%
AIA Group Ltd.	143	1,130
CK Asset Holdings Ltd.	69	280
CLP Holdings Ltd.	18	153
Hong Kong Exchanges & Clearing Ltd.	17	681
Link, REIT	34	156
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Prudential plc	41	344
Sun Hung Kai Properties Ltd.	29	314
Techtronic Industries Co. Ltd.	18	260
		3,318
Ireland — 0.3%
Kingspan Group plc	3	279
Kingspan Group plc	3	278
		557
Italy — 1.4%
Enel SpA	29	220
FinecoBank Banca Fineco SpA	35	568
UniCredit SpA	39	1,718
		2,506
Japan — 21.6%
Advantest Corp.	6	336
Ajinomoto Co., Inc.	21	822
Asahi Group Holdings Ltd.	38	451
Asahi Kasei Corp.	38	261
Bridgestone Corp.	21	759
Chugai Pharmaceutical Co. Ltd.	4	190
Daiichi Sankyo Co. Ltd.	38	1,237
Daikin Industries Ltd.	7	792
Denso Corp.	50	709
Dentsu Group, Inc.	26	793
East Japan Railway Co.	24	476
Fast Retailing Co. Ltd.	1	192
Hitachi Ltd.	81	2,040
Honda Motor Co. Ltd.	15	151
Hoya Corp.	9	1,231
ITOCHU Corp.	29	1,444
Kao Corp.	8	357
Keyence Corp.	3	1,399
Konami Group Corp.	5	449
Kyowa Kirin Co. Ltd.	29	475
Lasertec Corp.	1	149
Mitsubishi Corp.	23	421
Mitsubishi UFJ Financial Group, Inc.	62	659
Mitsui & Co. Ltd.	34	699
Mitsui Fudosan Co. Ltd.	99	849
Murata Manufacturing Co. Ltd.	44	776
Nintendo Co. Ltd.	5	264
Nippon Paint Holdings Co. Ltd.	14	109
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Nippon Steel Corp.	7	136
Nippon Telegraph & Telephone Corp.	866	836
Nomura Research Institute Ltd.	17	497
ORIX Corp.	35	737
Osaka Gas Co. Ltd.	14	294
Otsuka Corp.	29	660
Pan Pacific International Holdings Corp.	24	598
Recruit Holdings Co. Ltd.	15	885
Renesas Electronics Corp.	43	581
Resona Holdings, Inc.	55	366
Sekisui House Ltd.	6	142
Seven & i Holdings Co. Ltd.	23	331
Shimano, Inc.	3	382
Shin-Etsu Chemical Co. Ltd.	38	1,392
Shionogi & Co. Ltd.	27	383
Shiseido Co. Ltd.	4	91
SoftBank Group Corp.	5	292
Sony Group Corp.	91	1,600
Sumitomo Electric Industries Ltd.	49	754
Sumitomo Metal Mining Co. Ltd.	19	520
Sumitomo Mitsui Financial Group, Inc.	82	1,744
Suzuki Motor Corp.	75	740
T&D Holdings, Inc.	37	591
Taisei Corp.	7	278
Takeda Pharmaceutical Co. Ltd.	11	293
Terumo Corp.	52	992
Tokio Marine Holdings, Inc.	44	1,585
Tokyo Electron Ltd.	8	1,207
Toyota Motor Corp.	128	2,209
		39,606
Macau — 0.1%
Sands China Ltd. *	69	175
Netherlands — 4.3%
Adyen NV * (a)	—	382
ASML Holding NV	6	3,872
Heineken NV	10	838
Koninklijke Ahold Delhaize NV	15	490
Koninklijke KPN NV	236	922
NN Group NV	20	980
Wolters Kluwer NV	2	405
		7,889
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	25

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — 1.2%
DBS Group Holdings Ltd.	37	1,082
Oversea-Chinese Banking Corp. Ltd.	29	330
Sea Ltd., ADR *	5	434
United Overseas Bank Ltd.	14	350
		2,196
Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	50	493
Banco Santander SA	385	1,882
Iberdrola SA	46	687
Industria de Diseno Textil SA	18	1,034
		4,096
Sweden — 2.3%
Atlas Copco AB, Class A	115	1,894
Sandvik AB	26	520
Volvo AB, Class B	68	1,765
		4,179
Switzerland — 5.1%
Cie Financiere Richemont SA (Registered)	9	1,320
Givaudan SA (Registered)	—	271
Julius Baer Group Ltd.	5	304
Lonza Group AG (Registered)	3	1,499
Novartis AG (Registered)	19	2,094
Sandoz Group AG	26	1,185
SGS SA (Registered)	4	468
Sika AG (Registered)	1	138
UBS Group AG (Registered)	22	661
Zurich Insurance Group AG	2	1,351
		9,291
United Kingdom — 12.1%
3i Group plc	42	1,738
AstraZeneca plc	23	3,275
Barclays plc	457	1,401
Berkeley Group Holdings plc	8	481
British American Tobacco plc	18	641
Centrica plc	611	925
DCC plc	2	115
Diageo plc	20	609
HSBC Holdings plc	173	1,586
InterContinental Hotels Group plc	8	863
Intertek Group plc	2	130
Lloyds Banking Group plc	1,818	1,248
London Stock Exchange Group plc	7	877
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
National Grid plc	45	565
Next plc	2	208
Reckitt Benckiser Group plc	8	492
RELX plc	50	2,308
Rolls-Royce Holdings plc *	26	178
Sage Group plc (The)	14	169
SSE plc	58	1,329
Standard Chartered plc	54	622
Taylor Wimpey plc	129	244
Tesco plc	240	1,058
Unilever plc	19	1,147
		22,209
United States — 10.7%
BP plc	405	1,978
CSL Ltd.	5	935
Ferrovial SE	11	458
GSK plc	68	1,234
Nestle SA (Registered)	41	3,856
Roche Holding AG	9	2,746
Sanofi SA	11	1,191
Schneider Electric SE	11	2,745
Shell plc	103	3,434
Stellantis NV	75	1,032
		19,609
Total Common Stocks (Cost $135,520)		174,222
	NO. OF CONTRACTS
Options Purchased — 2.1%
Put Options Purchased — 2.1%
United States — 2.1%
MSCI EAFE Index
12/31/2024 at USD 2,340.00, European Style
Notional Amount: USD (177,070)
Counterparty: Exchange-Traded * (Cost $2,344)	759	3,973
	SHARES (000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (b) (c) (Cost $1,422)	1,422	1,423
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan International Equity Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 98.1% (Cost $139,286)		179,618
Other Assets in Excess of Liabilities — 1.9%		3,413
NET ASSETS — 100.0%		183,031

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.0%
Pharmaceuticals	10.8
Insurance	6.4
Semiconductors & Semiconductor Equipment	4.1
Oil, Gas & Consumable Fuels	4.0
Textiles, Apparel & Luxury Goods	2.9
Capital Markets	2.8
Food Products	2.6
Chemicals	2.6
Metals & Mining	2.6
Diversified Telecommunication Services	2.5
Machinery	2.5
Automobiles	2.4
Electrical Equipment	2.4
Multi-Utilities	2.3
Professional Services	2.3
Index Funds	2.2
Beverages	2.1
Industrial Conglomerates	2.1
Aerospace & Defense	1.8
Software	1.8
Automobile Components	1.6
Trading Companies & Distributors	1.4
IT Services	1.4
Household Durables	1.4
Construction & Engineering	1.4
Electric Utilities	1.3
Consumer Staples Distribution & Retail	1.3
Health Care Equipment & Supplies	1.2
Personal Care Products	1.2
Electronic Equipment, Instruments & Components	1.2
Broadline Retail	1.0
Others (each less than 1.0%)	9.6
Short-Term Investments	0.8
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	27

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	19	12/20/2024	USD	2,237	(73)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

Written Call Options Contracts as of October 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	759	USD 177,070	USD 2,610.00	12/31/2024	(99)
Written Put Options Contracts as of October 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	759	USD 177,070	USD 1,975.00	12/31/2024	(436)
Total Written Options Contracts (Premiums Received $2,274)						(535)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan International Equity Funds	October 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
ASSETS:
Investments in non-affiliates, at value	$603,856	$6,898,918	$2,109,301
Investments in affiliates, at value	31,322	89,919	47,163
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	1,743	—	25,964
Cash	61	341	263
Foreign currency, at value	471	322	54
Deposits at broker for futures contracts	1,015	—	1,057
Receivables:
Investment securities sold	472	—	—
Fund shares sold	680	7,193	38,386
Dividends from non-affiliates	2,742	6,573	2,158
Dividends from affiliates	136	166	120
Tax reclaims	2,078	281	130
Securities lending income (See Note 2.C.)	— (a)	9	39
Total Assets	644,576	7,003,722	2,224,635
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	1,743	—	25,964
Fund shares redeemed	394	23,818	93
Variation margin on futures contracts	138	—	113
IRS compliance fees for foreign withholding tax claims (See Note 2.K.)	3,804	—	—
Accrued liabilities:
Investment advisory fees	246	3,986	445
Administration fees	7	376	127
Distribution fees	56	90	—
Service fees	59	406	21
Custodian and accounting fees	34	702	334
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Deferred foreign capital gains tax	—	14,689	10,878
Other	213	456	138
Total Liabilities	6,694	44,523	38,113
Net Assets	$637,882	$6,959,199	$2,186,522

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	29

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
NET ASSETS:
Paid-in-Capital	$595,889	$5,765,666	$2,293,261
Total distributable earnings (loss)	41,993	1,193,533	(106,739)
Total Net Assets	$637,882	$6,959,199	$2,186,522
Net Assets:
Class A	$252,963	$324,604	$—
Class C	1,424	23,038	—
Class I	84,963	1,402,636	248,762
Class L	8,176	1,073,811	—
Class R2	637	481	—
Class R3	—	13,321	—
Class R4	—	2,642	—
Class R5	312	15,537	—
Class R6	289,407	4,103,129	1,937,760
Total	$637,882	$6,959,199	$2,186,522
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	17,403	10,573	—
Class C	101	787	—
Class I	5,660	44,486	14,505
Class L	548	33,787	—
Class R2	45	16	—
Class R3	—	438	—
Class R4	—	83	—
Class R5	21	489	—
Class R6	19,503	129,225	113,588
Net Asset Value (a):
Class A — Redemption price per share	$14.53	$30.70	$—
Class C — Offering price per share (b)	14.09	29.28	—
Class I — Offering and redemption price per share	15.01	31.53	17.15
Class L — Offering and redemption price per share	14.93	31.78	—
Class R2 — Offering and redemption price per share	14.24	30.16	—
Class R3 — Offering and redemption price per share	—	30.41	—
Class R4 — Offering and redemption price per share	—	31.37	—
Class R5 — Offering and redemption price per share	14.84	31.76	—
Class R6 — Offering and redemption price per share	14.84	31.75	17.06
Class A maximum sales charge	5.25%	5.25%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$15.34	$32.40	$—
Cost of investments in non-affiliates	$501,833	$5,015,090	$1,798,401
Cost of investments in affiliates	31,320	89,923	47,167
Cost of foreign currency	471	322	54
Investment securities on loan, at value (See Note 2.C.)	1,666	—	24,585
Cost of investment of cash collateral (See Note 2.C.)	1,743	—	25,964

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$509,974	$4,120,756	$1,482,272	$174,222
Investments in affiliates, at value	3,146	90,815	26,162	1,423
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	73,806	49,416	—
Options purchased, at value	—	—	—	3,973
Cash	101	81	166	929
Foreign currency, at value	335	221	24	3
Deposits at broker for futures contracts	449	—	—	271
Receivables:
Investment securities sold	5,376	19,895	1,633	37
Fund shares sold	92	66,230	2,855	1,967
Dividends from non-affiliates	1,037	8,075	2,599	416
Dividends from affiliates	26	286	88	— (a)
Tax reclaims	2,904	7,930	4,078	546
Securities lending income (See Note 2.C.)	—	5	2	—
Total Assets	523,440	4,388,100	1,569,295	183,787
LIABILITIES:
Payables:
Investment securities purchased	3,527	21,406	3,629	—
Collateral received on securities loaned (See Note 2.C.)	—	73,806	49,416	—
Fund shares redeemed	83	3,807	1,164	34
Variation margin on futures contracts	38	—	—	8
Outstanding options written, at fair value	—	—	—	535
Accrued liabilities:
Investment advisory fees	270	1,615	668	19
Administration fees	34	129	15	—
Distribution fees	18	96	88	2
Service fees	34	209	170	37
Custodian and accounting fees	44	127	62	39
Trustees’ and Chief Compliance Officer’s fees	—	—	—	— (a)
Other	129	96	128	82
Total Liabilities	4,177	101,291	55,340	756
Net Assets	$519,263	$4,286,809	$1,513,955	$183,031

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	31

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$496,836	$3,218,326	$1,313,993	$172,450
Total distributable earnings (loss)	22,427	1,068,483	199,962	10,581
Total Net Assets	$519,263	$4,286,809	$1,513,955	$183,031
Net Assets:
Class A	$79,387	$416,325	$364,538	$9,018
Class C	1,233	4,084	9,848	370
Class I	118,987	759,786	586,039	160,131
Class L	8,051	—	—	—
Class R2	—	3,371	2,988	—
Class R5	—	6,102	1,749	25
Class R6	311,605	3,097,141	548,793	13,487
Total	$519,263	$4,286,809	$1,513,955	$183,031
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,438	21,487	14,380	541
Class C	42	224	394	22
Class I	3,571	38,444	22,744	9,514
Class L	238	—	—	—
Class R2	—	174	119	—
Class R5	—	308	68	1
Class R6	9,268	156,038	21,273	799
Net Asset Value (a):
Class A — Redemption price per share	$32.56	$19.38	$25.35	$16.68
Class C — Offering price per share (b)	28.86	18.22	24.98	16.63
Class I — Offering and redemption price per share	33.32	19.76	25.77	16.83
Class L — Offering and redemption price per share	33.88	—	—	—
Class R2 — Offering and redemption price per share	—	19.40	25.10	—
Class R5 — Offering and redemption price per share	—	19.89	25.78	16.87
Class R6 — Offering and redemption price per share	33.62	19.85	25.80	16.88
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$34.36	$20.45	$26.75	$17.60
Cost of investments in non-affiliates	$412,008	$3,002,985	$1,184,098	$135,520
Cost of investments in affiliates	3,146	90,822	26,161	1,422
Cost of options purchased	—	—	—	2,344
Cost of foreign currency	338	225	24	3
Investment securities on loan, at value (See Note 2.C.)	—	68,697	45,994	—
Cost of investment of cash collateral (See Note 2.C.)	—	73,806	49,416	—
Premiums received from options written	—	—	—	2,274

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan International Equity Funds	October 31, 2024

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$25	$3	$37
Interest income from affiliates	—	12	39
Dividend income from non-affiliates	26,991	174,349	62,069
Dividend income from affiliates	766	1,948	1,435
Income from securities lending (net) (See Note 2.C.)	7	56	198
Foreign taxes withheld (net)	(2,630)	(17,049)	(6,500)
IRS compliance fees for foreign withholding tax claims (See Note 2.K.)	(311)	—	—
Total investment income	24,848	159,319	57,278
EXPENSES:
Investment advisory fees	3,074	49,180	4,977
Administration fees	419	5,422	1,492
Distribution fees:
Class A	595	864	—
Class C	12	200	—
Class R2	3	3	—
Class R3	—	33	—
Service fees:
Class A	595	864	—
Class C	4	67	—
Class I	140	3,910	561
Class L	7	1,164	—
Class R2	2	1	—
Class R3	—	33	—
Class R4	—	7	—
Class R5	— (a)	15	—
Custodian and accounting fees	140	2,408	1,288
Interest expense to affiliates	— (a)	134	86
Professional fees	75	208	188
Trustees’ and Chief Compliance Officer’s fees	27	49	31
Printing and mailing costs	104	521	79
Registration and filing fees	136	65	66
Transfer agency fees (See Note 2.I.)	28	247	41
Other	20	80	28
Total expenses	5,381	65,475	8,837
Less fees waived	(1,115)	(1,954)	(1,616)
Less expense reimbursements	(7)	(126)	—
Net expenses	4,259	63,395	7,221
Net investment income (loss)	20,589	95,924	50,057

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	33

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024 (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$24,538	$(102,616)(a)	$(41,375)(b)
Investments in affiliates	3	(30)	10
Futures contracts	(909)	—	(1,252)
Foreign currency transactions	131	10,471	(463)
Net realized gain (loss)	23,763	(92,175)	(43,080)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	64,066	1,283,548 (c)	369,579 (d)
Investments in affiliates	(1)	(7)	(7)
Futures contracts	57	—	383
Foreign currency translations	11	(11,678)	(66)
Change in net unrealized appreciation/depreciation	64,133	1,271,863	369,889
Net realized/unrealized gains (losses)	87,896	1,179,688	326,809
Change in net assets resulting from operations	$108,485	$1,275,612	$376,866

(a)
Net of foreign capital gains tax of $(21,406).
(b)
Net of foreign capital gains tax of $(4,789).
(c)
Net of change in foreign capital gains tax of $2,150.
(d)
Net of change in foreign capital gains tax of $(8,308).
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$582	$880	$—	$15
Interest income from affiliates	2	—	2	17
Dividend income from non-affiliates	17,129	125,107	39,707	5,036
Dividend income from affiliates	502	4,047	1,433	270
Income from securities lending (net) (See Note 2.C.)	41	490	76	—
Foreign taxes withheld (net)	(1,747)	(11,949)	(3,204)	(450)
Total investment income	16,509	118,575	38,014	4,888
EXPENSES:
Investment advisory fees	3,212	22,103	9,256	419
Administration fees	401	3,314	1,156	126
Distribution fees:
Class A	198	1,034	898	23
Class C	12	37	84	3
Class R2	—	17	11	—
Service fees:
Class A	198	1,034	898	23
Class C	4	12	28	1
Class I	287	2,058	1,526	372
Class L	8	—	—	—
Class R2	—	8	5	—
Class R5	—	7	2	— (a)
Custodian and accounting fees	151	532	262	126
Interest expense to affiliates	41	91	15	4
Professional fees	172	86	101	110
Trustees’ and Chief Compliance Officer’s fees	27	39	30	25
Printing and mailing costs	14	270	109	37
Registration and filing fees	68	121	135	88
Transfer agency fees (See Note 2.I.)	23	105	71	5
Other	20	65	26	14
Total expenses	4,836	30,933	14,613	1,376
Less fees waived	(76)	(5,297)	(3,210)	(369)
Less expense reimbursements	—	(14)	— (a)	(1)
Net expenses	4,760	25,622	11,403	1,006
Net investment income (loss)	11,749	92,953	26,611	3,882

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	35

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024 (continued)
(Amounts in thousands)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$59,622	$124,081	$67,297	$2,782
Investments in affiliates	2	17	1	(2)
Options purchased	—	—	—	(5,527)
Futures contracts	1,673	—	—	543
Foreign currency transactions	(175)	267	216	(40)
Options written	—	—	—	(2,729)
Net realized gain (loss)	61,122	124,365	67,514	(4,973)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	53,213	571,636	163,610	20,706
Investments in affiliates	(1)	(16)	(5)	1
Options purchased	—	—	—	737
Futures contracts	(204)	—	—	102
Foreign currency translations	108	(32)	23	(4)
Options written	—	—	—	640
Change in net unrealized appreciation/depreciation	53,116	571,588	163,628	22,182
Net realized/unrealized gains (losses)	114,238	695,953	231,142	17,209
Change in net assets resulting from operations	$125,987	$788,906	$257,753	$21,091
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan International Equity Funds	October 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$20,589	$20,049	$95,924	$71,043
Net realized gain (loss)	23,763	189	(92,175)	(228,393)
Change in net unrealized appreciation/depreciation	64,133	57,051	1,271,863	942,928
Change in net assets resulting from operations	108,485	77,289	1,275,612	785,578
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,586)	(6,454)	(4,482)	(384)
Class C	(69)	(62)	(208)	—
Class I	(2,239)	(1,187)	(24,555)	(7,387)
Class L	(352)	(233)	(19,418)	(7,477)
Class R2	(26)	(18)	(5)	—
Class R3	—	—	(162)	(23)
Class R4	—	—	(40)	(12)
Class R5	(3)	(1)	(239)	(79)
Class R6	(11,620)	(7,227)	(70,543)	(27,239)
Total distributions to shareholders	(24,895)	(15,182)	(119,652)	(42,601)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	95,033	39,275	(1,277,475)	(817,259)
NET ASSETS:
Change in net assets	178,623	101,382	(121,515)	(74,282)
Beginning of period	459,259	357,877	7,080,714	7,154,996
End of period	$637,882	$459,259	$6,959,199	$7,080,714
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$50,057	$53,489	$11,749	$12,917
Net realized gain (loss)	(43,080)	(132,105)	61,122	18,187
Change in net unrealized appreciation/depreciation	369,889	468,963	53,116	49,767
Change in net assets resulting from operations	376,866	390,347	125,987	80,871
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(2,268)	(540)
Class C	—	—	(37)	(9)
Class I	(6,248)	(5,178)	(3,418)	(865)
Class L	—	—	(249)	(134)
Class R6	(53,977)	(62,562)	(11,541)	(4,738)
Total distributions to shareholders	(60,225)	(67,740)	(17,513)	(6,286)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	169,550	(1,272,844)	(87,886)	(115,491)
NET ASSETS:
Change in net assets	486,191	(950,237)	20,588	(40,906)
Beginning of period	1,700,331	2,650,568	498,675	539,581
End of period	$2,186,522	$1,700,331	$519,263	$498,675
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$92,953	$98,980	$26,611	$26,199
Net realized gain (loss)	124,365	27,467	67,514	22,983
Change in net unrealized appreciation/depreciation	571,588	469,105	163,628	118,909
Change in net assets resulting from operations	788,906	595,552	257,753	168,091
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,909)	(8,012)	(6,061)	(8,789)
Class C	(77)	(129)	(125)	(418)
Class I	(18,124)	(14,197)	(11,800)	(18,427)
Class R2	(4)	(395)	(29)	(49)
Class R5	(165)	(260)	(41)	(141)
Class R6	(75,777)	(91,479)	(11,847)	(17,325)
Total distributions to shareholders	(102,056)	(114,472)	(29,903)	(45,149)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(346,288)	(346,023)	(59,282)	127,664
NET ASSETS:
Change in net assets	340,562	135,057	168,568	250,606
Beginning of period	3,946,247	3,811,190	1,345,387	1,094,781
End of period	$4,286,809	$3,946,247	$1,513,955	$1,345,387
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Hedged Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,882	$3,570
Net realized gain (loss)	(4,973)	(23,017)
Change in net unrealized appreciation/depreciation	22,182	32,259
Change in net assets resulting from operations	21,091	12,812
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(226)	(227)
Class C	(6)	(3)
Class I	(3,962)	(3,209)
Class R5	— (a)	(1)
Class R6	(49)	(9)
Total distributions to shareholders	(4,243)	(3,449)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	21,355	(25,742)
NET ASSETS:
Change in net assets	38,203	(16,379)
Beginning of period	144,828	161,207
End of period	$183,031	$144,828

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$41,986	$39,701	$42,721	$49,794
Distributions reinvested	10,508	6,407	4,367	374
Cost of shares redeemed	(37,674)	(32,052)	(108,478)	(115,132)
Change in net assets resulting from Class A capital transactions	14,820	14,056	(61,390)	(64,964)
Class C
Proceeds from shares issued	282	544	445	499
Distributions reinvested	59	55	197	—
Cost of shares redeemed	(806)	(1,076)	(10,662)	(12,031)
Change in net assets resulting from Class C capital transactions	(465)	(477)	(10,020)	(11,532)
Class I
Proceeds from shares issued	59,054	23,110	225,947	467,480
Distributions reinvested	2,218	1,171	22,774	6,911
Cost of shares redeemed	(26,457)	(15,875)	(711,852)	(935,975)
Change in net assets resulting from Class I capital transactions	34,815	8,406	(463,131)	(461,584)
Class L
Proceeds from shares issued	1,517	400	182,570	301,774
Distributions reinvested	332	218	18,145	7,297
Cost of shares redeemed	(1,029)	(829)	(513,503)	(533,564)
Change in net assets resulting from Class L capital transactions	820	(211)	(312,788)	(224,493)
Class R2
Proceeds from shares issued	135	57	212	84
Distributions reinvested	26	18	5	—
Cost of shares redeemed	(134)	(98)	(287)	(59)
Change in net assets resulting from Class R2 capital transactions	27	(23)	(70)	25
Class R3
Proceeds from shares issued	—	—	3,187	3,593
Distributions reinvested	—	—	49	9
Cost of shares redeemed	—	—	(3,458)	(4,480)
Change in net assets resulting from Class R3 capital transactions	—	—	(222)	(878)
Class R4
Proceeds from shares issued	—	—	628	652
Distributions reinvested	—	—	40	12
Cost of shares redeemed	—	—	(992)	(892)
Change in net assets resulting from Class R4 capital transactions	—	—	(324)	(228)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$291	$362	$2,766	$2,981
Distributions reinvested	3	1	224	74
Cost of shares redeemed	(33)	(358)	(3,394)	(3,422)
Change in net assets resulting from Class R5 capital transactions	261	5	(404)	(367)
Class R6
Proceeds from shares issued	91,811	63,520	758,662	1,056,765
Distributions reinvested	11,565	7,192	64,168	24,824
Cost of shares redeemed	(58,621)	(53,193)	(1,251,956)	(1,134,827)
Change in net assets resulting from Class R6 capital transactions	44,755	17,519	(429,126)	(53,238)
Total change in net assets resulting from capital transactions	$95,033	$39,275	$(1,277,475)	$(817,259)
SHARE TRANSACTIONS:
Class A
Issued	2,982	3,205	1,460	1,761
Reinvested	822	558	156	14
Redeemed	(2,714)	(2,596)	(3,691)	(4,143)
Change in Class A Shares	1,090	1,167	(2,075)	(2,368)
Class C
Issued	20	45	17	19
Reinvested	5	5	7	—
Redeemed	(60)	(89)	(380)	(453)
Change in Class C Shares	(35)	(39)	(356)	(434)
Class I
Issued	3,943	1,769	7,545	16,052
Reinvested	168	99	795	248
Redeemed	(1,799)	(1,260)	(23,723)	(32,869)
Change in Class I Shares	2,312	608	(15,383)	(16,569)
Class L
Issued	106	31	6,055	10,413
Reinvested	25	19	629	260
Redeemed	(72)	(65)	(16,978)	(18,534)
Change in Class L Shares	59	(15)	(10,294)	(7,861)
Class R2
Issued	10	5	8	3
Reinvested	2	1	— (a)	—
Redeemed	(9)	(8)	(10)	(2)
Change in Class R2 Shares	3	(2)	(2)	1

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	—	109	130
Reinvested	—	—	2	— (a)
Redeemed	—	—	(118)	(158)
Change in Class R3 Shares	—	—	(7)	(28)
Class R4
Issued	—	—	20	23
Reinvested	—	—	2	— (a)
Redeemed	—	—	(33)	(31)
Change in Class R4 Shares	—	—	(11)	(8)
Class R5
Issued	19	29	90	104
Reinvested	— (a)	— (a)	8	2
Redeemed	(2)	(28)	(110)	(119)
Change in Class R5 Shares	17	1	(12)	(13)
Class R6
Issued	6,390	5,048	24,769	36,434
Reinvested	890	617	2,227	885
Redeemed	(4,124)	(4,205)	(41,258)	(38,849)
Change in Class R6 Shares	3,156	1,460	(14,262)	(1,530)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$3,881	$6,826
Distributions reinvested	—	—	2,182	515
Cost of shares redeemed	—	—	(10,297)	(11,643)
Change in net assets resulting from Class A capital transactions	—	—	(4,234)	(4,302)
Class C
Proceeds from shares issued	—	—	91	179
Distributions reinvested	—	—	36	8
Cost of shares redeemed	—	—	(1,527)	(3,875)
Change in net assets resulting from Class C capital transactions	—	—	(1,400)	(3,688)
Class I
Proceeds from shares issued	112,941	142,869	16,553	26,400
Distributions reinvested	6,247	5,178	3,221	833
Cost of shares redeemed	(60,063)	(181,191)	(20,938)	(22,983)
Change in net assets resulting from Class I capital transactions	59,125	(33,144)	(1,164)	4,250
Class L
Proceeds from shares issued	—	—	515	1,271
Distributions reinvested	—	—	243	133
Cost of shares redeemed	—	—	(1,416)	(12,365)
Change in net assets resulting from Class L capital transactions	—	—	(658)	(10,961)
Class R6
Proceeds from shares issued	467,274	349,883	3,695	17,717
Distributions reinvested	53,457	62,082	11,541	4,738
Cost of shares redeemed	(410,306)	(1,651,665)	(95,666)	(123,245)
Change in net assets resulting from Class R6 capital transactions	110,425	(1,239,700)	(80,430)	(100,790)
Total change in net assets resulting from capital transactions	$169,550	$(1,272,844)	$(87,886)	$(115,491)
SHARE TRANSACTIONS:
Class A
Issued	—	—	125	246
Reinvested	—	—	75	20
Redeemed	—	—	(332)	(420)
Change in Class A Shares	—	—	(132)	(154)
Class C
Issued	—	—	2	8
Reinvested	—	—	1	— (a)
Redeemed	—	—	(56)	(157)
Change in Class C Shares	—	—	(53)	(149)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	7,064	9,263	511	944
Reinvested	415	352	108	32
Redeemed	(3,715)	(11,731)	(663)	(816)
Change in Class I Shares	3,764	(2,116)	(44)	160
Class L
Issued	—	—	16	44
Reinvested	—	—	8	5
Redeemed	—	—	(44)	(425)
Change in Class L Shares	—	—	(20)	(376)
Class R6
Issued	28,681	22,884	124	615
Reinvested	3,573	4,243	385	179
Redeemed	(25,890)	(106,683)	(2,944)	(4,260)
Change in Class R6 Shares	6,364	(79,556)	(2,435)	(3,466)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$68,919	$67,059	$69,881	$85,790
Distributions reinvested	7,875	7,969	6,030	8,751
Cost of shares redeemed	(72,374)	(64,229)	(62,276)	(56,112)
Change in net assets resulting from Class A capital transactions	4,420	10,799	13,635	38,429
Class C
Proceeds from shares issued	777	867	1,184	783
Distributions reinvested	76	128	125	416
Cost of shares redeemed	(2,392)	(3,245)	(5,516)	(4,802)
Change in net assets resulting from Class C capital transactions	(1,539)	(2,250)	(4,207)	(3,603)
Class I
Proceeds from shares issued	228,483	416,410	124,040	250,192
Distributions reinvested	18,106	14,180	11,004	17,200
Cost of shares redeemed	(351,725)	(262,107)	(180,513)	(212,800)
Change in net assets resulting from Class I capital transactions	(105,136)	168,483	(45,469)	54,592
Class R2
Proceeds from shares issued	989	2,493	1,647	289
Distributions reinvested	4	395	29	49
Cost of shares redeemed	(1,064)	(19,975)	(256)	(671)
Change in net assets resulting from Class R2 capital transactions	(71)	(17,087)	1,420	(333)
Class R5
Proceeds from shares issued	884	2,351	251	1,963
Distributions reinvested	153	248	41	141
Cost of shares redeemed	(2,579)	(5,489)	(682)	(2,731)
Change in net assets resulting from Class R5 capital transactions	(1,542)	(2,890)	(390)	(627)
Class R6
Proceeds from shares issued	424,215	686,025	85,161	139,198
Distributions reinvested	74,307	89,967	11,840	17,306
Cost of shares redeemed	(740,942)	(1,279,070)	(121,272)	(117,298)
Change in net assets resulting from Class R6 capital transactions	(242,420)	(503,078)	(24,271)	39,206
Total change in net assets resulting from capital transactions	$(346,288)	$(346,023)	$(59,282)	$127,664
SHARE TRANSACTIONS:
Class A
Issued	3,579	3,846	2,800	3,784
Reinvested	437	496	255	414
Redeemed	(3,768)	(3,730)	(2,481)	(2,509)
Change in Class A Shares	248	612	574	1,689
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class C
Issued	42	54	48	36
Reinvested	5	8	5	20
Redeemed	(131)	(200)	(228)	(216)
Change in Class C Shares	(84)	(138)	(175)	(160)
Class I
Issued	11,696	23,602	4,903	11,292
Reinvested	986	867	460	803
Redeemed	(17,846)	(15,035)	(7,101)	(9,427)
Change in Class I Shares	(5,164)	9,434	(1,738)	2,668
Class R2
Issued	53	147	67	13
Reinvested	— (a)	25	1	2
Redeemed	(56)	(1,148)	(10)	(30)
Change in Class R2 Shares	(3)	(976)	58	(15)
Class R5
Issued	46	134	10	94
Reinvested	8	15	2	6
Redeemed	(132)	(314)	(27)	(116)
Change in Class R5 Shares	(78)	(165)	(15)	(16)
Class R6
Issued	21,569	39,222	3,345	6,016
Reinvested	4,038	5,486	495	808
Redeemed	(37,681)	(72,782)	(4,723)	(5,088)
Change in Class R6 Shares	(12,074)	(28,074)	(883)	1,736

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Hedged Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$769	$7,217
Distributions reinvested	226	227
Cost of shares redeemed	(2,130)	(2,755)
Change in net assets resulting from Class A capital transactions	(1,135)	4,689
Class C
Proceeds from shares issued	203	106
Distributions reinvested	6	3
Cost of shares redeemed	(135)	(95)
Change in net assets resulting from Class C capital transactions	74	14
Class I
Proceeds from shares issued	64,054	56,484
Distributions reinvested	3,288	2,765
Cost of shares redeemed	(56,268)	(91,013)
Change in net assets resulting from Class I capital transactions	11,074	(31,764)
Class R5
Distributions reinvested	— (a)	— (a)
Change in net assets resulting from Class R5 capital transactions	— (a)	— (a)
Class R6
Proceeds from shares issued	13,083	1,437
Distributions reinvested	49	9
Cost of shares redeemed	(1,790)	(127)
Change in net assets resulting from Class R6 capital transactions	11,342	1,319
Total change in net assets resulting from capital transactions	$21,355	$(25,742)
SHARE TRANSACTIONS:
Class A
Issued	47	489
Reinvested	15	16
Redeemed	(133)	(180)
Change in Class A Shares	(71)	325
Class C
Issued	12	8
Reinvested	— (a)	— (a)
Redeemed	(8)	(7)
Change in Class C Shares	4	1

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan International Equity Funds	October 31, 2024

	JPMorgan International Hedged Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	3,846	3,657
Reinvested	210	192
Redeemed	(3,447)	(6,004)
Change in Class I Shares	609	(2,155)
Class R5
Reinvested	— (a)	— (a)
Change in Class R5 Shares	— (a)	— (a)
Class R6
Issued	794	92
Reinvested	3	— (a)
Redeemed	(106)	(8)
Change in Class R6 Shares	691	84

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund
Class A
Year Ended October 31, 2024	$12.37	$0.48	$2.33	$2.81	$(0.65)
Year Ended October 31, 2023	10.57	0.53 (d)	1.70	2.23	(0.43)
Year Ended October 31, 2022	13.46	0.44	(2.72)	(2.28)	(0.61)
Year Ended October 31, 2021	9.46	0.43 (e)	3.89	4.32	(0.32)
Year Ended October 31, 2020	12.22	0.28	(2.55)	(2.27)	(0.49)
Class C
Year Ended October 31, 2024	11.99	0.39	2.27	2.66	(0.56)
Year Ended October 31, 2023	10.23	0.46 (d)	1.65	2.11	(0.35)
Year Ended October 31, 2022	13.02	0.35	(2.62)	(2.27)	(0.52)
Year Ended October 31, 2021	9.14	0.33 (e)	3.79	4.12	(0.24)
Year Ended October 31, 2020	11.81	0.21	(2.47)	(2.26)	(0.41)
Class I
Year Ended October 31, 2024	12.76	0.54	2.39	2.93	(0.68)
Year Ended October 31, 2023	10.88	0.58 (d)	1.75	2.33	(0.45)
Year Ended October 31, 2022	13.84	0.49	(2.81)	(2.32)	(0.64)
Year Ended October 31, 2021	9.72	0.47 (e)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.54	0.31	(2.61)	(2.30)	(0.52)
Class L
Year Ended October 31, 2024	12.69	0.55	2.38	2.93	(0.69)
Year Ended October 31, 2023	10.83	0.59 (d)	1.74	2.33	(0.47)
Year Ended October 31, 2022	13.78	0.49	(2.79)	(2.30)	(0.65)
Year Ended October 31, 2021	9.66	0.47 (e)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.47	0.30	(2.58)	(2.28)	(0.53)
Class R2
Year Ended October 31, 2024	12.14	0.43	2.28	2.71	(0.61)
Year Ended October 31, 2023	10.37	0.48 (d)	1.68	2.16	(0.39)
Year Ended October 31, 2022	13.22	0.40	(2.68)	(2.28)	(0.57)
Year Ended October 31, 2021	9.29	0.39 (e)	3.82	4.21	(0.28)
Year Ended October 31, 2020	11.96	0.24	(2.51)	(2.27)	(0.40)
Class R5
Year Ended October 31, 2024	12.62	0.55	2.34	2.89	(0.67)
Year Ended October 31, 2023	10.75	0.71 (d)	1.63	2.34	(0.47)
Year Ended October 31, 2022	13.67	0.52	(2.80)	(2.28)	(0.64)
Year Ended October 31, 2021	9.60	0.41 (e)	4.02	4.43	(0.36)
Year Ended October 31, 2020	12.40	0.33	(2.59)	(2.26)	(0.54)
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$14.53	23.40%	$252,963	1.00%	3.42%	1.22%	50%
12.37	21.38	201,868	0.99	4.29 (d)	1.26	34
10.57	(17.56)	160,039	0.98	3.71	1.23	26
13.46	46.20	187,774	1.00	3.39 (e)	1.24	33
9.46	(19.51)	125,744	1.00	2.66	1.26	59

14.09	22.77	1,424	1.50	2.90	1.80	50
11.99	20.89	1,631	1.49	3.83 (d)	1.80	34
10.23	(18.04)	1,791	1.49	3.01	1.76	26
13.02	45.54	3,923	1.50	2.70 (e)	1.77	33
9.14	(19.94)	4,202	1.50	2.07	1.78	59

15.01	23.71	84,963	0.75	3.70	0.97	50
12.76	21.77	42,728	0.74	4.52 (d)	1.01	34
10.88	(17.38)	29,816	0.73	4.00	0.98	26
13.84	46.51	39,188	0.75	3.58 (e)	0.99	33
9.72	(19.31)	26,805	0.75	2.88	1.02	59

14.93	23.85	8,176	0.65	3.83	0.82	50
12.69	21.83	6,205	0.65	4.65 (d)	0.86	34
10.83	(17.31)	5,451	0.63	4.04	0.83	26
13.78	46.77	7,042	0.66	3.66 (e)	0.84	33
9.66	(19.25)	5,585	0.65	2.72	0.85	59

14.24	22.98	637	1.30	3.16	1.59	50
12.14	21.16	511	1.29	3.98 (d)	1.60	34
10.37	(17.88)	454	1.28	3.41	1.58	26
13.22	45.84	514	1.30	3.14 (e)	1.59	33
9.29	(19.74)	412	1.30	2.27	1.61	59

14.84	23.66	312	0.64	3.79	0.82	50
12.62	22.09	49	0.65	5.63 (d)	0.86	34
10.75	(17.31)	29	0.63	4.23	0.83	26
13.67	46.74	67	0.65	3.24 (e)	0.85	33
9.60	(19.26)	77	0.65	3.13	0.86	59
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund (continued)
Class R6
Year Ended October 31, 2024	$12.62	$0.56	$2.36	$2.92	$(0.70)
Year Ended October 31, 2023	10.77	0.60 (d)	1.73	2.33	(0.48)
Year Ended October 31, 2022	13.71	0.50	(2.77)	(2.27)	(0.67)
Year Ended October 31, 2021	9.62	0.49 (e)	3.97	4.46	(0.37)
Year Ended October 31, 2020	12.43	0.34	(2.60)	(2.26)	(0.55)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.46, $0.39, $0.51, $0.52, $0.41, $0.64 and $0.53 for Class A, Class C, Class I, Class L, Class R2, Class R5
and Class R6, respectively, and the net investment income (loss) ratios would have been 3.73%, 3.27%, 3.96%, 4.09%, 3.42%, 5.07% and 4.20% for Class A,
Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively.

(e)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Without these proceeds, the net investment income (loss) per share would have been $0.38, $0.28, $0.42, $0.41, $0.34, $0.35 and $0.44 for Class A, Class C, Class I, Class L, Class R2, Class R5, and
Class R6,respectively, and the net investment income (loss) ratios would have been 3.00%, 2.26%, 3.19%, 3.23%, 2.72%, 2.80% and 3.44% for Class A, Class C,
Class I, Class L, Class R2, Class R5, and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$14.84	23.95%	$289,407	0.55%	3.93%	0.72%	50%
12.62	21.99	206,267	0.54	4.76 (d)	0.76	34
10.77	(17.23)	160,297	0.52	4.19	0.72	26
13.71	46.99	158,191	0.55	3.83 (e)	0.73	33
9.62	(19.22)	105,039	0.55	3.18	0.76	59

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund
Class A
Year Ended October 31, 2024	$26.20	$0.29	$4.57	$4.86	$(0.36)	$—	$(0.36)
Year Ended October 31, 2023	23.85	0.15	2.23	2.38	(0.03)	—	(0.03)
Year Ended October 31, 2022	40.54	0.06	(15.42)	(15.36)	(0.07)	(1.26)	(1.33)
Year Ended October 31, 2021	36.44	(0.14)	4.24	4.10	—	—	—
Year Ended October 31, 2020	30.07	(0.02)	6.56	6.54	(0.17)	—	(0.17)
Class C
Year Ended October 31, 2024	24.97	0.13	4.37	4.50	(0.19)	—	(0.19)
Year Ended October 31, 2023	22.82	—	2.15	2.15	—	—	—
Year Ended October 31, 2022	38.96	(0.10)	(14.78)	(14.88)	—	(1.26)	(1.26)
Year Ended October 31, 2021	35.20	(0.34)	4.10	3.76	—	—	—
Year Ended October 31, 2020	29.07	(0.18)	6.35	6.17	(0.04)	—	(0.04)
Class I
Year Ended October 31, 2024	26.90	0.37	4.69	5.06	(0.43)	—	(0.43)
Year Ended October 31, 2023	24.48	0.22	2.30	2.52	(0.10)	—	(0.10)
Year Ended October 31, 2022	41.60	0.12	(15.81)	(15.69)	(0.17)	(1.26)	(1.43)
Year Ended October 31, 2021	37.34	(0.04)	4.34	4.30	(0.04)	—	(0.04)
Year Ended October 31, 2020	30.79	0.05	6.75	6.80	(0.25)	—	(0.25)
Class L
Year Ended October 31, 2024	27.11	0.40	4.73	5.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	24.70	0.26	2.30	2.56	(0.15)	—	(0.15)
Year Ended October 31, 2022	41.96	0.17	(15.95)	(15.78)	(0.22)	(1.26)	(1.48)
Year Ended October 31, 2021	37.64	0.01	4.37	4.38	(0.06)	—	(0.06)
Year Ended October 31, 2020	31.03	0.08	6.80	6.88	(0.27)	—	(0.27)
Class R2
Year Ended October 31, 2024	25.76	0.19	4.50	4.69	(0.29)	—	(0.29)
Year Ended October 31, 2023	23.49	0.07	2.20	2.27	—	—	—
Year Ended October 31, 2022	39.99	(0.02)	(15.22)	(15.24)	—	(1.26)	(1.26)
Year Ended October 31, 2021	36.06	(0.26)	4.19	3.93	—	—	—
Year Ended October 31, 2020	29.78	(0.13)	6.52	6.39	(0.11)	—	(0.11)
Class R3
Year Ended October 31, 2024	25.97	0.27	4.53	4.80	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.67	0.13	2.22	2.35	(0.05)	—	(0.05)
Year Ended October 31, 2022	40.30	0.06	(15.32)	(15.26)	(0.11)	(1.26)	(1.37)
Year Ended October 31, 2021	36.25	(0.15)	4.20	4.05	—	—	—
Year Ended October 31, 2020	29.96	(0.05)	6.55	6.50	(0.21)	—	(0.21)
Class R4
Year Ended October 31, 2024	26.77	0.35	4.67	5.02	(0.42)	—	(0.42)
Year Ended October 31, 2023	24.39	0.21	2.28	2.49	(0.11)	—	(0.11)
Year Ended October 31, 2022	41.45	0.13	(15.77)	(15.64)	(0.16)	(1.26)	(1.42)
Year Ended October 31, 2021	37.20	(0.05)	4.32	4.27	(0.02)	—	(0.02)
Year Ended October 31, 2020	30.68	0.04	6.70	6.74	(0.22)	—	(0.22)
Class R5
Year Ended October 31, 2024	27.10	0.40	4.73	5.13	(0.47)	—	(0.47)
Year Ended October 31, 2023	24.69	0.26	2.31	2.57	(0.16)	—	(0.16)
Year Ended October 31, 2022	41.88	0.18	(15.96)	(15.78)	(0.15)	(1.26)	(1.41)
Year Ended October 31, 2021	37.56	0.01	4.36	4.37	(0.05)	—	(0.05)
Year Ended October 31, 2020	30.96	0.08	6.78	6.86	(0.26)	—	(0.26)
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$30.70	18.69%	$324,604	1.24%	0.97%	1.31%	36%
26.20	9.96	331,397	1.24	0.52	1.31	29
23.85	(39.06)	358,077	1.25	0.19	1.33	18
40.54	11.25	702,288	1.24	(0.33)	1.30	25
36.44	21.84	578,112	1.24	(0.06)	1.33	15

29.28	18.10	23,038	1.74	0.46	1.82	36
24.97	9.42	28,563	1.74	(0.01)	1.82	29
22.82	(39.36)	35,997	1.75	(0.35)	1.83	18
38.96	10.68	82,409	1.74	(0.83)	1.80	25
35.20	21.24	72,364	1.74	(0.58)	1.83	15

31.53	18.97	1,402,636	0.99	1.21	1.06	36
26.90	10.29	1,610,205	0.99	0.77	1.06	29
24.48	(38.92)	1,871,401	1.00	0.37	1.07	18
41.60	11.51	4,753,438	0.99	(0.09)	1.05	25
37.34	22.19	4,016,180	0.99	0.15	1.07	15

31.78	19.11	1,073,811	0.89	1.31	0.90	36
27.11	10.35	1,195,188	0.89	0.88	0.91	29
24.70	(38.84)	1,282,832	0.90	0.53	0.92	18
41.96	11.63	2,598,326	0.89	0.02	0.90	25
37.64	22.29	1,877,489	0.89	0.25	0.92	15

30.16	18.32	481	1.54	0.64	1.85	36
25.76	9.66	471	1.54	0.26	1.84	29
23.49	(39.24)	407	1.55	(0.07)	1.83	18
39.99	10.90	585	1.54	(0.63)	1.78	25
36.06	21.51	414	1.54	(0.41)	2.00	15

30.41	18.62	13,321	1.29	0.93	1.31	36
25.97	9.91	11,548	1.29	0.47	1.31	29
23.67	(39.08)	11,182	1.30	0.19	1.32	18
40.30	11.17	14,918	1.29	(0.36)	1.30	25
36.25	21.80	5,797	1.29	(0.15)	1.33	15

31.37	18.91	2,642	1.04	1.17	1.07	36
26.77	10.21	2,516	1.04	0.73	1.07	29
24.39	(38.93)	2,485	1.05	0.43	1.08	18
41.45	11.48	3,810	1.04	(0.12)	1.06	25
37.20	22.09	2,962	1.04	0.12	1.08	15

31.76	19.10	15,537	0.89	1.32	0.92	36
27.10	10.37	13,585	0.89	0.90	0.92	29
24.69	(38.86)	12,712	0.90	0.55	0.93	18
41.88	11.64	20,676	0.89	0.02	0.91	25
37.56	22.29	57,909	0.89	0.26	0.93	15
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund (continued)
Class R6
Year Ended October 31, 2024	$27.09	$0.43	$4.73	$5.16	$(0.50)	$—	$(0.50)
Year Ended October 31, 2023	24.69	0.28	2.31	2.59	(0.19)	—	(0.19)
Year Ended October 31, 2022	41.95	0.21	(15.95)	(15.74)	(0.26)	(1.26)	(1.52)
Year Ended October 31, 2021	37.61	0.05	4.37	4.42	(0.08)	—	(0.08)
Year Ended October 31, 2020	31.00	0.12	6.78	6.90	(0.29)	—	(0.29)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$31.75	19.22%	$4,103,129	0.79%	1.41%	0.81%	36%
27.09	10.46	3,887,241	0.79	0.98	0.81	29
24.69	(38.78)	3,579,903	0.80	0.67	0.82	18
41.95	11.75	5,659,334	0.79	0.11	0.80	25
37.61	22.39	4,608,998	0.79	0.37	0.82	15

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Year Ended October 31, 2024	$14.48	$0.40	$2.73	$3.13	$(0.46)	$—	$(0.46)
Year Ended October 31, 2023	13.34	0.34	1.15	1.49	(0.35)	—	(0.35)
Year Ended October 31, 2022	20.87	0.48	(6.96)	(6.48)	(0.52)	(0.53)	(1.05)
Year Ended October 31, 2021	18.11	0.51	2.56	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.78	0.33	1.04	1.37	—	(0.04)	(0.04)
Class R6
Year Ended October 31, 2024	14.41	0.41	2.72	3.13	(0.48)	—	(0.48)
Year Ended October 31, 2023	13.27	0.36	1.14	1.50	(0.36)	—	(0.36)
Year Ended October 31, 2022	20.77	0.45	(6.88)	(6.43)	(0.54)	(0.53)	(1.07)
Year Ended October 31, 2021	18.01	0.42	2.65	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.80	0.31	1.07	1.38	(0.13)	(0.04)	(0.17)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Interest expense is 0.02%
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$17.15	22.07%	$248,762	0.45%	2.47%	0.68%	40%
14.48	11.13	155,553	0.47 (d)	2.21	0.70	29
13.34	(32.53)	171,538	0.45	3.00	0.68	34
20.87	16.95	5,435	0.45	2.36	0.69	53
18.11	8.15	33	0.45	1.98	1.39	47

17.06	22.17	1,937,760	0.35	2.52	0.41	40
14.41	11.29	1,544,778	0.37 (d)	2.33	0.44	29
13.27	(32.48)	2,479,030	0.35	2.62	0.40	34
20.77	17.09	3,787,953	0.35	1.97	0.40	53
18.01	8.22	2,840,309	0.35	1.87	0.41	47

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Europe Dynamic Fund
Class A
Year Ended October 31, 2024	$26.68	$0.60	$6.17	$6.77	$(0.89)
Year Ended October 31, 2023	23.70	0.49 (d)	2.69	3.18	(0.20)
Year Ended October 31, 2022	30.91	0.36	(6.95)	(6.59)	(0.62)
Year Ended October 31, 2021	21.64	0.40 (e)	9.14	9.54	(0.27)
Year Ended October 31, 2020	24.25	0.25	(2.16)	(1.91)	(0.70)
Class C
Year Ended October 31, 2024	23.50	0.34	5.52	5.86	(0.50)
Year Ended October 31, 2023	20.85	0.33 (d)	2.36	2.69	(0.04)
Year Ended October 31, 2022	27.25	0.20	(6.13)	(5.93)	(0.47)
Year Ended October 31, 2021	19.10	0.22 (e)	8.08	8.30	(0.15)
Year Ended October 31, 2020	21.47	0.12	(1.91)	(1.79)	(0.58)
Class I
Year Ended October 31, 2024	27.28	0.69	6.31	7.00	(0.96)
Year Ended October 31, 2023	24.20	0.58 (d)	2.74	3.32	(0.24)
Year Ended October 31, 2022	31.57	0.24	(6.88)	(6.64)	(0.73)
Year Ended October 31, 2021	22.10	0.47 (e)	9.33	9.80	(0.33)
Year Ended October 31, 2020	24.75	0.31	(2.19)	(1.88)	(0.77)
Class L
Year Ended October 31, 2024	27.71	0.73	6.43	7.16	(0.99)
Year Ended October 31, 2023	24.54	0.75 (d)	2.64	3.39	(0.22)
Year Ended October 31, 2022	31.99	0.52	(7.22)	(6.70)	(0.75)
Year Ended October 31, 2021	22.38	0.54 (e)	9.44	9.98	(0.37)
Year Ended October 31, 2020	25.05	0.35	(2.23)	(1.88)	(0.79)
Class R6
Year Ended October 31, 2024	27.52	0.74	6.40	7.14	(1.04)
Year Ended October 31, 2023	24.44	0.66 (d)	2.75	3.41	(0.33)
Year Ended October 31, 2022	31.86	0.49	(7.13)	(6.64)	(0.78)
Year Ended October 31, 2021	22.29	0.55 (e)	9.41	9.96	(0.39)
Year Ended October 31, 2020	24.96	0.37	(2.22)	(1.85)	(0.82)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.47, $0.31, $0.56, $0.73 and $0.64 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.69%, 1.28%, 1.98%, 2.54% and 2.24% for Class A, Class C, Class I, Class L and Class R6, respectively.

(e)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.38, $0.20, $0.45, $0.52 and $0.53 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.29%, 0.78%, 1.44%, 1.70% and 1.75% for Class A, Class C, Class I, Class L and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$32.56	25.78%	$79,387	1.24%	1.89%	1.29%	95%
26.68	13.44	68,564	1.24	1.76 (d)	1.26	102
23.70	(21.70)	64,573	1.25	1.37	1.28	75
30.91	44.30	88,315	1.24	1.37 (e)	1.26	92
21.64	(8.21)	68,882	1.24	1.09	1.28	159

28.86	25.16	1,233	1.74	1.24	1.85	95
23.50	12.89	2,224	1.74	1.35 (d)	1.79	102
20.85	(22.09)	5,096	1.75	0.82	1.78	75
27.25	43.56	11,313	1.74	0.86 (e)	1.77	92
19.10	(8.68)	11,082	1.74	0.59	1.77	159

33.32	26.09	118,987	0.99	2.14	1.02	95
27.28	13.74	98,625	0.99	2.05 (d)	1.00	102
24.20	(21.48)	83,608	0.98	0.81	1.00	75
31.57	44.61	443,053	0.98	1.52 (e)	0.99	92
22.10	(7.98)	52,841	0.99	1.33	1.01	159

33.88	26.25	8,051	0.88	2.23	0.88	95
27.71	13.86	7,155	0.84	2.61 (d)	0.85	102
24.54	(21.39)	15,568	0.85	1.87	0.86	75
31.99	44.88	86,054	0.84	1.78 (e)	0.85	92
22.38	(7.86)	55,597	0.85	1.49	0.86	159

33.62	26.39	311,605	0.76	2.29	0.77	95
27.52	14.00	322,107	0.74	2.31 (d)	0.75	102
24.44	(21.31)	370,736	0.75	1.81	0.76	75
31.86	45.01	445,783	0.74	1.83 (e)	0.75	92
22.29	(7.79)	250,426	0.75	1.61	0.76	159

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund
Class A
Year Ended October 31, 2024	$16.54	$0.34	$2.87	$3.21	$(0.37)	$—	$(0.37)
Year Ended October 31, 2023	14.75	0.33 (d)	1.85	2.18	(0.39)	—	(0.39)
Year Ended October 31, 2022	21.63	0.31	(5.83)	(5.52)	(0.37)	(0.99)	(1.36)
Year Ended October 31, 2021	16.47	0.30 (e)	5.04	5.34	(0.18)	—	(0.18)
Year Ended October 31, 2020	17.27	0.19	(0.49)	(0.30)	(0.50)	—	(0.50)
Class C
Year Ended October 31, 2024	15.54	0.23	2.71	2.94	(0.26)	—	(0.26)
Year Ended October 31, 2023	13.87	0.24 (d)	1.73	1.97	(0.30)	—	(0.30)
Year Ended October 31, 2022	20.41	0.20	(5.48)	(5.28)	(0.27)	(0.99)	(1.26)
Year Ended October 31, 2021	15.53	0.18 (e)	4.77	4.95	(0.07)	—	(0.07)
Year Ended October 31, 2020	16.29	0.09	(0.45)	(0.36)	(0.40)	—	(0.40)
Class I
Year Ended October 31, 2024	16.86	0.39	2.93	3.32	(0.42)	—	(0.42)
Year Ended October 31, 2023	15.04	0.38 (d)	1.88	2.26	(0.44)	—	(0.44)
Year Ended October 31, 2022	22.02	0.38	(5.95)	(5.57)	(0.42)	(0.99)	(1.41)
Year Ended October 31, 2021	16.76	0.36 (e)	5.13	5.49	(0.23)	—	(0.23)
Year Ended October 31, 2020	17.56	0.21	(0.47)	(0.26)	(0.54)	—	(0.54)
Class R2
Year Ended October 31, 2024	16.28	0.29	2.85	3.14	(0.02)	—	(0.02)
Year Ended October 31, 2023	14.53	0.38 (d)	1.71	2.09	(0.34)	—	(0.34)
Year Ended October 31, 2022	21.31	0.25	(5.74)	(5.49)	(0.30)	(0.99)	(1.29)
Year Ended October 31, 2021	16.31	0.23 (e)	4.99	5.22	(0.22)	—	(0.22)
Year Ended October 31, 2020	17.14	0.13	(0.48)	(0.35)	(0.48)	—	(0.48)
Class R5
Year Ended October 31, 2024	16.96	0.42	2.94	3.36	(0.43)	—	(0.43)
Year Ended October 31, 2023	15.13	0.38 (d)	1.91	2.29	(0.46)	—	(0.46)
Year Ended October 31, 2022	22.14	0.38	(5.96)	(5.58)	(0.44)	(0.99)	(1.43)
Year Ended October 31, 2021	16.85	0.39 (e)	5.15	5.54	(0.25)	—	(0.25)
Year Ended October 31, 2020	17.60	0.24	(0.48)	(0.24)	(0.51)	—	(0.51)
Class R6
Year Ended October 31, 2024	16.93	0.43	2.94	3.37	(0.45)	—	(0.45)
Year Ended October 31, 2023	15.10	0.41 (d)	1.89	2.30	(0.47)	—	(0.47)
Year Ended October 31, 2022	22.10	0.39	(5.94)	(5.55)	(0.46)	(0.99)	(1.45)
Year Ended October 31, 2021	16.81	0.42 (e)	5.13	5.55	(0.26)	—	(0.26)
Year Ended October 31, 2020	17.61	0.26	(0.49)	(0.23)	(0.57)	—	(0.57)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.32, $0.23, $0.37, $0.37, $0.37 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.85%, 1.39%, 2.08%, 2.20%, 2.07% and 2.29% for Class A, Class C, Class I, Cass R2, Class R5 and Class R6,
respectively.

(e)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$19.38	19.61%	$416,325	0.95%	1.75%	1.11%	39%
16.54	14.88	351,211	0.95	1.91 (d)	1.11	45
14.75	(27.15)	304,284	0.95	1.76	1.11	31
21.63	32.56	433,033	0.95	1.47 (e)	1.11	35
16.47	(1.88)	263,791	0.95	1.17	1.12	28

18.22	19.04	4,084	1.45	1.25	1.63	39
15.54	14.24	4,792	1.45	1.45 (d)	1.63	45
13.87	(27.51)	6,191	1.45	1.23	1.64	31
20.41	31.94	10,899	1.45	0.91 (e)	1.62	35
15.53	(2.38)	9,358	1.45	0.61	1.62	28

19.76	19.89	759,786	0.70	1.99	0.86	39
16.86	15.09	735,195	0.70	2.14 (d)	0.86	45
15.04	(26.95)	513,812	0.70	2.16	0.86	31
22.02	32.94	584,191	0.70	1.71 (e)	0.86	35
16.76	(1.64)	339,416	0.70	1.26	0.86	28

19.40	19.30	3,371	1.25	1.49	1.62	39
16.28	14.46	2,888	1.25	2.26 (d)	1.51	45
14.53	(27.36)	16,764	1.25	1.46	1.46	31
21.31	32.18	24,598	1.25	1.13 (e)	1.47	35
16.31	(2.21)	21,379	1.25	0.79	1.37	28

19.89	20.02	6,102	0.60	2.11	0.71	39
16.96	15.20	6,539	0.60	2.13 (d)	0.71	45
15.13	(26.88)	8,328	0.60	2.13	0.71	31
22.14	33.04	10,463	0.60	1.85 (e)	0.71	35
16.85	(1.52)	6,970	0.60	1.41	0.72	28

19.85	20.14	3,097,141	0.50	2.18	0.60	39
16.93	15.35	2,845,622	0.50	2.35 (d)	0.60	45
15.10	(26.81)	2,961,811	0.50	2.22	0.61	31
22.10	33.20	3,782,533	0.50	1.98 (e)	0.60	35
16.81	(1.46)	2,290,008	0.50	1.56	0.61	28

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Focus Fund
Class A
Year Ended October 31, 2024	$21.73	$0.37	$3.69	$4.06	$(0.44)
Year Ended October 31, 2023	19.58	0.38	2.50	2.88	(0.73)
Year Ended October 31, 2022	27.55	0.41	(7.95)	(7.54)	(0.43)
Year Ended October 31, 2021	22.07	0.35 (d)	5.32	5.67	(0.19)
Year Ended October 31, 2020	21.15	0.18	0.75	0.93	(0.01)
Class C
Year Ended October 31, 2024	21.36	0.24	3.63	3.87	(0.25)
Year Ended October 31, 2023	19.23	0.27	2.45	2.72	(0.59)
Year Ended October 31, 2022	27.06	0.29	(7.83)	(7.54)	(0.29)
Year Ended October 31, 2021	21.68	0.20 (d)	5.24	5.44	(0.06)
Year Ended October 31, 2020	20.86	0.07	0.75	0.82	—
Class I
Year Ended October 31, 2024	22.08	0.44	3.74	4.18	(0.49)
Year Ended October 31, 2023	19.88	0.44	2.54	2.98	(0.78)
Year Ended October 31, 2022	27.95	0.47	(8.06)	(7.59)	(0.48)
Year Ended October 31, 2021	22.39	0.42 (d)	5.39	5.81	(0.25)
Year Ended October 31, 2020	21.43	0.23	0.78	1.01	(0.05)
Class R2
Year Ended October 31, 2024	21.53	0.29	3.66	3.95	(0.38)
Year Ended October 31, 2023	19.40	0.31	2.49	2.80	(0.67)
Year Ended October 31, 2022	27.25	0.34	(7.89)	(7.55)	(0.30)
Year Ended October 31, 2021	21.85	0.27 (d)	5.26	5.53	(0.13)
Year Ended October 31, 2020	20.99	0.13	0.73	0.86	—
Class R5
Year Ended October 31, 2024	22.07	0.46	3.75	4.21	(0.50)
Year Ended October 31, 2023	19.89	0.52	2.48	3.00	(0.82)
Year Ended October 31, 2022	27.96	0.49	(8.06)	(7.57)	(0.50)
Year Ended October 31, 2021	22.38	0.44 (d)	5.40	5.84	(0.26)
Year Ended October 31, 2020	21.42	0.25	0.78	1.03	(0.07)
Class R6
Year Ended October 31, 2024	22.10	0.49	3.74	4.23	(0.53)
Year Ended October 31, 2023	19.90	0.49	2.54	3.03	(0.83)
Year Ended October 31, 2022	27.98	0.39	(7.94)	(7.55)	(0.53)
Year Ended October 31, 2021	22.40	0.46 (d)	5.40	5.86	(0.28)
Year Ended October 31, 2020	21.44	0.28	0.77	1.05	(0.09)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$25.35	18.81%	$364,538	1.00%	1.47%	1.22%	45%
21.73	14.82	300,017	1.00	1.69	1.21	36
19.58	(27.75)	237,262	1.00	1.75	1.24	30
27.55	25.74	337,503	1.00	1.31 (d)	1.21	32
22.07	4.39	135,527	1.00	0.86	1.22	38

24.98	18.22	9,848	1.50	0.96	1.76	45
21.36	14.24	12,146	1.50	1.22	1.74	36
19.23	(28.13)	14,034	1.50	1.26	1.76	30
27.06	25.11	24,272	1.50	0.77 (d)	1.72	32
21.68	3.93	15,463	1.50	0.32	1.73	38

25.77	19.09	586,039	0.75	1.73	0.97	45
22.08	15.12	540,456	0.75	1.93	0.97	36
19.88	(27.56)	433,591	0.75	1.99	0.99	30
27.95	26.04	832,039	0.75	1.54 (d)	0.96	32
22.39	4.71	372,068	0.75	1.05	0.96	38

25.10	18.46	2,988	1.30	1.14	1.54	45
21.53	14.50	1,311	1.30	1.39	1.51	36
19.40	(27.97)	1,477	1.30	1.46	1.53	30
27.25	25.35	2,078	1.30	1.00 (d)	1.48	32
21.85	4.10	1,441	1.30	0.61	1.51	38

25.78	19.24	1,749	0.65	1.80	0.91	45
22.07	15.21	1,837	0.65	2.28	0.88	36
19.89	(27.51)	1,961	0.65	2.06	0.91	30
27.96	26.19	3,172	0.65	1.61 (d)	0.87	32
22.38	4.79	2,772	0.65	1.16	0.88	38

25.80	19.34	548,793	0.55	1.91	0.72	45
22.10	15.38	489,620	0.55	2.12	0.71	36
19.90	(27.44)	406,456	0.55	1.55	0.72	30
27.98	26.28	2,721,224	0.55	1.68 (d)	0.71	32
22.40	4.89	2,274,399	0.55	1.31	0.71	38

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Hedged Equity Fund
Class A
Year Ended October 31, 2024	$14.88	$0.34	$1.84	$2.18	$(0.38)
Year Ended October 31, 2023	14.07	0.35	0.80	1.15	(0.34)
Year Ended October 31, 2022	16.73	0.32	(2.60)	(2.28)	(0.38)
Year Ended October 31, 2021	14.12	0.30	2.58	2.88	(0.27)
Year Ended October 31, 2020	15.58	0.27	(1.49)	(1.22)	(0.24)
Class C
Year Ended October 31, 2024	14.87	0.26	1.84	2.10	(0.34)
Year Ended October 31, 2023	14.00	0.23	0.85	1.08	(0.21)
Year Ended October 31, 2022	16.68	0.20	(2.56)	(2.36)	(0.32)
Year Ended October 31, 2021	14.06	0.22	2.57	2.79	(0.17)
Year Ended October 31, 2020	15.53	0.20	(1.50)	(1.30)	(0.17)
Class I
Year Ended October 31, 2024	15.03	0.38	1.85	2.23	(0.43)
Year Ended October 31, 2023	14.16	0.36	0.84	1.20	(0.33)
Year Ended October 31, 2022	16.83	0.33	(2.59)	(2.26)	(0.41)
Year Ended October 31, 2021	14.18	0.32	2.61	2.93	(0.28)
Year Ended October 31, 2020	15.61	0.31	(1.50)	(1.19)	(0.24)
Class R5
Year Ended October 31, 2024	15.06	0.42	1.85	2.27	(0.46)
Year Ended October 31, 2023	14.19	0.40	0.82	1.22	(0.35)
Year Ended October 31, 2022	16.86	0.35	(2.59)	(2.24)	(0.43)
Year Ended October 31, 2021	14.20	0.35	2.61	2.96	(0.30)
Year Ended October 31, 2020	15.62	0.31	(1.48)	(1.17)	(0.25)
Class R6
Year Ended October 31, 2024	15.07	0.54	1.74	2.28	(0.47)
Year Ended October 31, 2023	14.20	0.38	0.86	1.24	(0.37)
Year Ended October 31, 2022	16.88	0.37	(2.60)	(2.23)	(0.45)
Year Ended October 31, 2021	14.22	0.39	2.59	2.98	(0.32)
Year Ended October 31, 2020	15.63	0.34	(1.49)	(1.15)	(0.26)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Interest expense is 0.01%
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan International Equity Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$16.68	14.84%	$9,018	0.85%	2.08%	1.08%	27%
14.88	8.24	9,103	0.85 (d)	2.27	1.05	22
14.07	(13.89)	4,032	0.85	2.13	1.07	17
16.73	20.60	3,561	0.85	1.85	1.05	50
14.12	(8.02)	1,573	0.85	1.84	1.30	85

16.63	14.25	370	1.35	1.55	1.73	27
14.87	7.75	263	1.35 (d)	1.54	1.56	22
14.00	(14.36)	235	1.35	1.35	1.58	17
16.68	19.97	320	1.35	1.35	1.55	50
14.06	(8.47)	115	1.35	1.34	1.81	85

16.83	15.07	160,131	0.60	2.27	0.82	27
15.03	8.55	133,818	0.60 (d)	2.37	0.79	22
14.16	(13.68)	156,582	0.60	2.21	0.81	17
16.83	20.90	148,703	0.60	2.02	0.79	50
14.18	(7.78)	135,542	0.60	2.12	1.03	85

16.87	15.27	25	0.45	2.52	1.89	27
15.06	8.73	22	0.45 (d)	2.58	0.72	22
14.19	(13.56)	20	0.45	2.30	0.73	17
16.86	21.10	23	0.45	2.19	0.71	50
14.20	(7.68)	19	0.45	2.08	1.04	85

16.88	15.37	13,487	0.35	3.22	0.58	27
15.07	8.84	1,622	0.35 (d)	2.46	0.57	22
14.20	(13.52)	338	0.35	2.43	0.60	17
16.88	21.19	169	0.35	2.42	0.58	50
14.22	(7.53)	19	0.35	2.33	0.94	85

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan International Equity Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 7 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Developed International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Research Enhanced Equity Fund	Class I and Class R6	JPM IV	Diversified
JPMorgan Europe Dynamic Fund	Class A, Class C, Class I, Class L and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Focus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
The investment objective of JPMorgan Developed International Value Fund (“Developed International Value Fund”), JPMorgan Emerging Markets Research Enhanced Equity Fund (“Emerging Markets Research Enhanced Equity Fund”) and JPMorgan International Focus Fund (“International Focus Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Europe Dynamic Fund (“Europe Dynamic Fund”) is to seek total return from long-term capital growth. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Hedged Equity Fund (“International Hedged Equity Fund”) is to seek to provide capital appreciation.
Class L Shares of Developed International Value Fund and Europe Dynamic Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of Developed International Value Fund and Europe Dynamic Fund unless they meet certain requirements as described in the Funds' prospectuses.
Effective as of the close of business on December 31, 2020, all share classes of Emerging Markets Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund's prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), acts as Adviser (the "Adviser") and Administrator (the "Administrator") to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i)

68	J.P. Morgan International Equity Funds	October 31, 2024

the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

October 31, 2024	J.P. Morgan International Equity Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Developed International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$26,897	$—	$26,897
Austria	1,432	4,730	—	6,162
Belgium	561	4,718	—	5,279
China	—	4,278	—	4,278
Denmark	1,438	5,721	—	7,159
Finland	—	9,882	—	9,882
France	—	56,281	—	56,281
Georgia	1,102	—	—	1,102
Germany	—	62,702	—	62,702
Hong Kong	—	5,544	—	5,544
Ireland	3,791	5,332	—	9,123
Israel	1,353	—	—	1,353
Italy	1,179	37,572	—	38,751
Japan	—	115,604	—	115,604
Netherlands	1,195	18,115	—	19,310
Norway	2,167	9,236	—	11,403
Peru	1,470	—	—	1,470
Portugal	—	1,357	—	1,357
Singapore	—	9,331	—	9,331
Spain	—	18,644	—	18,644
Sweden	2,857	14,238	—	17,095
Switzerland	—	24,785	—	24,785
United Kingdom	14,336	77,731	—	92,067
United States	1,323	56,954	—	58,277
Total Common Stocks	34,204	569,652	—	603,856
Short-Term Investments
Investment Companies	31,322	—	—	31,322
Investment of Cash Collateral from Securities Loaned	1,743	—	—	1,743
Total Short-Term Investments	33,065	—	—	33,065
Total Investments in Securities	$67,269	$569,652	$—	$636,921
Appreciation in Other Financial Instruments
Futures Contracts	$8	$—	$—	$8
Depreciation in Other Financial Instruments
Futures Contracts	(288)	—	—	(288)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(280)	$—	$—	$(280)

70	J.P. Morgan International Equity Funds	October 31, 2024

Emerging Markets Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$777,496	$—	$—	$777,496
China	536,868	1,004,834	—	1,541,702
Greece	—	33,008	—	33,008
Hong Kong	—	167,152	—	167,152
India	66,026	1,088,187	—	1,154,213
Indonesia	112,415	116,345	—	228,760
Macau	—	38,369	—	38,369
Mexico	350,473	—	—	350,473
Panama	69,014	—	—	69,014
Portugal	89,761	—	—	89,761
South Africa	62,990	153,749	—	216,739
South Korea	12,696	582,287	—	594,983
Spain	—	146,634	—	146,634
Taiwan	647,119	548,619	—	1,195,738
Turkey	109,682	133,744	—	243,426
United States	51,450	—	—	51,450
Total Common Stocks	2,885,990	4,012,928	—	6,898,918
Short-Term Investments
Investment Companies	89,919	—	—	89,919
Total Investments in Securities	$2,975,909	$4,012,928	$—	$6,988,837

Emerging Markets Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$873	$—	$873
Brazil	114,201	—	—	114,201
Chile	6,006	—	—	6,006
China	59,315	522,367	—	581,682
Colombia	3,756	—	—	3,756
Czech Republic	—	2,609	—	2,609
Greece	2,564	13,953	—	16,517
Hong Kong	—	2,466	—	2,466
Hungary	1,024	8,625	—	9,649
India	28,204	357,988	—	386,192
Indonesia	14,954	25,654	—	40,608
Kazakhstan	2,380	—	—	2,380
Kuwait	—	3,748	—	3,748
Malaysia	—	22,133	—	22,133
Mexico	52,381	—	—	52,381
Panama	1,846	—	—	1,846
Peru	9,355	—	—	9,355
Philippines	—	5,460	—	5,460
Poland	4,177	6,623	—	10,800

October 31, 2024	J.P. Morgan International Equity Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
Emerging Markets Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Qatar	$1,022	$15,028	$—	$16,050
Russia	—	—	— (a)	— (a)
Saudi Arabia	8,159	64,263	—	72,422
South Africa	16,513	42,907	—	59,420
South Korea	387	216,879	—	217,266
Taiwan	—	381,951	—	381,951
Thailand	12,106	17,833	—	29,939
Turkey	10,890	10,720	—	21,610
United Arab Emirates	9,665	18,341	—	28,006
United Kingdom	—	4,649	—	4,649
United States	5,326	—	—	5,326
Total Common Stocks	364,231	1,745,070	— (a)	2,109,301
Short-Term Investments
Investment Companies	47,163	—	—	47,163
Investment of Cash Collateral from Securities Loaned	25,964	—	—	25,964
Total Short-Term Investments	73,127	—	—	73,127
Total Investments in Securities	$437,358	$1,745,070	$— (a)	$2,182,428
Depreciation in Other Financial Instruments
Futures Contracts	$(794)	$—	$—	$(794)

(a)	Amount rounds to less than one thousand.

Europe Dynamic Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$10,597	$—	$10,597
China	10,523	—	—	10,523
Denmark	—	31,159	—	31,159
Finland	—	4,639	—	4,639
France	4,542	68,209	—	72,751
Germany	—	74,743	—	74,743
Ireland	—	10,661	—	10,661
Italy	—	42,117	—	42,117
Netherlands	4,764	25,620	—	30,384
Norway	—	6,511	—	6,511
Spain	—	25,707	—	25,707
Sweden	—	14,956	—	14,956
Switzerland	—	18,545	—	18,545
United Kingdom	10,459	95,288	—	105,747
United States	—	50,934	—	50,934
Total Common Stocks	30,288	479,686	—	509,974
Short-Term Investments
Investment Companies	3,146	—	—	3,146
Total Investments in Securities	$33,434	$479,686	$—	$513,120

72	J.P. Morgan International Equity Funds	October 31, 2024

Europe Dynamic Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(117)	$—	$—	$(117)

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$12,998	$151,927	$—	$164,925
Austria	—	42,104	—	42,104
Belgium	—	51,727	—	51,727
Denmark	—	146,258	—	146,258
Finland	—	56,614	—	56,614
France	—	601,887	—	601,887
Germany	—	377,607	—	377,607
Hong Kong	—	85,186	—	85,186
Italy	—	83,694	—	83,694
Japan	—	848,740	—	848,740
Netherlands	62,753	136,884	—	199,637
Singapore	—	84,652	—	84,652
South Korea	—	29,641	—	29,641
Spain	—	148,937	—	148,937
Sweden	—	126,695	—	126,695
Switzerland	—	91,048	—	91,048
Taiwan	63,127	—	—	63,127
United Kingdom	—	639,348	—	639,348
United States	—	278,929	—	278,929
Total Common Stocks	138,878	3,981,878	—	4,120,756
Short-Term Investments
Investment Companies	90,815	—	—	90,815
Investment of Cash Collateral from Securities Loaned	73,806	—	—	73,806
Total Short-Term Investments	164,621	—	—	164,621
Total Investments in Securities	$303,499	$3,981,878	$—	$4,285,377

International Focus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$31,883	$—	$—	$31,883
Belgium	—	28,379	—	28,379
Canada	74,123	—	—	74,123
China	29,412	68,530	—	97,942
Denmark	—	31,092	—	31,092
France	—	205,712	—	205,712
Germany	—	34,479	—	34,479

October 31, 2024	J.P. Morgan International Equity Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
International Focus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$14,911	$—	$14,911
India	24,027	—	—	24,027
Indonesia	25,759	—	—	25,759
Italy	—	33,337	—	33,337
Japan	—	233,231	—	233,231
Mexico	15,907	—	—	15,907
Netherlands	—	50,262	—	50,262
Singapore	—	41,037	—	41,037
South Korea	—	59,935	—	59,935
Spain	—	39,240	—	39,240
Sweden	—	49,913	—	49,913
Taiwan	52,230	24,272	—	76,502
United Kingdom	—	190,263	—	190,263
United States	—	124,338	—	124,338
Total Common Stocks	253,341	1,228,931	—	1,482,272
Short-Term Investments
Investment Companies	26,162	—	—	26,162
Investment of Cash Collateral from Securities Loaned	49,416	—	—	49,416
Total Short-Term Investments	75,578	—	—	75,578
Total Investments in Securities	$328,919	$1,228,931	$—	$1,557,850

International Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$13,111	$—	$13,111
Belgium	—	1,034	—	1,034
China	590	—	—	590
Denmark	—	5,497	—	5,497
Finland	—	1,443	—	1,443
France	—	21,405	—	21,405
Germany	—	15,511	—	15,511
Hong Kong	—	3,318	—	3,318
Ireland	—	557	—	557
Italy	—	2,506	—	2,506
Japan	—	39,606	—	39,606
Macau	—	175	—	175
Netherlands	1,412	6,477	—	7,889
Singapore	434	1,762	—	2,196
Spain	—	4,096	—	4,096
Sweden	—	4,179	—	4,179
Switzerland	—	9,291	—	9,291
United Kingdom	—	22,209	—	22,209
United States	—	19,609	—	19,609
Total Common Stocks	2,436	171,786	—	174,222

74	J.P. Morgan International Equity Funds	October 31, 2024

International Hedged Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Purchased	$3,973	$—	$—	$3,973
Short-Term Investments
Investment Companies	1,423	—	—	1,423
Total Investments in Securities	$7,832	$171,786	$—	$179,618
Depreciation in Other Financial Instruments
Futures Contracts	$(73)	$—	$—	$(73)
Options Written
Call Options Written	(99)	—	—	(99)
Put Options Written	(436)	—	—	(436)
Total Depreciation in Other Financial Instruments	$(608)	$—	$—	$(608)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of October 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

October 31, 2024	J.P. Morgan International Equity Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of October 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Developed International Value Fund	$1,666	$(1,666)	$—
Emerging Markets Research Enhanced Equity Fund	24,585	(24,585)	—
International Equity Fund	68,697	(68,697)	—
International Focus Fund	45,994	(45,994)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended October 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Developed International Value Fund	$— (a)
Emerging Markets Equity Fund	1
Emerging Markets Research Enhanced Equity Fund	1
Europe Dynamic Fund	1
International Equity Fund	3
International Focus Fund	1

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
International Hedged Equity Fund did not lend out any securities during the year ended October 31, 2024. Emerging Markets Equity Fund and Europe Dynamic Fund did not have any securities out on loan at October 31, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Developed International Value Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$20,785	$173,603	$163,068	$3	$(1)	$31,322	31,310	$766	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	500	13,149	11,906	— (c)*	—	1,743	1,743	50 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	526	21,740	22,266	—	—	—	—	35 *	—
Total	$21,811	$208,492	$197,240	$3	$(1)	$33,065		$851	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

76	J.P. Morgan International Equity Funds	October 31, 2024

(b)	The rate shown is the current yield as of October 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Equity Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$46,878	$1,758,911	$1,715,833	$(30)	$(7)	$89,919	89,883	$1,948	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	—	123,873	123,873	— (c)*	—	—	—	194 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	—	38,872	38,872	—	—	—	—	91 *	—
Total	$46,878	$1,921,656	$1,878,578	$(30)	$(7)	$89,919		$2,233	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Research Enhanced Equity Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$27,011	$628,322	$608,173	$10	$(7)	$47,163	47,144	$1,435	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	2,984	161,970	138,986	(4)*	—	25,964	25,964	785 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	1,215	55,048	56,263	—	—	—	—	104 *	—
Total	$31,210	$845,340	$803,422	$6	$(7)	$73,127		$2,324	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Europe Dynamic Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$19,259	$235,720	$251,834	$2	$(1)	$3,146	3,145	$502	$—

October 31, 2024	J.P. Morgan International Equity Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
Europe Dynamic Fund (continued)
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	$—	$45,882	$45,881	$(1)*	$—	$—	—	$99 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	7,929	54,565	62,494	—	—	—	—	99 *	—
Total	$27,188	$336,167	$360,209	$1	$(1)	$3,146		$700	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$95,471	$1,188,801	$1,193,458	$17	$(16)	$90,815	90,779	$4,047	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	38,003	414,767	378,952	(12)*	—	73,806	73,806	1,514 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	4,963	176,253	181,216	—	—	—	—	221 *	—
Total	$138,437	$1,779,821	$1,753,626	$5	$(16)	$164,621		$5,782	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Focus Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$32,826	$478,945	$485,605	$1	$(5)	$26,162	26,151	$1,433	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	12,000	178,609	141,194	1 *	—	49,416	49,416	457 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	2,562	51,441	54,003	—	—	—	—	83 *	—
Total	$47,388	$708,995	$680,802	$2	$(5)	$75,578		$1,973	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

78	J.P. Morgan International Equity Funds	October 31, 2024

International Hedged Equity Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b)	$—	$56,596	$55,172	$(2)	$1	$1,423	1,422	$212	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.72% (a) (b)	3,627	14,824	18,451	—	—	—	—	58	—
Total	$3,627	$71,420	$73,623	$(2)	$1	$1,423		$270	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— International Hedged Equity Fund purchased put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

October 31, 2024	J.P. Morgan International Equity Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Developed International Value Fund, Emerging Markets Research Enhanced Equity Fund, Europe Dynamic Fund and International Hedged Equity Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended October 31, 2024 (amounts in thousands, except for number of contracts):
	Developed International Value Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Hedged Equity Fund
Futures Contracts:
Average Notional Balance Long	$9,236	$29,220	$9,841	$5,589
Ending Notional Balance Long	16,066	26,595	3,946	2,237
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	725
Average Number of Contracts Written	—	—	—	(1,451)
Ending Number of Contracts Purchased	—	—	—	759
Ending Number of Contracts Written	—	—	—	(1,518)
The Funds' derivatives contracts held at October 31, 2024 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

80	J.P. Morgan International Equity Funds	October 31, 2024

I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended October 31, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Developed International Value Fund
Transfer agency fees	$15	$1	$4	$— (a)	$1	n/a	n/a	$— (a)	$7	$28
Emerging Markets Equity Fund
Transfer agency fees	33	5	66	12	2	$1	$1	2	125	247
Emerging Markets Research Enhanced Equity Fund
Transfer agency fees	n/a	n/a	28	n/a	n/a	n/a	n/a	n/a	13	41
Europe Dynamic Fund
Transfer agency fees	17	1	1	1	n/a	n/a	n/a	n/a	3	23
International Equity Fund
Transfer agency fees	27	1	32	n/a	9	n/a	n/a	1	35	105
International Focus Fund
Transfer agency fees	15	5	35	n/a	1	n/a	n/a	2	13	71
International Hedged Equity Fund
Transfer agency fees	1	1	2	n/a	n/a	n/a	n/a	— (a)	1	5

(a)	Amount rounds to less than one thousand.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of October 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court rulings in certain European countries, the tax authorities of each of these countries, recently paid Europe Dynamic Fund (Spain and Sweden) and International Equity Fund (Sweden) tax reclaims for prior tax withholding. These tax reclaim payments are included in Foreign withholding tax reclaims on the Statements of Operations. Interest income, if any, related to these tax reclaim payments is included in Interest income from non-affiliates on the Statements of Operations.
The Fund would have a U.S. tax liability if it received refunds of foreign taxes previously passed through as tax credits to shareholders greater than foreign withholding taxes paid for the year. The Fund would then enter into a closing agreement with the Internal Revenue Service (IRS) to pay the associated tax liability (fees) on behalf of the Funds' shareholders. No closing agreements are required for the Funds for the year ended October 31, 2024. The IRS fees to be paid for prior years closing agreements are estimated through the year ended October 31, 2024, and are included in IRS Compliance Fees for foreign withholding tax reclaims on the Statements of Operations, if applicable. At October 31, 2024, Developed International Value Fund had a U.S. tax liability amounting to $3,804.

October 31, 2024	J.P. Morgan International Equity Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Developed International Value Fund	$—	$3,403	$(3,403)
Emerging Markets Equity Fund	—	(6,021)	6,021
Emerging Markets Research Enhanced Equity Fund	—	(1,915)	1,915
Europe Dynamic Fund	—	4,402	(4,402)
International Equity Fund	—	3,444	(3,444)
International Focus Fund	—	559	(559)
International Hedged Equity Fund	—	426	(426)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments, foreign currency gains or losses and foreign taxes.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Developed International Value Fund	0.55%
Emerging Markets Equity Fund	0.68
Emerging Markets Research Enhanced Equity Fund	0.25
Europe Dynamic Fund	0.60
International Equity Fund	0.50
International Focus Fund	0.60
International Hedged Equity Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the year ended October 31, 2024, the effective rate was 0.07% of each Fund's average daily net assets, except for International Focus Fund, which was 0.08%, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The

82	J.P. Morgan International Equity Funds	October 31, 2024

Distribution Plan provides that the following Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Developed International Value Fund	0.25%	0.75%	0.50%	n/a
Emerging Markets Equity Fund	0.25	0.75	0.50	0.25%
Europe Dynamic Fund	0.25	0.75	n/a	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Focus Fund	0.25	0.75	0.50	n/a
International Hedged Equity Fund	0.25	0.75	n/a	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended October 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Developed International Value Fund	$27	$— (a)
Emerging Markets Equity Fund	4	— (a)
Europe Dynamic Fund	2	—
International Equity Fund	35	— (a)
International Focus Fund	42	— (a)
International Hedged Equity Fund	1	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Developed International Value Fund	0.25%	0.25%	0.25%	0.10%	0.25%	N/A	N/A	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10	0.25	0.25%	0.25%	0.10
Emerging Markets Research Enhanced Equity Fund	N/A	N/A	0.25	N/A	N/A	N/A	N/A	N/A
Europe Dynamic Fund	0.25	0.25	0.25	0.10	N/A	N/A	N/A	N/A
International Equity Fund	0.25	0.25	0.25	N/A	0.25	N/A	N/A	0.10
International Focus Fund	0.25	0.25	0.25	N/A	0.25	N/A	N/A	0.10
International Hedged Equity Fund	0.25	0.25	0.25	N/A	N/A	N/A	N/A	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

October 31, 2024	J.P. Morgan International Equity Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Developed International Value Fund	1.00%	1.50%	0.75%	1.30%	N/A	N/A	0.65%	0.55%
Emerging Markets Equity Fund	1.24	1.74	0.99	1.54	1.29%	1.04%	0.89	0.79
Emerging Markets Research Enhanced Equity Fund	N/A	N/A	0.45	N/A	N/A	N/A	N/A	0.35
Europe Dynamic Fund	1.24	1.74	0.99	N/A	N/A	N/A	N/A	N/A
International Equity Fund	0.95	1.45	0.70	1.25	N/A	N/A	0.60	0.50
International Focus Fund	1.00	1.50	0.75	1.30	N/A	N/A	0.65	0.55
International Hedged Equity Fund	0.85	1.35	0.60	N/A	N/A	N/A	0.45	0.35

The expense limitation agreements were in effect for the year ended October 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2025.
For the year ended October 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Developed International Value Fund	$551	$367	$169	$1,087	$7
Emerging Markets Equity Fund	476	321	1,077	1,874	126
Emerging Markets Research Enhanced Equity Fund	718	478	363	1,559	—
Europe Dynamic Fund	—	—	55	55	—
International Equity Fund	2,682	1,778	678	5,138	14
International Focus Fund	1,576	1,051	525	3,152	— (a)
International Hedged Equity Fund	234	126	2	362	1

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended October 31, 2024 were as follows:

Developed International Value Fund	$28
Emerging Markets Equity Fund	80
Emerging Markets Research Enhanced Equity Fund	57
Europe Dynamic Fund	21
International Equity Fund	159
International Focus Fund	58
International Hedged Equity Fund	7

84	J.P. Morgan International Equity Funds	October 31, 2024

JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended October 31, 2024, the amount of these reimbursements were as follows:

Developed International Value Fund	$— (a)
Emerging Markets Equity Fund	— (a)
Emerging Markets Research Enhanced Equity Fund	— (a)
Europe Dynamic Fund	— (a)
International Equity Fund	— (a)
International Focus Fund	— (a)
International Hedged Equity Fund	— (a)

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended October 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Developed International Value Fund	$346,173	$271,012
Emerging Markets Equity Fund	2,586,569	3,965,578
Emerging Markets Research Enhanced Equity Fund	886,763	782,347
Europe Dynamic Fund	493,062	572,714
International Equity Fund	1,682,360	2,093,453
International Focus Fund	677,868	738,035
International Hedged Equity Fund	55,574	43,267
During the year ended October 31, 2024, there were no purchases or sales of U.S. Government securities.

October 31, 2024	J.P. Morgan International Equity Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed International Value Fund	$545,945	$105,845	$15,149	$90,696
Emerging Markets Equity Fund	5,135,026	2,126,274	272,463	1,853,811
Emerging Markets Research Enhanced Equity Fund	1,958,804	370,804	147,974	222,830
Europe Dynamic Fund	421,410	99,709	8,116	91,593
International Equity Fund	3,237,202	1,113,794	65,619	1,048,175
International Focus Fund	1,288,666	325,597	56,413	269,184
International Hedged Equity Fund	146,033	37,721	4,744	32,977
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments, tax adjustments on certain derivatives and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Developed International Value Fund	$24,895	$24,895
Emerging Markets Equity Fund	119,652	119,652
Emerging Markets Research Enhanced Equity Fund	60,225	60,225
Europe Dynamic Fund	17,513	17,513
International Equity Fund	102,056	102,056
International Focus Fund	29,903	29,903
International Hedged Equity Fund	4,243	4,243

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
	Ordinary Income*	Total Distributions Paid
Developed International Value Fund	$15,182	$15,182
Emerging Markets Equity Fund	42,601	42,601
Emerging Markets Research Enhanced Equity Fund	67,740	67,740
Europe Dynamic Fund	6,286	6,286
International Equity Fund	114,472	114,472
International Focus Fund	45,149	45,149
International Hedged Equity Fund	3,449	3,449

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

86	J.P. Morgan International Equity Funds	October 31, 2024

As of October 31, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Developed International Value Fund	$25,635	$(74,250)	$90,673
Emerging Markets Equity Fund	85,554	(730,931)	1,839,003
Emerging Markets Research Enhanced Equity Fund	44,329	(362,886)	211,858
Europe Dynamic Fund	16,682	(85,760)	91,557
International Equity Fund	129,746	(109,157)	1,047,990
International Focus Fund	41,536	(110,706)	269,179
International Hedged Equity Fund	4,685	(27,050)	32,974

The cumulative timing differences primarily consist of tax adjustments on certain investments, tax adjustments on certain derivatives and wash sale loss deferrals.
As of October 31, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Developed International Value Fund	$60,587	$13,663
Emerging Markets Equity Fund	357,835	373,096
Emerging Markets Research Enhanced Equity Fund	144,156	218,730
Europe Dynamic Fund	85,760	—
International Equity Fund	25,800	83,357
International Focus Fund	110,706	—
International Hedged Equity Fund	8,066	18,984
During the year ended October 31, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Developed International Value Fund	$—	$21,020
Emerging Markets Equity Fund	30,655	—
Emerging Markets Research Enhanced Equity Fund	1,302	—
Europe Dynamic Fund	53,279	—
International Equity Fund	39,433	57,508
International Focus Fund	66,818	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

October 31, 2024	J.P. Morgan International Equity Funds	87

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended October 31, 2024. Average borrowings from the Facility during the year ended October 31, 2024 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Equity Fund	$28,845	6.06%	19	$92
Emerging Markets Research Enhanced Equity Fund	9,556	5.98	38	59
Europe Dynamic Fund	13,041	6.06	14	31
International Equity Fund	59,592	5.89	6	57
International Focus Fund	3,844	6.06	1	1
International Hedged Equity Fund	2,319	6.06	4	2
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended October 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of October 31, 2024, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Developed International Value Fund	—	— %	1	77.5%
Emerging Markets Equity Fund	—	—	3	48.6
Emerging Markets Research Enhanced Equity Fund	—	—	1	19.4
Europe Dynamic Fund	4	64.2	1	13.3
International Equity Fund	—	—	2	24.8
International Focus Fund	—	—	2	44.4
International Hedged Equity Fund	—	—	3	66.5

88	J.P. Morgan International Equity Funds	October 31, 2024

As of October 31, 2024, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Research Enhanced Equity Fund	13.3%	22.7%	27.9%
Europe Dynamic Fund	58.0	—	—
International Equity Fund	—	32.2	—
International Focus Fund	13.7	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of October 31, 2024, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Developed International Value Fund	Emerging Markets Equity Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund	International Focus Fund	International Hedged Equity Fund
Brazil	— %	11.1%	— %	— %	— %	— %	— %
China	—	22.1	27.0	—	—	—	—
France	—	—	—	14.2	14.3	13.6	11.9
Germany	—	—	—	14.6	—	—	—
India	—	16.5	17.9	—	—	—	—
Japan	18.2	—	—	—	20.2	15.5	22.1
South Korea	—	—	10.1	—	—	—	—
Taiwan	—	17.1	17.7	—	—	—	—
United Kingdom	14.5	—	—	20.6	15.2	12.6	12.4
As of October 31, 2024, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund each invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public

October 31, 2024	J.P. Morgan International Equity Funds	89

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
8. Subsequent Events
At a meeting held on November 19-21, 2024, the JPM IV Board agreed to consider the reorganization (the “Reorganization”) of the International Hedged Equity Fund (the “Fund”) into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF (“JPM International Hedged Equity Laddered ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. If approved at a meeting in February 2025, the Reorganization is expected to occur as of the close of business on or about July 11, 2025. Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM International Hedged Equity Laddered ETF. JPM International Hedged Equity Laddered ETF’s underlying equity portfolio will be managed in a substantially similar way, but the exchange-traded put and call options overlay strategy will be modified. Instead of buying the options at the beginning of the quarter and holding them for three months, the options will be “laddered” across the quarter so that normally there will be three three-months periods designed to mitigate potential risk.
At a meeting held on November 19-21, 2024, the JPM IV Board approved the liquidation of Class R5 Shares of International Hedged Equity Fund, which occurred on December 10, 2024.

90	J.P. Morgan International Equity Funds	October 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust IV and Shareholders of JPMorgan Developed International Value Fund, JPMorgan Emerging Markets Equity Fund, JPMorgan Emerging Markets Research Enhanced Equity Fund, JPMorgan Europe Dynamic Fund, JPMorgan International Equity Fund, JPMorgan International Focus Fund and JPMorgan International Hedged Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Developed International Value Fund, JPMorgan Emerging Markets Equity Fund, JPMorgan Europe Dynamic Fund, JPMorgan International Equity Fund and JPMorgan International Focus Fund (five of the funds constituting JPMorgan Trust I) and JPMorgan Emerging Markets Research Enhanced Equity Fund and JPMorgan International Hedged Equity Fund (two of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

October 31, 2024	J.P. Morgan International Equity Funds	91

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions and foreign tax credits (if applicable) treated as qualified dividends for the fiscal year ended October 31, 2024:
Qualified Dividend Income
JPMorgan Developed International Value Fund	$24,016
JPMorgan Emerging Markets Equity Fund	130,985
JPMorgan Emerging Markets Research Enhanced Equity Fund	30,483
JPMorgan Europe Dynamic Fund	14,523
JPMorgan International Equity Fund	100,256
JPMorgan International Focus Fund	30,953
JPMorgan International Hedged Equity Fund	4,656
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended October 31, 2024, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan Developed International Value Fund	$27,006	$2,621
JPMorgan Emerging Markets Equity Fund	176,432	31,243
JPMorgan Emerging Markets Research Enhanced Equity Fund	62,325	7,592
JPMorgan Europe Dynamic Fund	17,494	849
JPMorgan International Equity Fund	124,248	9,320
JPMorgan International Focus Fund	38,696	3,092
JPMorgan International Hedged Equity Fund	4,988	450

92	J.P. Morgan International Equity Funds	October 31, 2024

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. October 2024.
AN-INTEQ-1024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;

•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the International Equity Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Developed International Value Fund’s performance for Class A and Class I shares was in the second, first and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustee noted that performance for Class R6 shares was in the second, first, and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Emerging Markets Equity Fund’s performance for Class A, Class I and Class R6 shares was in the fifth, fifth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Emerging Markets Research Enhanced Equity Fund’s performance for Class I shares was in the fourth and third quintiles of the Universe for the one- and three-year periods ended December 31, 2023, respectively. The Trustees noted that performance for Class R6 shares was in the fourth, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Europe Dynamic Fund’s performance for both Class A and Class I shares was in the fourth, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that performance for Class R6 shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the International Equity Fund’s performance for Class A shares was in the second, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that performance for Class I shares was in the second, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that performance for Class R6 shares was in the second, third and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the International Focus Fund’s performance for Class A shares was in the second, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for both Class I and Class R6 shares was in the third, fifth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the International Hedged Equity Fund’s performance for Class A shares was in the fourth and third quintiles of the Universe for the one- and three-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for both Class I and Class R6 shares was in the fifth and fourth quintiles of the Universe for the one- and three-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Developed International Value Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Emerging Markets Equity Fund’s net advisory fee for Class A shares was in the second quintile of the both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Emerging Markets Research Enhanced Equity Fund’s net advisory fee and actual total expenses for Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Europe Dynamic Fund’s net advisory fee for the Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second quintile of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for Class I shares of this Fund due to the limited number of funds in the Peer Group. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the International Equity Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the International Focus Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the International Hedged Equity Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Annual Financial Statements
J.P. Morgan Tax Aware Fund
October 31, 2024
JPMorgan Tax Aware Real Return Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.0% (a)
Alabama — 1.4%
Black Belt Energy Gas District, Gas Project Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,350
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2035	1,000	1,093
Series 2024, Rev., 5.00%, 10/1/2038	2,000	2,165
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,021
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,000	991
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (b)	1,000	1,077
Total Alabama		7,697
Alaska — 0.1%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	3,000	391
Arizona — 2.7%
Arizona Board of Regents, Stimulus Plan For Economic and Educational Development Series 2024, Rev., 5.00%, 8/1/2043	1,060	1,164
Arizona Industrial Development Authority, Academic of Math and Science Projects
Rev., 5.00%, 7/1/2038 (c)	250	255
Rev., 5.25%, 7/1/2043 (c)	250	255
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024 A, Rev., 5.00%, 11/1/2029	1,000	1,075
City of Phoenix Civic Improvement Corp., Senior Lien, Rev., AMT, 5.00%, 7/1/2030	1,475	1,549
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	500	504
Maricopa County Industrial Development Authority, Valley Christian School Project Series 2023A, Rev., 6.25%, 7/1/2053 (c)	1,900	1,944
Maricopa County Unified School District No. 60 Higley
COP, AGM, 5.00%, 6/1/2037	170	186
COP, AGM, 5.00%, 6/1/2038	250	272
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2040	1,750	1,927
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Pinal County Electric District No. 3, Rev., 4.00%, 7/1/2034	150	151
Salt Verde Financial Corp. Series 2007-1, Rev., 5.00%, 12/1/2032	5,615	6,035
Total Arizona		15,317
Arkansas — 0.5%
City of Fort Smith, Water and Sewer, Rev., 5.00%, 10/1/2027	1,305	1,371
County of Pulaski, Arkansas Children's Hospital, Rev., 5.00%, 3/1/2037	500	550
University of Arkansas, Various Facilities Fayetteville Campus Series 2024 A, Rev., 5.00%, 11/1/2049	1,000	1,066
Total Arkansas		2,987
California — 4.3%
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	4,400	4,438
California County Tobacco Securitization Agency Series 2006 A, Rev., Zero Coupon, 6/1/2046	2,000	537
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2036	3,750	4,110
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (c)	2,200	2,267
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2036 (c)	500	541
California Statewide Communities Development Authority Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	2,500	2,752
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	5,000	541
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2015A, Rev., 5.00%, 6/1/2025 (d)	4,950	5,004
Southern California Public Power Authority Series 2024-1, Rev., 5.00%, 7/1/2044	3,325	3,708
Vista Unified School District Series 2022B, GO, 5.00%, 8/1/2033	365	421
Total California		24,319
Colorado — 1.4%
City and County of Denver, Airport System
Series 2022D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,544
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	2,500	2,749
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Tax Aware Fund	1

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,000	963
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	500	513
Jefferson County School District R-1, GO, 5.00%, 12/15/2035	515	548
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.50%, 12/1/2037	825	726
Total Colorado		8,043
Connecticut — 0.9%
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (c)	1,000	974
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2022A, Rev., 5.00%, 7/1/2031	1,250	1,397
Series 2022B, Rev., 5.00%, 7/1/2031	2,500	2,794
Total Connecticut		5,165
District of Columbia — 0.5%
District of Columbia Series 2024A, GO, 5.00%, 8/1/2049	2,415	2,606
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	285
Total District of Columbia		2,891
Florida — 3.1%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (c)	175	137
City of Jacksonville
Series 2024, Rev., 5.00%, 10/1/2027	1,000	1,061
Series 2024, Rev., 5.00%, 10/1/2030	1,460	1,619
Series 2024, Rev., 5.00%, 10/1/2049	2,000	2,147
City of Melbourne Water and Sewer Series 2023, Rev., 5.00%, 11/15/2039	2,355	2,621
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	500	516
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	1,000
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project, Rev., 5.25%, 6/15/2029 (c)	100	101
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024C, Rev., 5.00%, 11/15/2029	1,000	1,092
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
JEA Electric System Series 2017 B, Rev., 5.00%, 10/1/2031	4,000	4,178
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	1,000	1,077
Palm Beach County School District, COP, 5.00%, 8/1/2036	1,000	1,121
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2024A, Rev., 5.25%, 10/1/2054	1,000	1,114
Total Florida		17,784
Georgia — 3.6%
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2040	2,920	3,262
City of Atlanta Series 2021B, Rev., 4.00%, 7/1/2040	1,850	1,852
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	500	501
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (b)	1,250	1,259
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project
Rev., RAN, 5.00%, 10/15/2030	1,000	1,090
Rev., RAN, 5.00%, 10/15/2034	1,000	1,116
Main Street Natural Gas, Inc., Gas Supply
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	1,000	1,060
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,300	1,381
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	1,355	1,455
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (b)	3,445	3,662
Municipal Electric Authority of Georgia Project Series 2024A, Rev., 5.25%, 1/1/2044	1,200	1,319
Rome Building Authority, Rome City School Project
Series 2023, Rev., 5.00%, 3/1/2037	600	673
Series 2023, Rev., 5.00%, 3/1/2038	1,375	1,537
Series 2023, Rev., 5.00%, 3/1/2039	185	206
Total Georgia		20,373
Illinois — 6.0%
Chicago Midway International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2030	4,000	4,257
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2026	1,000	1,021
Series 2024 B, Rev., 5.50%, 1/1/2059	1,000	1,096
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Tax Aware Fund	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Chicago O'Hare International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2033	4,310	4,665
City of Chicago, Second Lien Waterworks Project, Rev., 5.00%, 12/23/2024	1,000	1,002
Cook County Community Consolidated School District No. 15 Palatine, GO, 5.00%, 12/1/2038	205	223
Illinois Finance Authority, University of Chicago Series 2024 A, Rev., 5.00%, 4/1/2034	5,000	5,694
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	985	1,071
Illinois State Toll Highway Authority Series 2023A, Rev., 5.00%, 1/1/2042	1,000	1,092
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,075
Series 2022A, GO, 5.00%, 3/1/2033	6,000	6,558
Series 2024B, GO, 5.25%, 5/1/2047	1,000	1,073
Series 2024B, GO, 5.25%, 5/1/2048	1,000	1,071
Total Illinois		33,898
Indiana — 1.8%
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (c)	200	164
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project, Rev., 5.00%, 2/1/2026	1,000	1,001
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 7/15/2026	700	723
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2043	425	439
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	2,000	2,027
Indianapolis Local Public Improvement Bond Bank Series 2024E, Rev., 5.00%, 2/1/2028	1,600	1,705
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2025	4,050	4,060
Total Indiana		10,119
Iowa — 0.0% ^
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	1,250	188
Kansas — 0.0% ^
City of Wichita Series 2016B, Rev., 4.00%, 10/1/2026	125	127
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — 1.4%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	739
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	2,400	2,399
Kentucky Public Energy Authority Series 2024B, Rev., 5.00%, 8/1/2032 (b)	3,500	3,752
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	1,000	1,096
Total Kentucky		7,986
Louisiana — 2.4%
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (b)	5,500	5,537
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (d)	8,000	8,041
Total Louisiana		13,578
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority Series 2023A, Rev., AGM, 5.00%, 7/1/2026	200	206
Maryland — 0.5%
County of Montgomery Series 2022A, GO, 5.00%, 8/1/2026	1,020	1,057
Maryland Stadium Authority, Build to Learn Series 2024, Rev., 5.25%, 6/1/2051	1,000	1,095
State of Maryland Series 2021-A, GO, 4.00%, 8/1/2036	490	506
Total Maryland		2,658
Massachusetts — 3.1%
Commonwealth of Massachusetts
Series 2018B, GO, 5.00%, 1/1/2030	1,415	1,508
Series 2022 E, GO, 5.00%, 11/1/2049	3,030	3,233
Commonwealth of Massachusetts Transportation Fund Series 2015 A, Rev., 5.00%, 6/1/2028	1,000	1,012
Massachusetts Clean Water Trust (The) Series 25B, Rev., 5.00%, 2/1/2039	250	281
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.25%, 7/1/2048	1,000	1,072
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Tax Aware Fund	3

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Series 2023G, Rev., 4.38%, 7/1/2052	700	674
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-1, Rev., VRDO, LOC : TD Bank NA, 1.40%, 11/1/2024 (b)	10,000	10,000
Total Massachusetts		17,780
Michigan — 0.1%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	425
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	125	125
Total Michigan		550
Minnesota — 0.7%
Chisholm Independent School District No. 695 Series 2023A, GO, Zero Coupon, 2/1/2039	600	319
County of Hennepin Series 2018 A, GO, 5.00%, 12/1/2029	1,010	1,078
Minnesota Higher Education Facilities Authority, University of St. Thomas Series 2022A, Rev., 5.00%, 10/1/2025	170	172
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000	1,124
Minnesota Municipal Gas Agency Series Subseries,2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,469
Total Minnesota		4,162
Missouri — 0.9%
Curators of the University of Missouri (The) Series 2024, Rev., 5.00%, 11/1/2030	1,000	1,117
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024 A-1, Rev., 5.00%, 6/1/2054 (c)	575	557
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	985	1,067
Missouri Joint Municipal Electric Utility Commission, Plum Point Project Series 2024, Rev., 5.00%, 1/1/2028	1,000	1,061
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	1,000	1,014
Total Missouri		4,816
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — 0.2%
Nebraska Public Power District Series C, Rev., 5.00%, 1/1/2029	1,040	1,061
Nevada — 0.5%
County of Clark, Nevada Improvement District No. 158, 5.00%, 8/1/2034	10	11
State of Nevada, Capital Improvement and Cultural Affairs Series 2015B, GO, 5.00%, 11/1/2026	2,500	2,525
Total Nevada		2,536
New Jersey — 2.0%
Camden County Improvement Authority (The), Camden Prep High School Project, Rev., 5.00%, 7/15/2042 (c)	585	595
New Jersey Economic Development Authority, School Facilities Construction Series 2023RRR, Rev., 5.00%, 3/1/2026	4,500	4,597
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2024 AA, Rev., 5.25%, 6/15/2041	1,000	1,122
Tobacco Settlement Financing Corp. Series 2018 A, Rev., 5.00%, 6/1/2034	5,000	5,216
Total New Jersey		11,530
New Mexico — 0.7%
City of Farmington, San Juan Project Series 2010 B, Rev., 3.88%, 6/1/2029 (b)	1,250	1,271
Loving Municipal School District No. 10
GO, 5.00%, 9/15/2025 (d)	300	305
GO, 5.00%, 9/15/2025	1,090	1,106
GO, 5.00%, 9/15/2026	360	372
GO, 5.00%, 9/15/2027	340	358
GO, 5.00%, 9/15/2028	300	316
Total New Mexico		3,728
New York — 15.3%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2030	510	545
Rev., 5.00%, 7/1/2034	210	224
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,006
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 1.50%, 11/1/2024 (b)	2,500	2,500
City of New York, Fiscal Year 2021
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,091
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Tax Aware Fund	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,175
City of Oneida, GO, BAN, 4.50%, 3/28/2025	4,800	4,823
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,007
Hudson Yards Infrastructure Corp., Second Indenture Series 2017 A, Rev., 5.00%, 2/15/2031	1,500	1,565
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	2,500	2,442
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	2,750	2,671
Metropolitan Transportation Authority Series C-1, Rev., 5.25%, 11/15/2028	5,000	5,090
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024 Series 2024, Subseries BB-2, Rev., 5.25%, 6/15/2047	2,000	2,197
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 5.00%, 11/1/2025	900	918
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	600	610
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023D, Subseries D-1, Rev., 5.00%, 11/1/2046	10,000	10,670
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2050	1,500	1,632
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,088
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	986
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2035	3,000	3,416
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2048	3,000	3,227
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., AGM - CR, Zero Coupon, 11/15/2049	8,770	2,708
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,000	772
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	354
New York Power Authority Series 2020A, Rev., 4.00%, 11/15/2045	2,250	2,219
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, Cornell University Series 2024A, Rev., 5.50%, 7/1/2054	1,500	1,688
New York State Dormitory Authority, Langone Hospitals Series 2024A, Rev., 5.00%, 7/1/2031	1,000	1,125
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2024A, Rev., 4.00%, 5/1/2054	1,000	934
Series 2024A, Rev., 5.25%, 5/1/2054	1,000	1,081
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2031	400	437
Series 2024 A, Rev., 5.25%, 5/1/2039	500	550
New York State Dormitory Authority, Personal Income Tax, General Purpose Series 2017A, Rev., 4.00%, 2/15/2034	1,000	1,010
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021 E, Rev., 4.00%, 3/15/2042	2,000	1,972
Series 2020A, Rev., 4.00%, 3/15/2047	1,930	1,900
New York State Environmental Facilities Corp.
Series 2022B, Rev., 5.00%, 9/15/2031	300	341
Series 2022B, Rev., 5.00%, 9/15/2032	400	460
Series 2022B, Rev., 5.00%, 9/15/2033	565	645
Series 2022B, Rev., 5.00%, 9/15/2035	1,000	1,132
Series 2022B, Rev., 5.00%, 9/15/2036	950	1,070
Series 2022B, Rev., 5.00%, 9/15/2037	635	713
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000	1,116
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	3,500	3,628
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,000	1,027
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	1,200	1,233
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,007
Port Authority of New York and New Jersey, Consolidated Series 245, Rev., 5.00%, 9/1/2049	2,000	2,158
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	2,000	2,014
Triborough Bridge and Tunnel Authority Series 2024B, Subseries B-1, Rev., 5.25%, 5/15/2054	1,000	1,090
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Tax Aware Fund	5

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024C, Rev., 5.00%, 11/15/2035	1,000	1,149
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (c)	1,000	1,019
Total New York		86,435
North Carolina — 0.9%
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	1,285	1,328
County of Wake, GO, 5.00%, 4/1/2028	1,315	1,415
North Carolina Housing Finance Agency, Homeownership
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	991
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000	1,095
Total North Carolina		4,829
North Dakota — 0.0% ^
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	238
Ohio — 3.5%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, Rev., 5.00%, 11/15/2029	650	710
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	2,000	1,806
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	5,655	524
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.25%, 9/1/2049	1,250	1,322
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,140	2,181
North Ridgeville City School District
Series 2024, GO, 5.25%, 12/1/2054	1,000	1,052
Series 2024, GO, 4.50%, 12/1/2061	1,335	1,334
Northeast Ohio Regional Sewer District, Wastewater Improvement Series 2024, Rev., 5.00%, 11/15/2045	1,385	1,513
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	1,250	1,238
Ohio Water Development Authority, Drinking Water Assistance Series 2024 A, Rev., 5.00%, 12/1/2043	1,000	1,108
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2021A, Rev., 4.00%, 12/1/2041	1,195	1,205
Series 2024A, Rev., 5.00%, 12/1/2043	1,400	1,551
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2040	760	831
State of Ohio Series Y, GO, 5.00%, 5/1/2038	1,000	1,128
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049	2,000	2,171
Total Ohio		19,674
Oklahoma — 0.8%
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	1,350	1,511
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,035
Oklahoma Water Resources Board, State Loan Program Series 2023 C, Rev., 5.00%, 10/1/2037	810	919
Total Oklahoma		4,465
Oregon — 2.8%
City of Portland, Second Lien Sewer System Series 2014B, Rev., 4.00%, 10/1/2036	2,180	2,181
Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza, Inc. Series 2021B1, Rev., 1.20%, 6/1/2028	800	727
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	2,500	1,586
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 1.70%, 11/1/2024 (b)	10,000	10,000
Washington and Multnomah Counties School District No. 48J Beaverton Series B, GO, 5.00%, 6/15/2025	1,455	1,471
Total Oregon		15,965
Pennsylvania — 5.2%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2043	1,500	1,645
Allegheny County Sanitary Authority, Sewer Series 2024, Rev., 5.00%, 12/1/2028	1,000	1,082
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	630	635
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Tax Aware Fund	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 6/1/2026	380	390
Rev., 5.00%, 6/1/2027	500	524
Rev., 5.00%, 6/1/2028	880	937
Rev., 5.00%, 6/1/2029	380	404
Commonwealth of Pennsylvania
Series 2024-1, GO, 4.00%, 8/15/2042	1,695	1,691
Series 2024-1, GO, 4.00%, 8/15/2043	1,815	1,798
Health Care Facilities Authority of Sayre, Guthrie Clinic (The), Rev., (3-MONTH CME TERM SOFR + 0.78%), 4.34%, 12/1/2024 (e)	500	500
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	2,900	2,959
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,000	981
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, AGM, 5.00%, 12/31/2057	1,695	1,752
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054 (f)	2,250	2,171
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,106
Pennsylvania Turnpike Commission
Series 2016 A-3, Rev., 5.00%, 12/1/2027	1,445	1,503
Series 2024-1, Rev., 5.00%, 12/1/2043	5,000	5,503
Pennsylvania Turnpike Commission, Subordinate Series 2024-1, Rev., 5.00%, 6/1/2031	1,285	1,428
Philadelphia Authority for Industrial Development, Holy Family University, Rev., 5.00%, 9/1/2029	675	706
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2026	1,500	1,550
Total Pennsylvania		29,265
Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2027	3,000	2,703
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	833
Series A-1, Rev., 4.75%, 7/1/2053	1,500	1,487
Total Puerto Rico		5,023
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — 0.6%
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Rev., 5.00%, 5/15/2037	875	950
Rev., 5.00%, 5/15/2041	1,000	1,066
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,500	1,503
Total Rhode Island		3,519
South Carolina — 0.4%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2030	1,250	1,391
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	1,000	1,002
Total South Carolina		2,393
Tennessee — 5.0%
City of Clarksville Series 2021A, Rev., 4.00%, 2/1/2051	2,000	1,900
City of Murfreesboro, GO, 5.00%, 6/1/2029	725	795
County of Sumner Series 2021, GO, 5.00%, 6/1/2025	1,750	1,769
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	500	539
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,216
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2024A, Rev., 5.00%, 7/1/2029	2,000	2,167
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,674
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,483
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (b)	1,110	1,178
Series 2024 A, Rev., 5.25%, 9/1/2034	2,960	3,291
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	7,265	7,325
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	4,685	4,871
Total Tennessee		28,208
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Tax Aware Fund	7

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — 8.7%
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2042	500	541
GO, PSF-GTD, 5.00%, 2/15/2043	2,600	2,804
GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,133
Bryan Independent School District, GO, PSF-GTD, 4.00%, 2/15/2032	1,000	1,042
Central Texas Turnpike System, First Tier Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	1,000	1,068
Central Texas Turnpike System, Second Tier
Series 2024 C, Rev., 5.00%, 8/15/2032	2,000	2,234
Series 2024 C, Rev., 5.00%, 8/15/2034	1,250	1,409
City of Austin, Airport System, Rev., AMT, 5.00%, 11/15/2034	1,500	1,605
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (d)	5,550	6,654
City of Mesquite, Waterworks and Sewer System, Rev., 5.00%, 3/1/2035	1,000	1,090
City of Round Rock, GO, 5.00%, 8/15/2027	1,240	1,310
City of San Antonio Electric and Gas Systems Series 2024 B, Rev., 5.00%, 2/1/2039	1,000	1,106
County of Fort Bend Toll Road, Senior Lien Series 2024, Rev., AGM, 5.00%, 3/1/2039	1,000	1,107
County of Tarrant, GO, 5.00%, 7/15/2033	500	558
Crandall Independent School District, Unlimited Tax
GO, PSF-GTD, 4.25%, 2/1/2053	500	499
GO, PSF-GTD, 5.25%, 2/1/2053	500	538
Irving Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2036	2,065	2,304
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2037	1,000	1,110
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	1,000	1,097
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2037	3,750	4,128
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2019 A, Rev., 5.00%, 5/15/2029	1,050	1,137
Series 2021, Rev., 5.00%, 5/15/2029	1,145	1,240
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	958
McKinney Independent School District, GO, PSF-GTD, 5.00%, 2/15/2033	2,650	2,924
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project, Rev., 4.00%, 1/1/2037	100	84
North Texas Tollway Authority, First Tier Series 2023 A, Rev., 5.00%, 1/1/2026	1,000	1,022
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
North Texas Tollway Authority, Second Tier Series 2024B, Rev., 5.00%, 1/1/2030	1,000	1,094
Pearland Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2026	2,000	2,051
State of Texas, Transportation Commission Mobility Fund Series 2024, GO, 5.00%, 10/1/2027	1,000	1,063
Taylor Independent School District, GO, PSF-GTD, 5.00%, 2/15/2026 (d)	1,150	1,181
Texas Water Development Board, State Water Implementation Fund
Series 2019 A, Rev., 5.00%, 10/15/2026	1,000	1,041
Series 2018B, Rev., 5.00%, 10/15/2029	1,000	1,077
Trinity River Authority, Walker-Calloway System, Rev., 5.00%, 2/1/2031	220	231
Total Texas		49,440
Utah — 0.4%
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (c)	805	821
Utah Housing Corp. Series 2024 I, Rev., GNMA/FNMA/FHLMC, 6.25%, 7/1/2055 (f)	1,000	1,122
Total Utah		1,943
Virginia — 1.3%
Henrico County Economic Development Authority, Westminster-Canterbury Corp., Rev., 4.00%, 10/1/2040	330	320
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	1,485	1,488
Virginia Public School Authority, Prince William County Series 2023, Rev., 4.25%, 10/1/2039	5,525	5,722
Total Virginia		7,530
Washington — 4.3%
King County School District No. 403 Renton, Unlimited Tax, GO, 4.00%, 12/1/2039	4,610	4,686
Port of Seattle, Intermediate Lien Series B, Rev., 5.00%, 11/12/2024	4,750	4,752
State of Washington Motor Vehicle Fuel Tax Series 2024 B, GO, 5.00%, 6/1/2045	2,000	2,170
State of Washington, Various Purpose
Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,456
Series 2023C, GO, 5.00%, 6/1/2041	2,000	2,199
Series 2022C, GO, 5.00%, 2/1/2042	2,000	2,165
Series 2024 A, GO, 5.00%, 8/1/2046	2,000	2,159
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Tax Aware Fund	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission, Bitter Lake Village Associates 1 LP, Rev., VRDO, LOC : FNMA, 3.27%, 11/9/2024 (b)	250	250
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (c)	1,415	1,412
Total Washington		24,249
Wisconsin — 2.1%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	130	116
Public Finance Authority, Carmelite System, Inc. (The), Rev., 3.25%, 1/1/2029	860	830
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.25%, 7/1/2033	500	557
State of Wisconsin Series 2021A, GO, 5.00%, 5/1/2036	3,470	3,665
University of Wisconsin Hospitals and Clinics Series 2024B, Rev., 5.00%, 10/1/2031 (b)	1,000	1,100
Wisconsin Department of Transportation Series 2017-1, Rev., 5.00%, 7/1/2025	2,000	2,024
Wisconsin Health and Educational Facilities Authority, Marquette University, Rev., 5.00%, 10/1/2032	400	428
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 11/1/2024 (b)	2,200	2,200
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	995	1,081
Total Wisconsin		12,001
Total Municipal Bonds (Cost $509,609)		515,067
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.6%
Investment Companies — 6.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.38% (g) (h) (Cost $37,413)	37,412	37,415
Total Investments — 97.6% (Cost $547,022)		552,482
Other Assets in Excess of Liabilities — 2.4%		13,356
NET ASSETS — 100.0%		565,838

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CME	Chicago Mercantile Exchange
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of October 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of October 31, 2024.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Tax Aware Fund	9

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of October 31, 2024.
Futures contracts outstanding as of October 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	88	12/19/2024	USD	9,721	(18)
Short Contracts
U.S. Treasury 5 Year Note	(3)	12/31/2024	USD	(322)	5
					(13)

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of October 31, 2024 (amounts in thousands):

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.20% at termination	Receive	8/7/2029	USD115,717	39	1,325	1,364
CPI-U at termination	2.27% at termination	Receive	8/19/2029	USD13,682	—	122	122
CPI-U at termination	2.28% at termination	Receive	9/9/2034	USD37,226	(18)	702	684
CPI-U at termination	2.30% at termination	Receive	10/9/2025	USD29,683	(59)	54	(5)
CPI-U at termination	2.31% at termination	Receive	8/7/2034	USD48,380	(14)	723	709
CPI-U at termination	2.34% at termination	Receive	8/19/2034	USD18,786	—	231	231
CPI-U at termination	2.37% at termination	Receive	10/8/2029	USD6,400	—	36	36
CPI-U at termination	2.39% at termination	Receive	8/2/2029	USD11,391	—	33	33
CPI-U at termination	2.41% at termination	Receive	10/2/2034	USD2,891	—	22	22
CPI-U at termination	2.49% at termination	Receive	10/28/2034	USD1,958	(1)	3	2
					(53)	3,251	3,198
CPI-U at termination	2.43% at termination	Receive	6/28/2029	USD12,601	—	(5)	(5)
CPI-U at termination	2.52% at termination	Receive	5/21/2029	USD10,017	—	(38)	(38)
					—	(43)	(43)
					(53)	3,208	3,155

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at October 31, 2024 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.16%
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Tax Aware Fund	October 31, 2024

STATEMENT OF ASSETS AND LIABILITIES
AS OF October 31, 2024
(Amounts in thousands, except per share amounts)

JPMorgan Tax Aware Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$515,067
Investments in affiliates, at value	37,415
Deposits at broker for futures contracts	204
Deposits at broker for centrally cleared swaps	9,477
Receivables:
Investment securities sold — delayed delivery securities	5
Fund shares sold	899
Interest from non-affiliates	6,584
Dividends from affiliates	113
Variation margin on centrally cleared swaps	111
Total Assets	569,875
LIABILITIES:
Payables:
Due to custodian	— (a)
Investment securities purchased — delayed delivery securities	3,285
Fund shares redeemed	427
Variation margin on futures contracts	20
Accrued liabilities:
Investment advisory fees	127
Administration fees	10
Distribution fees	23
Service fees	41
Custodian and accounting fees	29
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	75
Total Liabilities	4,037
Net Assets	$565,838

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Tax Aware Fund	11

STATEMENT OF ASSETS AND LIABILITIES
AS OF October 31, 2024 (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Tax Aware Real Return Fund
NET ASSETS:
Paid-in-Capital	$681,020
Total distributable earnings (loss)	(115,182)
Total Net Assets	$565,838
Net Assets:
Class A	$97,166
Class C	3,971
Class I	373,646
Class R6	91,055
Total	$565,838
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,360
Class C	424
Class I	39,724
Class R6	9,687
Net Asset Value (a):
Class A — Redemption price per share	$9.38
Class C — Offering price per share (b)	9.36
Class I — Offering and redemption price per share	9.41
Class R6 — Offering and redemption price per share	9.40
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.75
Cost of investments in non-affiliates	$509,609
Cost of investments in affiliates	37,413
Net upfront receipts on centrally cleared swaps	(53)

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Tax Aware Fund	October 31, 2024

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

JPMorgan Tax Aware Real Return Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$19,050
Interest income from affiliates	— (a)
Dividend income from affiliates	1,165
Total investment income	20,215
EXPENSES:
Investment advisory fees	1,865
Administration fees	400
Distribution fees:
Class A	231
Class C	33
Service fees:
Class A	231
Class C	11
Class I	835
Custodian and accounting fees	174
Interest expense to affiliates	2
Professional fees	104
Trustees’ and Chief Compliance Officer’s fees	27
Printing and mailing costs	55
Registration and filing fees	94
Transfer agency fees	10
Other	19
Total expenses	4,091
Less fees waived	(1,569)
Less expense reimbursements	— (a)
Net expenses	2,522
Net investment income (loss)	17,693

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Tax Aware Fund	13

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024 (continued)
(Amounts in thousands)
JPMorgan Tax Aware Real Return Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(5,697)
Investments in affiliates	1
Futures contracts	1,213
Swaps	(5,645)
Net realized gain (loss)	(10,128)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	31,835
Investments in affiliates	2
Futures contracts	107
Swaps	1,760
Change in net unrealized appreciation/depreciation	33,704
Net realized/unrealized gains (losses)	23,576
Change in net assets resulting from operations	$41,269
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Tax Aware Fund	October 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Tax Aware Real Return Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$17,693	$16,914
Net realized gain (loss)	(10,128)	(13,611)
Distributions of capital gains received from investment company affiliates	—	2
Change in net unrealized appreciation/depreciation	33,704	7,531
Change in net assets resulting from operations	41,269	10,836
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,895)	(2,668)
Class C	(116)	(118)
Class I	(11,274)	(11,408)
Class R6	(3,540)	(2,501)
Total distributions to shareholders	(17,825)	(16,695)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	35,229	(49,799)
NET ASSETS:
Change in net assets	58,673	(55,658)
Beginning of period	507,165	562,823
End of period	$565,838	$507,165
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Tax Aware Fund	15

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Aware Real Return Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$25,403	$41,422
Distributions reinvested	2,728	2,473
Cost of shares redeemed	(25,115)	(29,525)
Change in net assets resulting from Class A capital transactions	3,016	14,370
Class C
Proceeds from shares issued	784	1,331
Distributions reinvested	97	105
Cost of shares redeemed	(1,623)	(3,113)
Change in net assets resulting from Class C capital transactions	(742)	(1,677)
Class I
Proceeds from shares issued	197,930	221,642
Distributions reinvested	9,354	7,499
Cost of shares redeemed	(154,658)	(335,369)
Change in net assets resulting from Class I capital transactions	52,626	(106,228)
Class R6
Proceeds from shares issued	20,398	111,066
Distributions reinvested	1,093	1,137
Cost of shares redeemed	(41,162)	(68,467)
Change in net assets resulting from Class R6 capital transactions	(19,671)	43,736
Total change in net assets resulting from capital transactions	$35,229	$(49,799)
SHARE TRANSACTIONS:
Class A
Issued	2,696	4,463
Reinvested	290	267
Redeemed	(2,676)	(3,183)
Change in Class A Shares	310	1,547
Class C
Issued	83	144
Reinvested	11	11
Redeemed	(173)	(336)
Change in Class C Shares	(79)	(181)
Class I
Issued	20,971	23,771
Reinvested	993	807
Redeemed	(16,453)	(36,041)
Change in Class I Shares	5,511	(11,463)
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Tax Aware Fund	October 31, 2024

	JPMorgan Tax Aware Real Return Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class R6
Issued	2,165	11,932
Reinvested	116	123
Redeemed	(4,371)	(7,389)
Change in Class R6 Shares	(2,090)	4,666
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Tax Aware Fund	17

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Tax Aware Real Return Fund
Class A
Year Ended October 31, 2024	$8.95	$0.29	$0.44	$0.73	$(0.30)
Year Ended October 31, 2023	9.06	0.26	(0.11)	0.15	(0.26)
Year Ended October 31, 2022	9.94	0.14	(0.88)	(0.74)	(0.14)
Year Ended October 31, 2021	9.11	0.13	0.84	0.97	(0.14)
Year Ended October 31, 2020	9.25	0.18	(0.13)	0.05	(0.19)
Class C
Year Ended October 31, 2024	8.93	0.24	0.44	0.68	(0.25)
Year Ended October 31, 2023	9.04	0.21	(0.11)	0.10	(0.21)
Year Ended October 31, 2022	9.92	0.09	(0.87)	(0.78)	(0.10)
Year Ended October 31, 2021	9.09	0.08	0.84	0.92	(0.09)
Year Ended October 31, 2020	9.23	0.14	(0.14)	— (d)	(0.14)
Class I
Year Ended October 31, 2024	8.98	0.32	0.43	0.75	(0.32)
Year Ended October 31, 2023	9.09	0.29	(0.12)	0.17	(0.28)
Year Ended October 31, 2022	9.97	0.17	(0.88)	(0.71)	(0.17)
Year Ended October 31, 2021	9.13	0.16	0.84	1.00	(0.16)
Year Ended October 31, 2020	9.27	0.20	(0.13)	0.07	(0.21)
Class R6
Year Ended October 31, 2024	8.97	0.33	0.43	0.76	(0.33)
Year Ended October 31, 2023	9.08	0.30	(0.12)	0.18	(0.29)
Year Ended October 31, 2022	9.96	0.18	(0.88)	(0.70)	(0.18)
Year Ended October 31, 2021	9.13	0.17	0.83	1.00	(0.17)
Year Ended October 31, 2020	9.27	0.23	(0.15)	0.08	(0.22)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Tax Aware Fund	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.38	8.15%	$97,166	0.69%	3.10%	1.02%	74%
8.95	1.60	89,954	0.69	2.83	1.01	60
9.06	(7.46)	77,066	0.74	1.48	1.00	68
9.94	10.68	97,845	0.75	1.33	1.01	7
9.11	0.57	35,094	0.75	1.96	1.01	12

9.36	7.62	3,971	1.19	2.60	1.54	74
8.93	1.08	4,493	1.19	2.31	1.52	60
9.04	(7.93)	6,183	1.24	0.98	1.50	68
9.92	10.17	7,095	1.25	0.84	1.51	7
9.09	0.04	2,859	1.25	1.50	1.51	12

9.41	8.39	373,646	0.44	3.35	0.77	74
8.98	1.84	307,086	0.44	3.06	0.75	60
9.09	(7.20)	415,000	0.49	1.74	0.75	68
9.97	11.04	429,314	0.50	1.61	0.76	7
9.13	0.82	214,709	0.50	2.24	0.75	12

9.40	8.51	91,055	0.34	3.45	0.52	74
8.97	1.95	105,632	0.34	3.20	0.51	60
9.08	(7.11)	64,574	0.39	1.90	0.50	68
9.96	11.04	31,580	0.40	1.76	0.51	7
9.13	0.92	22,231	0.40	2.48	0.49	12

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Tax Aware Fund	19

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Tax Aware Real Return Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of the Fund is to seek to maximize after-tax inflation protected return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.

20	J.P. Morgan Tax Aware Fund	October 31, 2024

Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$515,067	$—	$515,067
Short-Term Investments
Investment Companies	37,415	—	—	37,415
Total Investments in Securities	$37,415	$515,067	$—	$552,482
Appreciation in Other Financial Instruments
Futures Contracts	$5	$—	$—	$5
Swaps	—	3,251	—	3,251
Depreciation in Other Financial Instruments
Futures Contracts	(18)	—	—	(18)
Swaps	—	(43)	—	(43)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(13)	$3,208	$—	$3,195
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of October 31, 2024, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of October 31, 2024, which are shown as a Receivable for Investment securities sold - delayed delivery securities and a Payable for Investment securities purchased - delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at October 31, 2024 are detailed on the SOI, if any.

October 31, 2024	J.P. Morgan Tax Aware Fund	21

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
D. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the year ended October 31, 2024.
E. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.38% (a) (b)	$35,872	$338,113	$336,573	$1	$2	$37,415	37,412	$1,165	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
F. Futures Contracts—The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures

22	J.P. Morgan Tax Aware Fund	October 31, 2024

contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Swaps—The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve) and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/ depreciation on swaps on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

October 31, 2024	J.P. Morgan Tax Aware Fund	23

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
(1) Summary of Derivatives Information—The following table presents the value of derivatives held as of October 31, 2024, by its primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$5
Swaps at Value (Assets) **	3,203
Unrealized Depreciation on Futures Contracts *	(18)
Swaps at Value (Liabilities) **	(48)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(13)
Swaps at Value **	3,155

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOI. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOI. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivatives on the Statement of Operations for the year ended October 31, 2024, by primary underlying risk exposure:
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$1,213
Swap Contracts	(5,061)
Credit Exposure Risk:
Swap Contracts	(584)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$107
Swap Contracts	1,855
Credit Exposure Risk:
Swap Contracts	(95)
Derivatives Volume
The table below discloses the volume of the Fund's futures contracts and swaps activity during the year ended October 31, 2024. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

Futures Contracts:
Average Notional Balance Long	$19,091
Average Notional Balance Short	(1,993)
Ending Notional Balance Long	9,721
Ending Notional Balance Short	(322)
Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance - Pays Fixed Rate	441,594
Ending Notional Balance - Pays Fixed Rate	308,732

24	J.P. Morgan Tax Aware Fund	October 31, 2024

Credit Default Swaps:
Average Notional Balance - Buy Protection	$2,296
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.
I. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the year ended October 31, 2024 are as follows:
	Class A	Class C	Class I	Class R6	Total
Transfer agency fees	$3	$1	$4	$2	$10
J. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of October 31, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years, remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$(29)	$29
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.35% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

October 31, 2024	J.P. Morgan Tax Aware Fund	25

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended October 31, 2024, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of each Fund do not charge a distribution fee. The Distribution Plan provides that Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended October 31, 2024, JPMDS retained the following:
Front-End Sales Charge	CDSC
$4	$—
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

26	J.P. Morgan Tax Aware Fund	October 31, 2024

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R6
0.70%	1.20%	0.45%	0.35%

The expense limitation agreements were in effect for the year ended October 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2025.
For the year ended October 31, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$528	$352	$648	$1,528
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended October 31, 2024 was $41.
JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the year ended October 31, 2024, the amount of this reimbursement was less than one thousand.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended October 31, 2024, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended October 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$384,899	$357,719
During the year ended October 31, 2024, there were no purchases or sales of U.S. Government securities.

October 31, 2024	J.P. Morgan Tax Aware Fund	27

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$546,962	$11,167	$2,505	$8,662
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
Ordinary Income*	Tax Exempt Income	Total Distributions Paid
$820	$17,005	$17,825

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
Ordinary Income*	Tax Exempt Income	Total Distributions Paid
$675	$16,020	$16,695

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of October 31, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
$(123,840)	$65	$8,662

As of October 31, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term	Long-Term
$94,906	$28,934
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended October 31, 2024.

28	J.P. Morgan Tax Aware Fund	October 31, 2024

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended October 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of October 31, 2024, the Fund had two individual shareholder and/or non-affiliated omnibus accounts, which owned 35.8% of the Fund’s outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund’s investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund invests primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer's ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers' ratings and the Fund's ability to collect principal and interest, in the event of an issuer's default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The Fund is subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of

October 31, 2024	J.P. Morgan Tax Aware Fund	29

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

30	J.P. Morgan Tax Aware Fund	October 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Tax Aware Real Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Tax Aware Real Return Fund (one of the funds constituting JPMorgan Trust I, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

October 31, 2024	J.P. Morgan Tax Aware Fund	31

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended October 31, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Tax Exempt Income
The Fund had $17,005, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended October 31, 2024.

32	J.P. Morgan Tax Aware Fund	October 31, 2024

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. October 2024.
AN-TA-1024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year, and at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmarks, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Fund for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented contractual expense limitations and fee waivers (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds’ selected shares classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge methodology for selecting mutual funds in the Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Group for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Fund’s performance for Class A, Class I and Class R6 shares was in the fifth, first and first quintile of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Caps currently in place for the Fund, the net advisory fee rate and net expense ratio for each share class, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Fund’s net advisory fee and actual total expenses for Class A shares were both in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer
Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Annual Financial Statements
J.P. Morgan Funds
October 31, 2024
JPMorgan Global Allocation Fund
JPMorgan Income Builder Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 50.7%
Australia — 0.3%
Ampol Ltd.	1	16
ANZ Group Holdings Ltd.	11	232
APA Group	5	22
Aristocrat Leisure Ltd.	2	86
ASX Ltd. (a)	1	31
BHP Group Ltd.	19	533
BHP Group Ltd.	114	3,163
BlueScope Steel Ltd.	2	22
Brambles Ltd.	5	63
CAR Group Ltd.	1	33
Cochlear Ltd.	—	46
Coles Group Ltd.	5	58
Commonwealth Bank of Australia	6	590
Computershare Ltd.	2	35
Dexus, REIT	4	19
Endeavour Group Ltd.	6	18
Fortescue Ltd.	6	80
Glencore plc	39	206
Goodman Group, REIT	7	154
GPT Group (The), REIT	7	23
Insurance Australia Group Ltd.	9	44
Lottery Corp. Ltd. (The)	8	27
Macquarie Group Ltd.	1	208
Medibank Pvt Ltd.	10	24
Mineral Resources Ltd.	1	17
Mirvac Group, REIT	15	21
National Australia Bank Ltd.	12	296
Northern Star Resources Ltd.	4	50
Orica Ltd.	2	21
Origin Energy Ltd.	7	41
Pilbara Minerals Ltd. *	11	20
Pro Medicus Ltd.	—	28
Qantas Airways Ltd. *	3	16
QBE Insurance Group Ltd.	6	64
Ramsay Health Care Ltd.	1	18
REA Group Ltd.	—	30
Reece Ltd.	1	13
Rio Tinto Ltd.	1	110
Rio Tinto plc	4	275
Santos Ltd.	12	55
Scentre Group, REIT	20	45
SEEK Ltd.	1	22
Seven Group Holdings Ltd. (a)	1	21
Sonic Healthcare Ltd.	2	30
INVESTMENTS	SHARES (000)	VALUE ($000)

Australia — continued
South32 Ltd.	17	41
Stockland, REIT	9	31
Suncorp Group Ltd.	5	56
Telstra Group Ltd.	16	39
Transurban Group	12	97
Treasury Wine Estates Ltd.	3	23
Vicinity Ltd., REIT	15	21
Washington H Soul Pattinson & Co. Ltd. (a)	1	19
Wesfarmers Ltd.	4	189
Westpac Banking Corp.	13	275
WiseTech Global Ltd.	1	48
Woodside Energy Group Ltd.	7	113
Woolworths Group Ltd.	5	91
		7,969
Austria — 0.0% ^
Erste Group Bank AG	1	72
Mondi plc	2	26
OMV AG	1	23
Verbund AG	—	21
voestalpine AG	—	9
		151
Belgium — 0.1%
Ageas SA	1	31
Anheuser-Busch InBev SA	3	201
D'ieteren Group	—	18
Elia Group SA/NV	—	10
Groupe Bruxelles Lambert NV	—	23
KBC Group NV	37	2,714
Lotus Bakeries NV	—	26
Sofina SA	—	14
Syensqo SA	—	21
UCB SA	1	91
Warehouses De Pauw CVA, REIT	1	16
		3,165
Brazil — 0.3%
Atacadao SA *	268	345
B3 SA - Brasil Bolsa Balcao	248	456
Banco BTG Pactual SA	126	708
Banco do Brasil SA	225	1,025
Lojas Renner SA	177	570
MercadoLibre, Inc. *	—	666
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	1

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Brazil — continued
Petroleo Brasileiro SA (Preference)	231	1,434
Porto Seguro SA	75	491
Raia Drogasil SA	120	507
TIM SA	204	585
Yara International ASA	1	19
		6,806
Burkina Faso — 0.0% ^
Endeavour Mining plc	1	16
Canada — 0.3%
Alimentation Couche-Tard, Inc.	45	2,382
Canadian Pacific Kansas City Ltd.	23	1,751
Intact Financial Corp.	16	3,039
		7,172
Chile — 0.0% ^
Antofagasta plc	2	33
Banco Santander Chile	10,968	545
		578
China — 1.5%
Alibaba Group Holding Ltd.	269	3,287
Anjoy Foods Group Co. Ltd., Class A	36	429
BOC Hong Kong Holdings Ltd.	14	46
BYD Co. Ltd., Class H	19	668
China Construction Bank Corp., Class H	2,697	2,093
China Merchants Bank Co. Ltd., Class H	293	1,436
China Resources Gas Group Ltd.	171	659
China Yangtze Power Co. Ltd., Class A	275	1,063
Contemporary Amperex Technology Co. Ltd., Class A	5	184
Fuyao Glass Industry Group Co. Ltd., Class H (b)	149	1,056
Ganfeng Lithium Group Co. Ltd., Class A	67	318
H World Group Ltd.	157	577
Haier Smart Home Co. Ltd., Class H	272	986
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	111	435
Jiangsu Hengli Hydraulic Co. Ltd., Class A	59	432
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	68	449
Kanzhun Ltd., ADR	33	486
KE Holdings, Inc., ADR	19	425
Meituan * (b)	37	872
Midea Group Co. Ltd., Class A	103	1,036
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
NetEase, Inc.	65	1,039
NXP Semiconductors NV	—	99
PDD Holdings, Inc., ADR *	13	1,571
PICC Property & Casualty Co. Ltd., Class H	338	513
Ping An Insurance Group Co. of China Ltd., Class H	243	1,509
Prosus NV	5	226
Silergy Corp.	51	791
SITC International Holdings Co. Ltd.	5	14
Tencent Holdings Ltd.	259	13,489
Tingyi Cayman Islands Holding Corp.	282	411
Wharf Holdings Ltd. (The)	4	11
Wilmar International Ltd.	9	21
Wuliangye Yibin Co. Ltd., Class A	20	422
Xiaomi Corp., Class B * (b)	230	790
Yum China Holdings, Inc.	74	3,273
Yum China Holdings, Inc.	12	532
Zijin Mining Group Co. Ltd., Class H	314	669
ZTO Express Cayman, Inc.	21	474
		42,791
Denmark — 0.5%
AP Moller - Maersk A/S, Class A	—	17
AP Moller - Maersk A/S, Class B	—	27
Carlsberg A/S, Class B	—	40
Coloplast A/S, Class B	1	60
Danske Bank A/S	3	76
Demant A/S *	—	14
DSV A/S	1	169
Genmab A/S *	—	54
Novo Nordisk A/S, Class B	127	14,225
Novonesis (Novozymes) B	1	84
Orsted A/S * (b)	1	42
Pandora A/S	—	46
ROCKWOOL A/S, Class B	—	15
Tryg A/S	1	30
Vestas Wind Systems A/S *	4	73
Zealand Pharma A/S *	—	28
		15,000
Finland — 0.0% ^
Elisa OYJ	1	26
Fortum OYJ	2	25
Kesko OYJ, Class B	1	22
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Finland — continued
Kone OYJ, Class B	1	70
Metso OYJ	2	22
Neste OYJ	2	26
Nokia OYJ	20	95
Nordea Bank Abp	12	140
Orion OYJ, Class B	—	19
Sampo OYJ, Class A	2	84
Stora Enso OYJ, Class R	2	24
UPM-Kymmene OYJ	2	59
Wartsila OYJ Abp	2	36
		648
France — 3.0%
Accor SA	1	33
Aeroports de Paris SA	—	15
Air Liquide SA	20	3,604
Airbus SE	60	9,150
Alstom SA *	1	29
Amundi SA (b)	—	16
Arkema SA	—	19
AXA SA	7	258
BioMerieux	—	18
BNP Paribas SA	4	263
Bollore SE	3	17
Bouygues SA	1	23
Bureau Veritas SA	1	38
Capgemini SE	1	102
Carrefour SA	2	33
Cie de Saint-Gobain SA	2	155
Cie Generale des Etablissements Michelin SCA	73	2,454
Covivio SA, REIT	—	12
Credit Agricole SA	4	61
Danone SA	2	174
Dassault Aviation SA	—	15
Dassault Systemes SE	43	1,466
Edenred SE	1	31
Eiffage SA	—	26
Engie SA	7	116
EssilorLuxottica SA	1	264
Eurazeo SE	—	13
Gecina SA, REIT	—	18
Getlink SE	1	19
Hermes International SCA	—	273
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
Ipsen SA	—	17
Kering SA	—	70
Klepierre SA, REIT	1	26
La Francaise des Jeux SAEM (b)	—	17
Legrand SA	61	6,841
L'Oreal SA	1	341
LVMH Moet Hennessy Louis Vuitton SE	45	30,127
Orange SA	7	77
Pernod Ricard SA	47	5,913
Publicis Groupe SA	1	92
Renault SA	1	33
Rexel SA	1	23
Safran SA	63	14,208
Sartorius Stedim Biotech	—	22
SEB SA	—	10
Societe Generale SA	3	78
Sodexo SA	—	29
Teleperformance SE	—	21
Thales SA	—	58
TotalEnergies SE	8	512
Unibail-Rodamco-Westfield, REIT	1	36
Veolia Environnement SA	3	83
Vinci SA	66	7,353
Vivendi SE	3	29
		84,731
Germany — 1.3%
adidas AG	1	146
Allianz SE (Registered)	2	466
BASF SE	3	164
Bayer AG (Registered)	4	100
Bayerische Motoren Werke AG	1	95
Bayerische Motoren Werke AG (Preference)	—	16
Bechtle AG	—	10
Beiersdorf AG	—	51
Brenntag SE	1	32
Carl Zeiss Meditec AG (a)	—	9
Commerzbank AG	4	67
Continental AG	—	26
Covestro AG * (b)	1	45
CTS Eventim AG & Co. KGaA	—	25
Daimler Truck Holding AG	2	77
Deutsche Bank AG (Registered)	7	122
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	3

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Deutsche Boerse AG	41	9,493
Deutsche Lufthansa AG (Registered) (a)	2	15
Deutsche Post AG	4	155
Deutsche Telekom AG (Registered)	85	2,558
Dr Ing hc F Porsche AG (Preference) (b)	—	30
E.ON SE	548	7,398
Evonik Industries AG	1	21
Fresenius Medical Care AG	1	30
Fresenius SE & Co. KGaA *	2	58
GEA Group AG	1	29
Hannover Rueck SE	—	60
Heidelberg Materials AG	1	56
Henkel AG & Co. KGaA	—	31
Henkel AG & Co. KGaA (Preference)	1	55
Infineon Technologies AG	5	156
Knorr-Bremse AG	—	22
LEG Immobilien SE	—	27
Mercedes-Benz Group AG	3	172
Merck KGaA	1	81
MTU Aero Engines AG	—	67
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	24	12,345
Nemetschek SE	—	24
Porsche Automobil Holding SE (Preference)	1	24
Puma SE	—	18
Rational AG	—	19
Rheinmetall AG	—	85
RWE AG	2	77
SAP SE	4	921
Sartorius AG (Preference) (a)	—	26
Scout24 SE (b)	—	25
Siemens AG (Registered)	3	559
Siemens Energy AG *	2	99
Siemens Healthineers AG (b)	1	56
Symrise AG	1	60
Talanx AG	—	19
Volkswagen AG (Preference)	1	75
Vonovia SE	3	92
Zalando SE * (b)	1	26
		36,515
Greece — 0.0% ^
Hellenic Telecommunications Organization SA	30	496
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 0.6%
AIA Group Ltd.	1,007	7,948
CK Asset Holdings Ltd.	7	30
CK Infrastructure Holdings Ltd.	2	14
CLP Holdings Ltd.	6	55
Futu Holdings Ltd., ADR *	—	20
Hang Seng Bank Ltd.	3	36
Henderson Land Development Co. Ltd.	6	19
HKT Trust & HKT Ltd.	14	17
Hong Kong & China Gas Co. Ltd.	42	33
Hong Kong Exchanges & Clearing Ltd.	192	7,680
Hongkong Land Holdings Ltd.	4	18
Jardine Matheson Holdings Ltd.	1	27
Link, REIT	10	45
MTR Corp. Ltd.	6	22
Power Assets Holdings Ltd.	5	33
Prudential plc	10	86
Sino Land Co. Ltd.	14	14
Sun Hung Kai Properties Ltd.	6	60
Swire Pacific Ltd., Class A	2	13
Techtronic Industries Co. Ltd.	54	788
WH Group Ltd. (b)	33	25
Wharf Real Estate Investment Co. Ltd.	7	21
		17,004
Hungary — 0.0% ^
OTP Bank Nyrt.	15	733
India — 0.8%
Bajaj Auto Ltd.	4	494
Biocon Ltd.	130	487
Britannia Industries Ltd.	10	715
CG Power & Industrial Solutions Ltd.	42	350
Coforge Ltd.	6	572
Crompton Greaves Consumer Electricals Ltd.	84	392
Delhivery Ltd. *	41	174
Embassy Office Parks, REIT	80	374
Havells India Ltd.	19	360
HDFC Bank Ltd., ADR	72	4,560
Hindalco Industries Ltd.	57	463
ICICI Bank Ltd., ADR	68	2,063
Infosys Ltd., ADR	71	1,485
ITC Ltd.	192	1,113
Kotak Mahindra Bank Ltd.	57	1,167
Mahindra & Mahindra Ltd.	25	823
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Maruti Suzuki India Ltd.	7	874
PB Fintech Ltd. *	11	221
REC Ltd.	54	331
Reliance Industries Ltd., GDR (c)	29	1,812
SBI Life Insurance Co. Ltd. (b)	28	546
Shriram Finance Ltd.	20	749
Tata Motors Ltd.	49	488
Tata Steel Ltd., GDR (b)	23	402
UltraTech Cement Ltd.	6	754
		21,769
Indonesia — 0.2%
Bank Central Asia Tbk. PT	6,073	3,966
Bank Mandiri Persero Tbk. PT	1,794	762
Bank Rakyat Indonesia Persero Tbk. PT	3,932	1,199
Telkom Indonesia Persero Tbk. PT	3,169	566
		6,493
Ireland — 0.4%
Accenture plc, Class A	33	11,513
AerCap Holdings NV	1	69
AIB Group plc	7	36
Bank of Ireland Group plc	4	36
Kerry Group plc, Class A	1	44
Kerry Group plc, Class A	—	14
Kingspan Group plc	—	38
Kingspan Group plc	—	13
		11,763
Israel — 0.0% ^
Azrieli Group Ltd.	—	12
Bank Hapoalim BM	5	50
Bank Leumi Le-Israel BM	6	58
Check Point Software Technologies Ltd. *	—	59
Elbit Systems Ltd.	—	23
Global-e Online Ltd. *	—	14
ICL Group Ltd.	3	12
Israel Discount Bank Ltd., Class A	5	28
Mizrahi Tefahot Bank Ltd.	1	24
Nice Ltd. *	—	42
Teva Pharmaceutical Industries Ltd., ADR *	4	77
Wix.com Ltd. *	—	33
		432
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — 0.2%
Amplifon SpA	—	13
Banco BPM SpA	5	33
Coca-Cola HBC AG	1	29
Davide Campari-Milano NV	2	16
DiaSorin SpA	—	9
Enel SpA	31	233
Eni SpA	9	132
Ferrari NV	1	228
FinecoBank Banca Fineco SpA	2	37
Generali	4	107
Infrastrutture Wireless Italiane SpA (b)	1	14
Intesa Sanpaolo SpA	55	237
Leonardo SpA	2	36
Mediobanca Banca di Credito Finanziario SpA	2	31
Moncler SpA	1	46
Nexi SpA * (b)	2	14
Poste Italiane SpA (b)	2	24
Prysmian SpA	1	72
Recordati Industria Chimica e Farmaceutica SpA	—	23
Snam SpA	8	37
Telecom Italia SpA * (a)	37	9
Terna - Rete Elettrica Nazionale	5	46
UniCredit SpA	75	3,327
		4,753
Japan — 2.2%
Advantest Corp.	3	174
Aeon Co. Ltd.	3	64
AGC, Inc.	1	21
Aisin Corp.	2	22
Ajinomoto Co., Inc.	2	69
ANA Holdings, Inc.	1	12
Asahi Group Holdings Ltd.	6	68
Asahi Kasei Corp.	4	31
Asics Corp.	3	45
Astellas Pharma, Inc.	7	78
Bandai Namco Holdings, Inc.	2	48
Bridgestone Corp.	2	78
Brother Industries Ltd.	1	18
Canon, Inc.	4	117
Capcom Co. Ltd.	1	26
Central Japan Railway Co.	3	62
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	5

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Chiba Bank Ltd. (The)	2	15
Chubu Electric Power Co., Inc.	2	29
Chugai Pharmaceutical Co. Ltd.	2	119
Concordia Financial Group Ltd.	4	19
Dai Nippon Printing Co. Ltd.	2	28
Daifuku Co. Ltd.	1	24
Dai-ichi Life Holdings, Inc.	3	85
Daiichi Sankyo Co. Ltd.	7	228
Daikin Industries Ltd.	1	120
Daito Trust Construction Co. Ltd.	—	22
Daiwa House Industry Co. Ltd.	2	63
Daiwa Securities Group, Inc.	5	32
Denso Corp.	7	102
Dentsu Group, Inc.	1	25
Disco Corp.	19	5,492
East Japan Railway Co.	3	68
Eisai Co. Ltd.	1	34
ENEOS Holdings, Inc.	11	54
FANUC Corp.	4	95
Fast Retailing Co. Ltd.	1	224
Fuji Electric Co. Ltd.	1	25
FUJIFILM Holdings Corp.	4	102
Fujitsu Ltd.	6	121
Hamamatsu Photonics KK	1	16
Hankyu Hanshin Holdings, Inc.	1	24
Hikari Tsushin, Inc.	—	20
Hitachi Construction Machinery Co. Ltd.	—	9
Hitachi Ltd.	126	3,166
Honda Motor Co. Ltd.	17	169
Hoshizaki Corp.	—	13
Hoya Corp.	13	1,766
Hulic Co. Ltd.	1	12
Ibiden Co. Ltd.	1	16
Idemitsu Kosan Co. Ltd.	4	25
Inpex Corp.	4	47
Isuzu Motors Ltd.	2	30
ITOCHU Corp.	34	1,687
Japan Airlines Co. Ltd.	1	8
Japan Exchange Group, Inc.	430	5,042
Japan Post Bank Co. Ltd.	6	50
Japan Post Holdings Co. Ltd.	7	67
Japan Post Insurance Co. Ltd.	1	12
Japan Real Estate Investment Corp., REIT	—	18
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Japan Tobacco, Inc.	5	128
JFE Holdings, Inc.	2	25
Kajima Corp.	1	24
Kansai Electric Power Co., Inc. (The)	3	43
Kao Corp.	2	75
Kawasaki Kisen Kaisha Ltd.	2	21
KDDI Corp.	6	181
Keisei Electric Railway Co. Ltd.	1	13
Keyence Corp.	3	1,264
Kikkoman Corp.	3	33
Kirin Holdings Co. Ltd.	3	46
Kobe Bussan Co. Ltd.	1	15
Kokusai Electric Corp.	1	11
Komatsu Ltd.	3	91
Konami Group Corp.	—	37
Kubota Corp.	4	50
Kyocera Corp.	5	51
Kyowa Kirin Co. Ltd.	1	15
Lasertec Corp.	—	41
LY Corp.	10	28
M3, Inc.	2	17
Makita Corp.	1	29
Marubeni Corp.	5	81
MatsukiyoCocokara & Co.	1	18
Mazda Motor Corp.	2	15
McDonald's Holdings Co. Japan Ltd.	—	13
MEIJI Holdings Co. Ltd.	1	21
MINEBEA MITSUMI, Inc.	1	25
Mitsubishi Chemical Group Corp.	5	25
Mitsubishi Corp.	13	230
Mitsubishi Electric Corp.	7	127
Mitsubishi Estate Co. Ltd.	4	64
Mitsubishi HC Capital, Inc.	3	19
Mitsubishi Heavy Industries Ltd.	12	172
Mitsubishi UFJ Financial Group, Inc.	270	2,842
Mitsui & Co. Ltd.	10	198
Mitsui Chemicals, Inc.	1	14
Mitsui Fudosan Co. Ltd.	234	1,999
Mitsui OSK Lines Ltd.	1	44
Mizuho Financial Group, Inc.	9	189
MonotaRO Co. Ltd.	1	15
MS&AD Insurance Group Holdings, Inc.	5	108
Murata Manufacturing Co. Ltd.	6	112
NEC Corp.	1	77
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Nexon Co. Ltd.	1	23
NIDEC Corp.	3	64
Nintendo Co. Ltd.	4	206
Nippon Building Fund, Inc., REIT	—	26
Nippon Paint Holdings Co. Ltd.	3	27
Nippon Prologis REIT, Inc., REIT	—	14
Nippon Sanso Holdings Corp.	1	21
Nippon Steel Corp.	3	66
Nippon Telegraph & Telephone Corp.	113	109
Nippon Yusen KK	2	57
Nissan Motor Co. Ltd.	9	24
Nissin Foods Holdings Co. Ltd.	1	24
Nitori Holdings Co. Ltd.	—	38
Nitto Denko Corp.	2	41
Nomura Holdings, Inc.	11	58
Nomura Real Estate Holdings, Inc.	—	10
Nomura Research Institute Ltd.	2	45
NTT Data Group Corp.	2	38
Obayashi Corp.	2	28
Obic Co. Ltd.	1	33
Olympus Corp.	4	79
Omron Corp.	1	28
Ono Pharmaceutical Co. Ltd.	1	16
Oracle Corp.	—	19
Oriental Land Co. Ltd.	4	101
ORIX Corp.	4	93
Osaka Gas Co. Ltd.	1	30
Otsuka Corp.	1	18
Otsuka Holdings Co. Ltd.	2	97
Pan Pacific International Holdings Corp.	1	37
Panasonic Holdings Corp.	9	72
Rakuten Group, Inc. *	6	34
Recruit Holdings Co. Ltd.	6	342
Renesas Electronics Corp.	6	86
Resona Holdings, Inc.	8	51
Ricoh Co. Ltd.	2	23
Rohm Co. Ltd.	1	14
SBI Holdings, Inc.	1	22
SCREEN Holdings Co. Ltd.	—	19
SCSK Corp.	1	11
Secom Co. Ltd.	2	57
Seiko Epson Corp.	1	20
Sekisui Chemical Co. Ltd.	1	20
Sekisui House Ltd.	2	53
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Seven & i Holdings Co. Ltd.	8	119
SG Holdings Co. Ltd.	1	12
Shimadzu Corp.	1	27
Shimano, Inc.	—	44
Shin-Etsu Chemical Co. Ltd.	383	14,046
Shionogi & Co. Ltd.	3	39
Shiseido Co. Ltd.	2	32
Shizuoka Financial Group, Inc.	2	14
SMC Corp.	—	85
SoftBank Corp.	107	135
SoftBank Group Corp.	4	232
Sompo Holdings, Inc.	3	75
Sony Group Corp.	218	3,836
Subaru Corp.	2	39
SUMCO Corp.	1	12
Sumitomo Corp.	4	82
Sumitomo Electric Industries Ltd.	3	42
Sumitomo Metal Mining Co. Ltd.	1	25
Sumitomo Mitsui Financial Group, Inc.	14	299
Sumitomo Mitsui Trust Group, Inc.	2	53
Sumitomo Realty & Development Co. Ltd.	1	33
Suntory Beverage & Food Ltd.	1	20
Suzuki Motor Corp.	6	60
Sysmex Corp.	2	37
T&D Holdings, Inc.	2	29
Taisei Corp.	1	25
Takeda Pharmaceutical Co. Ltd.	6	167
TDK Corp.	7	88
Terumo Corp.	126	2,392
TIS, Inc.	1	20
Toho Co. Ltd.	—	15
Tokio Marine Holdings, Inc.	254	9,144
Tokyo Electric Power Co. Holdings, Inc. *	6	23
Tokyo Electron Ltd.	2	250
Tokyo Gas Co. Ltd.	1	32
Tokyu Corp.	2	23
TOPPAN Holdings, Inc.	1	26
Toray Industries, Inc.	5	29
TOTO Ltd.	1	14
Toyota Industries Corp.	1	42
Toyota Motor Corp.	39	670
Toyota Tsusho Corp.	2	41
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	7

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Trend Micro, Inc.	1	26
Unicharm Corp.	2	52
West Japan Railway Co.	2	30
Yakult Honsha Co. Ltd.	1	24
Yamaha Motor Co. Ltd.	3	28
Yaskawa Electric Corp.	1	26
Yokogawa Electric Corp.	1	20
Zensho Holdings Co. Ltd.	—	20
ZOZO, Inc.	1	19
		63,869
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	1	15
Luxembourg — 0.0% ^
ArcelorMittal SA	2	44
Eurofins Scientific SE	—	25
		69
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	8	36
Sands China Ltd. *	9	23
		59
Malaysia — 0.0% ^
CIMB Group Holdings Bhd.	277	501
Mexico — 0.2%
Alsea SAB de CV	141	340
America Movil SAB de CV	467	369
Cemex SAB de CV, ADR	54	281
Grupo Aeroportuario del Sureste SAB de CV, ADR	3	678
Grupo Financiero Banorte SAB de CV, Class O	147	1,027
Regional SAB de CV	57	366
Wal-Mart de Mexico SAB de CV	827	2,284
		5,345
Netherlands — 1.1%
ABN AMRO Bank NV, CVA (b)	2	29
Adyen NV * (b)	—	125
Aegon Ltd.	5	32
Akzo Nobel NV	1	41
Argenx SE *	—	132
ASM International NV	—	99
ASML Holding NV	26	17,290
INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — continued
ASR Nederland NV	1	28
BE Semiconductor Industries NV	—	31
Euronext NV (b)	—	34
EXOR NV	—	40
Heineken Holding NV	1	34
Heineken NV	88	7,196
IMCD NV	—	35
ING Groep NV	13	212
JDE Peet's NV	—	10
Koninklijke Ahold Delhaize NV	4	117
Koninklijke KPN NV	1,074	4,198
Koninklijke Philips NV *	3	79
NN Group NV	1	50
Randstad NV	—	19
Universal Music Group NV	3	78
Wolters Kluwer NV	1	158
		30,067
New Zealand — 0.0% ^
Auckland International Airport Ltd.	6	25
Fisher & Paykel Healthcare Corp. Ltd.	2	47
Mercury NZ Ltd.	3	10
Meridian Energy Ltd.	5	17
Spark New Zealand Ltd.	7	12
Xero Ltd. *	—	53
		164
Norway — 0.0% ^
Aker BP ASA	1	26
DNB Bank ASA	4	70
Equinor ASA	3	75
Gjensidige Forsikring ASA (a)	1	13
Kongsberg Gruppen ASA	—	34
Mowi ASA	2	30
Norsk Hydro ASA	5	33
Orkla ASA	3	25
Salmar ASA (a)	—	13
Telenor ASA	2	28
		347
Peru — 0.0% ^
Credicorp Ltd.	6	1,061
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Poland — 0.0% ^
Dino Polska SA * (b)	5	455
InPost SA *	1	14
		469
Portugal — 0.0% ^
EDP SA	12	47
Galp Energia SGPS SA	2	30
Jeronimo Martins SGPS SA	17	336
		413
Russia — 0.0% ^
Severstal PAO, GDR ‡ * (b)	58	—
Saudi Arabia — 0.1%
Al Rajhi Bank	53	1,233
Saudi Arabian Oil Co. (b)	76	549
Saudi National Bank (The)	115	1,014
		2,796
Singapore — 0.4%
CapitaLand Ascendas, REIT	14	27
CapitaLand Integrated Commercial Trust, REIT	20	31
CapitaLand Investment Ltd.	9	19
DBS Group Holdings Ltd.	374	10,855
Genting Singapore Ltd.	23	14
Grab Holdings Ltd., Class A *	8	32
Keppel Ltd.	6	26
Oversea-Chinese Banking Corp. Ltd.	13	146
Sea Ltd., ADR *	1	132
Sembcorp Industries Ltd.	3	12
Singapore Airlines Ltd.	6	27
Singapore Exchange Ltd.	3	28
Singapore Technologies Engineering Ltd.	5	19
Singapore Telecommunications Ltd.	181	428
STMicroelectronics NV	3	69
United Overseas Bank Ltd.	5	117
		11,982
South Africa — 0.1%
Absa Group Ltd.	96	917
Anglo American plc	5	149
Aspen Pharmacare Holdings Ltd.	30	302
Bid Corp. Ltd.	19	455
Capitec Bank Holdings Ltd.	3	532
INVESTMENTS	SHARES (000)	VALUE ($000)

South Africa — continued
Clicks Group Ltd.	30	640
Shoprite Holdings Ltd.	53	928
		3,923
South Korea — 0.9%
Delivery Hero SE * (b)	1	30
Hana Financial Group, Inc.	27	1,183
HL Mando Co. Ltd.	14	356
Hyundai Motor Co.	3	541
JB Financial Group Co. Ltd.	27	347
KakaoBank Corp.	23	361
Kia Corp.	35	2,289
LG Chem Ltd.	3	579
Samsung Electronics Co. Ltd.	194	8,226
Samsung Fire & Marine Insurance Co. Ltd.	2	579
SK Hynix, Inc.	76	9,985
SK Telecom Co. Ltd.	18	739
SM Entertainment Co. Ltd.	7	357
S-Oil Corp.	7	303
		25,875
Spain — 0.2%
Acciona SA	—	12
ACS Actividades de Construccion y Servicios SA	1	33
Aena SME SA (b)	—	62
Amadeus IT Group SA	2	124
Banco Bilbao Vizcaya Argentaria SA	44	437
Banco de Sabadell SA	21	40
Banco Santander SA	59	287
CaixaBank SA	14	84
Cellnex Telecom SA (b)	2	73
EDP Renovaveis SA	1	16
Endesa SA	1	26
Grifols SA *	1	13
Iberdrola SA	23	343
Industria de Diseno Textil SA	69	3,938
Redeia Corp. SA	1	28
Repsol SA	4	57
Telefonica SA	15	70
		5,643
Sweden — 0.2%
AddTech AB, Class B	1	27
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	9

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Alfa Laval AB	1	48
Assa Abloy AB, Class B	4	119
Atlas Copco AB, Class A	143	2,356
Atlas Copco AB, Class B	6	86
Beijer Ref AB (a)	1	21
Boliden AB	1	32
Epiroc AB, Class A	2	49
Epiroc AB, Class B	1	25
EQT AB	1	41
Essity AB, Class B	2	65
Evolution AB (b)	1	65
Fastighets AB Balder, Class B * (a)	3	20
Getinge AB, Class B	1	15
H & M Hennes & Mauritz AB, Class B (a)	2	32
Hexagon AB, Class B	8	73
Holmen AB, Class B	—	11
Husqvarna AB, Class B (a)	1	8
Industrivarden AB, Class A	—	16
Industrivarden AB, Class C	1	21
Indutrade AB	1	28
Investment AB Latour, Class B	1	15
Investor AB, Class B	7	185
L E Lundbergforetagen AB, Class B	—	14
Lifco AB, Class B	1	26
Nibe Industrier AB, Class B	6	28
Saab AB, Class B	1	25
Sagax AB, Class B	1	20
Sandvik AB	4	79
Securitas AB, Class B (a)	2	22
Skandinaviska Enskilda Banken AB, Class A	6	85
Skanska AB, Class B	1	26
SKF AB, Class B	1	24
Svenska Cellulosa AB SCA, Class B	2	30
Svenska Handelsbanken AB, Class A	6	57
Swedbank AB, Class A	3	65
Swedish Orphan Biovitrum AB *	1	23
Tele2 AB, Class B	2	21
Telefonaktiebolaget LM Ericsson, Class B	10	88
Telia Co. AB (a)	9	26
Trelleborg AB, Class B	1	27
Volvo AB, Class A	1	19
INVESTMENTS	SHARES (000)	VALUE ($000)

Sweden — continued
Volvo AB, Class B	104	2,709
Volvo Car AB, Class B * (a)	3	6
		6,778
Switzerland — 0.5%
ABB Ltd. (Registered)	6	332
Adecco Group AG (Registered)	1	20
Avolta AG	—	13
Bachem Holding AG	—	10
Baloise Holding AG (Registered)	—	32
Banque Cantonale Vaudoise (Registered)	—	11
Barry Callebaut AG (Registered) (a)	—	32
BKW AG	—	14
Chocoladefabriken Lindt & Spruengli AG	—	47
Cie Financiere Richemont SA (Registered)	2	296
Clariant AG (Registered)	1	11
DSM-Firmenich AG	1	83
EMS-Chemie Holding AG (Registered)	—	25
Galderma Group AG *	—	21
Geberit AG (Registered)	—	80
Givaudan SA (Registered)	—	171
Helvetia Holding AG (Registered)	—	24
Julius Baer Group Ltd.	1	47
Kuehne + Nagel International AG (Registered)	—	45
Logitech International SA (Registered)	1	49
Lonza Group AG (Registered)	—	170
Novartis AG (Registered)	8	808
Partners Group Holding AG	—	121
Sandoz Group AG	2	71
Schindler Holding AG	—	45
Schindler Holding AG (Registered)	—	27
SGS SA (Registered)	1	62
SIG Group AG	1	25
Sika AG (Registered)	1	161
Sonova Holding AG (Registered)	—	70
Straumann Holding AG (Registered)	1	56
Swatch Group AG (The)	—	23
Swatch Group AG (The) (Registered)	—	10
Swiss Life Holding AG (Registered)	—	90
Swiss Prime Site AG (Registered)	—	32
Swisscom AG (Registered)	—	61
Temenos AG (Registered)	—	16
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
UBS Group AG (Registered)	314	9,616
VAT Group AG (b)	—	44
Zurich Insurance Group AG	1	327
		13,198
Taiwan — 1.8%
Accton Technology Corp.	35	588
ASE Technology Holding Co. Ltd.	135	637
ASPEED Technology, Inc.	2	331
Delta Electronics, Inc.	69	852
eMemory Technology, Inc.	5	458
Hon Hai Precision Industry Co. Ltd.	80	513
Quanta Computer, Inc.	133	1,208
Realtek Semiconductor Corp.	61	895
Taiwan Semiconductor Manufacturing Co. Ltd.	899	28,192
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	85	16,241
Wiwynn Corp.	8	455
Yuanta Financial Holding Co. Ltd.	475	476
		50,846
Thailand — 0.1%
PTT Exploration & Production PCL	135	509
Siam Cement PCL (The) (Registered)	54	334
Thai Oil PCL	440	535
		1,378
Turkey — 0.0% ^
BIM Birlesik Magazalar A/S	43	588
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	3	— (d)
United Kingdom — 1.8%
3i Group plc	98	4,013
Admiral Group plc	1	33
Anglogold Ashanti plc	14	390
Ashtead Group plc	2	124
Associated British Foods plc	1	37
AstraZeneca plc	29	4,131
Auto Trader Group plc (b)	3	36
Aviva plc	10	59
BAE Systems plc	12	185
Barclays plc	56	171
Barratt Redrow plc	5	30
Berkeley Group Holdings plc	—	22
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
British American Tobacco plc	8	264
BT Group plc	24	43
Bunzl plc	1	56
Centrica plc	20	30
CK Hutchison Holdings Ltd.	10	49
Coca-Cola Europacific Partners plc	1	59
Compass Group plc	6	209
Croda International plc	1	24
DCC plc	—	24
Diageo plc	226	6,980
Entain plc	2	23
Halma plc	1	46
Hargreaves Lansdown plc	1	19
HSBC Holdings plc	70	643
HSBC Holdings plc	89	826
Imperial Brands plc	3	93
Informa plc	5	52
InterContinental Hotels Group plc	22	2,373
Intertek Group plc	1	37
J Sainsbury plc	6	21
JD Sports Fashion plc	10	15
Kingfisher plc	7	26
Land Securities Group plc, REIT	3	21
Legal & General Group plc	23	63
Lloyds Banking Group plc	3,974	2,728
London Stock Exchange Group plc	17	2,348
M&G plc	8	21
Melrose Industries plc	5	31
National Grid plc	18	228
NatWest Group plc	25	119
Next plc	1	57
Pearson plc	2	34
Persimmon plc	1	23
Phoenix Group Holdings plc	3	17
Reckitt Benckiser Group plc	3	160
RELX plc	273	12,519
RELX plc	83	3,834
Rentokil Initial plc	10	48
Rolls-Royce Holdings plc *	32	222
Sage Group plc (The)	4	47
Schroders plc	3	13
Segro plc, REIT	5	49
Severn Trent plc	1	34
Smith & Nephew plc	3	41
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	11

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Smiths Group plc	1	26
Spirax Group plc	—	23
SSE plc	286	6,506
Standard Chartered plc	8	95
Taylor Wimpey plc	13	25
TechnipFMC plc	35	931
Tesco plc	26	116
Unilever plc	9	575
United Utilities Group plc	3	34
Vodafone Group plc	85	79
Whitbread plc	1	27
Wise plc, Class A *	3	23
WPP plc	4	43
		52,303
United States — 31.6%
3M Co.	5	604
Abbott Laboratories	94	10,623
AbbVie, Inc.	71	14,567
Advanced Micro Devices, Inc. *	38	5,432
AES Corp. (The)	21	350
Affirm Holdings, Inc. *	3	153
Air Lease Corp.	6	283
Air Products and Chemicals, Inc.	—	114
Alcoa Corp.	7	268
Alcon AG	2	174
Alnylam Pharmaceuticals, Inc. *	2	649
Alphabet, Inc., Class C	26	4,571
Amazon.com, Inc. *	317	59,011
American Airlines Group, Inc. *	8	111
American Express Co.	1	373
American Homes 4 Rent, Class A, REIT	6	219
AMETEK, Inc.	5	877
Analog Devices, Inc.	1	166
Aon plc, Class A	29	10,775
Apple Hospitality REIT, Inc., REIT	8	123
Apple, Inc.	154	34,704
Arch Capital Group Ltd. *	1	129
Archer-Daniels-Midland Co.	4	233
Arista Networks, Inc. *	2	680
Aspen Technology, Inc. *	1	170
Atlassian Corp., Class A *	2	310
AutoZone, Inc. *	2	5,097
Axalta Coating Systems Ltd. *	6	227
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Baker Hughes Co.	289	11,007
Bank of America Corp.	456	19,065
Bath & Body Works, Inc.	6	166
Berkshire Hathaway, Inc., Class B *	5	2,436
Best Buy Co., Inc.	2	158
Biogen, Inc. *	2	358
BioMarin Pharmaceutical, Inc. *	4	273
BJ's Wholesale Club Holdings, Inc. *	6	547
Blackstone, Inc.	8	1,260
Block, Inc. *	17	1,257
Boeing Co. (The) *	2	272
Booking Holdings, Inc.	—	1,445
Booz Allen Hamilton Holding Corp.	5	841
BP plc	62	306
Bristol-Myers Squibb Co.	180	10,053
Broadcom, Inc.	18	3,048
Brunswick Corp.	2	123
Capital One Financial Corp.	4	682
Cardinal Health, Inc.	7	777
Carlisle Cos., Inc.	1	313
Carnival Corp. *	29	645
Carrier Global Corp.	13	962
CBRE Group, Inc., Class A *	1	174
Cencora, Inc.	2	405
Charles Schwab Corp. (The)	103	7,280
Charter Communications, Inc., Class A *	—	69
Chemours Co. (The)	19	338
Chevron Corp.	10	1,450
Chubb Ltd.	1	251
Cigna Group (The)	1	197
Cisco Systems, Inc.	3	144
Citigroup, Inc.	14	877
Claire's Stores, Inc. ‡ * (e)	—	—
CME Group, Inc.	2	403
CMS Energy Corp.	28	1,962
Coca-Cola Co. (The)	127	8,288
Cognizant Technology Solutions Corp., Class A	10	773
Columbia Sportswear Co.	1	110
Comcast Corp., Class A	8	357
ConocoPhillips	103	11,272
Constellation Brands, Inc., Class A	3	586
Cooper Cos., Inc. (The) *	7	693
Copart, Inc. *	16	823
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Corning, Inc.	7	315
Corpay, Inc. *	3	1,023
Coterra Energy, Inc.	5	126
Crowdstrike Holdings, Inc., Class A *	1	419
CSL Ltd.	2	343
CSX Corp.	18	619
CVS Health Corp.	19	1,072
CyberArk Software Ltd. *	—	45
Dell Technologies, Inc., Class C	3	342
Delta Air Lines, Inc.	6	339
Dick's Sporting Goods, Inc.	1	133
Digital Realty Trust, Inc., REIT	45	7,948
Discover Financial Services	2	291
Dominion Energy, Inc.	91	5,387
DoorDash, Inc., Class A *	6	979
Dover Corp.	2	335
Dow, Inc.	106	5,254
Eagle Materials, Inc.	2	445
EastGroup Properties, Inc., REIT	1	102
Eaton Corp. plc	—	144
Edison International	2	166
Elanco Animal Health, Inc. *	21	267
elf Beauty, Inc. *	4	425
Eli Lilly & Co.	3	2,681
Emerson Electric Co.	5	519
Entegris, Inc.	6	640
Entergy Corp.	1	107
EOG Resources, Inc.	9	1,075
EQT Corp.	13	489
Equinix, Inc., REIT	1	781
Equity LifeStyle Properties, Inc., REIT	4	277
Exact Sciences Corp. *	4	307
ExlService Holdings, Inc. *	23	968
Expedia Group, Inc. *	1	192
Experian plc	3	170
Exxon Mobil Corp.	202	23,582
Federal Realty Investment Trust, REIT	2	222
FedEx Corp.	3	946
Ferrovial SE	2	79
Fidelity National Information Services, Inc.	142	12,737
Fifth Third Bancorp	21	906
First Citizens BancShares, Inc., Class A	1	1,259
First Solar, Inc. *	1	185
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Fiserv, Inc. *	65	12,892
FMC Corp.	4	279
Fortune Brands Innovations, Inc.	3	232
Freeport-McMoRan, Inc.	10	449
Garmin Ltd.	4	803
GE Vernova, Inc. *	2	490
General Dynamics Corp.	1	302
Genpact Ltd.	7	276
Gentex Corp.	9	274
Globant SA *	4	795
Goldman Sachs Group, Inc. (The)	2	1,027
Graphic Packaging Holding Co.	22	631
GSK plc	16	283
Haleon plc	29	141
HCA Healthcare, Inc.	1	373
Henry Schein, Inc. *	5	353
Hess Corp.	2	285
Hewlett Packard Enterprise Co.	65	1,268
Hilton Worldwide Holdings, Inc.	2	441
Holcim AG	2	193
Home Depot, Inc. (The)	2	765
Honeywell International, Inc.	49	10,069
Host Hotels & Resorts, Inc., REIT	5	87
Hubbell, Inc.	2	641
HubSpot, Inc. *	1	699
Humana, Inc.	—	81
IAC, Inc. *	3	160
Ingersoll Rand, Inc.	8	811
Intel Corp.	8	161
Interactive Brokers Group, Inc., Class A	6	960
International Business Machines Corp.	1	151
International Paper Co.	9	491
Intra-Cellular Therapies, Inc. *	5	462
Intuit, Inc.	2	1,266
Intuitive Surgical, Inc. *	3	1,682
IQVIA Holdings, Inc. *	2	322
ITT, Inc.	6	860
James Hardie Industries plc, CHDI *	2	52
JB Hunt Transport Services, Inc.	2	423
Jefferies Financial Group, Inc.	3	167
Johnson & Johnson	132	21,089
Keurig Dr Pepper, Inc.	9	307
Kimco Realty Corp., REIT	7	163
Kinder Morgan, Inc.	11	269
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	13

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
KKR & Co., Inc.	7	989
Kontoor Brands, Inc.	3	238
Labcorp Holdings, Inc.	3	684
Lam Research Corp.	7	526
Lamar Advertising Co., Class A, REIT	2	271
Lamb Weston Holdings, Inc.	4	331
Linde plc	6	2,811
Lineage, Inc., REIT	1	86
Live Nation Entertainment, Inc. *	4	411
Loews Corp.	6	473
Lowe's Cos., Inc.	1	331
LPL Financial Holdings, Inc.	1	290
M&T Bank Corp.	4	744
Martin Marietta Materials, Inc.	—	283
Mastercard, Inc., Class A	59	29,305
McDonald's Corp.	41	12,032
McKesson Corp.	2	1,223
Medtronic plc	2	154
Merck & Co., Inc.	3	260
Meta Platforms, Inc., Class A	65	36,719
MetLife, Inc.	5	385
Mettler-Toledo International, Inc. *	—	355
MGIC Investment Corp.	15	386
Microchip Technology, Inc.	90	6,585
Micron Technology, Inc.	84	8,321
Microsoft Corp.	163	66,275
Mid-America Apartment Communities, Inc., REIT	2	322
Middleby Corp. (The) *	2	285
Mohawk Industries, Inc. *	5	708
Monday.com Ltd. *	—	42
Mondelez International, Inc., Class A	49	3,361
MongoDB, Inc. *	1	352
Moody's Corp.	2	1,006
Moran Foods Backstop Equity ‡ *	2,995	—
Morgan Stanley	2	281
Murphy USA, Inc.	—	162
MYT Holding LLC ‡ *	23	6
Natera, Inc. *	7	786
Nestle SA (Registered)	170	16,041
Netflix, Inc. *	2	1,369
Nexstar Media Group, Inc.	1	118
NextEra Energy, Inc.	61	4,860
NiSource, Inc.	107	3,753
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
NMG, Inc. ‡ *	1	144
Northern Trust Corp.	4	389
Northrop Grumman Corp.	—	93
nVent Electric plc	3	201
NVIDIA Corp.	525	69,746
ON Semiconductor Corp. *	8	582
Oracle Corp.	8	1,413
Oscar Health, Inc., Class A *	10	161
Otis Worldwide Corp.	230	22,541
Outfront Media, Inc., REIT	13	223
Owens Corning	2	402
Packaging Corp. of America	1	232
Palo Alto Networks, Inc. *	4	1,404
Paylocity Holding Corp. *	1	119
PepsiCo, Inc.	52	8,706
Performance Food Group Co. *	14	1,147
PG&E Corp.	14	287
Philip Morris International, Inc.	12	1,535
Phillips 66	2	206
Pinterest, Inc., Class A *	5	170
PNC Financial Services Group, Inc. (The)	2	408
Pool Corp.	1	418
Post Holdings, Inc. *	3	275
Procter & Gamble Co. (The)	2	369
Progressive Corp. (The)	5	1,126
Prologis, Inc., REIT	40	4,468
Public Service Enterprise Group, Inc.	2	192
Public Storage, REIT	1	261
QIAGEN NV *	1	35
Quanta Services, Inc.	4	1,310
Raymond James Financial, Inc.	3	394
Rayonier, Inc., REIT	4	117
Regal Rexnord Corp.	2	395
Regency Centers Corp., REIT	4	297
Regeneron Pharmaceuticals, Inc. *	13	10,973
Regions Financial Corp.	13	322
Roche Holding AG	3	823
Roche Holding AG	—	42
Ross Stores, Inc.	119	16,656
RTX Corp.	3	321
Saia, Inc. *	1	359
Salesforce, Inc.	43	12,453
Sanofi SA	45	4,756
SBA Communications Corp., REIT	2	390
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Schneider Electric SE	2	535
Seagate Technology Holdings plc	7	668
Shell plc	209	6,983
Silgan Holdings, Inc.	7	362
Sirius XM Holdings, Inc. (a)	5	134
Smurfit WestRock plc	5	262
Snowflake, Inc., Class A *	2	273
Southern Co. (The)	198	18,010
Southwest Airlines Co.	18	551
Starbucks Corp.	5	487
State Street Corp.	4	405
Stellantis NV	8	110
Swiss Re AG	1	146
Synopsys, Inc. *	1	718
Take-Two Interactive Software, Inc. *	4	674
Tapestry, Inc.	3	155
TD SYNNEX Corp.	4	496
Tenaris SA	2	29
Teradyne, Inc.	5	568
Tesla, Inc. *	44	11,008
Texas Instruments, Inc. (f)	2	381
Texas Roadhouse, Inc.	1	105
Textron, Inc.	3	261
Thermo Fisher Scientific, Inc.	2	1,068
Timken Co. (The)	2	146
TJX Cos., Inc. (The)	11	1,202
T-Mobile US, Inc.	1	179
Trade Desk, Inc. (The), Class A *	9	1,121
Trane Technologies plc	4	1,293
Travelers Cos., Inc. (The)	2	535
Truist Financial Corp.	27	1,147
Uber Technologies, Inc. *	89	6,413
Ulta Beauty, Inc. *	—	81
Union Pacific Corp.	1	272
United Parcel Service, Inc., Class B	2	266
UnitedHealth Group, Inc. (f)	57	32,407
US Bancorp	103	4,952
Verizon Communications, Inc.	25	1,034
Vertex Pharmaceuticals, Inc. *	1	378
Vertiv Holdings Co., Class A	6	680
Vornado Realty Trust, REIT	5	211
Walmart, Inc.	6	463
Walt Disney Co. (The)	6	582
Wells Fargo & Co.	248	16,118
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Welltower, Inc., REIT	60	8,101
WESCO International, Inc.	2	318
Western Digital Corp. *	130	8,464
Weyerhaeuser Co., REIT	6	185
Williams Cos., Inc. (The)	7	362
WillScot Holdings Corp. *	8	250
Windstream Holdings, Inc. ‡ *	—	9
WR Berkley Corp.	3	172
Xcel Energy, Inc.	3	179
Yum! Brands, Inc.	129	16,874
Zillow Group, Inc., Class C *	4	214
		901,783
Total Common Stocks (Cost $1,038,805)		1,448,457
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 31.1%
Australia — 0.2%
Mineral Resources Ltd. 8.13%, 5/1/2027 (c)	1,294	1,303
National Australia Bank Ltd. 3.15%, 2/5/2031 (b)	EUR2,150	2,381
Scentre Group Trust 1 REIT, 3.50%, 2/12/2025 (c)	53	53
Sydney Airport Finance Co. Pty. Ltd. 3.38%, 4/30/2025 (c)	200	198
Woolworths Group Ltd. 0.38%, 11/15/2028 (b)	EUR2,450	2,361
		6,296
Canada — 0.8%
Enbridge, Inc.
(3-MONTH CME TERM SOFR + 3.68%), 5.50%, 7/15/2077 (g)	450	436
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 7.38%, 1/15/2083 (g)	1,100	1,122
National Bank of Canada (SOFRINDX + 0.90%), 5.74%, 3/25/2027 (g)	250	251
Ontario Teachers' Finance Trust
1.13%, 5/15/2026 (b)	GBP4,950	6,049
1.10%, 10/19/2027 (c)	CAD773	521
4.25%, 4/25/2028 (c)	3,483	3,464
0.10%, 5/19/2028 (b)	EUR2,955	2,927
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	15

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
0.05%, 11/25/2030 (b)	EUR5,225	4,779
Toronto-Dominion Bank (The) 3.19%, 2/16/2029 (b)	EUR3,200	3,540
		23,089
Denmark — 0.1%
Danske Bank A/S (EUR Swap Annual 1 Year + 1.35%), 4.50%, 11/9/2028 (b) (g)	EUR2,000	2,252
France — 0.2%
Alstom SA 0.13%, 7/27/2027 (b)	EUR500	504
BNP Paribas SA 2.10%, 4/7/2032 (b)	EUR400	391
BPCE SA
4.38%, 7/13/2028 (b)	EUR1,000	1,124
(EURIBOR 3 Month + 1.45%), 4.13%, 3/8/2033 (b) (g)	EUR1,000	1,107
Electricite de France SA (EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (b) (g) (h) (i)	EUR800	817
Societe Generale SA
(EURIBOR 3 Month + 0.95%), 0.50%, 6/12/2029 (b) (g)	EUR100	98
(EURIBOR 3 Month + 1.80%), 4.25%, 12/6/2030 (b) (g)	EUR1,000	1,110
TotalEnergies SE (EUR Swap Annual 5 Year + 2.40%), 2.00%, 6/4/2030 (b) (g) (h) (i)	EUR450	437
		5,588
Germany — 0.7%
Deutsche Bank AG (SOFR + 1.22%), 2.31%, 11/16/2027 (g)	2,450	2,318
Kreditanstalt fuer Wiederaufbau
0.00%, 3/31/2027 (b)	EUR7,500	7,688
3.13%, 10/10/2028 (b)	EUR2,690	2,987
Traton Finance Luxembourg SA 3.75%, 3/27/2030 (b)	EUR2,100	2,281
Volkswagen Leasing GmbH
0.63%, 7/19/2029 (b)	EUR150	142
4.00%, 4/11/2031 (b)	EUR1,950	2,131
Vonovia SE 1.00%, 7/9/2030 (b)	EUR2,500	2,357
		19,904
Ireland — 0.3%
AIB Group plc
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (b) (g)	EUR2,000	2,271
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ireland — continued
(EURIBOR ICE Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (b) (g) (h) (i) (j)	EUR550	621
Avolon Holdings Funding Ltd. 3.25%, 2/15/2027 (c)	2,350	2,249
Bank of Ireland Group plc (EURIBOR ICE Swap Rate 1 Year + 2.05%), 5.00%, 7/4/2031 (b) (g)	EUR1,900	2,222
		7,363
Italy — 0.4%
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (b)	EUR1,900	2,209
Banca Monte dei Paschi di Siena SpA 3.50%, 4/23/2029 (b)	EUR2,150	2,388
Banco BPM SpA 4.63%, 11/29/2027 (b)	EUR2,000	2,260
Enel SpA (EURIBOR ICE Swap Rate 5 Year + 3.49%), 6.38%, 4/16/2028 (b) (g) (h) (i)	EUR550	641
Intesa Sanpaolo SpA 5.13%, 8/29/2031 (b)	EUR1,900	2,259
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (g) (h) (i) (j)	EUR600	677
(EURIBOR 3 Month + 1.60%), 4.45%, 2/16/2029 (b) (g)	EUR2,050	2,306
		12,740
Japan — 0.0% ^
Mitsubishi HC Capital, Inc. 3.64%, 4/13/2025 (c)	310	308
Mitsubishi UFJ Financial Group, Inc. 2.19%, 2/25/2025	200	198
		506
Netherlands — 0.2%
ABN AMRO Bank NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (c) (g)	700	718
Nederlandse Waterschapsbank NV 3.50%, 7/20/2027	AUD3,120	2,001
Viterra Finance BV 1.00%, 9/24/2028 (b)	EUR2,350	2,349
		5,068
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Portugal — 0.1%
Banco Santander Totta SA 3.25%, 2/15/2031 (b)	EUR3,600	3,988
Puerto Rico — 0.1%
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (c)	2,501	2,344
5.13%, 7/15/2029 (a) (c)	498	419
		2,763
Singapore — 0.3%
Temasek Financial I Ltd.
3.63%, 8/1/2028 (c)	6,158	6,003
1.63%, 8/2/2031 (c)	2,593	2,165
		8,168
South Korea — 0.1%
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026 (c)	2,155	2,048
Spain — 0.3%
Banco de Sabadell SA (EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.25%, 9/13/2030 (b) (g)	EUR2,000	2,242
Banco Santander SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (g) (h) (i) (j)	800	874
Bankinter SA 0.88%, 7/8/2026 (b)	EUR2,300	2,417
CaixaBank SA
(EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (b) (g)	EUR1,900	2,186
(EURIBOR ICE Swap Rate 5 Year + 5.29%), 7.50%, 1/16/2030 (b) (g) (h) (i) (j)	EUR400	466
Iberdrola Finanzas SA (EUR Swap Annual 5 Year + 2.26%), 4.88%, 4/25/2028 (b) (g) (h) (i)	EUR400	448
Iberdrola International BV 5.81%, 3/15/2025	297	298
		8,931
Switzerland — 0.3%
UBS Group AG
(EURIBOR ICE Swap Rate 1 Year + 4.95%), 7.75%, 3/1/2029 (b) (g)	EUR1,850	2,285
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Switzerland — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (c) (g) (h) (i) (j)	750	868
UBS Switzerland AG 3.30%, 3/5/2029 (b)	EUR4,700	5,223
		8,376
United Kingdom — 0.4%
Barclays plc (EURIBOR ICE Swap Rate 1 Year + 2.05%), 4.51%, 1/31/2033 (b) (g)	EUR2,650	3,000
Cadent Finance plc 0.63%, 3/19/2030 (b)	EUR1,100	1,026
Lloyds Banking Group plc 4.45%, 5/8/2025	300	299
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (g) (h) (i) (j)	600	643
Santander UK Group Holdings plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (g)	200	194
TSB Bank plc 3.32%, 3/5/2029 (b)	EUR4,450	4,943
		10,105
United States — 26.6%
Acrisure LLC 4.25%, 2/15/2029 (c)	4,067	3,824
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (c)	2,101	2,136
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (c)	2,899	2,713
Affinity Interactive 6.88%, 12/15/2027 (c)	2,456	2,011
AG Issuer LLC 6.25%, 3/1/2028 (c)	263	257
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (c)	179	185
Albertsons Cos., Inc. 4.63%, 1/15/2027 (c)	3,727	3,657
Allegiant Travel Co. 7.25%, 8/15/2027 (c)	562	554
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (c)	1,154	1,094
6.75%, 4/15/2028 (c)	3,725	3,743
Allied Universal Holdco LLC 4.63%, 6/1/2028 (c)	6,230	5,838
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	17

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (c)	1,695	1,505
AMC Networks, Inc. 10.25%, 1/15/2029 (a) (c)	3,893	4,010
American Airlines, Inc.
5.50%, 4/20/2026 (c)	2,213	2,207
7.25%, 2/15/2028 (c)	3,462	3,519
5.75%, 4/20/2029 (c)	2,206	2,184
8.50%, 5/15/2029 (c)	3,458	3,634
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	2,944	2,664
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (c)	1,724	1,639
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (c)	2,405	2,531
ANGI Group LLC 3.88%, 8/15/2028 (c)	2,731	2,471
Antero Midstream Partners LP 5.75%, 3/1/2027 (c)	152	152
Antero Resources Corp. 5.38%, 3/1/2030 (c)	1,900	1,845
Arches Buyer, Inc. 4.25%, 6/1/2028 (c)	4,143	3,799
Archrock Partners LP
6.88%, 4/1/2027 (c)	414	415
6.25%, 4/1/2028 (c)	1,445	1,448
Ardagh Metal Packaging Finance USA LLC 3.25%, 9/1/2028 (c)	4,170	3,757
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (c)	2,597	2,650
ASGN, Inc. 4.63%, 5/15/2028 (c)	2,656	2,536
AutoZone, Inc. 3.63%, 4/15/2025	350	348
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	3,103	3,000
Avis Budget Car Rental LLC 5.38%, 3/1/2029 (c)	3,663	3,409
Axalta Coating Systems LLC 4.75%, 6/15/2027 (c)	3,444	3,375
B&G Foods, Inc. 8.00%, 9/15/2028 (c)	3,000	3,117
Ball Corp. 6.88%, 3/15/2028	2,455	2,524
Bank of America Corp. (EURIBOR 3 Month + 0.95%), 1.10%, 5/24/2032 (b) (g)	EUR2,550	2,387
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	3,471	3,642
Bausch Health Cos., Inc. 6.13%, 2/1/2027 (c)	4,166	3,760
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Block, Inc. 2.75%, 6/1/2026	3,316	3,193
Boyd Gaming Corp. 4.75%, 12/1/2027	2,886	2,832
Brookfield Property REIT, Inc.
REIT, 5.75%, 5/15/2026 (c)	2,347	2,324
REIT, 4.50%, 4/1/2027 (c)	136	131
Buckeye Partners LP 6.88%, 7/1/2029 (c)	1,255	1,276
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (c)	1,152	1,175
California Resources Corp.
7.13%, 2/1/2026 (c)	898	901
8.25%, 6/15/2029 (c)	2,297	2,320
Calpine Corp.
4.50%, 2/15/2028 (c)	3,940	3,795
5.13%, 3/15/2028 (c)	2,466	2,410
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (c)	2,690	2,702
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (c)	2,702	2,578
Carnival Corp.
7.63%, 3/1/2026 (c)	3,158	3,180
5.75%, 3/1/2027 (c)	3,936	3,948
6.00%, 5/1/2029 (a) (c)	3,596	3,602
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (c)	3,248	3,487
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (c)	2,589	2,573
CCO Holdings LLC 6.38%, 9/1/2029 (c)	353	350
CEC Entertainment LLC 6.75%, 5/1/2026 (c)	2,705	2,689
Celanese US Holdings LLC 4.78%, 7/19/2026	EUR1,150	1,275
Century Communities, Inc. 3.88%, 8/15/2029 (c)	2,769	2,519
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (c)	2,744	2,770
Charter Communications Operating LLC
6.65%, 2/1/2034	50	51
6.38%, 10/23/2035	2,250	2,251
Chemours Co. (The) 5.75%, 11/15/2028 (c)	3,018	2,786
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (c)	78	76
Cinemark USA, Inc. 5.25%, 7/15/2028 (c)	2,942	2,887
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Citigroup, Inc. (SOFR + 1.34%), 4.54%, 9/19/2030 (g)	1,260	1,234
Civitas Resources, Inc. 8.38%, 7/1/2028 (c)	3,313	3,424
Clarios Global LP 6.75%, 5/15/2028 (c)	2,473	2,531
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (c)	2,412	2,338
9.00%, 9/15/2028 (a) (c)	3,257	3,421
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027	2,241	2,240
Cloud Software Group, Inc. 6.50%, 3/31/2029 (c)	3,887	3,796
Cogent Communications Group LLC 3.50%, 5/1/2026 (c)	2,651	2,577
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	3,610	3,209
Community Health Systems, Inc.
5.63%, 3/15/2027 (c)	3,611	3,522
8.00%, 12/15/2027 (c)	1,408	1,406
6.00%, 1/15/2029 (c)	4,011	3,777
Comstock Resources, Inc. 6.75%, 3/1/2029 (c)	3,545	3,395
Consolidated Communications, Inc. 6.50%, 10/1/2028 (c)	3,008	2,854
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (g)	2	2
CoreLogic, Inc. 4.50%, 5/1/2028 (c)	2,991	2,809
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (c)	933	960
Credit Acceptance Corp. 9.25%, 12/15/2028 (c)	1,860	1,968
Crescent Energy Finance LLC 9.25%, 2/15/2028 (c)	3,276	3,438
CSC Holdings LLC
11.25%, 5/15/2028 (c)	2,528	2,465
11.75%, 1/31/2029 (c)	2,496	2,435
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (c)	2,807	2,822
CVR Energy, Inc. 8.50%, 1/15/2029 (c)	2,569	2,491
CVR Partners LP 6.13%, 6/15/2028 (c)	736	706
Delek Logistics Partners LP 8.63%, 3/15/2029 (c)	3,363	3,451
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Directv Financing LLC 5.88%, 8/15/2027 (c)	4,104	3,951
Discovery Communications LLC 4.95%, 5/15/2042	50	38
Dominion Energy, Inc. 3.90%, 10/1/2025	100	99
Domtar Corp. 6.75%, 10/1/2028 (c)	2,476	2,264
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (c)	2,400	2,316
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (c)	2,698	2,715
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	3,568	3,515
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (g)	1,779	1,866
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (c)	2,722	2,737
Encore Capital Group, Inc. 9.25%, 4/1/2029 (c)	270	287
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a) (c)	2,382	2,287
4.38%, 3/31/2029 (c)	1,470	1,375
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (g)	450	455
Entergy Corp. 0.90%, 9/15/2025	97	94
EQM Midstream Partners LP
7.50%, 6/1/2027 (c)	3,189	3,261
6.50%, 7/1/2027 (c)	2,689	2,751
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (c)	3,311	3,424
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	1,771	1,682
Ferrellgas LP
5.38%, 4/1/2026 (c)	1,706	1,694
5.88%, 4/1/2029 (c)	1,878	1,753
Five Point Operating Co. LP 10.50%, 1/15/2028 (c) (k)	1,372	1,405
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (c)	935	917
Freedom Mortgage Corp.
7.63%, 5/1/2026 (c)	2,900	2,910
6.63%, 1/15/2027 (c)	2,434	2,405
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	19

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (c)	860	881
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	3,289	3,282
5.00%, 5/1/2028 (c)	3,921	3,855
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (c)	1,451	1,549
GCI LLC 4.75%, 10/15/2028 (c)	2,813	2,655
Gen Digital, Inc. 6.75%, 9/30/2027 (c)	3,022	3,074
Genesis Energy LP
8.00%, 1/15/2027	3,589	3,653
7.75%, 2/1/2028	1,630	1,646
Global Net Lease, Inc. REIT, 3.75%, 12/15/2027 (c)	2,785	2,554
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (c)	2,872	2,838
Goldman Sachs Bank USA (SOFR + 0.77%), 5.62%, 3/18/2027 (g)	320	320
Goldman Sachs Group, Inc. (The)
0.88%, 1/21/2030 (b)	EUR600	578
(SOFR + 1.14%), 4.69%, 10/23/2030 (g)	720	711
Goodyear Tire & Rubber Co. (The) 9.50%, 5/31/2025	1,609	1,614
Gray Television, Inc. 10.50%, 7/15/2029 (c)	3,526	3,663
Griffon Corp. 5.75%, 3/1/2028	2,856	2,805
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	3,079	2,891
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (c)	3,865	3,569
Harvest Midstream I LP 7.50%, 9/1/2028 (c)	2,908	2,942
Healthpeak OP LLC REIT, 3.40%, 2/1/2025	263	262
Heartland Dental LLC 10.50%, 4/30/2028 (c)	2,759	2,936
Herc Holdings, Inc. 5.50%, 7/15/2027 (c)	2,998	2,978
Hertz Corp. (The) 12.63%, 7/15/2029 (a) (c)	3,090	3,276
Hess Midstream Operations LP 6.50%, 6/1/2029 (c)	477	485
Hilcorp Energy I LP 5.75%, 2/1/2029 (c)	2,696	2,587
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Hilton Domestic Operating Co., Inc. 5.75%, 5/1/2028 (c)	951	953
HLF Financing Sarl LLC 12.25%, 4/15/2029 (c)	3,095	3,113
Howard Hughes Corp. (The) 4.13%, 2/1/2029 (c)	415	382
Hunt Cos., Inc. 5.25%, 4/15/2029 (c)	2,744	2,601
Huntington Bancshares, Inc. (SOFR + 2.02%), 6.21%, 8/21/2029 (g)	50	52
Hyundai Capital America 4.30%, 9/24/2027 (c)	71	70
Icahn Enterprises LP
5.25%, 5/15/2027	3,008	2,802
4.38%, 2/1/2029	1,519	1,267
Ingevity Corp. 3.88%, 11/1/2028 (c)	2,730	2,512
International Game Technology plc
4.13%, 4/15/2026 (c)	3,685	3,632
6.25%, 1/15/2027 (c)	200	202
Iron Mountain, Inc.
REIT, 5.00%, 7/15/2028 (c)	1,934	1,885
REIT, 7.00%, 2/15/2029 (c)	2,164	2,225
ITT Holdings LLC 6.50%, 8/1/2029 (c)	1,887	1,744
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (c)	2,578	2,537
Jazz Securities DAC 4.38%, 1/15/2029 (a) (c)	3,962	3,749
Jefferies Finance LLC 5.00%, 8/15/2028 (c)	2,283	2,106
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (c)	2,251	2,145
KeHE Distributors LLC 9.00%, 2/15/2029 (c)	3,299	3,416
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	2,142	1,964
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (g)	2,250	2,374
LABL, Inc. 5.88%, 11/1/2028 (c)	2,683	2,491
Lamar Media Corp. 3.75%, 2/15/2028	2,411	2,292
Level 3 Financing, Inc. 10.50%, 4/15/2029 (c)	3,370	3,752
Liberty Mutual Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.13%, 12/15/2051 (c) (g)	724	683
Life Time, Inc. 5.75%, 1/15/2026 (c)	2,751	2,749
LifePoint Health, Inc. 4.38%, 2/15/2027 (c)	3,348	3,246
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Light & Wonder International, Inc. 7.00%, 5/15/2028 (c)	2,887	2,899
Lithia Motors, Inc. 3.88%, 6/1/2029 (c)	3,202	2,938
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (c)	1,052	1,024
3.75%, 1/15/2028 (c)	3,601	3,411
Madison IAQ LLC 4.13%, 6/30/2028 (c)	3,964	3,762
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (c)	2,720	2,971
Marathon Petroleum Corp. 4.70%, 5/1/2025	349	349
Matador Resources Co. 6.88%, 4/15/2028 (c)	420	428
Match Group Holdings II LLC 4.63%, 6/1/2028 (c)	2,593	2,494
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (c)	3,285	3,375
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	2,449	2,400
Medline Borrower LP
3.88%, 4/1/2029 (c)	1,507	1,410
6.25%, 4/1/2029 (c)	3,723	3,788
5.25%, 10/1/2029 (c)	3,905	3,782
Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (c)	4,095	2,947
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (c)	1,661	1,570
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (c)	3,550	3,526
Molina Healthcare, Inc. 4.38%, 6/15/2028 (c)	688	660
Moog, Inc. 4.25%, 12/15/2027 (c)	2,267	2,161
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026 (a) (c)	2,141	2,119
6.00%, 1/15/2027 (c)	3,176	3,164
Navient Corp.
5.00%, 3/15/2027	2,227	2,189
4.88%, 3/15/2028	379	361
5.50%, 3/15/2029	1,294	1,233
NCL Corp. Ltd.
5.88%, 2/15/2027 (c)	3,775	3,771
8.38%, 2/1/2028 (c)	3,207	3,359
8.13%, 1/15/2029 (c)	2,135	2,263
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	3,515	3,869
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
NCR Voyix Corp. 5.00%, 10/1/2028 (c)	2,943	2,831
Necessity Retail REIT, Inc. REIT, 4.50%, 9/30/2028 (c)	2,764	2,546
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (c)	4,012	3,749
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	3,266	3,039
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (c)	2,703	2,616
New Fortress Energy, Inc. 6.50%, 9/30/2026 (c)	2,969	2,750
Newell Brands, Inc.
4.88%, 6/1/2025	1,233	1,231
6.38%, 9/15/2027 (a)	1,829	1,848
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (c)	2,463	2,429
News Corp. 3.88%, 5/15/2029 (c)	3,470	3,229
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	1,690	1,661
4.75%, 11/1/2028 (c)	1,689	1,588
NextEra Energy Operating Partners LP
3.88%, 10/15/2026 (c)	2,922	2,817
7.25%, 1/15/2029 (c)	176	181
NGL Energy Operating LLC 8.13%, 2/15/2029 (c)	3,036	3,056
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (c)	2,718	2,744
Novelis Corp. 3.25%, 11/15/2026 (c)	2,011	1,935
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (c)	3,299	3,105
9.75%, 11/15/2028 (c)	2,372	2,516
OneMain Finance Corp.
3.50%, 1/15/2027	3,757	3,586
3.88%, 9/15/2028	1,347	1,242
9.00%, 1/15/2029	351	372
Organon & Co. 4.13%, 4/30/2028 (c)	4,092	3,877
Outfront Media Capital LLC
5.00%, 8/15/2027 (c)	811	799
4.25%, 1/15/2029 (c)	776	728
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	2,775	2,761
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (c)	3,006	2,871
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	21

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (g)	1,114	1,031
Pattern Energy Operations LP 4.50%, 8/15/2028 (c)	264	252
PBF Holding Co. LLC 6.00%, 2/15/2028	3,100	3,009
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (c)	1,888	1,879
Penske Automotive Group, Inc. 3.50%, 9/1/2025	472	465
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	3,253	3,225
Permian Resources Operating LLC 8.00%, 4/15/2027 (c)	3,570	3,669
PetSmart, Inc.
4.75%, 2/15/2028 (c)	3,186	3,029
7.75%, 2/15/2029 (c)	2,266	2,199
PG&E Corp. 5.00%, 7/1/2028	2,012	1,962
Phinia, Inc. 6.75%, 4/15/2029 (c)	385	393
Pike Corp. 5.50%, 9/1/2028 (c)	2,554	2,503
Playtika Holding Corp. 4.25%, 3/15/2029 (c)	2,839	2,561
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	292	292
3.38%, 8/31/2027 (c)	1,900	1,788
6.25%, 1/15/2028 (c)	3,132	3,129
PTC, Inc.
3.63%, 2/15/2025 (c)	252	251
4.00%, 2/15/2028 (c)	2,031	1,943
QVC, Inc. 6.88%, 4/15/2029 (a) (c)	2,354	2,028
Range Resources Corp. 8.25%, 1/15/2029	2,552	2,629
Realty Income Corp. REIT, 4.88%, 7/6/2030	EUR1,600	1,853
Rithm Capital Corp. REIT, 8.00%, 4/1/2029 (c)	2,874	2,868
Rocket Mortgage LLC 2.88%, 10/15/2026 (c)	4,110	3,911
Rocket Software, Inc. 9.00%, 11/28/2028 (c)	3,508	3,654
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (c)	1,841	1,806
5.50%, 8/31/2026 (c)	2,568	2,571
5.38%, 7/15/2027 (c)	2,790	2,785
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
5.50%, 4/1/2028 (c)	882	882
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	3,138	3,160
Sabre GLBL, Inc.
8.63%, 6/1/2027 (a) (c)	2,189	2,113
11.25%, 12/15/2027 (c)	1,820	1,875
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	3,450	3,339
REIT, 3.13%, 2/1/2029	2,983	2,715
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (c)	3,923	3,756
SCIL IV LLC 5.38%, 11/1/2026 (c)	1,762	1,740
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (c)	2,085	1,618
Sealed Air Corp. 6.13%, 2/1/2028 (c)	1,995	2,016
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,387	2,279
Simmons Foods, Inc. 4.63%, 3/1/2029 (c)	3,130	2,899
Sirius XM Radio, Inc.
3.13%, 9/1/2026 (c)	2,258	2,166
4.00%, 7/15/2028 (c)	4,184	3,909
SLM Corp.
4.20%, 10/29/2025	410	402
3.13%, 11/2/2026	2,301	2,182
Southern Power Co. 1.85%, 6/20/2026	EUR150	161
Stagwell Global LLC 5.63%, 8/15/2029 (a) (c)	3,029	2,880
Staples, Inc. 10.75%, 9/1/2029 (c)	3,871	3,743
Starwood Property Trust, Inc.
REIT, 4.38%, 1/15/2027 (c)	36	35
REIT, 7.25%, 4/1/2029 (c)	3,369	3,447
Station Casinos LLC 4.50%, 2/15/2028 (c)	2,843	2,713
Sunoco LP
6.00%, 4/15/2027	694	695
7.00%, 9/15/2028 (c)	2,126	2,185
7.00%, 5/1/2029 (c)	256	264
TEGNA, Inc.
4.75%, 3/15/2026 (c)	1,120	1,108
4.63%, 3/15/2028	3,163	2,970
Teleflex, Inc. 4.25%, 6/1/2028 (c)	1,421	1,362
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (c)	3,167	2,918
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Tenet Healthcare Corp.
6.25%, 2/1/2027	2,431	2,433
5.13%, 11/1/2027	2,989	2,964
4.63%, 6/15/2028	3,102	2,999
Tenneco, Inc. 8.00%, 11/17/2028 (c)	4,115	3,810
Time Warner Cable LLC 5.50%, 9/1/2041	2,650	2,232
Townsquare Media, Inc. 6.88%, 2/1/2026 (c)	2,633	2,623
TransDigm, Inc.
5.50%, 11/15/2027	3,595	3,564
6.75%, 8/15/2028 (c)	3,581	3,658
4.63%, 1/15/2029	3,687	3,501
6.38%, 3/1/2029 (c)	3,708	3,764
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (c)	3,394	3,492
Travel + Leisure Co. 6.63%, 7/31/2026 (c)	2,348	2,368
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	1,397	1,270
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	574	593
Triumph Group, Inc. 9.00%, 3/15/2028 (c)	3,241	3,377
Tronox, Inc. 4.63%, 3/15/2029 (c)	3,641	3,303
United Airlines, Inc.
4.38%, 4/15/2026 (c)	3,700	3,636
4.63%, 4/15/2029 (c)	3,969	3,799
United Rentals North America, Inc. 3.88%, 11/15/2027	2,595	2,498
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (c)	3,384	3,367
5.75%, 6/15/2027 (c)	1,249	1,227
Uniti Group LP
REIT, 10.50%, 2/15/2028 (c)	3,556	3,788
REIT, 4.75%, 4/15/2028 (c)	4,284	3,938
Univision Communications, Inc.
6.63%, 6/1/2027 (c)	3,204	3,179
8.00%, 8/15/2028 (c)	3,549	3,607
4.50%, 5/1/2029 (c)	982	872
Urban One, Inc. 7.38%, 2/1/2028 (c)	1,915	1,420
US Acute Care Solutions LLC 9.75%, 5/15/2029 (c)	2,919	2,977
Ventas Realty LP REIT, 2.65%, 1/15/2025	69	69
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	3,716	3,856
9.50%, 2/1/2029 (c)	3,518	3,888
Victoria's Secret & Co. 4.63%, 7/15/2029 (c)	2,821	2,486
Viking Cruises Ltd. 7.00%, 2/15/2029 (c)	1,490	1,502
Vistra Operations Co. LLC 5.00%, 7/31/2027 (c)	2,538	2,505
Walgreens Boots Alliance, Inc. 8.13%, 8/15/2029	2,938	2,920
Warnermedia Holdings, Inc. 4.30%, 1/17/2030	EUR2,050	2,244
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (c)	3,179	3,171
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (c) (l)	227	93
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	2,795	2,861
6.38%, 3/15/2029 (c)	1,330	1,357
Western Alliance Bancorp (3-MONTH CME TERM SOFR + 2.25%), 3.00%, 6/15/2031 (g)	823	760
Westlake Corp. 1.63%, 7/17/2029	EUR2,350	2,350
Williams Scotsman, Inc.
6.13%, 6/15/2025 (c)	952	951
4.63%, 8/15/2028 (c)	2,496	2,386
Windstream Escrow LLC 7.75%, 8/15/2028	4	0
Windstream Services LLC 7.75%, 8/15/2028 (c)	3,918	3,940
WPC Eurobond BV REIT, 1.35%, 4/15/2028	EUR2,350	2,388
WR Grace Holdings LLC 4.88%, 6/15/2027 (c)	1,075	1,055
Xerox Holdings Corp.
5.00%, 8/15/2025 (c)	287	282
5.50%, 8/15/2028 (c)	2,586	2,121
XHR LP REIT, 6.38%, 8/15/2025 (c)	2,493	2,492
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (c)	4,402	3,918
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (c)	2,873	2,617
		760,659
Total Corporate Bonds (Cost $874,347)		887,844
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	23

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 8.9%
Australia — 1.0%
Commonwealth of Australia
3.25%, 4/21/2029 (b)	AUD1,600	1,017
2.75%, 11/21/2029 (b)	AUD25	15
1.50%, 6/21/2031 (b)	AUD4,300	2,378
3.75%, 5/21/2034 (b)	AUD34,710	21,545
2.75%, 6/21/2035 (b)	AUD5,646	3,159
3.00%, 3/21/2047 (b)	AUD374	182
1.75%, 6/21/2051 (b)	AUD890	308
		28,604
Belgium — 0.3%
Dexia SA 0.25%, 12/10/2026 (b)	GBP4,200	4,928
Kingdom of Belgium
0.90%, 6/22/2029 (b)	EUR10	10
1.00%, 6/22/2031 (b)	EUR30	29
3.00%, 6/22/2034 (b)	EUR15	16
2.85%, 10/22/2034 (b)	EUR610	656
1.45%, 6/22/2037 (b)	EUR473	425
1.90%, 6/22/2038 (b)	EUR995	930
3.75%, 6/22/2045 (b)	EUR575	659
1.60%, 6/22/2047 (b)	EUR267	209
1.70%, 6/22/2050 (b)	EUR1,276	980
2.15%, 6/22/2066 (b)	EUR692	551
0.65%, 6/22/2071 (b)	EUR155	70
		9,463
Canada — 0.9%
Canada Government Bond
1.00%, 9/1/2026	CAD3,895	2,697
1.25%, 3/1/2027	CAD1,320	910
1.00%, 6/1/2027	CAD575	393
0.50%, 12/1/2030	CAD62	38
1.50%, 6/1/2031	CAD3,765	2,444
1.50%, 12/1/2031	CAD460	296
2.75%, 6/1/2033	CAD20	14
3.00%, 6/1/2034	CAD16,040	11,311
4.00%, 6/1/2041	CAD40	31
3.50%, 12/1/2045	CAD460	340
2.75%, 12/1/2048	CAD403	263
2.00%, 12/1/2051	CAD1,964	1,082
2.75%, 12/1/2064	CAD1,027	664
Province of Alberta 2.90%, 12/1/2028	CAD410	291
Province of British Columbia
4.70%, 6/18/2037	CAD880	670
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — continued
2.95%, 6/18/2050	CAD505	289
Province of Ontario 0.01%, 11/25/2030 (b)	EUR5,800	5,328
		27,061
Denmark — 0.1%
Kingdom of Denmark
1.75%, 11/15/2025	DKK2,373	345
0.50%, 11/15/2027	DKK3,009	420
0.50%, 11/15/2029	DKK4,850	655
2.25%, 11/15/2033	DKK1,145	168
4.50%, 11/15/2039	DKK3,192	586
0.25%, 11/15/2052	DKK2,400	199
		2,373
France — 0.8%
French Republic
2.75%, 2/25/2029 (b)	EUR10	11
0.00%, 5/25/2032 (b)	EUR7,030	6,151
2.00%, 11/25/2032 (b)	EUR6,110	6,187
1.25%, 5/25/2034 (b)	EUR2,215	2,049
1.25%, 5/25/2036 (b)	EUR4,102	3,630
1.75%, 6/25/2039 (b)	EUR2,273	2,032
0.75%, 5/25/2053 (b)	EUR1,939	1,065
1.75%, 5/25/2066 (b)	EUR851	580
		21,705
Germany — 0.5%
Bundesobligation 2.10%, 4/12/2029 (b)	EUR7,548	8,161
Bundesrepublik Deutschland
4.00%, 1/4/2037 (b)	EUR40	50
3.25%, 7/4/2042 (b)	EUR20	24
0.00%, 8/15/2050 (b)	EUR2,067	1,171
0.00%, 8/15/2052 (b)	EUR540	291
1.80%, 8/15/2053 (b)	EUR1,560	1,430
2.50%, 8/15/2054 (b)	EUR2,543	2,712
		13,839
Hungary — 0.2%
Hungary Government Bond
0.13%, 9/21/2028 (c)	EUR893	858
2.13%, 9/22/2031 (c)	1,158	928
5.38%, 9/12/2033 (b)	EUR300	345
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Hungary — continued
1.75%, 6/5/2035 (b)	EUR300	253
7.00%, 10/24/2035	HUF1,085,980	2,901
		5,285
Italy — 0.8%
Buoni Poliennali del Tesoro
1.85%, 7/1/2025 (b)	EUR1	1
3.85%, 9/15/2026 (b)	EUR40	44
1.10%, 4/1/2027 (b)	EUR40	42
2.80%, 6/15/2029 (b)	EUR670	723
3.85%, 12/15/2029 (b)	EUR210	237
3.50%, 3/1/2030 (b)	EUR8,415	9,369
1.65%, 3/1/2032 (b)	EUR643	627
3.35%, 3/1/2035 (b)	EUR6,180	6,592
1.45%, 3/1/2036 (b)	EUR330	286
2.25%, 9/1/2036 (b)	EUR272	256
0.95%, 3/1/2037 (b)	EUR960	760
3.25%, 3/1/2038 (b)	EUR1,832	1,875
4.45%, 9/1/2043 (b)	EUR130	149
2.15%, 9/1/2052 (b)	EUR450	335
4.50%, 10/1/2053 (b)	EUR20	23
2.15%, 3/1/2072 (b)	EUR391	267
		21,586
Japan — 1.5%
Japan Bank for International Cooperation
4.25%, 1/26/2026	4,464	4,447
1.63%, 1/20/2027	674	634
Japan Government Bond
0.10%, 3/20/2031	JPY528,700	3,369
1.90%, 3/20/2031	JPY38,400	273
1.80%, 9/20/2031	JPY54,500	386
0.50%, 3/20/2033	JPY251,750	1,622
1.10%, 3/20/2033	JPY63,650	430
1.70%, 6/20/2033	JPY296,150	2,097
1.40%, 9/20/2034	JPY103,650	712
1.20%, 12/20/2034	JPY292,000	1,966
1.20%, 3/20/2035	JPY288,000	1,935
0.40%, 3/20/2036	JPY271,100	1,651
0.60%, 9/20/2037	JPY513,900	3,121
0.50%, 12/20/2038	JPY289,150	1,692
0.30%, 6/20/2039	JPY457,750	2,573
0.30%, 12/20/2039	JPY455,000	2,528
0.40%, 6/20/2040	JPY311,250	1,738
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Japan — continued
0.50%, 3/20/2041	JPY243,700	1,362
0.90%, 6/20/2042	JPY223,250	1,304
0.60%, 12/20/2046	JPY100,600	505
0.80%, 6/20/2047	JPY168,700	879
0.80%, 12/20/2047	JPY378,900	1,956
0.70%, 6/20/2048	JPY189,550	947
0.40%, 9/20/2049	JPY116,200	520
0.40%, 12/20/2049	JPY159,250	710
0.40%, 3/20/2050	JPY303,150	1,341
0.70%, 12/20/2050	JPY54,950	261
1.00%, 3/20/2052	JPY659,500	3,325
		44,284
Mexico — 0.4%
Mex Bonos Desarr Fix Rt 7.75%, 5/29/2031	MXN156,000	6,985
United Mexican States
5.40%, 2/9/2028	964	968
2.66%, 5/24/2031	1,110	922
4.75%, 4/27/2032	995	926
6.75%, 9/27/2034	1,140	1,188
6.35%, 2/9/2035	800	803
		11,792
Netherlands — 0.1%
Kingdom of Netherlands
0.00%, 7/15/2030 (b)	EUR25	24
2.50%, 1/15/2033 (b)	EUR30	33
2.50%, 7/15/2034 (b)	EUR30	32
4.00%, 1/15/2037 (b)	EUR10	12
0.50%, 1/15/2040 (b)	EUR340	265
3.75%, 1/15/2042 (b)	EUR27	33
2.75%, 1/15/2047 (b)	EUR1,030	1,115
0.00%, 1/15/2052 (b)	EUR665	350
2.00%, 1/15/2054 (b)	EUR235	217
		2,081
Peru — 0.0% ^
Republic of Peru 1.86%, 12/1/2032	487	378
Romania — 0.0% ^
Romania Government Bond 2.00%, 4/14/2033 (c)	EUR1,470	1,235
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	25

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (c)	2,350	2,363
2.25%, 2/2/2033 (c)	914	739
		3,102
South Korea — 0.2%
Export-Import Bank of Korea
0.75%, 9/21/2025	4,217	4,073
4.88%, 1/11/2026	1,394	1,396
Republic of Korea 0.00%, 9/16/2025	EUR1,276	1,352
		6,821
Spain — 0.7%
Bonos and Obligaciones del Estado
2.80%, 5/31/2026	EUR35	38
1.30%, 10/31/2026 (b)	EUR10	11
0.00%, 1/31/2027	EUR10	10
1.50%, 4/30/2027 (b)	EUR46	49
1.40%, 7/30/2028 (b)	EUR13	13
0.80%, 7/30/2029	EUR40	40
2.55%, 10/31/2032 (b)	EUR4,803	5,094
3.15%, 4/30/2033 (b)	EUR4,992	5,508
2.35%, 7/30/2033 (b)	EUR1,420	1,472
3.55%, 10/31/2033 (b)	EUR3,199	3,626
3.90%, 7/30/2039 (b)	EUR1,760	2,020
1.00%, 7/30/2042 (b)	EUR637	467
5.15%, 10/31/2044 (b)	EUR465	620
2.90%, 10/31/2046 (b)	EUR552	540
1.90%, 10/31/2052 (b)	EUR110	83
3.45%, 7/30/2066 (b)	EUR446	453
1.45%, 10/31/2071 (b)	EUR170	94
		20,138
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026 (b)	SEK5,010	462
0.75%, 5/12/2028 (b)	SEK1,985	179
0.75%, 11/12/2029 (b)	SEK5,915	524
3.50%, 3/30/2039 (b)	SEK2,505	270
0.50%, 11/24/2045 (b)	SEK470	31
		1,466
United Kingdom — 1.2%
United Kingdom of Great Britain and Northern Ireland
1.63%, 10/22/2028 (b)	GBP2,250	2,638
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
0.50%, 1/31/2029 (b)	GBP3,057	3,384
0.38%, 10/22/2030 (b)	GBP5,025	5,191
1.00%, 1/31/2032 (b)	GBP2,110	2,168
4.25%, 6/7/2032 (b)	GBP240	309
0.88%, 7/31/2033 (b)	GBP5,385	5,195
0.63%, 7/31/2035 (b)	GBP1,282	1,118
1.75%, 9/7/2037 (b)	GBP1,473	1,384
1.13%, 1/31/2039 (b)	GBP716	590
4.25%, 12/7/2040 (b)	GBP1,059	1,292
1.25%, 10/22/2041 (b)	GBP780	602
4.50%, 12/7/2042 (b)	GBP880	1,094
0.88%, 1/31/2046 (b)	GBP1,697	1,050
4.25%, 12/7/2046 (b)	GBP965	1,141
4.25%, 12/7/2049 (b)	GBP382	449
1.25%, 7/31/2051 (b)	GBP938	563
3.75%, 7/22/2052 (b)	GBP488	523
3.75%, 10/22/2053 (b)	GBP205	218
4.38%, 7/31/2054 (b)	GBP1,080	1,283
4.25%, 12/7/2055 (b)	GBP386	450
1.75%, 7/22/2057 (b)	GBP649	421
4.00%, 1/22/2060 (b)	GBP575	640
0.50%, 10/22/2061 (b)	GBP1,100	406
3.50%, 7/22/2068 (b)	GBP723	721
1.63%, 10/22/2071 (b)	GBP744	416
1.13%, 10/22/2073 (b)	GBP105	47
		33,293
Total Foreign Government Securities (Cost $273,551)		254,506
	SHARES (000)
Investment Companies — 4.6%
United States — 4.6%
JPMorgan Income Fund, Class R6 Shares (m)(Cost $131,021)	15,254	129,656
INVESTMENTS	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.3%
U.S. Treasury Notes
4.13%, 1/31/2025 (n)	37,540	37,490
3.38%, 9/15/2027	200	196
Total U.S. Treasury Obligations (Cost $37,652)		37,686
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 0.4%
United States — 0.4%
FHLMC UMBS, 30 Year
Pool # SD8277, 12/1/2052	USD2,844	2,824
Pool # SD8290, 1/1/2053	USD2,748	2,766
FNMA UMBS, 30 Year Pool # FS1583, 3.00%, 4/1/2052	USD6,513	5,666
Total Mortgage-Backed Securities (Cost $11,239)		11,256
Supranational — 0.1%
Asian Development Bank, 3.40%, 9/10/2027 (b)	AUD3,030	1,940
European Union, 3.00%, 3/4/2053 (b)	EUR983	999
Inter-American Development Bank, 4.40%, 1/26/2026	CAD614	447
Total Supranational (Cost $3,727)		3,386
Loan Assignments — 0.0% ‡ (g) (o) ^
United States — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR), 12.00%, 12/31/2024	15	1
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (TERM SOFR + 11.50% + 0.10%), 16.71%, 6/30/2026	23	24
Moran Foods LLC, 1st Lien Term Loan
(TERM SOFR + 5.25% (PIK) + 2.00% (Cash) + 0.10% (CAS)), 11.95%, 6/30/2026	312	150
(TERM SOFR + 5.25% (PIK) + 2.00% (Cash) + 0.10% (CAS)), 11.95%, 6/30/2026	860	680
Total Loan Assignments (Cost $1,098)		855
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ * (e)(Cost $414)	—	540
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (p)	123	113
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (p)	181	160
Total Commercial Mortgage-Backed Securities (Cost $305)		273
	SHARES (000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡(Cost $39)	40	36
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd., expiring 9/24/2027, price 1.00 USD ‡ *(Cost $—)	1	9
	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
CHL Mortgage Pass-Through Trust Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 5.45%, 4/25/2036 (p)	—	—
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 5.23%, 1/25/2047 (p)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 5.78%, 11/25/2035 (p)	—	—
Total Collateralized Mortgage Obligations (Cost $—)		—
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	27

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 2.9%
Commercial Paper — 0.0% ^
First Abu Dhabi Bank PJSC, 5.50%, 1/7/2025 (c)	250	248
Procter & Gamble Co. (The), 5.22%, 3/11/2025 (c)	250	246
Total Commercial Paper (Cost $493)		494
	SHARES (000)
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (m) (q) (Cost $70,691)	70,672	70,700
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market FundAgency SL Class Shares, 4.85% (m) (q) (Cost $12,483)	12,485	12,484
Total Short-Term Investments (Cost $83,667)		83,678
Total Investments — 100.0% (Cost $2,455,865)		2,858,182
Liabilities in Excess of Other Assets — (0.0)%		(978)
NET ASSETS — 100.0%		2,857,204

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CAS	Credit Adjustment Spread
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CME	Chicago Mercantile Exchange
CVA	Certificaten Van Aandelen (Dutch Certificate)
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
HUF	Hungarian Forint
ICE	Intercontinental Exchange
JPY	Japanese Yen
MXN	Mexican Peso
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $11,980.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	Fund is subject to legal or contractual restrictions on the resale of the security.
(f)	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is $1,474 and $0, respectively.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of October 31, 2024.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of October 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Funds	October 31, 2024

(j)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
October 31, 2024 is $4,149 or 0.15% of the Fund’s
net assets as of October 31, 2024.

(k)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of October 31, 2024.

(l)	Defaulted security.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of October 31, 2024.

(q)	The rate shown is the current yield as of October 31, 2024.
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	8.9%
Banks	6.2
Semiconductors & Semiconductor Equipment	6.2
Oil, Gas & Consumable Fuels	4.7
Fixed Income	4.5
Hotels, Restaurants & Leisure	3.8
Software	3.8
Financial Services	3.3
Capital Markets	3.2
Pharmaceuticals	2.9
Media	2.8
Broadline Retail	2.6
Health Care Providers & Services	2.3
Insurance	2.2
Technology Hardware, Storage & Peripherals	2.1
Chemicals	2.0
Interactive Media & Services	1.9
Specialty Retail	1.8
Electric Utilities	1.7
Aerospace & Defense	1.6
Beverages	1.4
U.S. Treasury Notes	1.3
Machinery	1.3
Health Care Equipment & Supplies	1.2
Diversified Telecommunication Services	1.1
Textiles, Apparel & Luxury Goods	1.1
Food Products	1.1
Biotechnology	1.0
Consumer Staples Distribution & Retail	1.0
IT Services	1.0
Others (each less than 1.0%)	17.1
Short-Term Investments	2.9
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	29

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	79	12/06/2024	EUR	10,155	(74)
Euro-BTP	1,618	12/06/2024	EUR	210,405	(1,694)
Euro-Buxl 30 Year Bond	28	12/06/2024	EUR	4,025	(78)
Euro-Schatz	301	12/06/2024	EUR	34,891	(32)
Short-Term Euro-BTP	97	12/06/2024	EUR	11,276	(2)
Japan 10 Year Bond Mini	168	12/12/2024	JPY	15,922	(14)
Japan 10 Year Bond	14	12/13/2024	JPY	13,270	(14)
Australia 3 Year Bond	7	12/16/2024	AUD	486	(8)
Foreign Exchange EUR/USD	66	12/16/2024	USD	8,990	(155)
Foreign Exchange JPY/USD	342	12/16/2024	USD	28,292	(1,847)
Canada 5 Year Bond	20	12/18/2024	CAD	1,635	(13)
U.S. Treasury 10 Year Note	749	12/19/2024	USD	82,741	(3,009)
U.S. Treasury 10 Year Ultra Note	30	12/19/2024	USD	3,413	(151)
MSCI EAFE E-Mini Index	5	12/20/2024	USD	589	(25)
MSCI Emerging Markets E-Mini Index	1,816	12/20/2024	USD	102,322	(2,824)
S&P 500 E-Mini Equal Weight Index	643	12/20/2024	USD	92,341	(202)
S&P 500 E-Mini Index	1,020	12/20/2024	USD	292,561	2,217
S&P MidCap 400 E-Mini Index	277	12/20/2024	USD	86,236	(1,063)
U.S. Treasury 5 Year Note	884	12/31/2024	USD	94,816	(1,956)
3 Month Euribor	166	06/16/2025	EUR	44,185	(55)
3 Month Euribor	166	09/15/2025	EUR	44,214	(91)
3 Month SOFR	93	12/16/2025	USD	22,385	(179)
					(11,269)
Short Contracts
Euro-Bund	(102)	12/06/2024	EUR	(14,620)	341
U.S. Treasury 10 Year Note	(131)	12/19/2024	USD	(14,471)	498
U.S. Treasury Ultra Bond	(154)	12/19/2024	USD	(19,317)	1,219
MSCI EAFE E-Mini Index	(367)	12/20/2024	USD	(43,170)	(265)
Long Gilt	(22)	12/27/2024	GBP	(2,668)	6
3 Month Euribor	(166)	12/14/2026	EUR	(44,151)	102
3 Month Euribor	(166)	03/15/2027	EUR	(44,137)	97
3 Month SOFR	(93)	06/15/2027	USD	(22,397)	152
					2,150
					(9,119)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Funds	October 31, 2024

Forward foreign currency exchange contracts outstanding as of October 31, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	513	AUD	837	Citibank, NA	11/25/2024	8
EUR	507	CAD	760	BNP Paribas	11/25/2024	5
EUR	1,200	USD	1,298	Citibank, NA	11/25/2024	8
EUR	10,144	USD	11,032	HSBC Bank, NA	11/25/2024	12
GBP	432	JPY	83,779	Citibank, NA	11/25/2024	5
ILS	4,381	USD	1,166	Morgan Stanley	11/25/2024	7
JPY	52,884	EUR	320	HSBC Bank, NA	11/25/2024	— (a)
JPY	82,792	GBP	418	Citibank, NA	11/25/2024	7
USD	273	AUD	413	HSBC Bank, NA	11/25/2024	1
USD	19,612	AUD	29,134	Morgan Stanley	11/25/2024	435
USD	563	CAD	774	Citibank, NA	11/25/2024	6
USD	478	CAD	662	HSBC Bank, NA	11/25/2024	3
USD	273	DKK	1,861	Morgan Stanley	11/25/2024	2
USD	4,379	EUR	4,015	BNP Paribas	11/25/2024	8
USD	1,402	EUR	1,285	Citibank, NA	11/25/2024	4
USD	3,949	EUR	3,602	Goldman Sachs International	11/25/2024	28
USD	561	GBP	430	Citibank, NA	11/25/2024	7
USD	1,326	GBP	1,021	HSBC Bank, NA	11/25/2024	10
USD	4,980	GBP	3,817	Morgan Stanley	11/25/2024	57
USD	2,596	HUF	953,897	BNP Paribas	11/25/2024	56
USD	232	IDR	3,593,588	Goldman Sachs International**	11/25/2024	3
USD	1,602	JPY	242,464	BNP Paribas	11/25/2024	2
USD	563	JPY	83,950	Citibank, NA	11/25/2024	9
USD	9,441	MXN	183,611	Morgan Stanley	11/25/2024	299
Total unrealized appreciation						982
AUD	718	USD	483	Barclays Bank plc	11/25/2024	(11)
AUD	839	USD	564	BNP Paribas	11/25/2024	(12)
AUD	461	USD	307	Royal Bank of Canada	11/25/2024	(4)
CAD	802	USD	587	Morgan Stanley	11/25/2024	(11)
CAD	4,722	USD	3,426	State Street Corp.	11/25/2024	(33)
CHF	480	EUR	515	TD Bank Financial Group	11/25/2024	(3)
CHF	480	USD	565	BNP Paribas	11/25/2024	(7)
CHF	4,155	USD	4,854	Morgan Stanley	11/25/2024	(32)
CLP	423,465	USD	457	Goldman Sachs International**	11/25/2024	(16)
COP	4,530,571	USD	1,062	BNP Paribas**	11/25/2024	(41)
CZK	34,522	USD	1,494	Morgan Stanley	11/25/2024	(10)
EUR	504	JPY	83,480	Goldman Sachs International	11/25/2024	(2)
EUR	15,776	USD	17,265	Citibank, NA	11/25/2024	(88)
GBP	430	USD	559	Barclays Bank plc	11/25/2024	(5)
GBP	431	USD	562	Citibank, NA	11/25/2024	(6)
HUF	112,065	USD	301	Goldman Sachs International	11/25/2024	(3)
IDR	105,433,950	USD	6,751	Citigroup Global Markets Holdings, Inc.**	11/25/2024	(42)
JPY	83,237	USD	563	BNP Paribas	11/25/2024	(13)
JPY	145,163	USD	988	Citibank, NA	11/25/2024	(30)
JPY	145,088	USD	988	Goldman Sachs International	11/25/2024	(30)
JPY	8,123,864	USD	54,665	Morgan Stanley	11/25/2024	(1,053)
KRW	15,844,011	USD	11,702	Citigroup Global Markets Holdings, Inc.**	11/25/2024	(172)
MXN	4,530	USD	233	Barclays Bank plc	11/25/2024	(8)
MXN	89,899	USD	4,490	Goldman Sachs International	11/25/2024	(14)
NOK	8,707	USD	811	Morgan Stanley	11/25/2024	(20)
NZD	925	USD	562	BNP Paribas	11/25/2024	(9)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	31

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
NZD	922	USD	565	Citibank, NA	11/25/2024	(14)
NZD	3,896	USD	2,373	State Street Corp.	11/25/2024	(44)
PEN	2,284	USD	607	BNP Paribas**	11/25/2024	(2)
PLN	9,104	USD	2,317	Morgan Stanley	11/25/2024	(44)
RON	4,611	USD	1,012	Barclays Bank plc	11/25/2024	(5)
SEK	9,852	USD	950	Barclays Bank plc	11/25/2024	(24)
SEK	11,678	USD	1,128	Goldman Sachs International	11/25/2024	(30)
SGD	2,913	USD	2,234	Goldman Sachs International	11/25/2024	(26)
THB	113,582	USD	3,428	Barclays Bank plc	11/25/2024	(57)
USD	3,750	EUR	3,461	BNP Paribas	11/25/2024	(18)
USD	296	EUR	272	Goldman Sachs International	11/25/2024	(1)
USD	251	GBP	195	HSBC Bank, NA	11/25/2024	(1)
USD	345	KRW	478,374	Goldman Sachs International**	11/25/2024	(3)
Total unrealized depreciation						(1,944)
Net unrealized depreciation						(962)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Funds	October 31, 2024

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 34.3%
Argentina — 0.0% ^
Pampa Energia SA 7.95%, 9/10/2031 (a)	383	383
Transportadora de Gas del Sur SA 8.50%, 7/24/2031 (a)	365	377
YPF SA 8.50%, 6/27/2029 (a)	373	379
		1,139
Australia — 0.0% ^
Australia & New Zealand Banking Group Ltd. (SOFR + 0.56%), 5.41%, 3/18/2026 (b) (c)	262	262
Glencore Funding LLC
2.50%, 9/1/2030 (b)	40	35
2.63%, 9/23/2031 (b)	14	12
Macquarie Group Ltd. 6.21%, 11/22/2024 (b)	400	400
Scentre Group Trust 1, REIT
3.50%, 2/12/2025 (b)	71	71
3.25%, 10/28/2025 (b)	51	50
		830
Austria — 0.0% ^
ams-OSRAM AG 12.25%, 3/30/2029 (b)	2,065	2,144
Azerbaijan — 0.0% ^
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (a)	1,180	1,229
Bahrain — 0.0% ^
Bapco Energies BSC Closed 7.50%, 10/25/2027 (a)	1,150	1,187
Brazil — 0.1%
Braskem Netherlands Finance BV
7.25%, 2/13/2033 (b)	1,287	1,248
8.00%, 10/15/2034 (b)	975	970
Centrais Eletricas Brasileiras SA 6.50%, 1/11/2035 (b)	900	881
CSN Resources SA 4.63%, 6/10/2031 (b)	900	713
FS Luxembourg Sarl 8.88%, 2/12/2031 (a)	700	714
Guara Norte SARL 5.20%, 6/15/2034 (b)	287	271
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	1,150	1,202
LD Celulose International GmbH 7.95%, 1/26/2032 (b)	600	613
Minerva Luxembourg SA 8.88%, 9/13/2033 (b)	1,478	1,545
MV24 Capital BV 6.75%, 6/1/2034 (b)	536	521
Petrobras Global Finance BV 6.85%, 6/5/2115	300	278
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Brazil — continued
Vale Overseas Ltd. 3.75%, 7/8/2030	12	11
Yinson Boronia Production BV 8.95%, 7/31/2042 (b)	938	992
		9,959
Canada — 1.7%
1011778 BC ULC
3.88%, 1/15/2028 (b)	2,020	1,925
3.50%, 2/15/2029 (b)	1,536	1,418
4.00%, 10/15/2030 (b)	4,160	3,757
ATS Corp. 4.13%, 12/15/2028 (b)	1,150	1,078
Bank of Montreal
3.70%, 6/7/2025	318	316
5.72%, 9/25/2028	23	24
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (c) (d)	4,575	4,762
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (c) (d) (e) (f)	2,147	2,127
5.45%, 6/12/2025	310	311
5.65%, 2/1/2034	886	917
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (c) (d)	1,634	1,486
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (c) (d)	4,250	4,553
Baytex Energy Corp.
8.50%, 4/30/2030 (b)	4,335	4,411
7.38%, 3/15/2032 (b)	2,378	2,309
Bombardier, Inc.
7.88%, 4/15/2027 (b)	3,718	3,725
7.50%, 2/1/2029 (b) (g)	275	286
8.75%, 11/15/2030 (b)	1,478	1,601
7.25%, 7/1/2031 (b)	3,545	3,663
7.00%, 6/1/2032 (b) (g)	1,659	1,699
Canadian Imperial Bank of Commerce
3.95%, 8/4/2025 (g)	319	317
5.26%, 4/8/2029 (g)	1,257	1,279
Emera US Finance LP 2.64%, 6/15/2031	16	14
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	7,892	7,902
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	33

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Enbridge, Inc.
Series 16-A, (3-MONTH CME TERM SOFR + 4.15%), 6.00%, 1/15/2077 (c)	1,924	1,904
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (c)	10,157	9,872
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (c)	4,061	4,304
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	575	639
Federation des Caisses Desjardins du Quebec
4.40%, 8/23/2025 (b)	317	316
5.70%, 3/14/2028 (b)	266	272
5.25%, 4/26/2029 (b)	1,252	1,263
Garda World Security Corp.
4.63%, 2/15/2027 (b)	3,271	3,185
7.75%, 2/15/2028 (b)	1,627	1,680
8.38%, 11/15/2032 (b)	1,402	1,402
MEG Energy Corp. 5.88%, 2/1/2029 (b)	1,213	1,189
Northriver Midstream Finance LP 6.75%, 7/15/2032 (b)	1,512	1,552
NOVA Chemicals Corp.
5.00%, 5/1/2025 (b)	4,110	4,092
5.25%, 6/1/2027 (b)	5,626	5,522
8.50%, 11/15/2028 (b)	1,631	1,729
9.00%, 2/15/2030 (b)	2,169	2,310
Precision Drilling Corp.
7.13%, 1/15/2026 (b)	2,309	2,306
6.88%, 1/15/2029 (b)	168	167
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (b)	315	297
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028 (b)	1,467	1,504
7.75%, 3/15/2031 (b)	1,024	1,079
Rogers Communications, Inc.
3.80%, 3/15/2032	30	27
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (b) (c)	5,421	5,306
Royal Bank of Canada
5.20%, 7/20/2026	177	179
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	970	960
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (c) (d)	9,026	9,491
Superior Plus LP 4.50%, 3/15/2029 (b)	1,621	1,496
Toronto-Dominion Bank (The)
4.99%, 4/5/2029	854	859
4.46%, 6/8/2032	1,093	1,049
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (c) (d)	11,793	12,426
Transcanada Trust
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (c)	2,598	2,589
(SOFR + 4.42%), 5.50%, 9/15/2079 (c)	7,546	7,249
Videotron Ltd.
5.13%, 4/15/2027 (b)	264	262
3.63%, 6/15/2029 (b)	74	69
Wrangler Holdco Corp. 6.63%, 4/1/2032 (b)	1,138	1,162
		139,588
Colombia — 0.1%
Ecopetrol SA
8.63%, 1/19/2029	600	634
7.75%, 2/1/2032	1,330	1,297
8.38%, 1/19/2036	439	428
7.38%, 9/18/2043	412	355
5.88%, 5/28/2045	350	246
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (a)	950	818
		3,778
Denmark — 0.0% ^
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	274	280
Finland — 0.1%
Amer Sports Co. 6.75%, 2/16/2031 (b) (g)	4,350	4,407
Nordea Bank Abp
4.75%, 9/22/2025 (b) (g)	317	317
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (b) (c) (d) (e) (f)	4,887	4,911
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Finland — continued
1.50%, 9/30/2026 (b)	578	545
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (b) (c) (d) (e) (f)	1,280	1,224
		11,404
France — 0.7%
Altice France SA
8.13%, 2/1/2027 (b)	3,019	2,501
5.50%, 1/15/2028 (b)	370	287
5.13%, 7/15/2029 (b)	3,800	2,842
5.50%, 10/15/2029 (b)	2,932	2,195
Banque Federative du Credit Mutuel SA
1.00%, 2/4/2025 (b)	326	323
4.94%, 1/26/2026 (b)	314	314
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (b) (c) (d) (e) (f)	4,121	4,445
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (b) (c) (d) (e) (f)	10,268	10,634
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	880	892
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (b) (c) (d) (e) (f)	2,110	2,129
BPCE SA
4.50%, 3/15/2025 (b)	851	848
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	1,791	1,733
(SOFR + 1.98%), 6.61%, 10/19/2027 (b) (c)	518	533
Credit Agricole SA
4.13%, 1/10/2027 (b)	482	475
5.13%, 3/11/2027 (b)	476	481
5.30%, 7/12/2028 (b)	357	362
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	620	626
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (b) (c) (d) (e) (f)	12,770	12,412
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — continued
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (b) (c)	604	611
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (b) (c) (d) (e) (f)	7,136	7,463
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (b) (c)	1,091	1,034
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (b) (c)	897	901
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (b) (c)	1,423	1,433
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e) (f)	5,432	4,604
7.37%, 1/10/2053 (b)	2,470	2,520
		62,598
Georgia — 0.0% ^
Georgian Railway JSC 4.00%, 6/17/2028 (a)	700	616
Germany — 0.1%
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (b) (c)	2,200	2,215
BMW US Capital LLC
(SOFRINDX + 0.55%), 5.39%, 4/2/2026 (b) (c)	240	240
4.60%, 8/13/2027 (b)	250	250
Daimler Truck Finance North America LLC 5.20%, 1/17/2025 (b)	320	320
Deutsche Bank AG (SOFR + 1.87%), 2.13%, 11/24/2026 (c)	1,250	1,211
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	63	74
IHO Verwaltungs GmbH
7.75% (Cash), 11/15/2030 (b) (i)	1,816	1,816
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	35

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
8.00% (Cash), 11/15/2032 (b) (i)	722	725
Volkswagen Group of America Finance LLC (SOFR + 0.83%), 5.68%, 3/20/2026 (b) (c)	200	200
		7,051
Guatemala — 0.0% ^
Energuate Trust 5.88%, 5/3/2027 (a)	1,147	1,117
India — 0.0% ^
Greenko Dutch BV 3.85%, 3/29/2026 (a)	850	818
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	542	505
		1,323
Ireland — 0.0% ^
AerCap Ireland Capital DAC
6.45%, 4/15/2027	499	517
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (c)	1,247	1,285
AIB Group plc (SOFR + 3.46%), 7.58%, 10/14/2026 (b) (c)	621	635
Bank of Ireland Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	464	468
EndoDesign 0.00%, 10/15/2024 ‡ (j)	925	—
		2,905
Israel — 0.0% ^
Energean Israel Finance Ltd.
5.38%, 3/30/2028 (a)	220	198
8.50%, 9/30/2033 (a)	480	455
Leviathan Bond Ltd. 6.50%, 6/30/2027 (a)	720	681
		1,334
Italy — 0.1%
Intesa Sanpaolo SpA 7.00%, 11/21/2025 (b)	323	329
Optics Bidco SpA
Series 2033, 6.38%, 11/15/2033 (b)	856	863
Series 2034, 6.00%, 9/30/2034 (b)	4,233	4,126
Series 2038, 7.72%, 6/4/2038 (b)	488	518
Telecom Italia Capital SA
6.38%, 11/15/2033	144	145
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Italy — continued
6.00%, 9/30/2034	273	266
7.72%, 6/4/2038	237	247
		6,494
Jamaica — 0.0% ^
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (b)	1,299	1,315
Japan — 0.1%
Mitsubishi HC Capital, Inc. 3.64%, 4/13/2025 (b)	200	199
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/2025	269	267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (c) (g)	206	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	264	250
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (c)	663	625
Mizuho Financial Group, Inc.
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (c)	252	248
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	268	254
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	267	271
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.59%, 7/10/2035 (c)	420	430
Sumitomo Mitsui Financial Group, Inc.
5.32%, 7/9/2029	377	385
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (c) (d) (e) (f)	2,090	2,161
		5,295
Luxembourg — 0.4%
Altice Financing SA 5.75%, 8/15/2029 (b)	4,106	3,367
Altice France Holding SA 10.50%, 5/15/2027 (b)	4,564	1,388
GCB144A Endo 0.00%, 4/1/2029 ‡	2,045	—
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Luxembourg — continued
INEOS Finance plc
6.75%, 5/15/2028 (b)	1,877	1,895
7.50%, 4/15/2029 (b)	5,618	5,796
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (b)	20,281	19,056
		31,502
Macau — 0.0% ^
Studio City Finance Ltd. 5.00%, 1/15/2029 (a)	500	451
Wynn Macau Ltd. 5.63%, 8/26/2028 (a)	400	384
		835
Mexico — 0.3%
Braskem Idesa SAPI 7.45%, 11/15/2029 (a)	1,450	1,146
Comision Federal de Electricidad 6.45%, 1/24/2035 (b)	502	484
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	690	690
Petroleos Mexicanos
6.49%, 1/23/2027	470	463
5.35%, 2/12/2028	1,900	1,768
6.50%, 1/23/2029 (g)	1,220	1,145
5.95%, 1/28/2031	1,460	1,256
6.70%, 2/16/2032	1,767	1,568
10.00%, 2/7/2033 (g)	2,675	2,823
10.00%, 2/7/2033	600	633
5.63%, 1/23/2046	1,999	1,299
6.75%, 9/21/2047	850	606
6.35%, 2/12/2048	500	342
7.69%, 1/23/2050	6,147	4,776
6.95%, 1/28/2060 (g)	2,900	2,066
		21,065
Morocco — 0.1%
OCP SA
3.75%, 6/23/2031 (a)	950	831
6.88%, 4/25/2044 (a)	1,030	1,012
5.13%, 6/23/2051 (a)	1,000	760
7.50%, 5/2/2054 (b)	1,430	1,479
		4,082
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Netherlands — 0.4%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (a) (c) (d) (e) (f)	EUR4,900	5,284
Cooperatieve Rabobank UA
4.38%, 8/4/2025	354	352
3.75%, 7/21/2026	374	366
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (e) (f)	EUR5,200	5,508
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (c)	530	499
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (b) (c)	552	563
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.45%, 3/5/2030 (b) (c)	552	562
ING Groep NV
4.63%, 1/6/2026 (b)	250	250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (e) (f)	8,357	8,262
3.95%, 3/29/2027	729	715
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (c) (d) (e) (f)	4,730	4,202
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (c) (d) (e) (f)	1,000	1,056
Trivium Packaging Finance BV
5.50%, 8/15/2026 (b) (h)	2,341	2,320
8.50%, 8/15/2027 (b) (h)	2,586	2,578
		32,517
Norway — 0.0% ^
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (b) (c)	669	646
(SOFRINDX + 1.95%), 5.90%, 10/9/2026 (b) (c)	338	341
		987
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (b)	355	276
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	37

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Peru — 0.0% ^
Niagara Energy SAC 5.75%, 10/3/2034 (b)	1,220	1,196
Petroleos del Peru SA
4.75%, 6/19/2032 (b)	1,400	1,067
5.63%, 6/19/2047 (a)	600	390
		2,653
South Africa — 0.1%
Eskom Holdings SOC Ltd.
7.13%, 2/11/2025 (a)	1,150	1,148
8.45%, 8/10/2028 (a)	1,200	1,252
Transnet SOC Ltd. 8.25%, 2/6/2028 (b)	1,600	1,630
		4,030
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	1,400	1,407
5.38%, 3/13/2029	400	406
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	10,409	11,271
Banco Santander SA
3.50%, 3/24/2025	600	597
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (c)	400	404
5.44%, 7/15/2031	1,200	1,220
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	8,600	9,904
Grifols SA 4.75%, 10/15/2028 (b) (g)	3,109	2,865
		28,074
Sweden — 0.1%
Skandinaviska Enskilda Banken AB
1.40%, 11/19/2025 (b) (g)	336	326
5.38%, 3/5/2029 (b)	1,218	1,238
Svenska Handelsbanken AB
5.50%, 6/15/2028 (b)	856	872
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sweden — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	2,800	2,534
Swedbank AB 6.14%, 9/12/2026 (b)	841	860
		5,830
Switzerland — 0.2%
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.13%, 7/29/2026 (a) (c) (d) (e) (f)	1,356	1,322
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.40%), 4.88%, 2/12/2027 (b) (c) (d) (e) (f)	1,661	1,575
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (e) (f)	2,264	2,467
(USD SOFR Spread-Adjusted ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	288	294
(SOFR + 3.92%), 6.54%, 8/12/2033 (b) (c)	2,387	2,564
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (e) (f)	7,905	9,153
VistaJet Malta Finance plc 9.50%, 6/1/2028 (b) (g)	2,210	2,171
		19,546
Turkey — 0.0% ^
TC Ziraat Bankasi A/S 8.00%, 1/16/2029 (a)	1,400	1,459
Turkiye Varlik Fonu Yonetimi A/S 8.25%, 2/14/2029 (a)	600	630
		2,089
United Kingdom — 0.9%
180 Medical, Inc. 3.88%, 10/15/2029 (b)	2,570	2,390
Barclays plc
3.65%, 3/16/2025	322	320
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.38%, 12/15/2025 (a) (c) (d) (e) (f)	GBP200	256
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (c) (d) (e) (f)	2,749	2,841
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (c) (d) (e) (f)	1,500	1,651
(SOFR + 1.74%), 5.69%, 3/12/2030 (c)	221	225
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (c) (d) (e) (f)	8,840	9,275
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	663	611
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (f)	6,541	5,777
(SOFR + 1.52%), 5.73%, 5/17/2032 (c)	1,232	1,263
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	1,201	1,036
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (c) (d) (e) (f)	3,700	3,684
INEOS Quattro Finance 2 plc 9.63%, 3/15/2029 (b) (g)	1,867	1,978
Lloyds Banking Group plc
4.45%, 5/8/2025	400	399
4.65%, 3/24/2026	663	658
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (c) (d) (e) (f)	5,231	5,249
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (c)	645	643
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	318	322
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (c) (d) (e) (f)	2,000	1,918
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	2,100	2,127
Nationwide Building Society
1.00%, 8/28/2025 (b)	333	324
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
5.13%, 7/29/2029 (b)	663	667
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e) (f)	6,017	6,005
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	1,952	2,092
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	3,080	3,145
NatWest Markets plc 5.41%, 5/17/2029 (b)	336	342
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	300	291
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	1,127	1,145
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	546	517
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (b) (c)	670	671
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (b) (c)	339	337
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (b) (c)	244	242
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (b) (c)	492	498
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (b) (c) (d) (e) (f)	3,866	3,972
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (b)	4,520	4,275
Vodafone Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (c)	6,106	5,491
		72,637
United States — 28.5%
AbbVie, Inc.
2.60%, 11/21/2024	450	449
4.05%, 11/21/2039	37	33
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	39

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (b)	3,249	3,152
5.00%, 4/15/2029 (b)	2,430	2,282
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	5,180	4,752
ACI Worldwide, Inc. 5.75%, 8/15/2026 (b)	4,030	4,029
Acushnet Co. 7.38%, 10/15/2028 (b)	1,028	1,072
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (b)	2,276	2,243
7.00%, 4/15/2028 (b)	3,226	3,280
8.25%, 4/15/2031 (b) (g)	6,149	6,370
ADT Security Corp. (The)
4.13%, 8/1/2029 (b)	4,280	4,002
4.88%, 7/15/2032 (b)	6,428	5,990
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027 (b)	618	607
6.38%, 6/15/2030 (b)	466	470
AECOM 5.13%, 3/15/2027	294	292
Aethon United BR LP 7.50%, 10/1/2029 (b)	1,847	1,860
Air Lease Corp.
3.75%, 6/1/2026	15	15
5.85%, 12/15/2027	232	239
Albertsons Cos., Inc.
3.25%, 3/15/2026 (b)	4,172	4,031
4.63%, 1/15/2027 (b)	7,830	7,682
5.88%, 2/15/2028 (b)	3,301	3,306
3.50%, 3/15/2029 (b)	6,048	5,588
4.88%, 2/15/2030 (b)	884	861
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (b)	7,080	7,028
7.13%, 3/15/2031 (b)	4,466	4,657
Alexandria Real Estate Equities, Inc., REIT
2.75%, 12/15/2029	18	16
2.95%, 3/15/2034	7	6
Allied Universal Holdco LLC 4.63%, 6/1/2028 (b)	4,340	4,069
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	3,507	3,420
5.88%, 6/1/2029 (b)	8,589	8,560
3.75%, 1/30/2031 (b)	1,315	1,167
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (c)	2,669	2,760
Ally Financial, Inc.
5.75%, 11/20/2025	2,990	3,002
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (c) (e) (f)	5,049	4,096
Altria Group, Inc. 4.80%, 2/14/2029	18	18
American Airlines, Inc.
5.50%, 4/20/2026 (b)	8,096	8,072
5.75%, 4/20/2029 (b)	10,303	10,202
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	248	247
6.50%, 4/1/2027	4,510	4,496
6.88%, 7/1/2028	5,403	5,347
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (b)	3,615	3,436
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (c)	4,449	4,197
American Express Co.
3.95%, 8/1/2025	102	101
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (c) (e) (f)	6,137	5,809
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	209	210
American Honda Finance Corp. (SOFR + 0.50%), 5.33%, 10/10/2025 (c)	169	169
American International Group, Inc. Series A-9, (3-MONTH SOFR + 2.87%), 5.75%, 4/1/2048 (c)	565	564
American Tower Corp., REIT
1.45%, 9/15/2026	22	21
1.50%, 1/31/2028	74	67
2.10%, 6/15/2030	27	23
AmeriGas Partners LP
5.50%, 5/20/2025	984	981
5.88%, 8/20/2026	2,830	2,773
5.75%, 5/20/2027	1,214	1,171
9.38%, 6/1/2028 (b)	2,065	2,124
Amkor Technology, Inc. 6.63%, 9/15/2027 (b)	3,941	3,953
ANGI Group LLC 3.88%, 8/15/2028 (b)	1,433	1,297
Antero Midstream Partners LP
5.75%, 3/1/2027 (b)	776	775
5.75%, 1/15/2028 (b)	4,175	4,152
5.38%, 6/15/2029 (b)	4,452	4,336
Antero Resources Corp.
8.38%, 7/15/2026 (b)	2,242	2,301
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.63%, 2/1/2029 (b)	1,744	1,789
5.38%, 3/1/2030 (b)	1,432	1,391
Anywhere Real Estate Group LLC 5.25%, 4/15/2030 (b)	5,203	3,968
APi Group DE, Inc.
4.13%, 7/15/2029 (b)	2,586	2,385
4.75%, 10/15/2029 (b)	2,037	1,933
Aramark Services, Inc. 5.00%, 2/1/2028 (b)	4,810	4,723
Arches Buyer, Inc.
4.25%, 6/1/2028 (b)	1,775	1,628
6.13%, 12/1/2028 (b)	649	571
Archrock Partners LP
6.88%, 4/1/2027 (b)	635	637
6.25%, 4/1/2028 (b)	2,766	2,771
6.63%, 9/1/2032 (b)	1,719	1,727
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (b)	687	685
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (b)	3,785	3,293
5.25%, 8/15/2027 (b)	8,915	5,349
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	422	407
4.63%, 11/15/2029 (b)	5,584	5,228
4.75%, 3/1/2030	430	405
5.00%, 2/15/2032 (b)	1,004	925
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (b)	82	84
5.88%, 6/30/2029 (b)	1,122	1,084
6.63%, 10/15/2032 (b)	1,487	1,473
ASGN, Inc. 4.63%, 5/15/2028 (b)	638	609
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	280	265
Athene Global Funding 4.86%, 8/27/2026 (b)	212	212
ATI, Inc.
5.88%, 12/1/2027	1,861	1,846
4.88%, 10/1/2029	1,655	1,568
7.25%, 8/15/2030	1,915	1,985
5.13%, 10/1/2031	1,240	1,171
Audacy Capital LLC 6.50%, 5/1/2027 (b) (j)	7,009	193
Avantor Funding, Inc. 4.63%, 7/15/2028 (b)	7,346	7,103
Avient Corp. 7.13%, 8/1/2030 (b)	1,175	1,208
Avis Budget Car Rental LLC
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
5.75%, 7/15/2027 (b)	4,568	4,456
4.75%, 4/1/2028 (b) (g)	8,130	7,640
5.38%, 3/1/2029 (b) (g)	530	493
8.25%, 1/15/2030 (b) (g)	2,676	2,734
8.00%, 2/15/2031 (b) (g)	2,640	2,699
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (b)	832	869
Axalta Coating Systems LLC
4.75%, 6/15/2027 (b)	4,833	4,736
3.38%, 2/15/2029 (b)	4,680	4,304
Bank of America Corp.
Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (c) (e) (f)	2,053	2,050
(SOFR + 0.65%), 1.53%, 12/6/2025 (c)	1,933	1,926
Series DD, (3-MONTH CME TERM SOFR + 4.81%), 6.30%, 3/10/2026 (c) (e) (f)	4,459	4,519
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (c) (e) (f)	2,627	2,530
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (c) (e) (f)	2,778	2,822
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (c) (e) (f)	4,378	4,418
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (c)	464	429
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	694	590
(SOFR + 1.83%), 4.57%, 4/27/2033 (c)	950	915
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	673	683
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (c)	3,252	2,667
Bank of New York Mellon Corp. (The)
(SOFR + 0.62%), 5.44%, 4/25/2025 (c)	251	251
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (c) (e) (f)	7,637	7,514
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (c)	22	23
Bath & Body Works, Inc.
5.25%, 2/1/2028	50	49
6.88%, 11/1/2035	997	1,012
6.75%, 7/1/2036	2,162	2,174
Bausch + Lomb Corp. 8.38%, 10/1/2028 (b)	745	782
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	41

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (b)	5,547	4,451
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (b)	12,064	11,839
5.75%, 8/15/2027 (b)	965	796
5.00%, 1/30/2028 (b)	2,375	1,520
4.88%, 6/1/2028 (b)	4,374	3,380
5.00%, 2/15/2029 (b)	4,668	2,684
6.25%, 2/15/2029 (b)	2,065	1,280
5.25%, 1/30/2030 (b)	8,398	4,620
5.25%, 2/15/2031 (b)	3,262	1,761
Big River Steel LLC 6.63%, 1/31/2029 (b)	2,538	2,562
Block, Inc.
2.75%, 6/1/2026	1,985	1,911
3.50%, 6/1/2031	1,511	1,339
6.50%, 5/15/2032 (b)	4,941	5,029
Blue Racer Midstream LLC
6.63%, 7/15/2026 (b)	1,675	1,674
7.00%, 7/15/2029 (b)	1,417	1,454
7.25%, 7/15/2032 (b)	1,040	1,074
Boise Cascade Co. 4.88%, 7/1/2030 (b)	852	808
Boyd Gaming Corp. 4.75%, 6/15/2031 (b)	983	917
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	3,600	3,433
BP Capital Markets plc
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.89%), 4.25%, 3/22/2027 (a) (c) (e) (f)	GBP1,978	2,469
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (c) (e) (f)	EUR6,364	6,802
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (c) (e) (f)	2,196	2,136
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (c) (e) (f)	1,918	2,002
Brink's Co. (The)
4.63%, 10/15/2027 (b)	3,980	3,875
6.50%, 6/15/2029 (b)	1,087	1,109
Broadcom, Inc. 4.30%, 11/15/2032	32	30
Buckeye Partners LP
4.13%, 3/1/2025 (b)	2,427	2,410
3.95%, 12/1/2026	240	231
4.50%, 3/1/2028 (b)	5,175	4,929
Builders FirstSource, Inc.
5.00%, 3/1/2030 (b)	1,160	1,108
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.25%, 2/1/2032 (b)	3,138	2,807
6.38%, 6/15/2032 (b)	3,510	3,530
6.38%, 3/1/2034 (b)	2,310	2,329
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	170	166
BWX Technologies, Inc.
4.13%, 6/30/2028 (b)	2,624	2,504
4.13%, 4/15/2029 (b)	4,624	4,380
Cable One, Inc. 4.00%, 11/15/2030 (b) (g)	266	210
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (b)	27	28
4.63%, 10/15/2029 (b) (g)	2,525	2,367
7.00%, 2/15/2030 (b)	2,040	2,091
6.50%, 2/15/2032 (b)	6,328	6,417
California Resources Corp. 7.13%, 2/1/2026 (b)	2,132	2,139
Calpine Corp.
5.25%, 6/1/2026 (b)	847	841
4.63%, 2/1/2029 (b)	1,117	1,059
5.00%, 2/1/2031 (b)	2,357	2,224
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (c) (e) (f)	5,396	5,078
Carnival Corp.
5.75%, 3/1/2027 (b)	4,414	4,427
4.00%, 8/1/2028 (b)	3,156	3,008
6.00%, 5/1/2029 (b)	1,583	1,586
7.00%, 8/15/2029 (b)	1,239	1,296
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (b)	12,172	13,067
Carpenter Technology Corp.
6.38%, 7/15/2028	1,466	1,467
7.63%, 3/15/2030	870	899
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (b)	2,093	2,080
3.13%, 2/15/2029 (b)	1,085	1,053
Caterpillar Financial Services Corp. (SOFR + 0.45%), 5.30%, 1/6/2025 (c)	157	157
CCO Holdings LLC
5.13%, 5/1/2027 (b)	8,809	8,625
5.00%, 2/1/2028 (b)	17,291	16,735
5.38%, 6/1/2029 (b)	9,455	9,025
4.75%, 3/1/2030 (b)	34,146	31,062
4.50%, 8/15/2030 (b)	16,927	15,118
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.25%, 2/1/2031 (b)	16,121	13,990
4.75%, 2/1/2032 (b)	50	43
4.50%, 5/1/2032	1,400	1,191
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (b)	3,398	3,442
CDW LLC 4.25%, 4/1/2028 (g)	3,295	3,208
Cedar Fair LP
5.38%, 4/15/2027	2,150	2,134
5.25%, 7/15/2029	2,230	2,148
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,460
4.13%, 10/15/2030 (g)	3,579	3,242
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (c) (e) (f)	1,012	1,007
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (e) (f)	1,182	1,134
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (e) (f)	10,584	9,221
Chart Industries, Inc.
7.50%, 1/1/2030 (b)	5,783	6,015
9.50%, 1/1/2031 (b)	611	657
Chemours Co. (The) 5.75%, 11/15/2028 (b)	9,029	8,334
Cheniere Energy Partners LP
4.50%, 10/1/2029	4,325	4,164
4.00%, 3/1/2031	1,000	925
3.25%, 1/31/2032	37	32
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (b)	155	151
Chord Energy Corp. 6.38%, 6/1/2026 (b)	6,102	6,115
Churchill Downs, Inc. 4.75%, 1/15/2028 (b)	197	191
Ciena Corp. 4.00%, 1/31/2030 (b)	4,011	3,701
Cigna Group (The) 3.25%, 4/15/2025	250	248
Cinemark USA, Inc.
5.25%, 7/15/2028 (b)	2,165	2,124
7.00%, 8/1/2032 (b)	995	1,020
Citibank NA 4.93%, 8/6/2026	250	252
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (c) (e) (f)	1,480	1,475
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (e) (f)	4,652	4,527
(SOFR + 0.69%), 2.01%, 1/25/2026 (c)	496	492
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (e) (f)	7,615	7,360
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (c) (e) (f)	4,682	4,738
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	4,928	5,063
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	972	853
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	464	391
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	850	739
(SOFR + 1.94%), 3.79%, 3/17/2033 (c)	913	830
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (c) (e) (f)	6,264	6,629
Citizens Financial Group, Inc. Series B, (3-MONTH CME TERM SOFR + 3.26%), 7.85%, 1/6/2025 (c) (e) (f)	634	631
Civitas Resources, Inc.
5.00%, 10/15/2026 (b)	356	350
8.38%, 7/1/2028 (b)	4,442	4,591
8.63%, 11/1/2030 (b)	2,721	2,859
8.75%, 7/1/2031 (b)	2,840	2,975
Clarios Global LP
6.25%, 5/15/2026 (b)	10,570	10,591
8.50%, 5/15/2027 (b)	3,430	3,448
6.75%, 5/15/2028 (b)	2,747	2,812
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (b)	2,541	2,398
4.88%, 7/1/2029 (b)	2,948	2,786
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (b)	8,196	7,946
9.00%, 9/15/2028 (b) (g)	3,827	4,020
7.50%, 6/1/2029 (b)	12,828	10,963
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (b)	3,278	3,071
6.88%, 11/1/2029 (b)	2,609	2,619
6.75%, 4/15/2030 (b)	2,747	2,744
4.88%, 3/1/2031 (b)	1,772	1,635
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (b)	147	148
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	43

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (c)	3,823	3,677
CNX Midstream Partners LP 4.75%, 4/15/2030 (b)	828	771
CNX Resources Corp. 7.38%, 1/15/2031 (b)	2,491	2,561
Cogent Communications Group LLC 3.50%, 5/1/2026 (b)	673	654
Coherent Corp. 5.00%, 12/15/2029 (b)	9,055	8,686
Coinbase Global, Inc.
3.38%, 10/1/2028 (b)	1,628	1,447
3.63%, 10/1/2031 (b)	1,795	1,497
CommScope LLC
6.00%, 3/1/2026 (b)	5,095	4,974
8.25%, 3/1/2027 (b)	10,030	9,498
4.75%, 9/1/2029 (b)	4,840	4,138
CommScope Technologies LLC 6.00%, 6/15/2025 (b)	3,840	3,763
Community Health Systems, Inc.
5.63%, 3/15/2027 (b)	2,473	2,412
6.00%, 1/15/2029 (b)	1,940	1,827
6.13%, 4/1/2030 (b)	540	423
5.25%, 5/15/2030 (b)	8,907	7,773
4.75%, 2/15/2031 (b)	2,958	2,467
10.88%, 1/15/2032 (b)	2,999	3,214
Comstock Resources, Inc.
6.75%, 3/1/2029 (b)	8,561	8,199
5.88%, 1/15/2030 (b)	2,507	2,291
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (b)	1,101	1,130
Conduent Business Services LLC 6.00%, 11/1/2029 (b)	4,650	4,416
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (b) (i)	13,330	14,132
5.63% (Cash), 5/15/2027 (b) (i)	8,013	6,604
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (c)	3,996	4,090
CoreCivic, Inc. 8.25%, 4/15/2029	3,705	3,891
Coty, Inc.
5.00%, 4/15/2026 (b)	2,095	2,084
4.75%, 1/15/2029 (b)	880	849
Cox Communications, Inc. 4.80%, 2/1/2035 (b)	42	39
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Crescent Energy Finance LLC
9.25%, 2/15/2028 (b)	7,190	7,545
7.63%, 4/1/2032 (b)	2,248	2,220
7.38%, 1/15/2033 (b)	1,955	1,896
Crown Castle, Inc., REIT 3.65%, 9/1/2027	55	53
CSC Holdings LLC
5.38%, 2/1/2028 (b)	3,222	2,758
11.25%, 5/15/2028 (b)	1,567	1,528
6.50%, 2/1/2029 (b)	10,417	8,806
3.38%, 2/15/2031 (b)	1,735	1,245
4.50%, 11/15/2031 (b)	2,518	1,846
Dana, Inc. 5.63%, 6/15/2028	3,036	2,947
DaVita, Inc.
4.63%, 6/1/2030 (b)	9,025	8,309
3.75%, 2/15/2031 (b)	6,536	5,684
6.88%, 9/1/2032 (b)	1,691	1,700
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (b)	2,452	2,532
Directv Financing LLC 5.88%, 8/15/2027 (b)	4,425	4,261
Discovery Communications LLC 3.63%, 5/15/2030	42	37
DISH DBS Corp.
5.88%, 11/15/2024	31,752	31,514
7.75%, 7/1/2026	10,126	8,565
5.25%, 12/1/2026 (b)	10,065	9,316
5.75%, 12/1/2028 (b)	2,450	2,141
DISH Network Corp. 11.75%, 11/15/2027 (b)	10,305	10,847
DOC DR LLC, REIT
3.95%, 1/15/2028	13	13
2.63%, 11/1/2031	4	3
Dominion Energy, Inc.
3.90%, 10/1/2025	150	149
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (c) (e) (f)	3,390	3,291
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	1,144	1,217
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	1,754	1,835
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (b) (g)	2,736	2,290
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
DT Midstream, Inc.
4.13%, 6/15/2029 (b)	4,705	4,418
4.38%, 6/15/2031 (b)	1,677	1,543
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (c)	4,343	4,414
Dycom Industries, Inc. 4.50%, 4/15/2029 (b)	5,847	5,523
Edgewell Personal Care Co.
5.50%, 6/1/2028 (b)	2,252	2,219
4.13%, 4/1/2029 (b)	2,842	2,653
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (c) (e) (f)	2,539	2,471
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (h)	2,365	2,422
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	696	670
Embarq Corp. 8.00%, 6/1/2036	4,000	1,713
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (b)	2,341	1,881
EMRLD Borrower LP
6.63%, 12/15/2030 (b)	9,085	9,240
6.75%, 7/15/2031 (b)	1,429	1,461
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (b)	6,339	6,374
8.75%, 5/1/2031 (b)	2,280	2,340
Encompass Health Corp.
5.75%, 9/15/2025	1,338	1,336
4.75%, 2/1/2030	2,690	2,587
4.63%, 4/1/2031	3,595	3,383
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (b) (g)	945	1,010
Energizer Holdings, Inc.
6.50%, 12/31/2027 (b)	1,513	1,530
4.75%, 6/15/2028 (b)	6,415	6,158
4.38%, 3/31/2029 (b)	7,722	7,222
Energy Transfer LP
5.75%, 4/1/2025	2,000	1,997
7.38%, 2/1/2031 (b)	995	1,047
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (c)	636	674
EnLink Midstream LLC
5.38%, 6/1/2029	803	809
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
6.50%, 9/1/2030 (b)	1,548	1,630
EnLink Midstream Partners LP
4.85%, 7/15/2026	649	646
5.60%, 4/1/2044	522	488
Enpro, Inc. 5.75%, 10/15/2026	50	50
Entegris, Inc.
4.38%, 4/15/2028 (b)	2,146	2,052
4.75%, 4/15/2029 (b)	5,001	4,845
3.63%, 5/1/2029 (b)	3,009	2,753
5.95%, 6/15/2030 (b)	7,392	7,384
Entergy Corp.
0.90%, 9/15/2025	97	94
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	1,531	1,565
Enterprise Products Operating LLC Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (c)	3,227	3,170
EQM Midstream Partners LP
6.00%, 7/1/2025 (b)	817	818
7.50%, 6/1/2027 (b)	2,955	3,021
6.50%, 7/1/2027 (b)	2,555	2,613
4.50%, 1/15/2029 (b)	4,296	4,135
7.50%, 6/1/2030 (b)	2,365	2,543
4.75%, 1/15/2031 (b)	5,576	5,301
EQT Corp. 7.00%, 2/1/2030 (h)	1,165	1,247
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (b)	6,588	6,812
8.63%, 5/15/2032 (b)	820	846
8.00%, 3/15/2033 (b)	1,336	1,349
Equitable Financial Life Global Funding 5.50%, 12/2/2025 (b)	272	274
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (c) (e) (f)	676	669
Esab Corp. 6.25%, 4/15/2029 (b)	1,862	1,895
Escrow Rite Aid 0.00%, 12/31/2049 ‡	968	578
Expand Energy Corp.
5.50%, 2/1/2026 (b)	935	933
8.38%, 9/15/2028	855	880
5.88%, 2/1/2029 (b)	575	574
6.75%, 4/15/2029 (b)	11,991	12,122
5.38%, 3/15/2030	5,142	5,057
4.75%, 2/1/2032	918	863
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	45

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Fair Isaac Corp. 4.00%, 6/15/2028 (b)	1,295	1,230
Fertitta Entertainment LLC 4.63%, 1/15/2029 (b)	208	194
Fifth Third Bancorp
Series L, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.50%, 9/30/2025 (c) (e) (f)	903	889
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (c)	301	312
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	398	405
Five Point Operating Co. LP 10.50%, 1/15/2028 (b) (h)	593	608
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	2,000	1,982
4.69%, 6/9/2025	9,424	9,384
5.13%, 6/16/2025	7,621	7,602
4.13%, 8/4/2025	3,842	3,808
3.38%, 11/13/2025	5,380	5,277
4.39%, 1/8/2026	5,270	5,205
6.95%, 3/6/2026	1,712	1,746
6.95%, 6/10/2026	1,864	1,905
4.54%, 8/1/2026	2,052	2,023
2.70%, 8/10/2026	2,049	1,955
4.27%, 1/9/2027	8,068	7,888
3.82%, 11/2/2027	2,940	2,806
2.90%, 2/16/2028	1,455	1,336
6.80%, 5/12/2028	1,944	2,014
2.90%, 2/10/2029	880	786
7.20%, 6/10/2030	896	946
4.00%, 11/13/2030	2,774	2,505
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (b)	2,125	2,120
5.00%, 5/1/2028 (b)	10,138	9,966
6.75%, 5/1/2029 (b)	1,345	1,338
5.88%, 11/1/2029	50	49
6.00%, 1/15/2030 (b)	114	112
8.75%, 5/15/2030 (b)	2,138	2,263
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	2,750	2,468
Gartner, Inc.
4.50%, 7/1/2028 (b)	1,975	1,927
3.63%, 6/15/2029 (b)	1,138	1,062
3.75%, 10/1/2030 (b)	469	431
Gates Corp. 6.88%, 7/1/2029 (b)	873	897
GCI LLC 4.75%, 10/15/2028 (b)	9,465	8,933
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
General Motors Financial Co., Inc. 4.30%, 4/6/2029	15	14
Genesis Energy LP
8.00%, 1/15/2027	1,670	1,700
7.75%, 2/1/2028	3,701	3,738
8.25%, 1/15/2029	871	890
8.88%, 4/15/2030	2,535	2,611
7.88%, 5/15/2032	1,347	1,346
GEO Group, Inc. (The) 8.63%, 4/15/2029	1,958	2,048
GFL Environmental, Inc.
3.75%, 8/1/2025 (b)	3,564	3,529
4.00%, 8/1/2028 (b)	4,132	3,908
4.75%, 6/15/2029 (b)	2,885	2,762
6.75%, 1/15/2031 (b)	1,402	1,444
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (b)	3,420	3,335
7.50%, 4/15/2032 (b)	2,580	2,623
Global Medical Response, Inc. 10.00% (Blend (Cash 8.75% + PIK 1.25%)), 10/31/2028 (b) (i)	2,321	2,321
Global Payments, Inc.
3.20%, 8/15/2029	43	40
2.90%, 11/15/2031	12	10
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (b)	135	125
Goldman Sachs Bank USA (SOFR + 0.77%), 5.62%, 3/18/2027 (c)	320	320
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (c) (e) (f)	1,490	1,472
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (c) (e) (f)	1,809	1,798
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (c) (e) (f)	5,607	5,369
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (c) (e) (f)	1,830	1,742
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	465	438
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	19	18
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	15	14
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	983	956
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (c) (e) (f)	5,801	6,202
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (e) (f)	6,484	6,799
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	486	418
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	464	391
(SOFR + 1.26%), 2.65%, 10/21/2032 (c)	16	14
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (c) (e) (f)	5,630	5,584
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	149	149
(SOFR + 1.42%), 5.02%, 10/23/2035 (c)	1,805	1,762
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,268	3,211
5.00%, 7/15/2029	4,196	3,799
5.25%, 7/15/2031 (g)	1,189	1,045
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (b)	1,006	979
Gray Television, Inc.
7.00%, 5/15/2027 (b) (g)	6,492	6,316
10.50%, 7/15/2029 (b)	7,900	8,206
4.75%, 10/15/2030 (b) (g)	3,000	1,886
5.38%, 11/15/2031 (b)	2,346	1,415
Griffon Corp. 5.75%, 3/1/2028	4,655	4,571
Group 1 Automotive, Inc.
4.00%, 8/15/2028 (b)	1,271	1,193
6.38%, 1/15/2030 (b)	1,187	1,192
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (b)	2,718	2,732
Hanesbrands, Inc. 9.00%, 2/15/2031 (b) (g)	1,660	1,779
Harvest Midstream I LP 7.50%, 5/15/2032 (b)	1,661	1,701
HCA, Inc. 2.38%, 7/15/2031	73	61
HealthEquity, Inc. 4.50%, 10/1/2029 (b)	50	48
Healthpeak OP LLC, REIT 3.40%, 2/1/2025	244	243
Herc Holdings, Inc.
5.50%, 7/15/2027 (b)	3,841	3,816
6.63%, 6/15/2029 (b)	2,268	2,321
Hertz Corp. (The)
4.63%, 12/1/2026 (b) (g)	3,713	2,805
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
12.63%, 7/15/2029 (b) (g)	2,345	2,486
5.00%, 12/1/2029 (b) (g)	8,062	5,147
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (j)	1,106	44
5.50%, 10/15/2024 ‡ (j)	11,828	444
7.13%, 8/1/2026 ‡ (j)	5,505	936
6.00%, 1/15/2028 ‡ (j)	5,450	913
Hess Midstream Operations LP
5.63%, 2/15/2026 (b)	4,090	4,080
6.50%, 6/1/2029 (b)	1,763	1,792
4.25%, 2/15/2030 (b)	2,708	2,529
Hilcorp Energy I LP
6.25%, 11/1/2028 (b)	351	342
6.00%, 4/15/2030 (b)	1,791	1,708
6.25%, 4/15/2032 (b)	1,490	1,398
Hillenbrand, Inc.
5.00%, 9/15/2026 (h)	815	807
6.25%, 2/15/2029	769	772
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (b)	2,807	2,813
5.88%, 4/1/2029 (b)	1,254	1,273
3.75%, 5/1/2029 (b)	1,645	1,531
4.88%, 1/15/2030	1,463	1,418
6.13%, 4/1/2032 (b)	1,184	1,196
5.88%, 3/15/2033 (b)	2,680	2,686
Hologic, Inc. 3.25%, 2/15/2029 (b)	4,592	4,217
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (b)	2,815	2,970
7.38%, 7/15/2032 (b)	1,430	1,459
Hughes Satellite Systems Corp. 6.63%, 8/1/2026 (g)	3,046	2,635
Huntington Bancshares, Inc. Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.05%), 4.45%, 10/15/2027 (c) (e) (f)	357	341
Hyundai Capital America
1.65%, 9/17/2026 (b)	37	35
4.30%, 9/24/2027 (b)	141	139
2.10%, 9/15/2028 (b)	18	16
iHeartCommunications, Inc.
6.38%, 5/1/2026	10,142	8,581
8.38%, 5/1/2027	6,013	3,118
5.25%, 8/15/2027 (b)	3,193	2,148
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	47

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 6.56%, 12/21/2065 (b) (c)	5,263	4,205
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 6.81%, 12/21/2065 (b) (c)	2,205	1,772
Imola Merger Corp. 4.75%, 5/15/2029 (b)	10,829	10,469
Insight Enterprises, Inc. 6.63%, 5/15/2032 (b)	897	917
IQVIA, Inc.
5.00%, 10/15/2026 (b)	7,250	7,172
5.00%, 5/15/2027 (b)	2,786	2,750
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (b)	3,155	3,101
5.25%, 3/15/2028 (b)	2,317	2,274
5.00%, 7/15/2028 (b)	409	399
4.50%, 2/15/2031 (b)	2,811	2,610
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	34	31
JELD-WEN, Inc.
4.88%, 12/15/2027 (b)	3,250	3,144
7.00%, 9/1/2032 (b)	1,695	1,680
JetBlue Airways Corp. 9.88%, 9/20/2031 (b)	3,962	4,117
KFC Holding Co. 4.75%, 6/1/2027 (b)	508	503
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	10	8
Kinetik Holdings LP
6.63%, 12/15/2028 (b)	633	647
5.88%, 6/15/2030 (b)	2,016	2,000
Knife River Corp. 7.75%, 5/1/2031 (b)	1,244	1,303
Kodiak Gas Services LLC 7.25%, 2/15/2029 (b)	1,796	1,846
LABL, Inc. 10.50%, 7/15/2027 (b)	584	578
Lamar Media Corp. 4.00%, 2/15/2030	500	462
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (b)	6,785	6,300
4.38%, 1/31/2032 (b)	1,328	1,217
LD Holdings Group LLC 8.75%, 11/1/2027 (b) (g)	535	512
Lear Corp. 2.60%, 1/15/2032	5	4
Level 3 Financing, Inc.
4.88%, 6/15/2029 (b)	3,892	3,328
11.00%, 11/15/2029 (b)	2,319	2,617
3.88%, 10/15/2030 (b)	1,239	942
10.75%, 12/15/2030 (b)	1,600	1,788
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Liberty Interactive LLC 8.25%, 2/1/2030 (g)	2,370	1,214
Lithia Motors, Inc. 4.38%, 1/15/2031 (b)	1,604	1,468
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (b)	2,950	2,950
5.63%, 3/15/2026 (b)	4,097	4,080
6.50%, 5/15/2027 (b)	10,261	10,403
4.75%, 10/15/2027 (b)	8,509	8,281
3.75%, 1/15/2028 (b)	1,533	1,452
Lumen Technologies, Inc.
4.50%, 1/15/2029 (b)	1,345	1,049
4.13%, 4/15/2029 (b)	2,184	1,911
5.38%, 6/15/2029 (b)	4,316	3,357
4.13%, 4/15/2030 (b) (g)	2,184	1,851
4.13%, 4/15/2030 (b)	8,787	7,447
10.00%, 10/15/2032 (b) (g)	715	712
M/I Homes, Inc. 4.95%, 2/1/2028	262	254
Madison IAQ LLC
4.13%, 6/30/2028 (b)	1,815	1,723
5.88%, 6/30/2029 (b)	6,049	5,737
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (b)	4,783	5,225
Marathon Petroleum Corp. 4.70%, 5/1/2025	215	215
Markel Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (c) (e) (f)	1,127	1,125
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	36	34
4.50%, 6/15/2029 (b)	971	901
MassMutual Global Funding II (SOFR + 0.87%), 5.72%, 3/21/2025 (b) (c)	300	301
MasTec, Inc. 4.50%, 8/15/2028 (b)	5,891	5,686
Masterbrand, Inc. 7.00%, 7/15/2032 (b)	1,817	1,861
Matador Resources Co.
6.50%, 4/15/2032 (b)	1,944	1,925
6.25%, 4/15/2033 (b)	2,751	2,692
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (b)	15,319	15,740
9.25%, 4/15/2027 (b)	2,950	3,017
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (b)	4,100	4,018
Medline Borrower LP
3.88%, 4/1/2029 (b)	10,954	10,247
6.25%, 4/1/2029 (b)	4,212	4,285
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.25%, 10/1/2029 (b)	4,525	4,383
MetLife Capital Trust IV 7.88%, 12/15/2037 (b)	6,625	7,278
MetLife, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (c) (e) (f)	5,639	5,518
Series D, (3-MONTH CME TERM SOFR + 3.22%), 5.88%, 3/15/2028 (c) (e) (f)	1,964	1,975
MGM Resorts International
4.63%, 9/1/2026	2,710	2,686
6.13%, 9/15/2029	2,478	2,469
6.50%, 4/15/2032	3,131	3,131
Microchip Technology, Inc. 4.25%, 9/1/2025	250	249
Midcontinent Communications 8.00%, 8/15/2032 (b)	2,213	2,252
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (b)	179	169
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (b)	2,291	2,313
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (b)	1,762	1,792
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	1,318	1,259
Molina Healthcare, Inc. 4.38%, 6/15/2028 (b)	1,150	1,103
Moog, Inc. 4.25%, 12/15/2027 (b)	356	339
Morgan Stanley
(SOFR + 0.94%), 2.63%, 2/18/2026 (c)	1,462	1,451
Series M, 5.87%, 9/15/2026 (e) (f) (h) (k)	2,055	2,061
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	40	38
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	20	20
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	619	624
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	18	15
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	948	804
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	673	682
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	130	130
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	817	832
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	5	4
Morgan Stanley Bank NA (SOFR + 1.08%), 4.95%, 1/14/2028 (c)	455	457
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Murphy Oil USA, Inc.
4.75%, 9/15/2029	65	62
3.75%, 2/15/2031 (b)	1,256	1,116
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (b)	430	428
5.50%, 8/15/2028 (b)	1,311	1,279
5.13%, 12/15/2030 (b)	2,225	2,083
5.75%, 11/15/2031 (b)	4,470	4,275
7.13%, 2/1/2032 (b)	1,802	1,842
NCR Atleos Corp. 9.50%, 4/1/2029 (b)	4,744	5,221
NCR Voyix Corp.
5.00%, 10/1/2028 (b)	510	491
5.13%, 4/15/2029 (b)	4,596	4,392
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (b)	1,187	1,105
New Albertsons LP
7.75%, 6/15/2026	1,535	1,571
6.63%, 6/1/2028	613	605
7.45%, 8/1/2029	392	404
8.00%, 5/1/2031	2,108	2,258
Newell Brands, Inc.
5.70%, 4/1/2026 (h)	8,657	8,676
6.38%, 9/15/2027 (g)	1,335	1,349
6.63%, 9/15/2029 (g)	1,966	1,993
6.38%, 5/15/2030 (l)	1,260	1,266
6.63%, 5/15/2032 (l)	839	841
6.87%, 4/1/2036 (h)	1,192	1,186
News Corp.
3.88%, 5/15/2029 (b)	4,395	4,090
5.13%, 2/15/2032 (b)	2,490	2,386
Nexstar Media, Inc.
5.63%, 7/15/2027 (b)	13,244	13,015
4.75%, 11/1/2028 (b) (g)	6,755	6,351
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	1,617	1,693
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (c)	1,100	1,130
(3-MONTH SOFR + 3.16%), 5.65%, 5/1/2079 (c)	3,683	3,644
NGL Energy Operating LLC
8.13%, 2/15/2029 (b)	2,582	2,599
8.38%, 2/15/2032 (b)	2,255	2,273
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	49

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	3,014	3,089
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (c)	2,550	2,545
NMG Holding Co., Inc. 8.50%, 10/1/2028 (b)	7,770	7,900
Noble Finance II LLC 8.00%, 4/15/2030 (b)	1,809	1,834
Nordstrom, Inc. 4.38%, 4/1/2030	359	325
Novelis Corp.
3.25%, 11/15/2026 (b)	2,558	2,461
4.75%, 1/30/2030 (b)	4,690	4,394
NRG Energy, Inc.
5.75%, 1/15/2028	694	694
3.38%, 2/15/2029 (b)	2,175	1,983
5.25%, 6/15/2029 (b)	3,177	3,105
5.75%, 7/15/2029 (b)	185	183
3.88%, 2/15/2032 (b)	762	677
6.00%, 2/1/2033 (b)	2,220	2,208
7.00%, 3/15/2033 (b)	1,654	1,795
NuStar Logistics LP
6.00%, 6/1/2026	3,036	3,038
6.38%, 10/1/2030	2,015	2,038
Occidental Petroleum Corp. 8.88%, 7/15/2030	5,866	6,745
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	4,166	3,906
OneMain Finance Corp.
7.13%, 3/15/2026	4,252	4,356
3.50%, 1/15/2027	1,875	1,789
6.63%, 1/15/2028	3,483	3,538
3.88%, 9/15/2028	370	341
9.00%, 1/15/2029	287	304
Organon & Co.
4.13%, 4/30/2028 (b)	6,828	6,470
5.13%, 4/30/2031 (b) (g)	6,281	5,728
Outfront Media Capital LLC
5.00%, 8/15/2027 (b)	669	659
4.25%, 1/15/2029 (b)	1,231	1,154
4.63%, 3/15/2030 (b) (g)	1,446	1,345
7.38%, 2/15/2031 (b)	1,888	1,994
Owens & Minor, Inc.
4.50%, 3/31/2029 (b) (g)	4,592	4,132
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
6.63%, 4/1/2030 (b) (g)	2,464	2,352
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)	2,223	2,212
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (b)	5,073	4,845
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (j)	6,648	—
Paramount Global
4.20%, 5/19/2032	32	28
(3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (c)	3,071	2,757
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (c)	793	734
Patrick Industries, Inc. 7.50%, 10/15/2027 (b)	773	772
Performance Food Group, Inc.
5.50%, 10/15/2027 (b)	2,555	2,533
4.25%, 8/1/2029 (b) (g)	7,702	7,209
6.13%, 9/15/2032 (b)	1,119	1,124
Permian Resources Operating LLC
8.00%, 4/15/2027 (b)	2,380	2,446
9.88%, 7/15/2031 (b)	4,452	4,919
7.00%, 1/15/2032 (b)	2,596	2,648
6.25%, 2/1/2033 (b)	2,008	1,994
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	1,413	1,395
PetSmart, Inc.
4.75%, 2/15/2028 (b)	7,776	7,392
7.75%, 2/15/2029 (b)	4,906	4,762
PG&E Corp.
5.00%, 7/1/2028	5,904	5,758
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	1,750	1,808
Pike Corp.
5.50%, 9/1/2028 (b)	2,908	2,849
8.63%, 1/31/2031 (b)	797	847
PM General Purchaser LLC 9.50%, 10/1/2028 (b)	2,542	2,583
PNC Financial Services Group, Inc. (The)
Series R, (3-MONTH CME TERM SOFR + 3.30%), 8.32%, 12/2/2024 (c) (e) (f)	556	557
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (c) (e) (f)	10,908	10,054
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (c) (e) (f)	5,543	5,589
(SOFR + 1.34%), 5.30%, 1/21/2028 (c)	214	217
(SOFR + 1.62%), 5.35%, 12/2/2028 (c)	123	125
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	673	691
Post Holdings, Inc.
5.63%, 1/15/2028 (b)	1,232	1,242
5.50%, 12/15/2029 (b)	7,148	6,972
4.63%, 4/15/2030 (b)	3,075	2,874
6.25%, 2/15/2032 (b)	1,435	1,451
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 7.53%, 3/30/2067 (c)	7,617	7,596
Prairie Acquiror LP 9.00%, 8/1/2029 (b)	1,057	1,072
Prestige Brands, Inc.
5.13%, 1/15/2028 (b)	282	276
3.75%, 4/1/2031 (b)	1,071	955
Pricoa Global Funding I 1.15%, 12/6/2024 (b)	304	303
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (b)	9,647	9,649
3.38%, 8/31/2027 (b)	1,981	1,864
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.13%, 3/1/2052 (c)	3,169	3,062
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (c)	286	290
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (c)	3,054	3,244
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (c)	2,743	2,861
PTC, Inc. 4.00%, 2/15/2028 (b)	177	169
QVC, Inc. 6.88%, 4/15/2029 (b)	43	37
Qwest Corp. 7.25%, 9/15/2025	325	324
RAD 12.00%, 12/31/2025 ‡	1,165	1,165
Radiology Partners, Inc. 7.78% (Blend (Cash 4.28% + PIK 3.50%)), 1/31/2029 (b) (i)	2,319	2,253
Range Resources Corp.
4.88%, 5/15/2025	3,190	3,179
8.25%, 1/15/2029	3,867	3,984
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.75%, 2/15/2030 (b)	252	237
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (b) (l)	2,240	2,234
Regal Rexnord Corp.
6.05%, 4/15/2028	2,162	2,214
6.30%, 2/15/2030	1,822	1,887
6.40%, 4/15/2033	2,552	2,666
Resideo Funding, Inc. 6.50%, 7/15/2032 (b)	2,896	2,915
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	7,265	7,111
7.25%, 7/15/2028 (b)	929	964
4.50%, 2/15/2029 (b)	7,243	6,935
6.50%, 4/1/2032 (b)	3,195	3,233
RingCentral, Inc. 8.50%, 8/15/2030 (b)	3,392	3,587
Rite Aid Corp.
8.00%, 10/18/2024 ‡ (g)	2,765	—
7.50%, 7/1/2025 ‡ (j)	3,803	—
8.00%, 11/15/2026 ‡ (j)	6,024	—
(3-MONTH CME TERM SOFR + 7.00%), 12.06%, 8/30/2031 ‡ (b) (c) (g)	967	871
Series A, 15.00% (PIK), 8/30/2031 ‡ (g) (i)	2,763	1,602
Series B, 15.00% (PIK), 8/30/2031 ‡ (i)	1,300	—
Rocket Mortgage LLC
2.88%, 10/15/2026 (b)	2,759	2,625
3.63%, 3/1/2029 (b)	3,048	2,807
4.00%, 10/15/2033 (b)	466	402
Rockies Express Pipeline LLC 4.80%, 5/15/2030 (b)	1,170	1,082
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (b)	2,372	2,362
6.25%, 3/15/2032 (b)	2,035	2,075
6.00%, 2/1/2033 (b)	2,949	2,967
Royalty Pharma plc 2.15%, 9/2/2031	19	16
RXO, Inc. 7.50%, 11/15/2027 (b)	2,956	3,047
SBA Communications Corp., REIT
3.88%, 2/15/2027	1,140	1,103
3.13%, 2/1/2029	1,040	946
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,180	2,178
4.50%, 10/15/2029	3,957	3,738
4.00%, 4/1/2031	2,829	2,533
4.38%, 2/1/2032	3,387	3,065
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	51

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Scripps Escrow, Inc. 5.88%, 7/15/2027 (b)	2,582	2,269
Seagate HDD Cayman
8.25%, 12/15/2029	2,385	2,566
8.50%, 7/15/2031	565	609
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (c) (e) (f)	5,542	5,495
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (c)	4,303	4,081
Sensata Technologies BV
4.00%, 4/15/2029 (b)	5,555	5,194
5.88%, 9/1/2030 (b)	2,070	2,049
Sensata Technologies, Inc. 3.75%, 2/15/2031 (b)	878	784
Service Corp. International
7.50%, 4/1/2027	2,735	2,872
4.63%, 12/15/2027	197	193
5.13%, 6/1/2029	10	10
3.38%, 8/15/2030	2,353	2,085
4.00%, 5/15/2031	915	825
Shift4 Payments LLC 6.75%, 8/15/2032 (b)	2,401	2,463
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (b) (i)	10,142	8,793
9.75%, 10/1/2027 (b)	1,580	1,589
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (b)	2,890	2,563
5.50%, 3/1/2030 (b)	684	471
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (b)	1,150	1,127
4.00%, 7/15/2028 (b)	22,315	20,848
5.50%, 7/1/2029 (b)	11,700	11,350
4.13%, 7/1/2030 (b)	685	613
3.88%, 9/1/2031 (b)	81	70
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (b)	720	716
7.25%, 5/15/2031 (b)	2,398	2,458
6.63%, 5/1/2032 (b)	3,766	3,837
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (b)	384	384
SM Energy Co.
6.75%, 9/15/2026	2,398	2,403
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
6.63%, 1/15/2027	3,335	3,334
6.50%, 7/15/2028	1,787	1,782
6.75%, 8/1/2029 (b)	2,043	2,030
7.00%, 8/1/2032 (b)	1,749	1,735
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b) (g)	3,656	3,357
Sotera Health Holdings LLC 7.38%, 6/1/2031 (b)	2,212	2,265
Spectrum Brands, Inc. 3.88%, 3/15/2031 (b)	729	638
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (b)	2,541	2,741
Sprint LLC 7.63%, 2/15/2025	9,544	9,541
SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)	10,578	10,536
Stagwell Global LLC 5.63%, 8/15/2029 (b) (g)	5,221	4,965
Standard Industries, Inc.
5.00%, 2/15/2027 (b)	1,647	1,613
4.75%, 1/15/2028 (b)	6,985	6,737
4.38%, 7/15/2030 (b)	215	198
3.38%, 1/15/2031 (b)	2,353	2,043
6.50%, 8/15/2032 (b)	3,227	3,247
Staples, Inc.
10.75%, 9/1/2029 (b)	9,155	8,853
12.75%, 1/15/2030 (b)	5,152	4,095
Starwood Property Trust, Inc., REIT 7.25%, 4/1/2029 (b)	1,222	1,250
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (d) (e) (f)	8,012	8,248
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (c) (e) (f)	3,100	3,184
(SOFR + 1.57%), 4.82%, 1/26/2034 (c)	464	457
Station Casinos LLC 4.50%, 2/15/2028 (b)	5,274	5,034
Stericycle, Inc. 3.88%, 1/15/2029 (b)	1,821	1,789
Summit Materials LLC
5.25%, 1/15/2029 (b)	947	939
7.25%, 1/15/2031 (b)	1,085	1,127
SunCoke Energy, Inc. 4.88%, 6/30/2029 (b)	536	484
Sunoco LP
5.88%, 3/15/2028	433	432
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.00%, 5/1/2029 (b)	1,157	1,194
4.50%, 5/15/2029	2,780	2,643
4.50%, 4/30/2030	4,232	3,972
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (b)	2,300	2,362
Synaptics, Inc. 4.00%, 6/15/2029 (b)	2,089	1,916
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032 (g)	7	7
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (b)	2,575	2,473
7.38%, 2/15/2029 (b)	1,583	1,588
6.00%, 12/31/2030 (b)	1,933	1,814
6.00%, 9/1/2031 (b)	5,087	4,719
Targa Resources Partners LP
6.50%, 7/15/2027	4,000	4,034
6.88%, 1/15/2029	1,906	1,950
TEGNA, Inc.
4.75%, 3/15/2026 (b)	477	472
4.63%, 3/15/2028	1,537	1,443
5.00%, 9/15/2029	1,190	1,111
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (b)	7,570	6,975
3.88%, 10/15/2031 (b)	2,990	2,601
Tenet Healthcare Corp.
6.25%, 2/1/2027	5,110	5,114
5.13%, 11/1/2027	9,715	9,633
4.25%, 6/1/2029	1,135	1,074
6.13%, 6/15/2030	4,044	4,063
6.75%, 5/15/2031	4,288	4,384
Terex Corp.
5.00%, 5/15/2029 (b)	6,259	6,016
6.25%, 10/15/2032 (b)	1,903	1,894
T-Mobile USA, Inc. 2.25%, 11/15/2031	120	101
TopBuild Corp. 4.13%, 2/15/2032 (b)	429	382
TransDigm, Inc.
6.38%, 3/1/2029 (b)	5,016	5,091
6.63%, 3/1/2032 (b)	3,132	3,185
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (b)	1,444	1,443
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (b)	956	984
Transocean, Inc. 8.75%, 2/15/2030 (b)	1,153	1,194
TreeHouse Foods, Inc. 4.00%, 9/1/2028	517	471
TriMas Corp. 4.13%, 4/15/2029 (b)	4,505	4,204
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
TriNet Group, Inc. 7.13%, 8/15/2031 (b)	2,095	2,146
Trinity Industries, Inc. 7.75%, 7/15/2028 (b)	2,548	2,634
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (b)	1,446	1,301
5.13%, 4/1/2029 (b) (g)	3,303	1,772
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (b)	2,758	2,724
Triumph Group, Inc. 9.00%, 3/15/2028 (b)	1,215	1,266
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 3/1/2025 (c) (e) (f)	2,651	2,637
Series M, (3-MONTH CME TERM SOFR + 3.05%), 5.13%, 12/15/2027 (c) (e) (f)	2,018	1,949
(SOFR + 1.62%), 5.44%, 1/24/2030 (c)	393	398
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (c) (e) (f)	6,957	6,753
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	979	997
UDR, Inc., REIT
3.20%, 1/15/2030	36	33
3.00%, 8/15/2031	9	8
United Rentals North America, Inc.
5.50%, 5/15/2027	3,326	3,320
3.88%, 2/15/2031	2,265	2,055
6.13%, 3/15/2034 (b)	3,642	3,672
United States Cellular Corp. 6.70%, 12/15/2033	2,500	2,697
United States Steel Corp. 6.88%, 3/1/2029	211	212
Uniti Group LP, REIT 4.75%, 4/15/2028 (b)	57	52
Univision Communications, Inc.
6.63%, 6/1/2027 (b)	60	60
8.00%, 8/15/2028 (b)	5,030	5,112
7.38%, 6/30/2030 (b)	5,599	5,375
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (c) (e) (f)	8,601	8,061
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (c) (e) (f)	1,216	1,201
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	82	83
(SOFR + 1.02%), 2.68%, 1/27/2033 (c)	915	779
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	810	830
US Foods, Inc. 6.88%, 9/15/2028 (b)	1,200	1,233
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	53

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Vail Resorts, Inc. 6.50%, 5/15/2032 (b) (g)	1,735	1,777
Valaris Ltd. 8.38%, 4/30/2030 (b)	1,769	1,795
Ventas Realty LP, REIT
2.65%, 1/15/2025	69	69
4.00%, 3/1/2028	22	21
Venture Global LNG, Inc.
8.13%, 6/1/2028 (b)	4,292	4,454
9.50%, 2/1/2029 (b)	1,805	1,995
7.00%, 1/15/2030 (b)	2,798	2,815
8.38%, 6/1/2031 (b)	985	1,023
9.88%, 2/1/2032 (b)	3,640	3,973
VICI Properties LP, REIT
4.63%, 6/15/2025 (b)	2,251	2,239
4.50%, 9/1/2026 (b)	995	982
4.25%, 12/1/2026 (b)	8,012	7,859
5.75%, 2/1/2027 (b)	4,882	4,916
4.63%, 12/1/2029 (b)	4,688	4,503
Vista Outdoor, Inc. 4.50%, 3/15/2029 (b)	5,976	6,081
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (b) (c) (e) (f)	1,472	1,484
Vistra Operations Co. LLC
5.50%, 9/1/2026 (b)	166	166
5.63%, 2/15/2027 (b)	7,310	7,291
5.00%, 7/31/2027 (b)	86	85
4.38%, 5/1/2029 (b)	1,606	1,529
7.75%, 10/15/2031 (b)	4,969	5,249
6.88%, 4/15/2032 (b)	2,128	2,200
Vital Energy, Inc. 7.88%, 4/15/2032 (b)	2,245	2,157
VMware LLC 2.20%, 8/15/2031	63	53
Wabash National Corp. 4.50%, 10/15/2028 (b)	3,500	3,186
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (b)	2,335	2,413
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	13	13
4.28%, 3/15/2032	30	26
Wayfair LLC 7.25%, 10/31/2029 (b)	1,226	1,241
Weekley Homes LLC 4.88%, 9/15/2028 (b)	599	572
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (c)	1,419	1,407
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (e) (f)	10,146	9,826
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	983	954
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (c) (e) (f)	2,541	2,731
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (e) (f)	3,896	4,017
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	556	562
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	464	455
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	269	271
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	464	471
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (b) (j)	1,030	144
9.00%, 11/15/2026 (b) (g) (j)	10,820	4,436
13.13%, 11/15/2027 (b) (j)	444	18
WESCO Distribution, Inc.
7.25%, 6/15/2028 (b)	3,215	3,291
6.38%, 3/15/2029 (b)	6,178	6,304
6.63%, 3/15/2032 (b)	2,820	2,890
William Carter Co. (The) 5.63%, 3/15/2027 (b)	6,014	5,979
Williams Cos., Inc. (The) 2.60%, 3/15/2031	19	16
Williams Scotsman, Inc.
6.63%, 6/15/2029 (b)	1,116	1,133
7.38%, 10/1/2031 (b)	2,911	3,016
WMG Acquisition Corp. 3.75%, 12/1/2029 (b) (g)	4,231	3,918
WP Carey, Inc., REIT
2.40%, 2/1/2031	33	28
2.45%, 2/1/2032	7	6
WR Grace Holdings LLC
4.88%, 6/15/2027 (b)	4,453	4,369
5.63%, 8/15/2029 (b)	1,761	1,627
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (b)	6,520	6,330
7.13%, 2/15/2031 (b)	925	973
6.25%, 3/15/2033 (b)	1,858	1,849
Xerox Holdings Corp.
5.50%, 8/15/2028 (b)	100	82
8.88%, 11/30/2029 (b)	2,419	2,106
XHR LP, REIT 4.88%, 6/1/2029 (b)	1,316	1,235
XPO, Inc.
6.25%, 6/1/2028 (b)	1,845	1,873
7.13%, 2/1/2032 (b)	1,640	1,704
Yum! Brands, Inc.
3.63%, 3/15/2031	661	599
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.63%, 1/31/2032	3,547	3,325
5.38%, 4/1/2032	64	62
Ziff Davis, Inc. 4.63%, 10/15/2030 (b)	309	283
		2,423,646
Uzbekistan — 0.0% ^
Jscb Agrobank 9.25%, 10/2/2029 (b)	700	711
Navoi Mining & Metallurgical Combinat 6.95%, 10/17/2031 (b)	940	942
Uzbekneftegaz JSC 4.75%, 11/16/2028 (b)	1,350	1,183
		2,836
Venezuela, Bolivarian Republic of — 0.0% ^
Petroleos de Venezuela SA
8.50%, 10/27/2020 (a) (j)	619	556
6.00%, 11/15/2026 (a) (j)	4,490	438
9.75%, 5/17/2035 (a) (j)	1,750	197
		1,191
Total Corporate Bonds (Cost $2,974,464)		2,915,382
	SHARES (000)
Common Stocks — 32.9%
Australia — 0.6%
AGL Energy Ltd.	381	2,619
APA Group	19	88
Atlas Arteria Ltd.	187	597
Bendigo & Adelaide Bank Ltd.	157	1,264
BHP Group Ltd.	52	1,443
Dexus, REIT	137	643
Glencore plc	487	2,553
IGO Ltd.	58	200
Insignia Financial Ltd.	349	755
JB Hi-Fi Ltd.	13	667
Magellan Financial Group Ltd.	44	309
Metcash Ltd.	257	516
QBE Insurance Group Ltd.	1,000	11,290
Region RE Ltd., REIT	108	155
Rio Tinto Ltd.	172	13,491
Rio Tinto plc	119	7,685
Sonic Healthcare Ltd.	88	1,554
Telstra Group Ltd.	372	931
Transurban Group	64	533
INVESTMENTS	SHARES (000)	VALUE ($000)

Australia — continued
Woodside Energy Group Ltd.	129	2,027
Woolworths Group Ltd.	89	1,747
		51,067
Austria — 0.1%
ANDRITZ AG	25	1,522
Erste Group Bank AG	132	7,479
OMV AG	46	1,892
		10,893
Belgium — 0.1%
Ageas SA	24	1,271
KBC Group NV	13	934
Proximus SADP	165	1,200
Solvay SA	47	1,901
		5,306
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	2,533	4,657
Banco do Brasil SA	1,026	4,660
Itau Unibanco Holding SA (Preference)	518	3,153
TIM SA	1,070	3,067
		15,537
Canada — 1.0%
Agnico Eagle Mines Ltd.	51	4,421
Bank of Nova Scotia (The)	87	4,477
BCE, Inc.	119	3,827
Canadian Imperial Bank of Commerce	78	4,860
Canadian Natural Resources Ltd.	136	4,625
Enbridge, Inc.	115	4,641
Fortis, Inc.	103	4,437
Great-West Lifeco, Inc.	139	4,678
Hydro One Ltd. (a)	26	842
Magna International, Inc.	87	3,430
Manulife Financial Corp.	139	4,070
Nutrien Ltd.	94	4,481
Pembina Pipeline Corp.	124	5,183
Power Corp. of Canada	157	4,977
Restaurant Brands International, Inc.	63	4,353
Suncor Energy, Inc.	122	4,618
TC Energy Corp.	108	5,003
TELUS Corp.	242	3,819
Tourmaline Oil Corp.	97	4,483
		81,225
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	55

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chile — 0.0% ^
Banco Santander Chile, ADR	74	1,450
China — 1.3%
Alibaba Group Holding Ltd.	789	9,651
China Construction Bank Corp., Class H	5,923	4,598
China Mengniu Dairy Co. Ltd.	1,912	4,282
China Merchants Bank Co. Ltd., Class H	1,195	5,848
China Petroleum & Chemical Corp., Class H	6,884	3,878
China Resources Gas Group Ltd.	822	3,168
China Yangtze Power Co. Ltd., Class A	1,439	5,573
Fuyao Glass Industry Group Co. Ltd., Class A	413	3,305
Fuyao Glass Industry Group Co. Ltd., Class H (a)	811	5,755
Haier Smart Home Co. Ltd., Class A	196	806
Haier Smart Home Co. Ltd., Class H	2,010	7,295
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,474	5,787
Lenovo Group Ltd.	1,052	1,387
Midea Group Co. Ltd., Class A	699	7,001
NetEase, Inc.	569	9,161
Ping An Insurance Group Co. of China Ltd., Class H	944	5,846
Shenzhou International Group Holdings Ltd.	459	3,541
Sinopharm Group Co. Ltd., Class H	1,733	4,318
Tencent Holdings Ltd.	212	11,070
Tingyi Cayman Islands Holding Corp.	1,614	2,355
Wilmar International Ltd.	183	441
Wuliangye Yibin Co. Ltd., Class A	153	3,156
Zhejiang Supor Co. Ltd., Class A	280	2,057
		110,279
Denmark — 0.2%
Danske Bank A/S	48	1,408
Novo Nordisk A/S, Class B	143	16,027
Pandora A/S	9	1,413
Sydbank A/S	19	911
		19,759
Finland — 0.3%
Fortum OYJ	99	1,467
Kemira OYJ	68	1,446
Konecranes OYJ	12	805
Mandatum OYJ	135	624
Nokia OYJ	327	1,547
Nordea Bank Abp	655	7,663
Nordea Bank Abp	361	4,222
INVESTMENTS	SHARES (000)	VALUE ($000)

Finland — continued
Orion OYJ, Class B	43	2,108
UPM-Kymmene OYJ	231	6,807
Wartsila OYJ Abp	85	1,618
		28,307
France — 2.1%
Accor SA	26	1,165
Air Liquide SA	16	2,830
Amundi SA (a)	15	1,080
AXA SA	80	3,004
Ayvens SA (a)	23	156
BNP Paribas SA	41	2,827
Bouygues SA	16	527
Carrefour SA	55	873
Cie de Saint-Gobain SA	29	2,601
Cie Generale des Etablissements Michelin SCA	605	20,454
Coface SA	67	1,080
Covivio SA, REIT	5	304
Danone SA	62	4,439
Eiffage SA	12	1,142
Engie SA	689	11,548
Gaztransport Et Technigaz SA	7	948
Klepierre SA, REIT	179	5,728
La Francaise des Jeux SAEM (a)	41	1,733
Legrand SA	135	15,269
LVMH Moet Hennessy Louis Vuitton SE	44	28,962
Orange SA	140	1,536
Pernod Ricard SA	93	11,613
Publicis Groupe SA	23	2,421
Renault SA	17	771
Rexel SA	14	372
Rubis SCA	42	1,029
Safran SA	56	12,645
TotalEnergies SE	129	8,088
Unibail-Rodamco-Westfield, REIT	15	1,260
Vallourec SACA *	82	1,356
Vinci SA	285	31,902
Vivendi SE	131	1,401
		181,064
Germany — 0.9%
Allianz SE (Registered)	67	20,933
BASF SE	39	1,870
Commerzbank AG	74	1,320
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Deutsche Boerse AG	66	15,414
Deutsche Telekom AG (Registered)	162	4,884
E.ON SE	164	2,217
Evonik Industries AG	82	1,813
Freenet AG	56	1,655
Heidelberg Materials AG	16	1,734
HOCHTIEF AG	9	1,142
LEG Immobilien SE	13	1,248
Mercedes-Benz Group AG	30	1,833
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	19	9,857
SAP SE	32	7,344
Vonovia SE	118	3,869
		77,133
Hong Kong — 0.2%
AIA Group Ltd.	942	7,433
Cathay Pacific Airways Ltd.	230	239
Hang Lung Properties Ltd.	591	496
Henderson Land Development Co. Ltd.	115	369
Hong Kong Exchanges & Clearing Ltd.	84	3,363
Hysan Development Co. Ltd.	148	240
New World Development Co. Ltd.	681	684
Orient Overseas International Ltd.	83	1,125
PCCW Ltd.	437	240
Power Assets Holdings Ltd.	68	453
Prudential plc	192	1,598
United Energy Group Ltd.	6,124	256
VTech Holdings Ltd.	53	398
Yue Yuen Industrial Holdings Ltd.	330	695
		17,589
India — 0.6%
Bajaj Auto Ltd.	49	5,706
HCL Technologies Ltd.	405	8,475
HDFC Bank Ltd.	496	10,192
Infosys Ltd., ADR	603	12,616
Power Grid Corp. of India Ltd.	500	1,901
Shriram Finance Ltd.	162	6,018
Tata Consultancy Services Ltd.	85	4,012
		48,920
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT	8,211	3,486
INVESTMENTS	SHARES (000)	VALUE ($000)

Indonesia — continued
Bank Rakyat Indonesia Persero Tbk. PT	29,094	8,870
Telkom Indonesia Persero Tbk. PT	29,212	5,221
		17,577
Ireland — 0.3%
Accenture plc, Class A	78	26,883
AIB Group plc	179	961
Cairn Homes plc	545	1,275
		29,119
Israel — 0.0% ^
Delek Group Ltd.	4	433
Plus500 Ltd.	25	763
		1,196
Italy — 0.6%
A2A SpA	474	1,084
Azimut Holding SpA	38	952
Banca Generali SpA	24	1,075
Banca Mediolanum SpA	271	3,353
Banco BPM SpA	185	1,246
BFF Bank SpA (a)	175	1,706
BPER Banca SpA	173	1,052
Coca-Cola HBC AG	35	1,242
Enel SpA	811	6,148
Eni SpA	213	3,239
FinecoBank Banca Fineco SpA	57	908
Generali	70	1,932
Intesa Sanpaolo SpA	1,924	8,234
Maire SpA	160	1,204
Mediobanca Banca di Credito Finanziario SpA	79	1,305
Poste Italiane SpA (a)	87	1,227
UniCredit SpA	270	11,949
Unipol Gruppo SpA	98	1,215
		49,071
Japan — 1.3%
Activia Properties, Inc., REIT	—	333
AEON REIT Investment Corp., REIT	1	449
Aozora Bank Ltd.	183	3,163
Bridgestone Corp.	400	14,258
Canon, Inc.	74	2,390
Chubu Electric Power Co., Inc.	54	617
Chugoku Electric Power Co., Inc. (The)	87	632
Dai Nippon Printing Co. Ltd.	93	1,607
Dai-ichi Life Holdings, Inc.	34	838
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	57

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Disco Corp.	27	7,569
Electric Power Development Co. Ltd.	116	1,945
ENEOS Holdings, Inc.	274	1,383
FANUC Corp.	57	1,499
Frontier Real Estate Investment Corp., REIT	—	295
Hulic Co. Ltd.	65	605
Idemitsu Kosan Co. Ltd.	336	2,293
Industrial & Infrastructure Fund Investment Corp., REIT	1	527
Inpex Corp.	42	550
Isuzu Motors Ltd.	11	142
Japan Exchange Group, Inc.	538	6,311
Japan Metropolitan Fund Invest, REIT	3	2,120
Japan Post Holdings Co. Ltd.	119	1,101
Japan Prime Realty Investment Corp., REIT	—	187
Japan Tobacco, Inc.	26	734
Kansai Electric Power Co., Inc. (The)	49	783
KDX Realty Investment Corp., REIT	1	789
Kirin Holdings Co. Ltd.	142	2,095
Kobe Steel Ltd.	57	619
Kyushu Railway Co.	95	2,502
Matsui Securities Co. Ltd.	32	171
Mitsubishi Chemical Group Corp.	267	1,442
Mori Hills REIT Investment Corp., REIT	—	126
Nippon Building Fund, Inc., REIT	1	807
Nippon Steel Corp.	122	2,449
Nippon Telegraph & Telephone Corp.	349	337
Niterra Co. Ltd.	6	181
Pola Orbis Holdings, Inc.	42	411
Seiko Epson Corp.	8	144
Sekisui House REIT, Inc., REIT	1	372
Shin-Etsu Chemical Co. Ltd.	693	25,387
SoftBank Corp.	3,569	4,493
Sumitomo Rubber Industries Ltd.	40	412
Takeda Pharmaceutical Co. Ltd.	113	3,150
Tokio Marine Holdings, Inc.	282	10,142
Toyo Tire Corp.	34	478
United Urban Investment Corp., REIT	1	1,159
		109,997
Luxembourg — 0.2%
Intelsat SA ‡ *	270	8,112
Mallinckrodt plc ‡ *	66	5,002
		13,114
INVESTMENTS	SHARES (000)	VALUE ($000)

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	852	5,947
Kimberly-Clark de Mexico SAB de CV, Class A	830	1,196
Southern Copper Corp.	19	2,061
Wal-Mart de Mexico SAB de CV	4,194	11,581
		20,785
Netherlands — 0.6%
ABN AMRO Bank NV, CVA (a)	131	2,173
ASML Holding NV	17	11,313
ASR Nederland NV	25	1,165
BE Semiconductor Industries NV	20	2,152
Heineken NV	180	14,735
ING Groep NV	134	2,272
Koninklijke Ahold Delhaize NV	45	1,496
Koninklijke BAM Groep NV	311	1,438
Koninklijke KPN NV	2,718	10,622
NN Group NV	30	1,464
OCI NV * (g)	38	465
Randstad NV	16	717
SBM Offshore NV	107	1,962
Wolters Kluwer NV	17	2,832
		54,806
New Zealand — 0.0% ^
Spark New Zealand Ltd.	493	856
Norway — 0.2%
Aker BP ASA	63	1,346
DNB Bank ASA	64	1,330
DOF Group ASA *	113	900
Equinor ASA	239	5,672
Frontline plc	25	488
Hoegh Autoliners ASA	121	1,275
Norsk Hydro ASA	152	944
Schibsted ASA, Class A	8	262
Telenor ASA	411	5,055
Var Energi ASA	168	530
Wallenius Wilhelmsen ASA (g)	96	953
		18,755
Peru — 0.0% ^
Credicorp Ltd.	5	905
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Poland — 0.0% ^
Powszechny Zaklad Ubezpieczen SA	116	1,151
Santander Bank Polska SA	3	324
		1,475
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	767	387
Navigator Co. SA (The)	282	1,087
		1,474
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC ‡	2,553	—
Severstal PAO, GDR ‡ * (a)	142	—
		—
Saudi Arabia — 0.2%
Al Rajhi Bank	151	3,524
Saudi Arabian Oil Co. (a)	885	6,360
Saudi National Bank (The)	722	6,346
		16,230
Singapore — 0.3%
BW LPG Ltd. (a)	73	938
CapitaLand Ascendas, REIT	370	750
DBS Group Holdings Ltd.	632	18,317
Hafnia Ltd.	193	1,134
Singapore Airlines Ltd.	136	663
Singapore Telecommunications Ltd.	995	2,348
Venture Corp. Ltd.	20	204
		24,354
South Africa — 0.2%
Anglo American plc	56	1,741
Bidvest Group Ltd. (The)	98	1,581
FirstRand Ltd.	649	2,852
Shoprite Holdings Ltd.	181	3,119
Standard Bank Group Ltd.	337	4,643
Vodacom Group Ltd.	358	2,243
		16,179
South Korea — 0.6%
Hana Financial Group, Inc.	103	4,453
Hyundai Motor Co.	15	2,320
KB Financial Group, Inc.	82	5,360
Kia Corp.	54	3,599
KT&G Corp.	10	822
LG Uplus Corp.	33	237
Samsung Electronics Co. Ltd.	274	11,619
INVESTMENTS	SHARES (000)	VALUE ($000)

South Korea — continued
Samsung Electronics Co. Ltd. (Preference)	159	5,468
Samsung Fire & Marine Insurance Co. Ltd.	21	5,070
Shinhan Financial Group Co. Ltd.	132	4,910
SK Telecom Co. Ltd.	92	3,780
Woori Financial Group, Inc.	25	276
		47,914
Spain — 0.4%
Acerinox SA	58	532
ACS Actividades de Construccion y Servicios SA	30	1,433
Aena SME SA (a)	9	1,994
Banco Bilbao Vizcaya Argentaria SA	267	2,657
Banco de Sabadell SA	333	650
Banco Santander SA	627	3,061
Bankinter SA	59	484
CaixaBank SA	319	1,942
Endesa SA	300	6,468
Iberdrola SA	297	4,412
Industria de Diseno Textil SA	62	3,555
Logista Integral SA	51	1,574
Mapfre SA	423	1,209
Naturgy Energy Group SA	111	2,761
Unicaja Banco SA (a)	359	451
		33,183
Sweden — 0.5%
Skandinaviska Enskilda Banken AB, Class A	106	1,501
SSAB AB, Class B	41	194
Svenska Handelsbanken AB, Class A	138	1,434
Tele2 AB, Class B	603	6,320
Telia Co. AB	564	1,639
Volvo AB, Class B	1,157	30,137
		41,225
Switzerland — 0.3%
ABB Ltd. (Registered)	58	3,220
Accelleron Industries AG	23	1,234
Adecco Group AG (Registered)	26	811
Novartis AG (Registered)	92	10,010
Temenos AG (Registered)	11	722
UBS Group AG (Registered)	118	3,612
Zurich Insurance Group AG	5	3,045
		22,654
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	59

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — 1.4%
Accton Technology Corp.	124	2,079
ASE Technology Holding Co. Ltd.	1,611	7,597
MediaTek, Inc.	45	1,752
Novatek Microelectronics Corp.	188	2,905
President Chain Store Corp.	60	551
Quanta Computer, Inc.	1,032	9,376
Realtek Semiconductor Corp.	458	6,720
Taiwan Semiconductor Manufacturing Co. Ltd.	2,526	79,207
Vanguard International Semiconductor Corp.	930	2,745
Wistron Corp.	1,061	3,566
Wiwynn Corp.	69	3,930
		120,428
Thailand — 0.1%
SCB X PCL	1,476	4,964
Siam Cement PCL (The) (Registered)	275	1,713
		6,677
United Kingdom — 1.8%
3i Group plc	58	2,378
Admiral Group plc	23	770
AstraZeneca plc	129	18,428
Aviva plc	244	1,429
B&M European Value Retail SA	63	317
Balfour Beatty plc	325	1,864
Barclays plc	798	2,446
Barratt Redrow plc	537	3,091
Beazley plc	117	1,141
Berkeley Group Holdings plc	28	1,611
British American Tobacco plc	10	353
British Land Co. plc (The), REIT	437	2,248
BT Group plc	648	1,158
Centrica plc	1,117	1,690
Coca-Cola Europacific Partners plc	63	4,777
Drax Group plc	90	725
Dunelm Group plc	98	1,398
Games Workshop Group plc	6	999
Hammerson plc, REIT	261	966
Harbour Energy plc	232	827
HSBC Holdings plc	554	5,085
Imperial Brands plc	181	5,455
InterContinental Hotels Group plc	12	1,275
Intermediate Capital Group plc	37	971
Investec plc	153	1,170
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
ITV plc	1,042	992
J Sainsbury plc	203	698
Lancashire Holdings Ltd.	129	1,049
Land Securities Group plc, REIT	179	1,393
Lloyds Banking Group plc	4,724	3,243
M&G plc	96	240
Man Group plc	300	768
Mitie Group plc	1,068	1,602
National Grid plc	250	3,139
NatWest Group plc	1,091	5,171
Next plc	12	1,569
Persimmon plc	73	1,382
Phoenix Group Holdings plc	277	1,761
RELX plc	605	27,746
Sage Group plc (The)	236	2,955
SSE plc	704	16,008
Taylor Wimpey plc	864	1,633
Telecom Plus plc	43	925
Tesco plc	1,124	4,965
Unilever plc	114	6,947
Vodafone Group plc	4,492	4,177
WPP plc	183	1,923
		152,858
United States — 15.9%
Abbott Laboratories	215	24,366
AbbVie, Inc.	164	33,431
AES Corp. (The)	167	2,750
Altria Group, Inc.	91	4,961
American Electric Power Co., Inc.	48	4,776
Amgen, Inc.	15	4,875
Analog Devices, Inc.	63	13,974
Annaly Capital Management, Inc., REIT	225	4,282
AT&T, Inc.	240	5,404
Avangrid, Inc.	121	4,334
Bank of America Corp.	550	22,982
Best Buy Co., Inc.	122	11,041
Blackrock, Inc.	13	12,765
BP plc	798	3,903
Bristol-Myers Squibb Co.	264	14,735
Broadcom, Inc.	147	24,976
BXP, Inc., REIT	66	5,281
Campbell Soup Co.	90	4,193
Cardinal Health, Inc.	42	4,564
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Celanese Corp.	19	2,348
CF Industries Holdings, Inc.	53	4,333
CH Robinson Worldwide, Inc.	28	2,930
Chevron Corp.	147	21,892
Cisco Systems, Inc.	81	4,462
Citizens Financial Group, Inc.	70	2,936
Claire's Stores, Inc. ‡ * (m)	4	4
Clear Channel Outdoor Holdings, Inc. *	287	422
Clorox Co. (The)	28	4,452
CME Group, Inc.	116	26,246
CMS Energy Corp.	89	6,207
Coca-Cola Co. (The)	251	16,365
Comcast Corp., Class A	101	4,390
Conagra Brands, Inc.	144	4,158
ConocoPhillips	53	5,798
Consolidated Edison, Inc.	44	4,525
CRH plc	20	1,887
Crown Castle, Inc., REIT	39	4,188
Cummins, Inc.	16	5,359
Darden Restaurants, Inc.	28	4,408
Devon Energy Corp.	116	4,470
Diamondback Energy, Inc.	26	4,635
Digital Realty Trust, Inc., REIT	31	5,451
Dominion Energy, Inc.	237	14,125
Dow, Inc.	339	16,716
Duke Energy Corp.	43	4,922
Eastman Chemical Co.	47	4,951
Eaton Corp. plc	2	579
Edison International	61	4,990
Emerson Electric Co.	43	4,613
Endo GUC Trust ‡ *	377	311
Endo, Inc. *	153	3,909
Entergy Corp.	39	6,085
Envision Healthcare Corp. ‡ *	6	69
EOG Resources, Inc.	103	12,507
Evergy, Inc.	78	4,736
Eversource Energy	69	4,531
Expand Energy Corp.	43	3,638
Exxon Mobil Corp.	205	23,923
Fastenal Co.	65	5,076
Fidelity National Information Services, Inc.	336	30,154
FirstEnergy Corp.	105	4,385
Ford Motor Co.	428	4,405
Frontier Communications Parent, Inc. *	71	2,545
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
General Dynamics Corp.	3	1,005
General Mills, Inc.	63	4,309
Genuine Parts Co.	25	2,854
Gilead Sciences, Inc.	53	4,682
GSK plc	408	7,377
Gulfport Energy Corp. *	15	2,036
Healthpeak Properties, Inc., REIT	231	5,177
Hewlett Packard Enterprise Co.	225	4,383
Holcim AG	34	3,385
Honeywell International, Inc.	84	17,359
Hormel Foods Corp.	18	565
Host Hotels & Resorts, Inc., REIT	115	1,982
HP, Inc.	126	4,477
iHeartMedia, Inc., Class A *	122	242
Intel Corp.	98	2,106
International Business Machines Corp.	24	4,932
International Flavors & Fragrances, Inc.	50	4,968
International Paper Co.	108	5,996
Interpublic Group of Cos., Inc. (The)	143	4,202
Iron Mountain, Inc., REIT	44	5,492
J M Smucker Co. (The)	21	2,395
Johnson & Johnson	162	25,834
Juniper Networks, Inc.	129	5,011
Kellanova	65	5,270
Kenvue, Inc.	418	9,578
KeyCorp	315	5,432
Kimberly-Clark Corp.	33	4,380
Kimco Realty Corp., REIT	212	5,034
Kinder Morgan, Inc.	239	5,852
Kraft Heinz Co. (The)	129	4,308
LKQ Corp.	44	1,620
Lowe's Cos., Inc.	78	20,453
LyondellBasell Industries NV, Class A	47	4,094
McDonald's Corp.	98	28,666
Merck & Co., Inc.	144	14,694
Meta Platforms, Inc., Class A	73	41,255
Microchip Technology, Inc.	241	17,673
Micron Technology, Inc.	85	8,490
Microsoft Corp.	195	79,056
Mid-America Apartment Communities, Inc., REIT	1	156
Moran Foods Backstop Equity ‡ *	17,743	—
Morgan Stanley	250	29,019
Motorola Solutions, Inc.	10	4,525
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	61

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
MYT Holding LLC ‡ *	1,342	335
National CineMedia, Inc. *	107	771
Nestle SA (Registered)	214	20,192
NetApp, Inc.	37	4,261
Newmont Corp.	99	4,484
NextEra Energy, Inc.	323	25,592
NMG, Inc. ‡ * (g)	41	5,581
NMG, Inc. ‡ *	4	592
Omnicom Group, Inc.	47	4,741
ONEOK, Inc.	58	5,607
Otis Worldwide Corp.	325	31,950
PACCAR, Inc.	46	4,777
PepsiCo, Inc.	20	3,298
Pfizer, Inc.	57	1,607
Philip Morris International, Inc.	40	5,340
Phillips 66	30	3,680
PPL Corp.	39	1,280
Procter & Gamble Co. (The)	90	14,939
Prologis, Inc., REIT	99	11,160
Prudential Financial, Inc.	41	4,973
Public Storage, REIT	14	4,452
Regency Centers Corp., REIT	63	4,477
Regions Financial Corp.	112	2,684
Roche Holding AG	21	6,423
RTX Corp.	44	5,267
Salesforce, Inc.	46	13,445
Sanofi SA	46	4,827
Seagate Technology Holdings plc	179	17,982
Shell plc	221	7,365
Signify NV (a)	41	999
Simon Property Group, Inc., REIT	31	5,262
Sirius XM Holdings, Inc.	191	5,096
Skyworks Solutions, Inc.	20	1,731
Southern Co. (The)	330	30,031
Starbucks Corp.	46	4,537
Steel Dynamics, Inc.	17	2,270
Swiss Re AG	14	1,846
T. Rowe Price Group, Inc.	36	3,901
Target Corp.	29	4,352
T-Mobile US, Inc.	19	4,302
Truist Financial Corp.	377	16,221
United Parcel Service, Inc., Class B	33	4,445
UnitedHealth Group, Inc.	51	29,042
Valero Energy Corp.	28	3,695
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Venator Materials plc ‡ *	4	2,815
Ventas, Inc., REIT	82	5,386
Verizon Communications, Inc.	286	12,063
VICI Properties, Inc., REIT	457	14,512
Welltower, Inc., REIT	132	17,755
Weyerhaeuser Co., REIT	128	3,989
Williams Cos., Inc. (The)	112	5,863
Windstream Holdings, Inc. ‡ *	4	71
WP Carey, Inc., REIT	74	4,129
Yum! Brands, Inc.	199	26,116
		1,349,464
Total Common Stocks (Cost $2,310,680)		2,798,825
Exchange-Traded Funds — 10.6%
United States — 10.6%
JPMorgan Equity Premium Income ETF (n)	7,239	424,858
JPMorgan Income ETF (n)	967	44,356
JPMorgan Nasdaq Equity Premium Income ETF (n)	7,924	432,469
		901,683
Total Exchange-Traded Funds (Cost $838,740)		901,683
	PRINCIPAL AMOUNT ($000)
Equity Linked Notes — 5.1%
Canada — 1.9%
Royal Bank of Canada, ELN, 10.80%, 11/15/2024 (a)	8	3,769
Royal Bank of Canada, ELN, 10.80%, 11/22/2024 (a)	49	6,038
Royal Bank of Canada, ELN, 12.60%, 11/15/2024 (a)	3	5,888
Royal Bank of Canada, ELN, 13.00%, 11/8/2024 (a)	32	5,766
Royal Bank of Canada, ELN, 13.50%, 11/15/2024 (a)	10	5,795
Royal Bank of Canada, ELN, 13.90%, 11/8/2024 (a)	20	5,906
Royal Bank of Canada, ELN, 14.80%, 11/8/2024 (a)	22	6,540
Royal Bank of Canada, ELN, 16.70%, 11/15/2024 (a)	37	6,062
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
Canada — continued
Royal Bank of Canada, ELN, 16.70%, 11/15/2024 (a)	11	7,030
Royal Bank of Canada, ELN, 16.70%, 11/22/2024 (a)	34	4,238
Royal Bank of Canada, ELN, 16.70%, 11/29/2024 (a)	6	5,686
Royal Bank of Canada, ELN, 17.20%, 11/29/2024 (a)	24	3,217
Royal Bank of Canada, ELN, 17.60%, 11/29/2024 (a)	37	3,611
Royal Bank of Canada, ELN, 17.70%, 11/29/2024 (a)	54	5,903
Royal Bank of Canada, ELN, 18.70%, 11/8/2024 (a)	36	5,740
Royal Bank of Canada, ELN, 19.30%, 11/22/2024 (a)	85	5,596
Royal Bank of Canada, ELN, 19.30%, 11/22/2024 (a)	67	5,838
Royal Bank of Canada, ELN, 23.10%, 11/22/2024 (a)	111	5,765
Royal Bank of Canada, ELN, 7.50%, 11/29/2024 (a)	31	8,350
Royal Bank of Canada, ELN, 7.70%, 11/22/2024 (a)	15	11,079
Royal Bank of Canada, ELN, 8.90%, 11/15/2024 (a)	32	7,885
Toronto-Dominion Bank (The), ELN, 12.90%, 11/8/2024 (a)	18	9,076
Toronto-Dominion Bank (The), ELN, 14.30%, 11/15/2024 (a)	79	6,135
Toronto-Dominion Bank (The), ELN, 14.40%, 11/15/2024 (a)	17	6,424
Toronto-Dominion Bank (The), ELN, 15.40%, 11/8/2024 (a)	9	8,814
Toronto-Dominion Bank (The), ELN, 21.60%, 11/8/2024 (a)	18	5,387
Toronto-Dominion Bank (The), ELN, 27.80%, 11/15/2024 (a)	28	5,508
		167,046
France — 0.5%
BNP Paribas Issuance BV, ELN, 10.60%, 11/22/2024 (a)	35	5,954
BNP Paribas Issuance BV, ELN, 11.30%, 11/15/2024 (a)	17	3,305
BNP Paribas Issuance BV, ELN, 11.30%, 11/8/2024 (a)	17	8,737
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — continued
BNP Paribas Issuance BV, ELN, 15.40%, 11/8/2024 (a)	48	5,948
BNP Paribas Issuance BV, ELN, 16.60%, 11/29/2024 (a)	395	5,975
BNP Paribas Issuance BV, ELN, 19.20%, 11/8/2024 (a)	7	5,061
BNP Paribas Issuance BV, ELN, 19.90%, 11/8/2024 (a)	40	6,207
		41,187
Japan — 0.2%
Nomura America Finance LLC, ELN, 11.60%, 11/15/2024 (a)	114	5,959
Nomura America Finance LLC, ELN, 13.20%, 11/15/2024 (a)	18	4,864
Nomura America Finance LLC, ELN, 17.30%, 11/22/2024 (a)	217	5,766
		16,589
United Kingdom — 0.3%
Barclays Bank PLC, ELN, 16.30%, 11/29/2024 (a)	80	6,270
Barclays Bank PLC, ELN, 16.70%, 11/15/2024 (a)	12	5,315
Barclays Bank PLC, ELN, 18.90%, 11/8/2024 (a)	17	3,754
Barclays Bank PLC, ELN, 19.80%, 11/15/2024 (a)	63	5,665
Barclays Bank plc, ELN, 8.50%, 11/22/2024 (a)	32	6,622
		27,626
United States — 2.2%
Citigroup Global Markets Holdings, Inc., ELN, 14.40%, 11/22/2024 (a)	51	7,078
Citigroup Global Markets Holdings, Inc., ELN, 19.70%, 11/22/2024 (a)	25	6,164
Goldman Sachs International, ELN, 14.60%, 11/15/2024 (a)	18	15,074
Goldman Sachs International, ELN, 16.40%, 11/8/2024 (a)	143	18,953
Goldman Sachs International, ELN, 18.10%, 11/15/2024 (a)	52	8,526
Morgan Stanley Finance LLC, ELN, 13.20%, 11/8/2024 (a)	21	5,578
Morgan Stanley Finance LLC, ELN, 16.70%, 11/8/2024 (a)	153	3,982
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	63

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
United States — continued
Morgan Stanley Finance LLC, ELN, 18.10%, 11/29/2024 (a)	18	7,098
Morgan Stanley Finance LLC, ELN, 21.30%, 11/8/2024 (a)	45	4,207
Morgan Stanley Finance LLC, ELN, 22.30%, 11/29/2024 (a)	177	5,613
Societe Generale SA, ELN, 12.00%, 11/15/2024 (a)	29	4,463
Societe Generale SA, ELN, 14.00%, 11/29/2024 (a)	13	5,871
Societe Generale SA, ELN, 15.30%, 11/22/2024 (a)	27	7,285
Societe Generale SA, ELN, 17.60%, 11/29/2024 (a)	15	4,401
Societe Generale SA, ELN, 18.20%, 11/29/2024 (a)	52	6,292
Societe Generale SA, ELN, 21.20%, 11/22/2024 (a)	31	5,785
Societe Generale SA, ELN, 21.60%, 11/29/2024 (a)	186	5,575
Societe Generale SA, ELN, 22.60%, 11/22/2024 (a)	337	4,357
Societe Generale SA, ELN, 22.80%, 11/22/2024 (a)	82	5,807
Wells Fargo Bank NA, ELN, 12.20%, 11/22/2024 (a)	104	8,289
Wells Fargo Bank NA, ELN, 13.00%, 11/22/2024 (a)	103	6,953
Wells Fargo Bank NA, ELN, 13.70%, 11/29/2024 (a)	92	6,895
Wells Fargo Bank NA, ELN, 14.20%, 11/22/2024 (a)	16	4,205
Wells Fargo Bank NA, ELN, 15.30%, 11/29/2024 (a)	62	6,102
Wells Fargo Bank NA, ELN, 17.50%, 11/29/2024 (a)	61	8,934
Wells Fargo Bank NA, ELN, 31.70%, 11/29/2024 (a)	48	5,065
Wells Fargo Bank NA, ELN, 4.90%, 11/29/2024 (a)	73	6,826
		185,378
Total Equity Linked Notes (Cost $445,182)		437,826
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 4.2%
United States — 4.2%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (b)	2,500	1,919
Series 2019-BN16, Class F, 3.68%, 2/15/2052 (b) (k)	2,000	981
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (b)	2,000	993
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (b)	4,000	3,007
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (b) (k)	2,500	1,648
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (b) (k)	8,500	7,058
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (b)	1,534	737
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (k)	7,500	5,922
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (b)	1,000	710
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (b)	1,000	714
Series 2019-BN24, Class C, 3.52%, 11/15/2062 (k)	6,000	4,843
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (b)	1,350	971
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (b)	3,000	2,036
BBCMS Mortgage Trust Series 2017-C1, Class D, 3.53%, 2/15/2050 (b) (k)	2,887	2,154
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (b)	975	510
Series 2019-B9, Class F, 3.74%, 3/15/2052 (b) (k)	6,590	2,973
Series 2019-B11, Class D, 3.00%, 5/15/2052 (b)	4,000	1,800
Series 2019-B11, Class C, 3.75%, 5/15/2052 (k)	13,959	10,185
Series 2020-B21, Class E, 2.00%, 12/17/2053 (b)	2,500	1,285
Series 2019-B14, Class E, 2.50%, 12/15/2062 (b)	1,415	770
Series 2019-B15, Class E, 2.75%, 12/15/2072 (b)	4,391	2,198
BX Series 2021-MFM1, Class G, 8.82%, 1/15/2034 (b) (k)	525	512
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
CD Mortgage Trust
Series 2016-CD2, Class C, 3.98%, 11/10/2049 (k)	750	413
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (b)	1,000	806
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (b)	1,831	1,481
Series 2017-CD6, Class C, 4.23%, 11/13/2050 (k)	1,371	1,196
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (b) (k)	2,000	1,517
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (b)	1,790	885
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.17%, 11/10/2049 (b) (k)	1,000	707
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (b) (k)	1,500	803
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.39%, 2/10/2048 (b) (k)	3,756	3,476
Series 2015-GC29, Class C, 4.20%, 4/10/2048 (k)	2,000	1,920
Series 2015-P1, Class D, 3.23%, 9/15/2048 (b)	2,000	1,802
Series 2016-C1, Class D, 4.94%, 5/10/2049 (b) (k)	4,975	4,741
Series 2016-C2, Class D, 3.25%, 8/10/2049 (b) (k)	1,000	875
Series 2016-P6, Class D, 3.25%, 12/10/2049 (b)	1,325	945
Series 2017-P7, Class B, 4.14%, 4/14/2050 (k)	910	832
Series 2017-P7, Class C, 4.38%, 4/14/2050 (k)	3,295	2,807
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (b)	4,500	2,146
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.46%, 4/12/2042 (b) (k)	2,500	2,228
Commercial Mortgage Trust
Series 2020-CBM, Class F, 3.63%, 2/10/2037 (b) (k)	2,750	2,571
Series 2014-CR15, Class C, 3.98%, 2/10/2047 (k)	989	929
Series 2014-LC15, Class D, 4.77%, 4/10/2047 (b) (k)	694	656
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2014-CR19, Class D, 4.54%, 8/10/2047 (b) (k)	201	191
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (b)	5,100	3,331
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (b)	3,250	3,039
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (b)	2,500	1,659
Series 2015-CR22, Class D, 4.11%, 3/10/2048 (b) (k)	1,000	739
Series 2015-LC21, Class D, 4.31%, 7/10/2048 (k)	450	395
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (k)	2,134	1,893
Series 2015-CR25, Class D, 3.77%, 8/10/2048 (k)	2,000	1,810
Series 2015-CR27, Class D, 3.45%, 10/10/2048 (b) (k)	500	405
Series 2015-CR26, Class D, 3.46%, 10/10/2048 (k)	2,500	1,884
Series 2015-LC23, Class D, 3.54%, 10/10/2048 (b) (k)	2,750	2,357
Series 2015-LC23, Class E, 3.54%, 10/10/2048 (b) (k)	1,500	1,200
Series 2016-CR28, Class D, 3.84%, 2/10/2049 (k)	1,350	1,022
Series 2016-CR28, Class C, 4.59%, 2/10/2049 (k)	2,000	1,768
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (b) (k)	2,000	683
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.55%, 11/15/2048 (k)	2,500	2,428
Series 2015-C2, Class B, 4.21%, 6/15/2057 (k)	1,000	933
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.48%, 8/10/2049 (b) (k)	1,170	782
Series 2016-C3, Class E, 4.23%, 8/10/2049 (b) (k)	1,250	641
FHLMC, Multi-Class Certificates
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	1,226
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (k)	6,200	850
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	65

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 10.36%, 7/25/2041 (b) (k)	2,000	1,693
Series 2022-MN5, Class B1, 14.36%, 11/25/2042 (b) (k)	8,302	9,326
Series 2021-MN1, Class M1, 6.86%, 1/25/2051 (b) (k)	296	295
Series 2021-MN1, Class M2, 8.61%, 1/25/2051 (b) (k)	10,750	10,979
Series 2021-MN1, Class B1, 12.61%, 1/25/2051 (b) (k)	2,650	2,870
Series 2021-MN3, Class M1, 7.16%, 11/25/2051 (b) (k)	1,698	1,694
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC03, Class X1, IO, 0.43%, 11/25/2024 (k)	49,172	5
Series K734, Class X3, IO, 2.17%, 7/25/2026 (k)	11,615	329
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (k)	13,382	252
Series K084, Class X3, IO, 2.24%, 11/25/2028 (k)	6,000	479
Series K090, Class X3, IO, 2.31%, 10/25/2029 (k)	1,750	158
Series Q012, Class X, IO, 4.06%, 9/25/2035 (k)	20,813	3,280
Series K727, Class X3, IO, 3.39%, 10/25/2044 (k)	10,310	—
Series K060, Class X3, IO, 1.90%, 12/25/2044 (k)	1,000	35
Series K061, Class X3, IO, 1.98%, 12/25/2044 (k)	1,544	53
Series K728, Class X3, IO, 4.11%, 11/25/2045 (k)	969	—
Series K089, Class X3, IO, 2.30%, 1/25/2046 (k)	22,283	1,885
Series K087, Class X3, IO, 2.32%, 1/25/2046 (k)	18,300	1,443
Series K102, Class X3, IO, 1.89%, 12/25/2046 (k)	1,180	94
Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	10,130	869
Series K093, Class X3, IO, 2.21%, 5/25/2047 (k)	15,000	1,255
Series K116, Class X3, IO, 3.02%, 9/25/2047 (k)	10,500	1,463
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series K108, Class X3, IO, 3.49%, 4/25/2048 (k)	16,575	2,498
FNMA ACES
Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (k)	5,320	247
Series 2020-M37, Class X, IO, 1.02%, 4/25/2032 (k)	24,950	1,021
Series 2016-M4, Class X2, IO, 2.70%, 1/25/2039 (k)	5,637	30
FREMF Mortgage Trust
Series 2018-KF47, Class B, 7.28%, 5/25/2025 (b) (k)	1,348	1,336
Series 2019-KC03, Class B, 4.33%, 1/25/2026 (b) (k)	2,304	2,238
Series 2019-KF58, Class B, 7.43%, 1/25/2026 (b) (k)	906	891
Series 2019-KF62, Class B, 7.33%, 4/25/2026 (b) (k)	489	469
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (b) (k)	186	166
Series 2017-KF33, Class B, 7.83%, 6/25/2027 (b) (k)	566	536
Series 2017-KF40, Class B, 7.98%, 11/25/2027 (b) (k)	978	923
Series 2018-KF43, Class B, 7.43%, 1/25/2028 (b) (k)	1,288	1,236
Series 21K-F116, Class CS, 11.56%, 6/25/2028 (b) (k)	4,844	4,828
Series 2018-KF50, Class B, 7.18%, 7/25/2028 (b) (k)	293	279
Series 2019-KG01, Class B, 4.16%, 4/25/2029 (b) (k)	4,765	4,178
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (b)	276,042	827
Series 2019-KW09, Class C, PO, 6/25/2029 (b)	24,011	16,094
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (b)	32,681	116
Series 2022-KF132, Class CS, 11.56%, 2/25/2032 (b) (k)	7,870	7,280
Series 2023-KF149, Class CS, 11.31%, 12/25/2032 (b) (k)	8,747	8,975
Series 2017-K724, Class D, PO, 12/25/2049 (b)	729	719
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (b)	729	—
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
GNMA
Series 2012-89, IO, 0.09%, 12/16/2053 (k)	5,785	3
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (k)	5,852	287
Series 2021-169, IO, 1.11%, 6/16/2061 (k)	29,346	2,335
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (k)	16,019	691
Series 2020-2, IO, 0.59%, 3/16/2062 (k)	6,264	268
Series 2020-169, IO, 0.85%, 7/16/2062 (k)	16,636	1,020
Series 2021-33, IO, 0.84%, 10/16/2062 (k)	8,094	505
Series 2020-145, IO, 0.73%, 3/16/2063 (k)	53,871	2,798
Series 2021-10, IO, 0.99%, 5/16/2063 (k)	5,024	355
Series 2024-32, IO, 0.71%, 6/16/2063 (k)	51,718	2,576
Series 2023-28, IO, 0.85%, 2/16/2065 (k)	18,382	1,275
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.60%, 11/10/2045 (b) (k)	412	374
Series 2015-GC28, Class D, 4.36%, 2/10/2048 (b) (k)	2,500	2,327
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (b)	2,750	2,429
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (b) (k)	2,900	1,105
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (b)	1,750	1,147
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	1,002
Series 2019-GC40, Class D, 3.00%, 7/10/2052 (b)	3,800	2,643
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (b)	2,250	1,391
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (b) (k)	2,824	2,059
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (b)	2,000	1,059
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2014-C26, Class D, 3.83%, 1/15/2048 (b) (k)	1,500	1,186
Series 2014-C26, Class C, 4.33%, 1/15/2048 (k)	1,926	1,747
Series 2015-C33, Class C, 4.64%, 12/15/2048 (k)	8,000	7,039
Series 2016-C1, Class D2, 4.20%, 3/17/2049 (b) (k)	1,464	1,208
Series 2016-C1, Class C, 4.70%, 3/17/2049 (k)	5,000	4,491
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.50%, 3/15/2050 (b) (k)	7,577	6,250
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.04%, 12/15/2049 (b) (k)	2,514	1,876
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.42%, 8/15/2049 (b) (k)	4,500	3,364
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (k)	3,405	1,134
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (b)	1,500	1,260
Series 2014-C16, Class C, 4.72%, 6/15/2047 (k)	2,000	1,728
Series 2014-C19, Class D, 3.25%, 12/15/2047 (b)	2,585	2,058
Series 2015-C20, Class C, 4.42%, 2/15/2048 (k)	3,127	3,072
Series 2015-C24, Class D, 3.26%, 5/15/2048 (b)	6,000	5,463
Series 2015-C25, Class C, 4.52%, 10/15/2048 (k)	4,500	4,146
Series 2016-C31, Class C, 4.26%, 11/15/2049 (k)	1,440	1,237
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (b) (k)	730	517
Series 2018-L1, Class E, 3.00%, 10/15/2051 (b)	5,486	3,939
Series 2019-L2, Class D, 3.00%, 3/15/2052 (b)	7,075	5,027
Series 2019-L2, Class E, 3.00%, 3/15/2052 (b)	2,575	1,696
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	67

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (b)	10,000	5,925
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (b)	4,000	2,140
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (b)	17,000	6,511
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.22%, 10/25/2049 (b) (k)	4,450	4,498
Series 2020-01, Class M10, 8.72%, 3/25/2050 (b) (k)	9,220	9,370
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (b) (k)	5,000	2,574
ROCK Trust Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (b)	4,825	4,911
VASA Trust Series 2021-VASA, Class G, 9.92%, 7/15/2039 (b) (k)	1,360	618
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (k)	1,541	1,487
Series 2018-2, Class M2, 4.51%, 10/26/2048 (b) (k)	116	106
Series 2018-2, Class M3, 4.72%, 10/26/2048 (b) (k)	171	151
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 8.57%, 2/15/2040 (b) (k)	1,600	1,586
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (b) (k)	1,500	1,318
Series 2015-C28, Class D, 4.07%, 5/15/2048 (k)	7,740	6,414
Series 2016-C35, Class D, 3.14%, 7/15/2048 (b)	5,000	4,314
Series 2018-C43, Class D, 3.00%, 3/15/2051 (b)	1,250	999
Series 2018-C44, Class D, 3.00%, 5/15/2051 (b)	1,517	1,129
Series 2019-C52, Class XA, IO, 1.56%, 8/15/2052 (k)	3,372	192
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (b)	1,000	930
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.77%, 9/15/2057 (b) (k)	5,505	2,739
Total Commercial Mortgage-Backed Securities (Cost $408,809)		354,241
Collateralized Mortgage Obligations — 3.7%
United States — 3.7%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 6.32%, 2/25/2035 (k)	193	191
Series 2005-2, Class 3A1, 6.33%, 6/25/2035 (k)	361	348
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1	1
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	59	53
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	5	5
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	20	19
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	88	85
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	10	10
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	27	27
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	267	244
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	338	309
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	1,121	1,070
Series 2005-J2, Class 1A5, 5.35%, 4/25/2035 (k)	3,092	2,364
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	1,833	1,559
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	220	187
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	772	658
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	412	307
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,832	1,413
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	82	65
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	925	747
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	308	269
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	779	680
Series 2005-J14, Class A3, 5.50%, 12/25/2035	203	125
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,074	658
Series 2005-J14, Class A8, 5.50%, 12/25/2035	897	550
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	266	155
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	85	57
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	454	299
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,092	599
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	393	226
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	192	101
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,113	1,026
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	136	75
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	134	64
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 5.39%, 3/25/2037 (k)	4,083	1,567
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (b) (k)	6,250	5,665
Series 2019-6, Class B1, 3.94%, 11/25/2059 (b) (k)	4,000	3,635
Series 2019-6, Class B3, 6.00%, 11/25/2059 (b) (k)	1,285	1,122
Angel Oak Mortgage Trust I LLC Series 2019-2, Class B2, 6.29%, 3/25/2049 (b) (k)	2,250	2,270
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 3/25/2029	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	284	245
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	339	296
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	673	612
Series 2006-5, Class CB7, 6.00%, 6/25/2046	206	174
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	51	36
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	1,057	832
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	22	21
Series 2006-A, Class 1A1, 6.49%, 2/20/2036 (k)	254	239
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	139	117
Series 2007-5, Class 4A1, 5.22%, 7/25/2037 (k)	1,872	1,254
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 5.58%, 2/25/2034 (k)	182	179
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	94	74
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 5.17%, 2/25/2034 (k)	117	110
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 5.86%, 10/25/2034 (k)	224	192
BRAVO Residential Funding Trust
Series 2023-NQM5, Class B1, 7.44%, 6/25/2063 (b) (k)	1,263	1,260
Series 2023-NQM7, Class A1, 7.13%, 9/25/2063 (b) (h)	4,492	4,560
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,045	412
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	347
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	184	99
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	69

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	66	39
Series 2004-25, Class 2A1, 5.53%, 2/25/2035 (k)	1,573	1,407
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	1,045	623
Series 2005-31, Class 2A1, 4.15%, 1/25/2036 (k)	474	411
Series 2005-30, Class A5, 5.50%, 1/25/2036	107	65
Series 2006-HYB1, Class 2A2C, 4.51%, 3/20/2036 (k)	1,250	1,145
Series 2006-HYB2, Class 2A1B, 4.60%, 4/20/2036 (k)	373	326
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	76	42
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	977	410
Series 2006-17, Class A2, 6.00%, 12/25/2036	280	124
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,638	896
Series 2007-2, Class A2, 6.00%, 3/25/2037	96	39
Series 2007-3, Class A18, 6.00%, 4/25/2037	769	368
Series 2007-10, Class A4, 5.50%, 7/25/2037	99	40
Series 2007-13, Class A4, 6.00%, 8/25/2037	210	99
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,788	750
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	414	148
Series 2006-OA5, Class 2A1, 5.25%, 4/25/2046 (k)	1,432	1,200
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	299	265
Citigroup Mortgage Loan Trust
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	62	49
Series 2006-AR3, Class 1A1A, 5.73%, 6/25/2036 (k)	804	754
Series 2006-AR5, Class 1A5A, 4.96%, 7/25/2036 (k)	303	283
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 6.00%, 9/25/2035 (k)	159	158
Series 2006-8, Class A3, 5.31%, 10/25/2035 (b) (k)	446	201
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (b) (k)	2,500	1,633
Series 2021-5, Class B2, 4.16%, 11/26/2066 (b) (k)	2,247	1,686
Series 2022-1, Class B2, 4.06%, 12/27/2066 (b) (k)	2,581	2,010
Series 2023-2, Class A1, 6.60%, 7/25/2068 (b) (h)	2,340	2,364
Series 2023-4, Class A1, 7.16%, 10/25/2068 (b) (h)	4,136	4,201
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 10.22%, 6/25/2039 (b) (k)	2,272	2,406
Series 2019-R05, Class 1B1, 9.07%, 7/25/2039 (b) (k)	297	309
Series 2019-R06, Class 2B1, 8.72%, 9/25/2039 (b) (k)	4,091	4,247
Series 2019-R07, Class 1B1, 8.37%, 10/25/2039 (b) (k)	7,725	7,985
Series 2020-R02, Class 2B1, 7.97%, 1/25/2040 (b) (k)	12,158	12,416
Series 2020-R01, Class 1B1, 8.22%, 1/25/2040 (b) (k)	1,000	1,033
Series 2021-R01, Class 1B1, 7.96%, 10/25/2041 (b) (k)	5,200	5,338
Series 2021-R03, Class 1B2, 10.36%, 12/25/2041 (b) (k)	6,100	6,374
Series 2022-R01, Class 1B2, 10.86%, 12/25/2041 (b) (k)	4,437	4,664
Series 2023-R02, Class 1M1, 7.16%, 1/25/2043 (b) (k)	634	650
Series 2023-R06, Class 1M2, 7.56%, 7/25/2043 (b) (k)	1,500	1,551
Series 2024-R02, Class 1M2, 6.66%, 2/25/2044 (b) (k)	5,000	5,028
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	70
Series 2004-AR4, Class 2A1, 5.70%, 5/25/2034 (k)	105	104
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2004-AR4, Class 4A1, 6.63%, 5/25/2034 (k)	745	752
Series 2004-AR5, Class 6A1, 6.37%, 6/25/2034 (k)	155	152
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	700	704
Series 2005-4, Class 2A5, 5.40%, 6/25/2035 (k)	1,944	1,301
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	226	162
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 6.56%, 10/25/2034 (k)	124	125
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.50%, 10/25/2026 (k)	27	25
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	311	143
Deephaven Residential Mortgage Trust
Series 2021-3, Class B2, 4.13%, 8/25/2066 (b) (k)	4,502	3,260
Series 2021-4, Class B1, 4.16%, 11/25/2066 (b) (k)	6,000	4,586
Series 2021-4, Class B2, 4.44%, 11/25/2066 (b) (k)	6,508	4,965
Series 2022-1, Class B1, 4.28%, 1/25/2067 (b) (k)	3,000	2,433
Series 2022-1, Class B2, 4.28%, 1/25/2067 (b) (k)	5,640	4,125
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (k)	12	12
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 5.39%, 8/19/2045 (k)	1,153	964
FHLMC Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (k)	174,616	118
FHLMC STACR REMIC Trust
Series 2021-DNA2, Class B2, 10.86%, 8/25/2033 (b) (k)	1,500	1,775
Series 2021-DNA5, Class B2, 10.36%, 1/25/2034 (b) (k)	3,400	3,838
Series 2021-DNA6, Class B1, 8.26%, 10/25/2041 (b) (k)	2,500	2,574
Series 2023-HQA1, Class M1A, 6.86%, 5/25/2043 (b) (k)	1,263	1,274
Series 2020-HQA1, Class B2, 10.07%, 1/25/2050 (b) (k)	4,000	4,356
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2021-DNA1, Class B2, 9.61%, 1/25/2051 (b) (k)	6,800	7,290
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	8	3
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2B2, 11.06%, 11/25/2041 (b) (k)	5,142	5,424
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (b) (k)	3,000	2,458
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 5.15%, 8/19/2034 (k)	177	158
Series 2005-AR1, Class 3A, 3.90%, 3/18/2035 (k)	34	29
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (b) (k)	1,197	148
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	142	100
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	121	83
Series 2005-AR3, Class 6A1, 4.49%, 5/25/2035 (k)	53	43
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	487	452
Series 2005-AR4, Class 3A5, 5.67%, 7/25/2035 (k)	948	641
Series 2005-AR7, Class 6A1, 4.73%, 11/25/2035 (k)	357	310
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	491	217
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	796	351
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	356	320
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	203	124
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 5.49%, 8/19/2045 (k)	97	90
Impac CMB Trust
Series 2004-5, Class 1A1, 5.57%, 10/25/2034 (k)	119	117
Series 2004-5, Class 1M2, 5.72%, 10/25/2034 (k)	43	42
Series 2004-7, Class 1A2, 5.77%, 11/25/2034 (k)	140	138
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	71

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2004-10, Class 2A, 5.49%, 3/25/2035 (k)	305	280
Series 2005-1, Class 1A1, 5.37%, 4/25/2035 (k)	144	136
Series 2005-1, Class 1A2, 5.47%, 4/25/2035 (k)	176	166
Series 2005-2, Class 1A2, 5.47%, 4/25/2035 (k)	195	188
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	144	97
Impac Secured Assets Trust
Series 2007-3, Class A1B, 5.33%, 9/25/2037 (k)	1,349	1,141
Series 2007-3, Class A1C, 5.57%, 9/25/2037 (k)	2,261	1,940
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 4.47%, 4/25/2035 (k)	144	134
Series 2005-AR14, Class 2A1A, 5.45%, 7/25/2035 (k)	625	498
Series 2007-AR21, Class 6A1, 4.02%, 9/25/2037 (k)	3,931	2,492
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	7	6
Series 2004-A6, Class 1A1, 4.26%, 12/25/2034 (k)	25	23
Series 2005-A3, Class 6A6, 5.65%, 6/25/2035 (k)	93	92
Series 2005-A6, Class 1A2, 6.45%, 9/25/2035 (k)	111	106
Series 2005-A8, Class 4A1, 5.52%, 11/25/2035 (k)	1,039	869
Series 2005-A8, Class 1A1, 5.64%, 11/25/2035 (k)	67	53
Series 2006-A7, Class 2A4, 4.44%, 1/25/2037 (k)	285	221
Series 2007-S1, Class 2A17, 5.18%, 3/25/2037 (k)	3,575	974
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 6.25%, 7/25/2061 (b) (h)	2,872	2,855
Series 2021-GS1, Class A2, 6.84%, 10/25/2066 (b) (h)	2,105	2,105
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	585	336
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,640	3,044
LHOME Mortgage Trust
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (b) (h)	2,550	2,585
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (b) (h)	4,025	4,058
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (b) (h)	3,325	3,360
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (b) (h)	5,000	5,046
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (h)	480	475
MASTR Alternative Loan Trust
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	359	352
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	73	65
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	199	93
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	345	225
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 5.55%, 4/25/2035 (k)	95	85
Series 2006-1, Class 2A1, 6.10%, 2/25/2036 (k)	498	484
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	161	63
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (b) (k)	1,728	1,624
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (h)	6,202	6,205
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	197	173
Series 2004-9, Class 1A, 5.32%, 11/25/2034 (k)	293	284
Series 2005-4, Class 1A, 5.00%, 8/25/2035	19	19
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (h)	3,750	3,806
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (b) (k)	2,500	2,065
Series 2019-NQM4, Class B2, 5.16%, 9/25/2059 (b) (k)	4,000	3,372
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (b) (k)	2,041	1,754
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (h)	1	1
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (b) (h)	324	324
Series 2024-NQM4, Class A3, 6.32%, 1/25/2064 (b) (h)	4,701	4,719
PRPM Series 2024-3, Class A1, 6.99%, 5/25/2029 ‡ (b) (h)	8,480	8,483
PRPM LLC
Series 2020-4, Class A2, 9.19%, 10/25/2025 (b) (h)	7,628	7,630
Series 2020-6, Class A2, 7.70%, 11/25/2025 (b) (h)	2,531	2,518
Series 2024-1, Class A1, 6.96%, 2/25/2029 (b) (h)	9,064	9,091
Series 2024-2, Class A1, 7.03%, 3/25/2029 (b) (h)	5,802	5,808
Series 2024-4, Class A1, 6.41%, 8/25/2029 (b) (h)	3,896	3,901
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018 ‡	—	—
Series 2005-QA5, Class A2, 5.11%, 4/25/2035 (k)	613	552
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	423	355
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	738	646
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	881	699
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,320	1,067
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,287	784
Series 2005-A14, Class A1, 5.50%, 12/25/2035	125	58
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,561	1,145
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
RFMSI Trust
Series 2005-S7, Class A6, 5.50%, 11/25/2035	46	35
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,003	766
Series 2006-SA4, Class 2A1, 5.64%, 11/25/2036 (k)	714	586
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 5.27%, 7/20/2036 (k)	227	197
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (b) (k)	5,410	4,500
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (b)	1,600	1,279
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.71%, 2/25/2035 (k)	167	157
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 5.39%, 8/25/2035 (k)	1,575	1,413
Series 2007-AR7, Class 1A1, 5.70%, 5/25/2047 (k)	2,564	2,006
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (b) (k)	5,000	4,505
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (b) (k)	2,000	1,731
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (b) (k)	1,322	1,131
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (b) (k)	2,500	2,018
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (b) (k)	1,776	1,317
Series 2020-5, Class B1, 3.71%, 5/25/2065 (b) (k)	2,400	2,136
Series 2020-5, Class B2, 4.71%, 5/25/2065 (b) (k)	1,400	1,292
Series 2021-5, Class B1, 3.04%, 9/25/2066 (b) (k)	3,826	2,628
Series 2021-5, Class B2, 3.94%, 9/25/2066 (b) (k)	3,750	2,671
Series 2023-INV1, Class A3, 6.76%, 2/25/2068 (b) (h)	2,237	2,250
Series 2023-4, Class A1, 5.81%, 5/25/2068 (b) (h)	357	357
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	73

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2023-6, Class B1, 7.82%, 9/25/2068 (b) (k)	3,500	3,524
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 6.97%, 10/25/2034 (k)	354	342
Series 2005-AR5, Class A6, 5.78%, 5/25/2035 (k)	895	879
Series 2005-AR16, Class 1A1, 4.79%, 12/25/2035 (k)	295	266
Series 2005-AR14, Class 1A3, 5.09%, 12/25/2035 (k)	684	625
Series 2005-AR14, Class 1A4, 5.09%, 12/25/2035 (k)	456	417
Series 2005-AR18, Class 1A3A, 5.04%, 1/25/2036 (k)	31	30
Series 2006-AR2, Class 1A1, 4.57%, 3/25/2036 (k)	131	120
Series 2004-AR10, Class A1B, 5.69%, 7/25/2044 (k)	347	327
Series 2005-AR15, Class A1A1, 5.37%, 11/25/2045 (k)	22	20
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	371	346
Series 2005-4, Class CB7, 5.50%, 6/25/2035	263	228
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,412	1,262
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	421	365
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	136	100
Series 2007-1, Class 1A7, 5.45%, 2/25/2037 (k)	2,251	1,645
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 6.79%, 12/25/2036 (k)	79	76
Series 2007-15, Class A1, 6.00%, 11/25/2037	69	65
Total Collateralized Mortgage Obligations (Cost $349,019)		315,305
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 2.3% (c) (o)
Canada — 0.1%
1011778 BC Unlimited Liability Co., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.44%, 9/20/2030	398	395
Bausch & Lomb, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.09%, 5/10/2027	373	373
Bausch Health Cos., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 10.04%, 2/1/2027	308	301
BIFM CA Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.94%, 5/31/2028	254	254
Four Seasons Hotels Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.44%, 11/30/2029	449	448
Garda World Security Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.29%, 2/1/2029	640	639
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.86%, 8/16/2030	617	616
Nuvei Technologies Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.79%, 12/19/2030	306	305
		3,331
France — 0.0% ^
Altice France SA, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 5.50%), 10.16%, 8/15/2028	202	161
Germany — 0.0% ^
TK Elevator Midco GmbH, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 3.50%), 8.59%, 4/30/2030	343	343
Luxembourg — 0.0% ^
Altice Financing SA, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 9.66%, 10/29/2027	375	340
ICON Luxembourg SARL, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 7/3/2028	97	97
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 5/5/2028	503	503
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 9.86%, 2/15/2029	224	225
		1,165
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United Kingdom — 0.0% ^
nVent Electric Public Ltd. Co., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.50%), 3.75%, 9/12/2031 (p)	465	465
United States — 2.2%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 9.63%, 4/20/2028	2,730	2,806
AAL Delware Holdco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.19%, 7/30/2031 (p)	332	334
ACProducts, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.12%, 5/17/2028	3,048	2,534
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 7.44%, 1/31/2031	2,621	2,627
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.19%, 7/31/2026	297	298
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.10%, 2/3/2031	492	494
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.60%, 8/24/2028	371	371
Alliant Holdings Intermediate LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.76%, 9/19/2031	447	445
Allied Universal HoldCo LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.54%, 5/12/2028	503	502
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.24%, 2/1/2029	626	626
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.75%, 2/1/2030	219	212
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR), 7.44%, 12/13/2029	731	733
API Group DE, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.69%, 1/3/2029	488	487
Arches Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.04%, 12/6/2027	229	219
Asplundh Tree Expert LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.54%, 9/6/2027	239	239
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Astoria Energy LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%; 3-MONTH CME TERM SOFR + 3.25%), 7.85%, 12/10/2027	175	175
Asurion LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.05%, 7/30/2027	340	337
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 9.04%, 8/21/2028	555	552
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 10.05%, 1/31/2028	325	312
Asurion LLC, Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 8.79%, 8/21/2028	332	329
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 2/15/2029	494	492
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 6.79%, 11/8/2027	271	272
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 12/20/2029	447	448
AZZ, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.35%, 5/14/2029	418	419
B&G Foods, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.56%, 10/10/2029	360	359
Banijay Group US Holding, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.20%, 3/1/2028	381	381
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.50%), 3.50%, 9/20/2031 (p)	3,696	3,693
Belron Finance US LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 3.50%, 10/2/2031 (p)	1,830	1,836
Bleriot US Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 10/31/2030	318	319
Boost Newco Borrower LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.10%, 1/31/2031	390	391
Boxer Parent Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.34%, 7/30/2031	725	723
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	75

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Buckeye Partners LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.69%, 11/22/2030	399	398
Buckeye Partners LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 6.44%, 11/2/2026	170	170
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.44%, 2/6/2030	654	654
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.75%), 7.44%, 2/6/2031	149	149
Calpine Construction Finance Co. LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.69%, 7/19/2030	562	559
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.44%, 1/31/2031	802	802
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.60%, 8/9/2027	443	444
Cedar Fair LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.85%, 5/1/2031	474	473
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 7/6/2029	560	555
Chariot Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.04%, 11/3/2028	540	539
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.59%, 12/9/2030	1,343	1,333
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.04%, 11/22/2028	340	339
Claire's Stores, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.29%, 12/18/2026 (m)	1,768	1,466
Clarios Global LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.19%, 5/6/2030	429	429
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 8.80%, 8/23/2028	1,383	1,375
Cloud Software Group, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.83%, 3/21/2031	260	260
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Coherent Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.19%, 7/2/2029	521	520
CommScope, Inc., 1st Lien Term Loan B2 (1-MONTH CME TERM SOFR + 3.25%), 8.05%, 4/6/2026	831	812
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.55%, 5/17/2028	1,967	1,796
Conservice Midco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.19%, 5/13/2027	556	558
CPI HoldCo B LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.69%, 5/12/2031	420	415
CPPIB OVM Member U.S. LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 8/7/2031	463	464
Creative Artists Agency LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.44%, 10/1/2031	444	444
Creative Planning LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.41%, 10/1/2031 (p)	135	134
Crosby US Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.19%, 8/16/2029	254	255
Crown Finance US, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 5.25%), 5.00%, 10/30/2031 (p)	2,540	2,524
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.30%, 1/18/2028	955	931
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 6.69%, 4/25/2031	616	616
DCert Buyer, Inc., 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.00%), 8.69%, 10/16/2026	220	213
(1-MONTH CME TERM SOFR + 7.00%), 11.69%, 2/16/2029	145	121
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.62%, 10/4/2028	3,975	3,797
DirectV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.85%, 8/2/2027	1,811	1,813
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 7.47%, 1/18/2029	503	503
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.84%, 6/12/2031	474	472
EMRLD Borrower LP, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 2.50%), 7.56%, 5/31/2030	594	593
(3-MONTH CME TERM SOFR + 2.50%), 7.56%, 8/4/2031	2,132	2,129
Endo Finance Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 8.71%, 4/9/2031	350	350
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.59%, 8/1/2029	242	242
Entegris, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.35%, 7/6/2029	385	385
Epic Crude Services LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.66%, 10/15/2031	2,385	2,383
Exgen Renewables IV LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.31%, 12/15/2027	408	409
FGI Operating Co. LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR), 12.00%, 12/31/2024 ‡	142	12
First Advantage Holdings LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.25%), 3.00%, 9/19/2031 (p)	3,417	3,417
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.87%, 7/21/2028	1,987	1,987
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 7.87%, 7/21/2028	607	607
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.70%, 7/21/2028	4,223	4,224
Gates Global LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.10%, 11/16/2029	172	172
Gemini HDPE LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.85%, 12/31/2027	400	400
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 4/10/2031	603	602
Genesys Cloud Services Holdings II LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.69%, 12/1/2027	3,036	3,041
Getty Images, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 4.50%), 8.85%, 2/19/2026	333	331
Go Daddy Operating Co. LLC, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 6.69%, 11/12/2029	496	496
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.35%, 8/4/2027	333	333
Grant Thornton Advisors LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 5/31/2031	465	465
Gray Television, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 7.96%, 12/1/2028	208	195
Griffon Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.72%, 1/24/2029	438	437
Guardian US Holdco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.10%, 1/31/2030	346	345
Harsco Corp., Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 7.05%, 3/10/2028	598	596
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.30%, 6/30/2028	529	469
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 8.30%, 6/30/2028	103	91
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.37%, 6/20/2030 (p)	653	654
Icon Parent, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.91%, 9/12/2031 (p)	2,725	2,705
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.80%, 5/1/2026	2,987	2,506
iHeartCommunications, Inc., Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.05%, 5/1/2026	150	124
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	77

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Indy US Bidco LLC, Term Loan B-3 (1-MONTH CME TERM SOFR + 3.75%), 8.55%, 3/6/2028	375	372
Ineos Enterprises Holdings US Finco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 9.20%, 7/7/2030	520	520
Ineos US Finance LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 2/18/2030	521	521
Ingram Micro, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.56%, 9/19/2031	172	172
Instructure Holdings, Inc., 2nd Lien Term Loan B (12-MONTH CME TERM SOFR + 5.00%), 5.25%, 9/13/2032 (p)	90	91
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 2.50%, 8/1/2031 (p)	489	490
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 9/20/2030	581	573
Jetblue Airways Corp., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 5.50%), 10.27%, 8/13/2029	535	531
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.69%, 1/17/2031	470	470
KDC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.36%, 8/15/2028	618	619
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.95%, 10/30/2028	3,027	2,955
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.55%, 3/9/2028	572	552
Live Nation Entertainment, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.61%, 10/19/2026	404	403
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 4.25%), 4.00%, 10/10/2031 (p)	4,996	4,983
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 7.18%, 4/16/2029	115	104
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 7.18%, 4/15/2030	117	105
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	3,587	3,583
Madison Safety & Flow LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 3.50%, 9/26/2031 (p)	465	467
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B 8.35%, 4/15/2027	590	592
Med Parentco, LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 8.84%, 4/15/2031	401	401
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.85%, 10/23/2028	2,418	2,419
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.94%, 5/3/2028 (p)	494	491
MI OpCo Holdings, Inc., Delayed Draw Term Loan B (12-MONTH CME TERM SOFR + 7.25%), 12.04%, 3/31/2028	2,409	2,383
Mirion Technologies, Inc, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.85%, 10/20/2028	409	409
Mister Car Wash Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.85%, 3/27/2031	359	359
MITER Brands Acquisition Holdco, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.00%), 7.69%, 3/28/2031	2,788	2,795
Modena Buyer LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.10%, 7/1/2031	315	301
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (TERM SOFR + 11.50% + 0.10%), 16.71%, 6/30/2026 ‡	2,563	2,563
Moran Foods LLC, 1st Lien Term Loan
(TERM SOFR + 9.50% (PIK) + 2.00% (Cash) + 0.10% (CAS)), 11.95%, 6/30/2026 ‡	1,994	961
(TERM SOFR + 5.25% (PIK) + 2.00% (Cash) + 0.10% (CAS)), 11.95%, 6/30/2026 ‡	4,944	3,909
Moran Foods LLC, Term Loan A (TERM SOFR + 2.50%), 7.61%, 1/2/2029 ‡	665	665
Moran Foods LLC, Term Loan B (TERM SOFR + 6.50% (PIK) + 2.00% (Cash) + 0.10% (CAS)), 13.61%, 1/2/2029 ‡	570	570
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Naked Juice LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.68%, 1/24/2029	308	230
NCR Atleos LLC, Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.30%, 3/22/2029	220	220
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 3.00%, 7/18/2031 (p)	4,896	4,878
NGL Energy Operating LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.44%, 2/3/2031	433	431
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 10/27/2028	593	594
Orion Advisor Solutions, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR), 2.75%, 9/1/2031 (p)	536	532
Osmose Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.05%, 6/23/2028	724	720
Packaging Coordinators Midco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.84%, 11/30/2027	514	515
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.50%), 7.19%, 9/25/2028	290	290
Parexel International, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.69%, 11/15/2028	1,870	1,869
Park River Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.10%, 12/28/2027	1,494	1,462
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/3/2028	6,633	6,294
PetSmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.54%, 2/11/2028 (p)	2,240	2,225
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.80%, 1/21/2028	756	758
Pra Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 7/3/2028	24	24
Prairie Eci Acquiror LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 9.44%, 8/1/2029	423	423
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.55%, 12/7/2028	446	446
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 7.11%, 10/11/2030	911	911
Project Boost Purchaser LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.15%, 7/16/2031	461	462
Proofpoint, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.85%, 8/31/2028	418	418
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.10%, 3/19/2029	486	486
Radiology Partners, Inc., 1st Lien PIK Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.88%, 1/31/2029	489	479
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.75%), 3.50%, 10/24/2031 (p)	2,905	2,886
RealPage, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.96%, 4/24/2028	276	272
Recess Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.09%, 2/20/2030	259	260
Resonetics LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.37%, 6/18/2031	265	265
Ring Container Technologies Group LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.44%, 8/14/2028	418	418
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.44%, 11/28/2028	2,507	2,510
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.59%, 7/31/2031	508	508
Shutterfly Finance LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 6.00%), 11.06%, 10/1/2027 ‡	51	51
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 1.00%), 5.60%, 10/1/2027	3,260	2,791
Skopima Merger Sub, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 8.80%, 5/15/2028	514	513
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	79

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Spirit Aerosystems, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.09%, 1/15/2027	211	211
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.19%, 4/5/2029	1,765	1,768
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.44%, 2/12/2029	515	514
Staples, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.75%), 10.69%, 8/23/2029	965	891
Star Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.35%, 9/27/2030	1,940	1,897
Star US Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.60%, 3/17/2027	594	597
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 3/14/2031	100	99
Summit Materials LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.55%, 1/12/2029	333	334
Surgery Center Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.49%, 12/19/2030	318	319
Synaptics, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.22%, 12/4/2028	453	452
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.66%, 10/8/2031 (p)	475	475
TGP Holdings III LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.04%, 6/29/2028	311	294
The E.W. Scripps Co., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.00%), 7.80%, 1/7/2028 (p)	248	231
Thoughtworks, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 0.00%, 3/24/2028	148	144
Topgolf Callaway Brands Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.69%, 3/18/2030	324	321
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 7.10%, 2/28/2031 (p)	446	446
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
TransDigm, Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.75%), 7.35%, 3/22/2030	485	486
TransUnion LLC, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 2.00%), 6.69%, 12/1/2028	508	508
Trident TPI Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 8.19%, 9/15/2028	464	465
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/31/2028	2,517	2,518
Truck Hero, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.30%, 1/31/2028	282	278
U.S. Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.80%, 6/28/2028	3,302	3,039
UFC Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 7.64%, 4/29/2026	283	283
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.62%, 2/10/2031	642	643
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.35%, 11/21/2029	524	524
Utz Quality Foods LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.35%, 1/20/2028	324	324
Varsity Brands LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.82%, 8/26/2031	5,297	5,272
Venator Materials LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 15.29%, 10/12/2028	278	274
Venator Materials LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 15.29%, 7/16/2026	170	169
Vertex Aerospace Services LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.44%, 12/6/2030	462	462
Vertiv Group Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 6.85%, 3/2/2027	498	498
Virtusa Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 2/15/2029	515	515
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
VT Topco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.66%, 8/9/2030	615	617
W.R. Grace Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 9/22/2028 (p)	1,030	1,031
Wand Newco 3, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.25%; 3-MONTH CME TERM SOFR + 3.25%), 8.50%, 1/30/2031	379	379
WEC US Holdings Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.60%, 1/27/2031	970	971
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.44%, 8/3/2028	534	534
White Cap Supply Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 10/19/2029	3,623	3,613
WhiteWater Whistler Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.85%, 2/15/2030	557	558
WMG Acquisition Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.60%, 1/24/2031	534	534
Zekelman Industries, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.17%, 1/24/2031	228	229
		186,185
Total Loan Assignments (Cost $192,858)		191,650
Foreign Government Securities — 2.2%
Angola — 0.1%
Republic of Angola
8.25%, 5/9/2028 (a)	1,400	1,333
8.00%, 11/26/2029 (b)	1,550	1,417
8.00%, 11/26/2029 (a)	1,480	1,353
8.75%, 4/14/2032 (a)	1,670	1,510
9.13%, 11/26/2049 (a)	2,090	1,744
		7,357
Argentina — 0.2%
Argentine Republic
1.00%, 7/9/2029	2,860	2,045
0.75%, 7/9/2030 (h)	1,488	998
4.12%, 7/9/2035 (h)	5,736	3,169
5.00%, 1/9/2038 (h)	2,896	1,727
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Argentina—continued
3.50%, 7/9/2041 (h)	5,045	2,586
4.12%, 7/9/2046 (h)	5,160	2,954
		13,479
Bahamas — 0.0% ^
Commonwealth of the Bahamas 6.00%, 11/21/2028 (a)	1,400	1,323
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	1,400	1,455
6.75%, 9/20/2029 (a)	200	204
5.45%, 9/16/2032 (b)	481	449
6.00%, 9/19/2044 (a)	1,500	1,275
7.50%, 9/20/2047 (a)	1,590	1,579
		4,962
Benin — 0.0% ^
Benin Government Bond 7.96%, 2/13/2038 (b)	1,010	987
Brazil — 0.1%
Federative Republic of Brazil
6.13%, 1/22/2032	880	885
8.25%, 1/20/2034	785	905
5.63%, 1/7/2041	950	859
5.00%, 1/27/2045	1,230	975
4.75%, 1/14/2050	620	454
7.13%, 5/13/2054	1,155	1,153
		5,231
Colombia — 0.1%
Republic of Colombia
3.13%, 4/15/2031	800	637
8.00%, 4/20/2033	950	975
7.50%, 2/2/2034	593	587
7.38%, 9/18/2037	1,000	956
6.13%, 1/18/2041	950	780
5.00%, 6/15/2045	1,990	1,363
5.20%, 5/15/2049	420	287
4.13%, 5/15/2051	1,000	583
8.75%, 11/14/2053	1,002	1,019
8.38%, 11/7/2054 (l)	1,550	1,509
		8,696
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	81

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Costa Rica — 0.0% ^
Republic of Costa Rica
6.55%, 4/3/2034 (b)	1,090	1,131
7.00%, 4/4/2044 (a)	1,100	1,132
7.30%, 11/13/2054 (b)	819	866
		3,129
Dominican Republic — 0.1%
Dominican Republic Government Bond
4.50%, 1/30/2030 (b)	790	733
7.05%, 2/3/2031 (b)	1,330	1,387
4.88%, 9/23/2032 (b)	1,090	993
7.45%, 4/30/2044 (a)	1,580	1,711
6.85%, 1/27/2045 (a)	500	507
6.50%, 2/15/2048 (a)	1,950	1,907
6.40%, 6/5/2049 (a)	1,050	1,016
5.88%, 1/30/2060 (b)	880	773
5.88%, 1/30/2060 (a)	620	545
		9,572
Ecuador — 0.1%
Republic of Ecuador
6.90%, 7/31/2030 (a) (h)	5,220	3,589
5.50%, 7/31/2035 (a) (h)	2,240	1,237
5.00%, 7/31/2040 (a) (h)	9,670	4,877
		9,703
Egypt — 0.2%
Arab Republic of Egypt
3.88%, 2/16/2026 (b)	665	638
3.88%, 2/16/2026 (a)	600	575
7.50%, 1/31/2027 (a)	2,670	2,652
7.60%, 3/1/2029 (a)	1,800	1,720
5.88%, 2/16/2031 (b) (g)	482	399
5.88%, 2/16/2031 (a)	1,100	911
7.05%, 1/15/2032 (b)	880	755
7.05%, 1/15/2032 (a)	1,300	1,116
7.63%, 5/29/2032 (b)	750	656
7.63%, 5/29/2032 (a)	1,900	1,662
8.70%, 3/1/2049 (a)	2,970	2,376
8.70%, 3/1/2049 (b)	1,520	1,216
8.88%, 5/29/2050 (a)	1,750	1,420
8.15%, 11/20/2059 (b)	1,050	796
		16,892
El Salvador — 0.1%
Republic of El Salvador
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

El Salvador—continued
6.38%, 1/18/2027 (a)	704	677
8.63%, 2/28/2029 (a)	789	775
9.25%, 4/17/2030 (b)	2,790	2,766
9.25%, 4/17/2030 (a)	620	615
7.12%, 1/20/2050 (a)	1,437	1,097
9.50%, 7/15/2052 (a)	1,250	1,181
		7,111
Gabon — 0.0% ^
Gabonese Republic
6.95%, 6/16/2025 (a)	1,250	1,215
7.00%, 11/24/2031 (a)	1,650	1,316
		2,531
Ghana — 0.1%
Republic of Ghana
Zero Coupon, 7/3/2026 (b)	180	167
5.00%, 7/3/2029 (b) (h)	1,363	1,170
Zero Coupon, 1/3/2030 (b)	1,370	1,038
5.00%, 7/3/2035 (b) (h)	3,410	2,366
		4,741
Guatemala — 0.0% ^
Republic of Guatemala
5.38%, 4/24/2032 (a)	250	241
6.13%, 6/1/2050 (b)	720	658
		899
Honduras — 0.0% ^
Republic of Honduras 6.25%, 1/19/2027 (a)	2,200	2,148
Iraq — 0.0% ^
Republic of Iraq 5.80%, 1/15/2028 (a)	2,177	2,093
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	600	596
5.75%, 12/31/2032 (a) (h)	181	171
7.63%, 1/30/2033 (a)	820	813
6.13%, 6/15/2033 (a)	3,830	3,465
8.25%, 1/30/2037 (b)	532	530
		5,575
Jordan — 0.1%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (a)	1,900	1,889
7.75%, 1/15/2028 (a)	900	922
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Jordan—continued
5.85%, 7/7/2030 (a)	400	378
5.85%, 7/7/2030 (b)	1,810	1,710
7.38%, 10/10/2047 (a)	1,320	1,198
		6,097
Kenya — 0.1%
Republic of Kenya
7.00%, 5/22/2027 (a)	400	395
7.25%, 2/28/2028 (a)	1,362	1,301
9.75%, 2/16/2031 (b)	1,646	1,654
9.75%, 2/16/2031 (a)	1,220	1,226
6.30%, 1/23/2034 (b)	483	390
		4,966
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (a) (j)	625	51
6.85%, 3/23/2027 (a) (j)	2,639	218
6.65%, 11/3/2028 (a) (j)	3,415	282
		551
Mongolia — 0.0% ^
State of Mongolia
3.50%, 7/7/2027 (a)	700	654
8.65%, 1/19/2028 (b)	340	362
4.45%, 7/7/2031 (a)	1,300	1,152
		2,168
Montenegro — 0.0% ^
Republic of Montenegro 7.25%, 3/12/2031 (a)	700	727
Mozambique — 0.0% ^
Republic of Mozambique 9.00%, 9/15/2031 (a) (h)	1,000	834
Namibia — 0.0% ^
Republic of Namibia 5.25%, 10/29/2025 (a)	800	794
Nigeria — 0.1%
Federal Republic of Nigeria
6.50%, 11/28/2027 (b)	1,220	1,151
6.50%, 11/28/2027 (a)	2,720	2,565
8.38%, 3/24/2029 (a)	800	770
8.75%, 1/21/2031 (a)	780	745
7.88%, 2/16/2032 (a)	1,510	1,356
7.38%, 9/28/2033 (a)	620	523
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nigeria—continued
7.63%, 11/28/2047 (a)	600	457
7.63%, 11/28/2047 (b)	1,290	981
		8,548
Oman — 0.0% ^
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (a)	340	342
6.75%, 1/17/2048 (a)	1,170	1,206
7.00%, 1/25/2051 (a)	1,600	1,705
7.00%, 1/25/2051 (b)	301	321
		3,574
Pakistan — 0.1%
Islamic Republic of Pakistan
8.25%, 9/30/2025 (a)	550	542
6.00%, 4/8/2026 (a)	3,200	3,000
6.88%, 12/5/2027 (a)	1,500	1,357
7.38%, 4/8/2031 (b)	554	467
7.38%, 4/8/2031 (a)	600	506
8.88%, 4/8/2051 (a)	767	610
		6,482
Paraguay — 0.1%
Republic of Paraguay
6.00%, 2/9/2036 (b)	410	420
6.10%, 8/11/2044 (a)	1,730	1,706
5.60%, 3/13/2048 (a)	350	320
5.40%, 3/30/2050 (b)	950	841
5.40%, 3/30/2050 (a)	2,100	1,859
		5,146
Rwanda — 0.0% ^
Republic of Rwanda 5.50%, 8/9/2031 (a)	1,000	839
Senegal — 0.0% ^
Republic of Senegal
7.75%, 6/10/2031 (a)	700	640
6.25%, 5/23/2033 (a)	1,700	1,402
6.75%, 3/13/2048 (a)	650	457
6.75%, 3/13/2048 (b)	460	324
		2,823
South Africa — 0.1%
Republic of South Africa
4.30%, 10/12/2028	2,380	2,250
6.25%, 3/8/2041	2,500	2,237
5.00%, 10/12/2046	700	506
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	83

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
South Africa—continued
5.75%, 9/30/2049	2,170	1,690
7.30%, 4/20/2052	600	563
		7,246
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
6.85%, 3/14/2024 (a) (j)	1,650	1,006
6.35%, 6/28/2024 (a)	2,950	1,803
6.13%, 6/3/2025 (a)	2,834	1,758
6.83%, 7/18/2026 (a)	1,216	758
6.20%, 5/11/2027 (a) (j)	3,750	2,330
7.55%, 3/28/2030 (a) (j)	720	448
		8,103
Suriname — 0.0% ^
Suriname Government International Bond 7.95%, 7/15/2033 (a) (i)	1,015	945
Tunisia — 0.0% ^
Banque Centrale de Tunisie 5.75%, 1/30/2025 (a)	1,000	976
Turkey — 0.2%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	2,146	2,339
Republic of Turkiye (The)
9.88%, 1/15/2028	4,376	4,883
5.13%, 2/17/2028	940	918
9.38%, 3/14/2029	1,500	1,671
5.25%, 3/13/2030	1,050	987
9.13%, 7/13/2030	900	1,004
9.38%, 1/19/2033	1,618	1,847
6.00%, 1/14/2041	1,040	875
4.88%, 4/16/2043	1,120	804
5.75%, 5/11/2047	620	479
Turkiye Ihracat Kredi Bankasi A/S
9.38%, 1/31/2026 (b)	617	644
9.00%, 1/28/2027 (b)	312	329
		16,780
Ukraine — 0.0% ^
Ukraine Government Bond
0.00%, 2/1/2034 (b) (h)	2,700	989
1.75%, 2/1/2035 (b) (h)	2,450	1,121
		2,110
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Venezuela, Bolivarian Republic of — 0.0% ^
Bolivarian Republic of Venezuela
9.25%, 5/7/2028 (a) (j)	1,583	229
11.95%, 8/5/2031 (a) (j)	3,018	468
		697
Zambia — 0.0% ^
Republic of Zambia
5.75%, 6/30/2033 (b) (g) (h)	1,624	1,421
0.50%, 12/31/2053 (b)	1,524	817
		2,238
Total Foreign Government Securities (Cost $196,019)		189,073
Asset-Backed Securities — 2.0%
Cayman Islands — 0.4%
Ares CLO Ltd. Series 2017-43A, Class BR, 6.62%, 7/15/2034 (b) (k)	2,800	2,801
Ballyrock CLO Ltd. Series 2020-2A, Class A2R, 6.43%, 10/20/2031 (b) (k)	2,900	2,904
Barings CLO Ltd. Series 2022-1A, Class B, 6.57%, 4/15/2035 (b) (k)	300	300
Buttermilk Park CLO Ltd. Series 2018-1A, Class CR, 6.61%, 10/15/2031 (b) (k)	931	932
Carlyle Global Market Strategies CLO Ltd.
Series 2015-4A, Class A2RR, 6.47%, 7/20/2032 (b) (k)	1,400	1,402
Series 2015-4A, Class BRR, 7.07%, 7/20/2032 (b) (k)	1,400	1,399
CIFC Funding Ltd.
Series 2018-1A, Class A, 5.89%, 4/18/2031 (b) (k)	1,055	1,057
Series 2018-4A, Class A1, 6.06%, 10/17/2031 (b) (k)	2,245	2,247
Dryden CLO Ltd.
Series 2018-64A, Class A, 5.86%, 4/18/2031 (b) (k)	1,161	1,162
Series 2019-68A, Class BR, 6.62%, 7/15/2035 (b) (k)	650	651
Dryden Senior Loan Fund Series 2015-37A, Class AR, 6.02%, 1/15/2031 (b) (k)	966	967
Madison Park Funding Ltd. Series 2018-29A, Class BR, 6.43%, 10/18/2030 (b) (k)	2,230	2,233
Magnetite Ltd.
Series 2019-22A, Class BRR, 6.26%, 7/15/2036 (b) (k)	1,018	1,019
Series 2019-22A, Class CRR, 6.51%, 7/15/2036 (b) (k)	977	977
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cayman Islands — continued
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-31A, Class AR, 5.92%, 4/20/2031 (b) (k)	1,961	1,965
Series 2019-34A, Class BR, 6.37%, 1/20/2035 (b) (k)	900	902
OCP CLO Ltd. Series 2020-8RA, Class A1, 6.13%, 1/17/2032 (b) (k)	620	620
Octagon Investment Partners Ltd. Series 2013-1A, Class A1RR, 5.85%, 7/19/2030 (b) (k)	880	880
Palmer Square Loan Funding Ltd.
Series 2024-3A, Class A2, 6.81%, 8/8/2032 (b) (k)	2,199	2,208
Series 2024-3A, Class B, 7.06%, 8/8/2032 (b) (k)	2,300	2,298
Series 2024-1A, Class A2, 6.56%, 10/15/2032 (b) (k)	250	250
RR Ltd. Series 2020-12A, Class A2R3, 6.26%, 1/15/2036 (b) (k)	2,163	2,162
Symphony CLO Ltd. Series 2018-19A, Class B, 6.26%, 4/16/2031 (b) (k)	1,400	1,401
Voya CLO Ltd.
Series 2016-3A, Class CR, 8.14%, 10/18/2031 (b) (k)	550	550
Series 2022-1A, Class BR, 6.37%, 4/20/2035 (b) (k)	1,180	1,181
		34,468
Jersey — 0.0% ^
Neuberger Berman Loan Advisers CLO Ltd.
Series 2022-50A, Class BR, 6.28%, 7/23/2036 (b) (k)	1,200	1,201
Series 2022-50A, Class CR, 6.53%, 7/23/2036 (b) (k)	779	779
		1,980
United States — 1.6%
ABFC Trust
Series 2003-OPT1, Class A1A, 5.67%, 4/25/2033 (k)	86	88
Series 2004-OPT3, Class M1, 5.60%, 9/25/2033 (k)	90	90
Series 2004-HE1, Class M1, 5.75%, 3/25/2034 (k)	423	422
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 5.13%, 1/25/2035 (k)	358	348
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 6.14%, 11/25/2032 (k)	279	297
Series 2004-OP1, Class M2, 6.43%, 4/25/2034 (k)	898	802
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	1,400	1,408
Series 2023-4, Class D, 7.65%, 9/12/2030 (b)	1,400	1,460
Series 2024-4, Class C, 4.91%, 8/12/2031 (b)	367	365
Series 2024-4, Class D, 5.34%, 8/12/2031 (b)	446	442
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 3.57%, 9/25/2032 (k)	79	80
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 6.73%, 4/25/2034 (k)	190	219
Series 2004-HE7, Class M2, 6.43%, 10/25/2034 (k)	151	149
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 6.36%, 12/26/2031 (b) (k)	193	193
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 6.13%, 12/25/2033 (k)	388	410
Series 2004-SD4, Class A1, 5.75%, 8/25/2044 (k)	502	488
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class D, 5.83%, 5/15/2030	1,480	1,495
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A, Class A1A2, 6.10%, 1/14/2032 (b) (k)	935	935
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 4.69%, 6/25/2034 (k)	294	286
Series 2004-D, Class MV2, 5.16%, 9/25/2034 (k)	14	14
Series 2004-D, Class MF2, 6.06%, 9/25/2034 (h)	480	476
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	85

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 (k)	106	93
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	786
Series 2003-4, Class 1A5, 4.91%, 5/25/2033 (h)	444	434
CHEC Loan Trust Series 2004-1, Class M1, 5.75%, 7/25/2034 (b) (k)	434	425
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 5.90%, 2/25/2035 (k)	78	72
Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (h)	20	18
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2020-9, Class PT, 7.50%, 4/15/2045 ‡ (b) (k)	77	72
Countrywide Asset-Backed Certificates Series 2004-3, Class M1, 5.60%, 6/25/2034 (k)	410	411
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	1,000	1,029
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	311	320
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	364	368
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	320	324
Series 2024-1A, Class C, 6.71%, 7/17/2034 (b)	420	428
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036 (k)	29	28
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 5.90%, 11/25/2034 (k)	9	9
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 5.68%, 3/25/2034 (k)	129	136
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 3/15/2029 (b)	500	491
Series 2023-3A, Class C, 6.40%, 5/15/2029 (b)	900	914
Series 2022-3A, Class E, 10.99%, 7/16/2029 (b)	1,000	1,072
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Exeter Automobile Receivables Trust
Series 2023-3A, Class C, 6.21%, 6/15/2028	690	698
Series 2022-6A, Class D, 8.03%, 4/6/2029	804	838
FFMLT Trust Series 2004-FF3, Class M1, 5.68%, 5/25/2034 (k)	248	243
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 5.80%, 11/25/2034 (k)	139	123
Fremont Home Loan Trust
Series 2002-1, Class M1, 6.10%, 8/25/2033 (k)	528	556
Series 2004-B, Class M2, 5.80%, 5/25/2034 (k)	267	263
Series 2004-C, Class M1, 5.83%, 8/25/2034 (k)	420	390
Series 2004-D, Class M2, 5.75%, 11/25/2034 (k)	162	146
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class E, 3.20%, 10/16/2028 (b)	900	870
Series 2022-2A, Class E, 5.50%, 6/15/2029 (b)	1,250	1,215
GSAMP Trust
Series 2003-SEA, Class A1, 5.65%, 2/25/2033 (k)	244	238
Series 2003-HE1, Class M1, 6.12%, 6/20/2033 (k)	530	545
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (b)	420	426
Series 2023-2A, Class D, 9.40%, 9/25/2029 (b)	700	703
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 4.90%, 11/25/2034 (k)	207	196
Series 2004-C, Class M2, 4.52%, 3/25/2035 (k)	636	542
LendingClub Loan Certificate Issuer Trust
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (b)	125	1,143
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (b)	125	825
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (b)	200	2,356
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (b)	200	1,537
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (b)	50	601
Lendmark Funding Trust Series 2021-2A, Class B, 2.37%, 4/20/2032 (b)	500	452
Long Beach Mortgage Loan Trust Series 2003-4, Class M1, 5.87%, 8/25/2033 (k)	1	1
Magnetite Ltd. Series 2023-39A, Class B, 6.78%, 10/25/2033 (b) (k)	1,200	1,201
MASTR Asset-Backed Securities Trust
Series 2004-OPT2, Class M2, 5.83%, 9/25/2034 (k)	352	371
Series 2005-NC1, Class M4, 5.99%, 12/25/2034 (k)	437	438
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 5.83%, 7/25/2034 (k)	39	32
Series 2004-HE2, Class M1, 6.05%, 8/25/2035 (k)	42	40
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 5.87%, 10/25/2033 (k)	158	157
Series 2004-WMC2, Class M1, 5.77%, 7/25/2034 (k)	608	631
Series 2004-WMC2, Class M2, 6.65%, 7/25/2034 (k)	131	125
Series 2004-HE6, Class M2, 5.75%, 8/25/2034 (k)	479	464
Series 2004-HE7, Class M2, 5.80%, 8/25/2034 (k)	48	49
Series 2004-HE6, Class M3, 5.83%, 8/25/2034 (k)	186	181
Series 2004-HE8, Class M2, 5.87%, 9/25/2034 (k)	187	187
Series 2004-NC8, Class M3, 5.96%, 9/25/2034 (k)	170	173
Series 2004-HE8, Class M3, 5.98%, 9/25/2034 (k)	207	218
Series 2005-HE1, Class M2, 5.56%, 12/25/2034 (k)	202	194
Series 2005-NC1, Class M3, 5.62%, 1/25/2035 (k)	263	261
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 5.15%, 2/25/2037 (k)	2,703	550
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 5.78%, 8/25/2034 (k)	70	73
Series 2004-3, Class M2, 5.83%, 11/25/2034 (k)	67	72
Series 2004-4, Class M2, 5.65%, 2/25/2035 (k)	75	80
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 7.63%, 9/25/2033 (k)	655	663
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (b)	2,491	2,355
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (b)	1,250	1,170
Oportun Issuance Trust Series 2022-3, Class B, 8.53%, 1/8/2030 (b)	109	109
Option One Mortgage Accept Corp. Asset-Backed Certificates Series 2003-5, Class A2, 5.49%, 8/25/2033 (k)	219	220
Option One Mortgage Loan Trust Series 2004-3, Class M2, 5.71%, 11/25/2034 (k)	281	284
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (b)	886	848
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (b) (h)	3,374	3,287
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (b) (k)	5,000	4,967
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (b) (h)	11,185	11,207
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (b) (h)	4,277	4,288
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (b) (h)	9,423	9,506
Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A2, 3.60%, 2/25/2061 (b) (h)	5,075	4,920
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (b)	6,080	5,629
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (b)	1,250	1,207
PRPM LLC
Series 2021-3, Class A2, 6.72%, 4/25/2026 (b) (h)	5,705	5,642
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	87

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2021-6, Class A2, 6.47%, 7/25/2026 (b) (h)	3,495	3,423
Series 2021-8, Class A2, 6.60%, 9/25/2026 (b) (k)	5,043	4,910
Series 2021-10, Class A2, 7.83%, 10/25/2026 (b) (h)	9,000	8,962
Series 2021-11, Class A1, 2.49%, 11/25/2026 (b) (h)	2,928	2,896
Series 2021-11, Class A2, 4.58%, 11/25/2026 (b) (h)	5,269	5,207
RAMP Trust Series 2002-RS2, Class AI5, 6.03%, 3/25/2032 (k)	129	127
RCO Mortgage LLC Series 2024-1, Class A1, 7.02%, 1/25/2029 (b) (h)	2,600	2,606
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 6.35%, 12/25/2032 (k)	267	248
Series 2003-1, Class M1, 6.35%, 6/25/2033 (k)	113	103
Series 2003-4, Class M1, 6.13%, 3/25/2034 (k)	1,058	887
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (h)	581	379
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	1,546	1,554
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (b)	136	137
Series 2022-C, Class C, 6.99%, 12/15/2032 (b)	118	119
Series 2022-C, Class D, 8.20%, 12/15/2032 (b)	109	110
Series 2022-C, Class E, 11.37%, 12/15/2032 (b)	59	60
Santander Drive Auto Receivables Trust
Series 2024-1, Class B, 5.23%, 12/15/2028	300	302
Series 2024-1, Class C, 5.45%, 3/15/2030	160	161
Series 2024-4, Class C, 4.95%, 4/15/2030	544	543
Series 2023-6, Class C, 6.40%, 3/17/2031	502	520
Series 2024-4, Class D, 5.32%, 12/15/2031	574	571
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 4.97%, 8/25/2034 (k)	337	338
Saxon Asset Securities Trust Series 2004-2, Class MV2, 4.09%, 8/25/2035 (k)	89	96
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,243	1,253
Series 2023-10B, Class 1, 5.69%, 9/10/2033	518	524
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 5.53%, 1/25/2035 (k)	314	272
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (b) (h)	500	477
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	—	—
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (b)	194	196
Upstart Pass-Through Trust
Series 2022-PT3, Class A, HB, 22.25%, 4/20/2030 ‡ (b) (k)	709	709
Series 2022-PT4, Class A, 18.89%, 5/20/2030 ‡ (b) (k)	1,353	1,353
Upstart Securitization Trust
Series 2022-1, Class C, 5.71%, 3/20/2032 (b)	1,200	620
Series 2022-4, Class A, 5.98%, 8/20/2032 (b)	103	102
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (b) (k)	290	266
Series 2004-2, Class M8A, 9.35%, 10/25/2034 (b) (k)	290	291
		134,925
Total Asset-Backed Securities (Cost $173,472)		171,373
U.S. Treasury Obligations — 0.6%
United States — 0.6%
U.S. Treasury Notes
4.13%, 1/31/2025 (q)	47,393	47,329
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Funds	October 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
United States — continued
4.63%, 11/15/2026	400	403
3.38%, 9/15/2027	515	505
Total U.S. Treasury Obligations (Cost $48,228)		48,237
	SHARES (000)
Preferred Stocks — 0.4%
United States — 0.4%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (r)	66	1,797
Morgan Stanley,
Series I, 6.38%, 1/15/2025 ($25 par value) (r)	62	1,569
Series K, 5.85%, 4/15/2027 ($25 par value) (r)	254	6,397
Series P, 6.50%, 10/15/2027 ($25 par value) (r)	144	3,760
Series Q, 6.63%, 10/15/2029 ($25 par value) (r)	258	6,811
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	2,054
SCE Trust VI 5.00%, 12/6/2024 ($25 par value) (r)	333	6,859
Wells Fargo & Co.,
Series Y, 5.63%, 12/15/2024 ($25 par value) (r)	64	1,611
Series Z, 4.75%, 3/15/2025 ($25 par value) (r)	332	6,957
Total Preferred Stocks (Cost $38,853)		37,815
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.1%
United States — 0.1%
DISH Network Corp. 3.38%, 8/15/2026	4,533	3,806
Gulfport Energy Corp. 10.00% (Cash), 12/7/2024 ‡ * (e) (f) (i)	—	3,155
Liberty Interactive LLC 3.75%, 2/15/2030	320	110
Total Convertible Bonds (Cost $5,234)		7,071
INVESTMENTS	SHARES (000)	VALUE ($000)
Convertible Preferred Stocks — 0.1%
United States — 0.1%
Claire's Stores, Inc. ‡ * (m) (Cost $5,208)	4	6,863
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FHLMC UMBS, 30 Year Pool # SD8238, 4.50%, 8/1/2052	90	86
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	192	182
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	515	409
Pool # MA4465, 2.00%, 11/1/2051	46	37
Pool # MA4548, 2.50%, 2/1/2052	17	14
Pool # MA4563, 2.50%, 3/1/2052	51	42
Pool # MA4564, 3.00%, 3/1/2052	15	13
Pool # MA4624, 3.00%, 6/1/2052	66	57
Pool # MA4733, 4.50%, 9/1/2052	87	82
Total Mortgage-Backed Securities (Cost $1,068)		922
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Cineworld Group plc expiring 12/23/2025, price 4,149.00 GBP *	17	—
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	47	475
Total Warrants (Cost $—)		475
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 2.3%
Certificates of Deposits — 0.0% ^
Kookmin Bank, 5.47%, 5/14/2025	143	144
Standard Chartered Bank, 5.51%, 4/10/2025	400	401
Total Certificates of Deposits (Cost $544)		545
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	89

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — 0.1%
Brookfield Corporate Treasury Ltd., 5.04%, 12/27/2024 (b)	250	248
Caisse d'Amortissement de la Dette Sociale, 5.30%, 4/1/2025 (b)	250	245
Caisse des Depots et Consignations, 4.62%, 1/22/2025 (b)	300	297
Chevron Corp.
4.60%, 4/23/2025 (b)	250	245
4.60%, 4/24/2025 (b)	250	245
Cisco Systems, Inc., 5.24%, 1/24/2025 (b)	250	247
DNB Bank ASA, 5.49%, 5/29/2025 (b)	246	240
Glencore Funding LLC, 4.98%, 11/4/2024 (b)	250	250
Kookmin Bank, 5.51%, 1/17/2025 (b)	374	371
National Bank of Canada, 5.55%, 4/30/2025 (b)	250	244
NatWest Markets plc, 4.62%, 2/4/2025 (b)	300	296
Nutrien Ltd., 4.94%, 11/20/2024 (b)	250	249
Total Commercial Paper (Cost $3,174)		3,177
	SHARES (000)
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (n) (s)	48,270	48,289
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (n) (s)	56,330	56,352
Total Investment Companies (Cost $104,619)		104,641
Investment of Cash Collateral from Securities Loaned — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (n) (s)(Cost $86,568)	86,568	86,568
Total Short-Term Investments (Cost $194,905)		194,931
Total Investments — 100.8% (Cost $8,182,739)		8,571,672
Liabilities in Excess of Other Assets — (0.8)%		(65,606)
NET ASSETS — 100.0%		8,506,066

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CAS	Credit Adjustment Spread
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of October
31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Funds	October 31, 2024

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RE	Reinsured
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of October 31, 2024.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
October 31, 2024 is $198,334 or 2.33% of the
Fund’s net assets as of October 31, 2024.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of October 31, 2024.

(g)	The security or a portion of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 is $82,646.
(h)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of October 31, 2024.

(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Defaulted security.
(k)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of October 31, 2024.

(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of October 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(r)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of October 31, 2024.
(s)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	91

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Summary of Investments by Industry, October 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
U.S. Equity	10.0%
Banks	7.2
Oil, Gas & Consumable Fuels	6.4
Convertible Bonds	5.1
Commercial Mortgage-Backed Securities	4.1
Collateralized Mortgage Obligations	3.7
Media	3.3
Diversified Telecommunication Services	2.9
Capital Markets	2.7
Electric Utilities	2.6
Semiconductors & Semiconductor Equipment	2.6
Pharmaceuticals	2.2
Foreign Government Securities	2.2
Hotels, Restaurants & Leisure	2.1
Asset-Backed Securities	2.0
Chemicals	1.8
Insurance	1.8
Software	1.8
Automobile Components	1.7
Health Care Providers & Services	1.6
Specialty Retail	1.3
Machinery	1.3
Commercial Services & Supplies	1.2
Consumer Finance	1.1
Financial Services	1.1
Metals & Mining	1.0
Food Products	1.0
Others (each less than 1.0%)	21.9
Short-Term Investments	2.3
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of October 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	19,837	12/19/2024	USD	2,191,369	(76,494)
EURO STOXX 50 Index	47	12/20/2024	EUR	2,476	(38)
FTSE 100 Index	13	12/20/2024	GBP	1,365	(11)
S&P 500 E-Mini Index	165	12/20/2024	USD	47,326	460
					(76,083)
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Funds	October 31, 2024

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
EURO STOXX 50 Index	(784)	12/20/2024	EUR	(41,292)	986
NASDAQ 100 E-Mini Index	(68)	12/20/2024	USD	(27,219)	(584)
					402
					(75,681)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	93

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
ASSETS:
Investments in non-affiliates, at value	$2,645,342	$7,478,780
Investments in affiliates, at value	200,356	1,006,324
Investments of cash collateral received from securities loaned, at value (See Note 2.E.)	12,484	86,568
Cash	556	3,196
Foreign currency, at value	1,252	879
Deposits at broker for futures contracts	2,204	144
Receivables:
Due from custodian	4,554	—
Investment securities sold	44,552	145,028
Investment securities sold — delayed delivery securities	—	1,376
Fund shares sold	565	3,474
Interest from non-affiliates	16,285	56,458
Dividends from non-affiliates	1,086	4,401
Dividends from affiliates	933	663
Tax reclaims	1,938	7,922
Securities lending income (See Note 2.E.)	15	136
Variation margin on futures contracts	—	296
Unrealized appreciation on forward foreign currency exchange contracts	982	—
Total Assets	2,933,104	8,795,645
LIABILITIES:
Payables:
Investment securities purchased	48,992	184,037
Investment securities purchased — delayed delivery securities	—	5,868
Collateral received on securities loaned (See Note 2.E.)	12,484	86,568
Fund shares redeemed	2,496	6,209
Variation margin on futures contracts	7,637	—
Unrealized depreciation on forward foreign currency exchange contracts	1,944	—
Accrued liabilities:
Investment advisory fees	1,303	2,779
Administration fees	153	423
Distribution fees	265	1,339
Service fees	246	226
Custodian and accounting fees	158	264
Deferred foreign capital gains tax	10	1,377
Other	212	489
Total Liabilities	75,900	289,579
Net Assets	$2,857,204	$8,506,066
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Funds	October 31, 2024

	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
NET ASSETS:
Paid-in-Capital	$2,596,650	$8,887,428
Total distributable earnings (loss)	260,554	(381,362)
Total Net Assets	$2,857,204	$8,506,066
Net Assets:
Class A	$681,509	$4,265,538
Class C	174,130	636,013
Class I	1,312,202	3,245,429
Class R2	3,090	—
Class R3	723	—
Class R4	1,256	—
Class R5	20	—
Class R6	684,274	359,086
Total	$2,857,204	$8,506,066
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	33,672	429,565
Class C	8,829	64,242
Class I	64,195	326,188
Class R2	154	—
Class R3	36	—
Class R4	62	—
Class R5	1	—
Class R6	33,448	36,088
Net Asset Value (a):
Class A — Redemption price per share	$20.24	$9.93
Class C — Offering price per share (b)	19.72	9.90
Class I — Offering and redemption price per share	20.44	9.95
Class R2 — Offering and redemption price per share	20.00	—
Class R3 — Offering and redemption price per share	20.30	—
Class R4 — Offering and redemption price per share	20.27	—
Class R5 — Offering and redemption price per share	20.46	—
Class R6 — Offering and redemption price per share	20.46	9.95
Class A maximum sales charge	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$21.19	$10.40
Cost of investments in non-affiliates	$2,241,670	$7,152,812
Cost of investments in affiliates	201,712	943,359
Cost of foreign currency	1,253	880
Investment securities on loan, at value (See Note 2.E.)	11,980	82,646
Cost of investment of cash collateral (See Note 2.E.)	12,483	86,568

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	95

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$75,212	$342,295
Interest income from affiliates	55	239
Dividend income from non-affiliates	31,473	120,931
Dividend income from affiliates	5,558	84,104
Income from securities lending (net) (See Note 2.E.)	371	1,561
Foreign taxes withheld (net)	(1,557)	(7,921)
Total investment income	111,112	541,209
EXPENSES:
Investment advisory fees	16,692	36,753
Administration fees	2,275	6,560
Distribution fees:
Class A	1,687	10,750
Class C	1,539	5,568
Class R2	19	—
Class R3	3	—
Service fees:
Class A	1,687	10,750
Class C	513	1,856
Class I	3,475	8,304
Class R2	10	—
Class R3	3	—
Class R4	3	—
Class R5	— (a)	—
Custodian and accounting fees	577	1,300
Interest expense to affiliates	16	10
Professional fees	133	386
Trustees’ and Chief Compliance Officer’s fees	35	53
Printing and mailing costs	133	429
Registration and filing fees	193	243
Transfer agency fees (See Note 2.K.)	83	240
Other	122	346
Total expenses	29,198	83,548
Less fees waived	(3,397)	(22,157)
Less expense reimbursements	— (a)	(1,067)
Net expenses	25,801	60,324
Net investment income (loss)	85,311	480,885

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Funds	October 31, 2024

	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$231,229 (a)	$260,722 (b)
Investments in affiliates	(9,709)	(4,337)
Options purchased	26,506	—
Futures contracts	45,063	16,945
Foreign currency transactions	1,046	169
Forward foreign currency exchange contracts	(497)	—
Net realized gain (loss)	293,638	273,499
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	206,927 (c)	672,636 (d)
Investments in affiliates	11,079	106,300
Futures contracts	30,042	42,268
Foreign currency translations	89	(112)
Forward foreign currency exchange contracts	(251)	—
Change in net unrealized appreciation/depreciation	247,886	821,092
Net realized/unrealized gains (losses)	541,524	1,094,591
Change in net assets resulting from operations	$626,835	$1,575,476

(a)
Net of foreign capital gains tax of $(39).
(b)
Net of foreign capital gains tax of $(418).
(c)
Net of change in foreign capital gains tax of $(10).
(d)
Net of change in foreign capital gains tax of $(1,103).
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$85,311	$73,064	$480,885	$486,091
Net realized gain (loss)	293,638	(30,083)	273,499	(456,349)
Change in net unrealized appreciation/depreciation	247,886	89,978	821,092	270,394
Change in net assets resulting from operations	626,835	132,959	1,575,476	300,136
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(13,953)	(23,091)	(237,546)	(218,496)
Class C	(3,206)	(11,724)	(36,942)	(49,645)
Class I	(29,991)	(62,359)	(187,663)	(196,027)
Class R2	(62)	(186)	—	—
Class R3	(20)	(55)	—	—
Class R4	(28)	(53)	—	—
Class R5	— (a)	(3)	—	—
Class R6	(16,699)	(27,002)	(22,152)	(20,157)
Total distributions to shareholders	(63,959)	(124,473)	(484,303)	(484,325)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(570,833)	(424,616)	(1,116,568)	(1,458,467)
NET ASSETS:
Change in net assets	(7,957)	(416,130)	(25,395)	(1,642,656)
Beginning of period	2,865,161	3,281,291	8,531,461	10,174,117
End of period	$2,857,204	$2,865,161	$8,506,066	$8,531,461

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Funds	October 31, 2024

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$128,551	$176,651	$603,258	$829,913
Distributions reinvested	12,697	21,152	221,607	202,940
Cost of shares redeemed	(175,525)	(199,611)	(1,171,192)	(1,197,437)
Change in net assets resulting from Class A capital transactions	(34,277)	(1,808)	(346,327)	(164,584)
Class C
Proceeds from shares issued	8,638	14,398	43,600	62,361
Distributions reinvested	3,046	10,860	35,307	47,562
Cost of shares redeemed	(100,176)	(129,588)	(346,043)	(582,950)
Change in net assets resulting from Class C capital transactions	(88,492)	(104,330)	(267,136)	(473,027)
Class I
Proceeds from shares issued	146,154	300,658	490,640	582,804
Distributions reinvested	25,566	52,368	169,491	176,742
Cost of shares redeemed	(462,271)	(677,199)	(1,092,189)	(1,578,367)
Change in net assets resulting from Class I capital transactions	(290,551)	(324,173)	(432,058)	(818,821)
Class R2
Proceeds from shares issued	433	625	—	—
Distributions reinvested	62	186	—	—
Cost of shares redeemed	(1,882)	(1,929)	—	—
Change in net assets resulting from Class R2 capital transactions	(1,387)	(1,118)	—	—
Class R3
Proceeds from shares issued	85	103	—	—
Distributions reinvested	11	24	—	—
Cost of shares redeemed	(848)	(304)	—	—
Change in net assets resulting from Class R3 capital transactions	(752)	(177)	—	—
Class R4
Proceeds from shares issued	129	234	—	—
Distributions reinvested	28	53	—	—
Cost of shares redeemed	(704)	(419)	—	—
Change in net assets resulting from Class R4 capital transactions	(547)	(132)	—	—
Class R5
Proceeds from shares issued	— (a)	18	—	—
Distributions reinvested	— (a)	3	—	—
Cost of shares redeemed	(35)	(35)	—	—
Change in net assets resulting from Class R5 capital transactions	(35)	(14)	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$34,237	$121,708	$61,993	$142,063
Distributions reinvested	14,888	25,070	21,972	19,893
Cost of shares redeemed	(203,917)	(139,642)	(155,012)	(163,991)
Change in net assets resulting from Class R6 capital transactions	(154,792)	7,136	(71,047)	(2,035)
Total change in net assets resulting from capital transactions	$(570,833)	$(424,616)	$(1,116,568)	$(1,458,467)
SHARE TRANSACTIONS:
Class A
Issued	6,603	10,046	62,083	88,923
Reinvested	621	1,254	22,803	21,852
Redeemed	(9,010)	(11,370)	(121,031)	(128,317)
Change in Class A Shares	(1,786)	(70)	(36,145)	(17,542)
Class C
Issued	458	837	4,505	6,672
Reinvested	153	657	3,650	5,127
Redeemed	(5,291)	(7,546)	(35,837)	(62,838)
Change in Class C Shares	(4,680)	(6,052)	(27,682)	(51,039)
Class I
Issued	7,448	16,978	50,668	62,284
Reinvested	1,241	3,084	17,414	18,984
Redeemed	(23,651)	(38,279)	(113,139)	(169,004)
Change in Class I Shares	(14,962)	(18,217)	(45,057)	(87,736)
Class R2
Issued	22	37	—	—
Reinvested	3	11	—	—
Redeemed	(96)	(112)	—	—
Change in Class R2 Shares	(71)	(64)	—	—
Class R3
Issued	4	5	—	—
Reinvested	1	2	—	—
Redeemed	(42)	(17)	—	—
Change in Class R3 Shares	(37)	(10)	—	—
Class R4
Issued	7	14	—	—
Reinvested	1	3	—	—
Redeemed	(37)	(24)	—	—
Change in Class R4 Shares	(29)	(7)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Funds	October 31, 2024

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	— (a)	1	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(2)	(2)	—	—
Change in Class R5 Shares	(2)	(1)	—	—
Class R6
Issued	1,744	6,903	6,417	15,262
Reinvested	722	1,477	2,258	2,139
Redeemed	(10,046)	(7,933)	(15,981)	(17,488)
Change in Class R6 Shares	(7,580)	447	(7,306)	(87)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Global Allocation Fund
Class A
Year Ended October 31, 2024	$16.82	$0.52	$3.31	$3.83	$(0.41)	$—	$(0.41)
Year Ended October 31, 2023	16.91	0.37	0.21	0.58	(0.67)	—	(0.67)
Year Ended October 31, 2022	23.57	0.19	(4.69)	(4.50)	(0.36)	(1.80)	(2.16)
Year Ended October 31, 2021	19.27	0.22	4.50	4.72	(0.28)	(0.14)	(0.42)
Year Ended October 31, 2020	18.82	0.27	0.46	0.73	(0.28)	—	(0.28)
Class C
Year Ended October 31, 2024	16.42	0.41	3.22	3.63	(0.33)	—	(0.33)
Year Ended October 31, 2023	16.58	0.27	0.21	0.48	(0.64)	—	(0.64)
Year Ended October 31, 2022	23.15	0.09	(4.58)	(4.49)	(0.28)	(1.80)	(2.08)
Year Ended October 31, 2021	18.94	0.11	4.41	4.52	(0.17)	(0.14)	(0.31)
Year Ended October 31, 2020	18.54	0.18	0.46	0.64	(0.24)	—	(0.24)
Class I
Year Ended October 31, 2024	16.97	0.57	3.35	3.92	(0.45)	—	(0.45)
Year Ended October 31, 2023	17.02	0.42	0.21	0.63	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.72	0.24	(4.73)	(4.49)	(0.41)	(1.80)	(2.21)
Year Ended October 31, 2021	19.39	0.28	4.52	4.80	(0.33)	(0.14)	(0.47)
Year Ended October 31, 2020	18.91	0.32	0.47	0.79	(0.31)	—	(0.31)
Class R2
Year Ended October 31, 2024	16.64	0.44	3.27	3.71	(0.35)	—	(0.35)
Year Ended October 31, 2023	16.78	0.30	0.21	0.51	(0.65)	—	(0.65)
Year Ended October 31, 2022	23.40	0.12	(4.65)	(4.53)	(0.29)	(1.80)	(2.09)
Year Ended October 31, 2021	19.14	0.14	4.45	4.59	(0.19)	(0.14)	(0.33)
Year Ended October 31, 2020	18.73	0.20	0.46	0.66	(0.25)	—	(0.25)
Class R3
Year Ended October 31, 2024	16.87	0.49	3.33	3.82	(0.39)	—	(0.39)
Year Ended October 31, 2023	16.97	0.35	0.21	0.56	(0.66)	—	(0.66)
Year Ended October 31, 2022	23.65	0.16	(4.70)	(4.54)	(0.34)	(1.80)	(2.14)
Year Ended October 31, 2021	19.34	0.20	4.50	4.70	(0.25)	(0.14)	(0.39)
Year Ended October 31, 2020	18.90	0.24	0.48	0.72	(0.28)	—	(0.28)
Class R4
Year Ended October 31, 2024	16.84	0.54	3.32	3.86	(0.43)	—	(0.43)
Year Ended October 31, 2023	16.91	0.39	0.21	0.60	(0.67)	—	(0.67)
Year Ended October 31, 2022	23.57	0.21	(4.68)	(4.47)	(0.39)	(1.80)	(2.19)
Year Ended October 31, 2021	19.28	0.26	4.48	4.74	(0.31)	(0.14)	(0.45)
Year Ended October 31, 2020	18.81	0.30	0.47	0.77	(0.30)	—	(0.30)
Class R5
Year Ended October 31, 2024	16.99	0.57	3.35	3.92	(0.45)	—	(0.45)
Year Ended October 31, 2023	17.04	0.41	0.22	0.63	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.73	0.25	(4.72)	(4.47)	(0.42)	(1.80)	(2.22)
Year Ended October 31, 2021	19.39	0.33	4.48	4.81	(0.33)	(0.14)	(0.47)
Year Ended October 31, 2020	18.92	0.33	0.46	0.79	(0.32)	—	(0.32)
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)(f)	Portfolio turnover rate (including securities sold short)(f)

$20.24	22.77%	$681,509	1.03%	2.63%	1.17%	94%	— %
16.82	3.39	596,497	1.01	2.11	1.17	136	—
16.91	(20.90)	600,741	1.03 (g)	0.98	1.18 (g)	92	100
23.57	24.67	773,563	1.04 (g)	0.97	1.18 (g)	101	110
19.27	3.94	472,779	1.03 (g)	1.45	1.19 (g)	105	116

19.72	22.12	174,130	1.53	2.14	1.67	94	—
16.42	2.89	221,791	1.51	1.58	1.67	136	—
16.58	(21.26)	324,254	1.53 (g)	0.47	1.68 (g)	92	100
23.15	24.02	519,020	1.54 (g)	0.49	1.68 (g)	101	110
18.94	3.44	463,256	1.54 (g)	0.95	1.69 (g)	105	116

20.44	23.08	1,312,202	0.78	2.88	0.92	94	—
16.97	3.68	1,343,601	0.76	2.34	0.92	136	—
17.02	(20.74)	1,657,768	0.78 (g)	1.22	0.93 (g)	92	100
23.72	24.96	2,760,026	0.79 (g)	1.23	0.93 (g)	101	110
19.39	4.25	2,091,223	0.78 (g)	1.71	0.93 (g)	105	116

20.00	22.29	3,090	1.40	2.27	1.46	94	—
16.64	3.02	3,737	1.38	1.72	1.45	136	—
16.78	(21.17)	4,859	1.40 (g)	0.62	1.45 (g)	92	100
23.40	24.16	6,946	1.41 (g)	0.61	1.45 (g)	101	110
19.14	3.55	5,724	1.40 (g)	1.09	1.46 (g)	105	116

20.30	22.61	723	1.15	2.52	1.20	94	—
16.87	3.29	1,237	1.13	1.97	1.17	136	—
16.97	(21.01)	1,410	1.15 (g)	0.83	1.18 (g)	92	100
23.65	24.47	932	1.16 (g)	0.86	1.18 (g)	101	110
19.34	3.85	720	1.15 (g)	1.22	1.26 (g)	105	116

20.27	22.92	1,256	0.90	2.77	0.94	94	—
16.84	3.54	1,529	0.88	2.24	0.92	136	—
16.91	(20.78)	1,656	0.89 (g)	1.11	0.93 (g)	92	100
23.57	24.77	1,377	0.91 (g)	1.12	0.93 (g)	101	110
19.28	4.13	688	0.90 (g)	1.59	0.95 (g)	105	116

20.46	23.09	20	0.74	2.95	1.93	94	—
16.99	3.69	48	0.73	2.29	0.79	136	—
17.04	(20.66)	61	0.75 (g)	1.26	0.79 (g)	92	100
23.73	25.00	89	0.76 (g)	1.43	0.81 (g)	101	110
19.39	4.23	22	0.75 (g)	1.73	0.97 (g)	105	116
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Global Allocation Fund (continued)
Class R6
Year Ended October 31, 2024	$16.98	$0.60	$3.35	$3.95	$(0.47)	$—	$(0.47)
Year Ended October 31, 2023	17.02	0.44	0.20	0.64	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.71	0.27	(4.72)	(4.45)	(0.44)	(1.80)	(2.24)
Year Ended October 31, 2021	19.38	0.31	4.52	4.83	(0.36)	(0.14)	(0.50)
Year Ended October 31, 2020	18.91	0.35	0.46	0.81	(0.34)	—	(0.34)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of Underlying Funds.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
The Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For the years ended October
31, 2023 and October 31, 2024 the Fund did not transact in securities sold short.

(g)

	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	— %	— %	1.02%	1.03%	1.02%
Class C	—	—	1.52	1.53	1.53
Class I	—	—	0.77	0.78	0.77
Class R2	—	—	1.39	1.40	1.39
Class R3	—	—	1.14	1.15	1.14
Class R4	—	—	0.88	0.90	0.89
Class R5	—	—	0.74	0.75	0.74
Class R6	—	—	0.64	0.65	0.64
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	—	—	1.17	1.17	1.18
Class C	—	—	1.67	1.67	1.68
Class I	—	—	0.92	0.92	0.92
Class R2	—	—	1.44	1.44	1.45
Class R3	—	—	1.17	1.17	1.25
Class R4	—	—	0.92	0.92	0.94
Class R5	—	—	0.78	0.80	0.96
Class R6	—	—	0.67	0.67	0.67
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Funds	October 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)(f)	Portfolio turnover rate (including securities sold short)(f)

$20.46	23.25%	$684,274	0.65%	3.02%	0.67%	94%	— %
16.98	3.78	696,721	0.63	2.50	0.67	136	—
17.02	(20.59)	690,542	0.65 (g)	1.36	0.68 (g)	92	100
23.71	25.13	1,060,644	0.66 (g)	1.36	0.68 (g)	101	110
19.38	4.34	594,754	0.65 (g)	1.83	0.68 (g)	105	116

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Income Builder Fund
Class A
Year Ended October 31, 2024	$8.77	$0.53	$1.17	$1.70	$(0.54)	$—	$(0.54)
Year Ended October 31, 2023	9.01	0.46	(0.23)	0.23	(0.47)	—	(0.47)
Year Ended October 31, 2022	11.62	0.41	(2.08)	(1.67)	(0.44)	(0.50)	(0.94)
Year Ended October 31, 2021	10.21	0.40	1.42	1.82	(0.41)	—	(0.41)
Year Ended October 31, 2020	10.73	0.38	(0.49)	(0.11)	(0.39)	(0.02)	(0.41)
Class C
Year Ended October 31, 2024	8.74	0.48	1.17	1.65	(0.49)	—	(0.49)
Year Ended October 31, 2023	8.98	0.42	(0.24)	0.18	(0.42)	—	(0.42)
Year Ended October 31, 2022	11.58	0.36	(2.07)	(1.71)	(0.39)	(0.50)	(0.89)
Year Ended October 31, 2021	10.19	0.34	1.40	1.74	(0.35)	—	(0.35)
Year Ended October 31, 2020	10.70	0.32	(0.47)	(0.15)	(0.34)	(0.02)	(0.36)
Class I
Year Ended October 31, 2024	8.79	0.55	1.16	1.71	(0.55)	—	(0.55)
Year Ended October 31, 2023	9.03	0.48	(0.24)	0.24	(0.48)	—	(0.48)
Year Ended October 31, 2022	11.64	0.43	(2.09)	(1.66)	(0.45)	(0.50)	(0.95)
Year Ended October 31, 2021	10.23	0.41	1.42	1.83	(0.42)	—	(0.42)
Year Ended October 31, 2020	10.74	0.39	(0.48)	(0.09)	(0.40)	(0.02)	(0.42)
Class R6
Year Ended October 31, 2024	8.79	0.55	1.17	1.72	(0.56)	—	(0.56)
Year Ended October 31, 2023	9.03	0.49	(0.24)	0.25	(0.49)	—	(0.49)
Year Ended October 31, 2022	11.64	0.44	(2.09)	(1.65)	(0.46)	(0.50)	(0.96)
Year Ended October 31, 2021	10.23	0.42	1.42	1.84	(0.43)	—	(0.43)
Year Ended October 31, 2020	10.74	0.40	(0.48)	(0.08)	(0.41)	(0.02)	(0.43)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

106

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.93	19.66%	$4,265,538	0.71%	5.47%	1.03%	107%
8.77	2.33	4,084,316	0.73	4.95	1.02	48
9.01	(15.40)	4,354,310	0.75	4.04	1.02	56
11.62	17.94	5,328,533	0.75	3.47	1.02	72
10.21	(1.01)	4,132,310	0.74	3.65	1.02	64

9.90	19.13	636,013	1.21	4.96	1.53	107
8.74	1.81	803,856	1.23	4.49	1.52	48
8.98	(15.80)	1,284,317	1.25	3.50	1.52	56
11.58	17.18	2,146,228	1.25	2.95	1.52	72
10.19	(1.42)	2,497,469	1.24	3.16	1.52	64

9.95	19.80	3,245,429	0.56	5.62	0.78	107
8.79	2.48	3,261,981	0.58	5.14	0.77	48
9.03	(15.24)	4,142,959	0.60	4.18	0.77	56
11.64	18.08	5,728,166	0.60	3.61	0.76	72
10.23	(0.76)	4,930,991	0.59	3.80	0.77	64

9.95	19.89	359,086	0.48	5.70	0.53	107
8.79	2.57	381,308	0.50	5.21	0.52	48
9.03	(15.16)	392,531	0.51	4.29	0.52	56
11.64	18.18	476,037	0.51	3.69	0.51	72
10.23	(0.68)	508,648	0.51	3.90	0.52	64

107

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Global Allocation Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	Diversified
JPMorgan Income Builder Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of JPMorgan Global Allocation Fund (“Global Allocation Fund”) is to seek to maximize long-term total return.
The investment objective of JPMorgan Income Builder Fund (“Income Builder Fund”) is to seek to maximize income while maintaining prospects for capital appreciation.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

108	J.P. Morgan Funds	October 31, 2024

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Income Builder Fund at October 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Global Allocation Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$— (a)	$—	$— (a)
Commercial Mortgage-Backed Securities	—	273	—	273
Common Stocks
Australia	3,163	4,806	—	7,969
Austria	—	151	—	151
Belgium	—	3,165	—	3,165
Brazil	6,806	—	—	6,806
Burkina Faso	—	16	—	16
Canada	7,172	—	—	7,172
Chile	545	33	—	578
China	8,213	34,578	—	42,791
Denmark	—	15,000	—	15,000
Finland	45	603	—	648
France	29	84,702	—	84,731
Germany	31	36,484	—	36,515
Greece	—	496	—	496
Hong Kong	47	16,957	—	17,004

October 31, 2024	J.P. Morgan Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
Global Allocation Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hungary	$—	$733	$—	$733
India	10,696	11,073	—	21,769
Indonesia	3,966	2,527	—	6,493
Ireland	11,596	167	—	11,763
Israel	183	249	—	432
Italy	—	4,753	—	4,753
Japan	47	63,822	—	63,869
Jordan	—	15	—	15
Luxembourg	—	69	—	69
Macau	—	59	—	59
Malaysia	—	501	—	501
Mexico	5,345	—	—	5,345
Netherlands	4,315	25,752	—	30,067
New Zealand	25	139	—	164
Norway	54	293	—	347
Peru	1,061	—	—	1,061
Poland	455	14	—	469
Portugal	336	77	—	413
Russia	—	—	— (a)	— (a)
Saudi Arabia	—	2,796	—	2,796
Singapore	164	11,818	—	11,982
South Africa	2,314	1,609	—	3,923
South Korea	—	25,875	—	25,875
Spain	—	5,643	—	5,643
Sweden	109	6,669	—	6,778
Switzerland	21	13,177	—	13,198
Taiwan	16,241	34,605	—	50,846
Thailand	334	1,044	—	1,378
Turkey	588	—	—	588
United Arab Emirates	—	—	— (b)	— (b)
United Kingdom	990	51,313	—	52,303
United States	867,572	34,052	159	901,783
Total Common Stocks	952,463	495,835	159	1,448,457
Convertible Preferred Stocks	—	—	540	540
Corporate Bonds	—	887,844	—	887,844
Foreign Government Securities	—	254,506	—	254,506
Investment Companies	129,656	—	—	129,656
Loan Assignments	—	—	855	855
Mortgage-Backed Securities	—	11,256	—	11,256
Preferred Stocks	—	—	36	36
Supranational	—	3,386	—	3,386
U.S. Treasury Obligations	—	37,686	—	37,686
Warrants	—	—	9	9
Short-Term Investments
Commercial Paper	—	494	—	494
Investment Companies	70,700	—	—	70,700
Investment of Cash Collateral from Securities Loaned	12,484	—	—	12,484
Total Short-Term Investments	83,184	494	—	83,678

110	J.P. Morgan Funds	October 31, 2024

Global Allocation Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$1,165,303	$1,691,280	$1,599	$2,858,182
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$982	$—	$982
Futures Contracts	4,632	—	—	4,632
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,944)	—	(1,944)
Futures Contracts	(13,743)	(8)	—	(13,751)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(9,111)	$(970)	$—	$(10,081)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

Income Builder Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$34,468	$—	$34,468
Jersey	—	1,980	—	1,980
United States	—	126,329	8,596	134,925
Total Asset-Backed Securities	—	162,777	8,596	171,373
Collateralized Mortgage Obligations
United States	—	306,817	8,488	315,305
Commercial Mortgage-Backed Securities	—	354,241	—	354,241
Common Stocks
Australia	1,443	49,624	—	51,067
Austria	—	10,893	—	10,893
Belgium	1,200	4,106	—	5,306
Brazil	15,537	—	—	15,537
Canada	81,225	—	—	81,225
Chile	1,450	—	—	1,450
China	11,328	98,951	—	110,279
Denmark	—	19,759	—	19,759
Finland	3,554	24,753	—	28,307
France	—	181,064	—	181,064
Germany	—	77,133	—	77,133
Hong Kong	496	17,093	—	17,589
India	12,616	36,304	—	48,920
Indonesia	—	17,577	—	17,577
Ireland	26,883	2,236	—	29,119
Israel	763	433	—	1,196
Italy	—	49,071	—	49,071
Japan	807	109,190	—	109,997
Luxembourg	—	—	13,114	13,114
Mexico	20,785	—	—	20,785

October 31, 2024	J.P. Morgan Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$12,118	$42,688	$—	$54,806
New Zealand	—	856	—	856
Norway	5,317	13,438	—	18,755
Peru	905	—	—	905
Poland	—	1,475	—	1,475
Portugal	—	1,474	—	1,474
Russia	—	—	— (a)	— (a)
Saudi Arabia	—	16,230	—	16,230
Singapore	—	24,354	—	24,354
South Africa	—	16,179	—	16,179
South Korea	—	47,914	—	47,914
Spain	—	33,183	—	33,183
Sweden	6,320	34,905	—	41,225
Switzerland	—	22,654	—	22,654
Taiwan	—	120,428	—	120,428
Thailand	1,713	4,964	—	6,677
United Kingdom	10,751	142,107	—	152,858
United States	1,281,482	58,204	9,778	1,349,464
Total Common Stocks	1,496,693	1,279,240	22,892	2,798,825
Convertible Bonds
United States	—	3,916	3,155	7,071
Convertible Preferred Stocks	—	—	6,863	6,863
Corporate Bonds
Argentina	—	1,139	—	1,139
Australia	—	830	—	830
Austria	—	2,144	—	2,144
Azerbaijan	—	1,229	—	1,229
Bahrain	—	1,187	—	1,187
Brazil	—	9,959	—	9,959
Canada	—	139,588	—	139,588
Colombia	—	3,778	—	3,778
Denmark	—	280	—	280
Finland	—	11,404	—	11,404
France	—	62,598	—	62,598
Georgia	—	616	—	616
Germany	—	7,051	—	7,051
Guatemala	—	1,117	—	1,117
India	—	1,323	—	1,323
Ireland	—	2,905	— (a)	2,905
Israel	—	1,334	—	1,334
Italy	—	6,494	—	6,494
Jamaica	—	1,315	—	1,315
Japan	—	5,295	—	5,295
Luxembourg	—	31,502	— (a)	31,502
Macau	—	835	—	835
Mexico	—	21,065	—	21,065
Morocco	—	4,082	—	4,082
Netherlands	—	32,517	—	32,517

112	J.P. Morgan Funds	October 31, 2024

Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Norway	$—	$987	$—	$987
Paraguay	—	276	—	276
Peru	—	2,653	—	2,653
South Africa	—	4,030	—	4,030
Spain	—	28,074	—	28,074
Sweden	—	5,830	—	5,830
Switzerland	—	19,546	—	19,546
Turkey	—	2,089	—	2,089
United Kingdom	—	72,637	—	72,637
United States	—	2,417,093	6,553	2,423,646
Uzbekistan	—	2,836	—	2,836
Venezuela, Bolivarian Republic of	—	1,191	—	1,191
Total Corporate Bonds	—	2,908,829	6,553	2,915,382
Equity Linked Notes	—	437,826	—	437,826
Exchange-Traded Funds	901,683	—	—	901,683
Foreign Government Securities	—	189,073	—	189,073
Loan Assignments
Canada	—	3,331	—	3,331
France	—	161	—	161
Germany	—	343	—	343
Luxembourg	—	1,165	—	1,165
United Kingdom	—	465	—	465
United States	—	177,454	8,731	186,185
Total Loan Assignments	—	182,919	8,731	191,650
Mortgage-Backed Securities	—	922	—	922
Preferred Stocks
United States	35,761	—	2,054	37,815
U.S. Treasury Obligations	—	48,237	—	48,237
Warrants
United Kingdom	— (a)	—	475	475
Short-Term Investments
Certificates of Deposits	—	545	—	545
Commercial Paper	—	3,177	—	3,177
Investment Companies	104,641	—	—	104,641
Investment of Cash Collateral from Securities Loaned	86,568	—	—	86,568
Total Short-Term Investments	191,209	3,722	—	194,931
Total Investments in Securities	$2,625,346	$5,878,519	$67,807	$8,571,672
Appreciation in Other Financial Instruments
Futures Contracts	$1,446	$—	$—	$1,446
Depreciation in Other Financial Instruments
Futures Contracts	(77,127)	—	—	(77,127)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(75,681)	$—	$—	$(75,681)

(a)	Amount rounds to less than one thousand.

October 31, 2024	J.P. Morgan Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Income Builder Fund	Balance as of October 31, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2024
Investments in Securities:
Asset-Backed Securities	$13,369	$—	$24	$(3)	$— (a)	$(7,443)	$2,649	$—	$8,596
Collateralized Mortgage Obligations	2	—	9	— (a)	9,375	(898)	—	—	8,488
Common Stocks	13,439	314	4,123	—	5,370	(354)	—	—	22,892
Convertible Bonds	2,817	—	338	—	—	—	—	—	3,155
Convertible Preferred Stocks	7,518	—	(1,439)	—	784	—	—	—	6,863
Corporate Bonds	1,302	(176)	1,298	21	4,288	(180)	—	—	6,553
Loan Assignments	7,303	—	(1,012)	(828)	7,655	(4,387)	—	—	8,731
Preferred Stocks	1,517	(218)	755	—	—	—	—	—	2,054
Rights	622	1,261	(622)	—	—	(1,261)	—	—	—
Warrants	772	—	(297)	—	—	—	—	—	475
Total	$48,661	$1,181	$3,177	$(810)	$27,472	$(14,523)	$2,649	$—	$67,807

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at October 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $3,811. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended October 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Income Builder Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at October 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$- (b)	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Common Stocks	- (b)
	6,863	Market Comparable Companies	EBITDA Multiple (c)	8.42x (8.42x)

Convertible Preferred Stocks	6,863
	4,215	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (77.44%)

Corporate Bonds	4,215
	781	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (9.08%)

114	J.P. Morgan Funds	October 31, 2024

	Fair Value at October 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
			Constant Default Rate	12.00% - 21.00% (12.83%)
			Yield (Discount Rate of Cash Flows)	7.52% - 10.59% (7.80%)

Asset-Backed Securities	781
	8,483	Discounted Cash Flow	Constant Prepayment Rate	25.00% (25.00%)
			Yield (Discount Rate of Cash Flows)	7.05% (7.05%)

Collateralized Mortgage Obligations	8,483
	4,770	Terms of Restructuring	Expected Recovery	8.41% - 100.00% (89.33%)
	3,909	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)

Loan Assignments	8,679
	3,155	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	3,155
Total	$32,176

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At October 31, 2024, the value of these investments was $35,631. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of October 31, 2024, the Funds held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Global Allocation Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$276	$0	0.0%
Claire's Stores, Inc.	10/03/2018	414	540	0.0%
		$690	$540
Income Builder Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$3,541	$4	0.0%
Claire's Stores, Inc.	10/03/2018	5,208	6,863	0.1%
Claire's Stores, 1st Lien Term Loan B	2/19/2020	1,696	1,466	0.0%
		$10,445	$8,333

October 31, 2024	J.P. Morgan Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
C. Loan Assignments— The Funds invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of October 31, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at October 31, 2024 are detailed on the SOIs, if any.
E. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

116	J.P. Morgan Funds	October 31, 2024

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of October 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Global Allocation Fund	$11,980	$(11,980)	$—
Income Builder Fund	82,646	(82,646)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended October 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Global Allocation Fund	$4
Income Builder Fund	7
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
F. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Global Allocation Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Income Fund Class R6 Shares (a)	$100,074	$135,871	$107,638	$(9,738)	$11,087	$129,656	15,254	$1,353	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	63,971	1,442,400	1,435,692	29	(8)	70,700	70,672	4,205	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	20,759	586,974	595,233	(16)*	—	12,484	12,485	2,586 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	2,901	188,870	191,771	—	—	—	—	319 *	—
Total	$187,705	$2,354,115	$2,330,334	$(9,725)	$11,079	$212,840		$8,463	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

October 31, 2024	J.P. Morgan Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
Income Builder Fund
For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Equity Premium Income ETF (a)	$551,824	$—	$186,084	$(4,218)	$63,336	$424,858	7,239	$38,921	$—
JPMorgan Income ETF (a)	42,640	—	—	—	1,716	44,356	967	2,735	—
JPMorgan Nasdaq Equity Premium Income ETF (a)	182,533	208,669	—	—	41,267	432,469	7,924	29,798	—
JPMorgan Prime Money Market Fund Class IM Shares, 4.90% (a) (b)	39,996	670,382	662,087	5	(7)	48,289	48,270	1,584	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	219,469	7,148,283	7,311,263	(124)	(13)	56,352	56,330	11,066	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.85% (a) (b)	121,961	372,648	408,027	(15)*	1	86,568	86,568	5,046 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.80% (a) (b)	16,720	174,396	191,116	—	—	—	—	563 *	—
Total	$1,175,143	$8,574,378	$8,758,577	$(4,352)	$106,300	$1,092,892		$89,713	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
H. Derivatives— The Funds used derivative instruments including options, futures contracts and forward foreign currency exchange contracts, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open

118	J.P. Morgan Funds	October 31, 2024

contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes I(1) - I(3) below describe the various derivatives used by the Funds.
(1) Options— Global Allocation Fund purchased put and call options on various instruments including futures, securities and currencies to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options Purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Futures Contracts— The Funds used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— Global Allocation Fund is exposed to foreign currency risks associated with some or all of its portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of its investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rates of the underlying currencies. Changes in the value of these contracts are recorded as Change in net unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

October 31, 2024	J.P. Morgan Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Summary of Derivatives Information—The following tables present the value of derivatives held as of October 31, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Global Allocation Fund	Income Builder Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$2,217	$1,446
Unrealized Depreciation on Futures Contracts *	(4,379)	(633)
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	982	—
Unrealized Depreciation on Futures Contracts *	(2,002)	—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(1,944)	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	2,415	—
Unrealized Depreciation on Futures Contracts *	(7,370)	(76,494)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(9,119)	(75,681)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	(962)	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the year ended October 31, 2024, by primary underlying risk exposure:
	Global Allocation Fund	Income Builder Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$52,164	$(14,863)
Purchased Options	26,506	—
Foreign Exchange Rate Risk Exposure:
Futures Contracts	1,399	—
Forward Foreign Currency Exchange Contracts	(497)	—
Interest Rate Risk Exposure:
Futures Contracts	(8,500)	31,808
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$22,064	$(13,896)
Foreign Exchange Rate Risk Exposure:
Futures Contracts	(3,046)	—
Forward Foreign Currency Exchange Contracts	(251)	—
Interest Rate Risk Exposure:
Futures Contracts	11,024	56,164

120	J.P. Morgan Funds	October 31, 2024

Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts and forward foreign currency exchange contracts activity during the year ended October 31, 2024. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Global Allocation Fund	Income Builder Fund
Futures Contracts:
Average Notional Balance Long	$1,037,884	$2,822,500
Average Notional Balance Short	(229,299)	(105,164)
Ending Notional Balance Long	1,205,150	2,242,536
Ending Notional Balance Short	(204,931)	(68,511)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(130,037)	—
Average Settlement Value Sold	64,452	—
Ending Settlement Value Purchased	(145,996)	—
Ending Settlement Value Sold	56,872	—
Exchange-Traded Options:
Average Number of Contracts Purchased	125	—
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding options, non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds.
The Funds' derivatives contracts held at October 31, 2024 are not accounted for as hedging instruments under GAAP.
I. Equity-Linked Notes— The Funds invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Funds realize a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of October 31, 2024, the Funds had outstanding ELNs as listed on the SOIs.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short are recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

October 31, 2024	J.P. Morgan Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended October 31, 2024 are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Global Allocation Fund
Transfer agency fees	$32	$18	$20	$2	$1	$— (a)	$— (a)	$10	$83
Income Builder Fund
Transfer agency fees	143	37	50	n/a	n/a	n/a	n/a	10	240

(a)	Amount rounds to less than one thousand.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of October 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
M. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
N. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Income Builder Fund and declared and paid at least quarterly for Global Allocation Fund. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Global Allocation Fund	$407	$(15,232)	$14,825
Income Builder Fund	2,563	9,234	(11,797)
The reclassifications for the Funds relate primarily to foreign currency gains or losses and tax adjustments on certain investments.
3. Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Global Allocation Fund	0.55%
Income Builder Fund	0.42

122	J.P. Morgan Funds	October 31, 2024

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended October 31, 2024, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of each Fund do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Global Allocation Fund	0.25%	0.75%	0.50%	0.25%
Income Builder Fund	0.25	0.75	n/a	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended October 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Global Allocation Fund	$14	$— (a)
Income Builder Fund	118	2

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Global Allocation Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Income Builder Fund	0.25	0.25	0.25	N/A	N/A	N/A	N/A

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

October 31, 2024	J.P. Morgan Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Global Allocation Fund	1.03%	1.53%	0.78%	1.40%	1.15%	0.90%	0.75%	0.65%
Income Builder Fund	0.75	1.25	0.60	N/A	N/A	N/A	N/A	0.52

The expense limitation agreements were in effect for the year ended October 31, 2024 and are in place until at least February 28, 2025.
For the year ended October 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Global Allocation Fund	$281	$187	$2,766	$3,234	$— (a)
Income Builder Fund	2,089	1,393	18,223	21,705	1,067

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended October 31, 2024 were as follows:

Global Allocation Fund	$163
Income Builder Fund	452
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended October 31, 2024, the amount of these reimbursements were as follows:

Global Allocation Fund	$— (a)
Income Builder Fund	— (a)

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended October 31, 2024, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

124	J.P. Morgan Funds	October 31, 2024

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended October 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Global Allocation Fund	$2,662,813	$3,003,661	$38,366	$62,694
Income Builder Fund	8,934,852	9,783,361	85,434	128,032
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Allocation Fund	$2,482,379	$431,663	$65,941	$365,722
Income Builder Fund	8,171,521	706,802	382,332	324,470
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments, tax adjustments on certain derivatives and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Global Allocation Fund	$63,959	$63,959
Income Builder Fund	484,303	484,303

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
	Ordinary Income*	Total Distributions Paid
Global Allocation Fund	$124,473	$124,473
Income Builder Fund	484,325	484,325

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of October 31, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Global Allocation Fund	$8,624	$(18,145)	$270,130
Income Builder Fund	6,193	(696,685)	309,265

October 31, 2024	J.P. Morgan Funds	125

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
The cumulative timing differences primarily consist of tax adjustments on certain investments, tax adjustments on certain derivatives, straddle loss deferrals and wash sale loss deferrals.
As of October 31, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Global Allocation Fund	$18,145	$—
Income Builder Fund	358,924	337,761
During the year ended October 31, 2024, the following Fund utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Global Allocation Fund	$210,679	$108,622
Income Builder Fund	93,945	201,693
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended October 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended October 31, 2024.

126	J.P. Morgan Funds	October 31, 2024

7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Global Allocation Fund	—	— %	4	43.6%
Income Builder Fund	1	15.8	3	37.2
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest in high yield securities that are not rated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Global Allocation Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of October 31, 2024, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Funds do not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Funds to risks of mispricing or improper valuation.
The Funds are subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and

October 31, 2024	J.P. Morgan Funds	127

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

128	J.P. Morgan Funds	October 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Global Allocation Fund and JPMorgan Income Builder Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Global Allocation Fund and JPMorgan Income Builder Fund (two of the funds constituting JPMorgan Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

October 31, 2024	J.P. Morgan Funds	129

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2024:
Dividends Received Deduction
JPMorgan Global Allocation Fund	18.26%
JPMorgan Income Builder Fund	7.80
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended October 31, 2024:
Qualified Dividend Income
JPMorgan Global Allocation Fund	$24,571
JPMorgan Income Builder Fund	104,901

130	J.P. Morgan Funds	October 31, 2024

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. October 2024.
AN-IB-GAL-1024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreement for each Fund whose annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for each Fund and the other J.P. Morgan Funds overseen by the Board in which the Funds may invest (“Underlying Funds”). Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds and Underlying Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ and Underlying Funds’ performance as compared to the performance of the Funds’ and Underlying Funds’ peers and benchmarks and analyses by the Adviser of the Funds’ and Underlying Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Funds and/or Underlying Funds, performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds and Underlying Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds and Underlying Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund and Underlying Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund and Underlying Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser, earn fees from each Fund and/or Underlying Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund and/or Underlying Funds, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including the benefits received by the Adviser and its affiliates in connection with the Funds’ investments in the Underlying Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The

Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for each Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of each Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for each Fund at regular Board meetings by the Adviser and the independent consultant and also considered the special analysis prepared for certain Funds by the independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Global Allocation Fund’s performance for Class A shares was in the second, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the third, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, fifth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Income Builder Fund’s performance for Class A shares was in the fifth, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Global Allocation Fund’s net advisory fee and actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and
Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contracts of the Underlying Funds in which the Fund invests.
The Trustees noted that the Income Builder Fund’s net advisory fee for Class A shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that net advisory fee and actual total expenses for Class R6 shares were in the third and first quintiles of the Universe, respectively. Broadridge did not calculate quintile rankings for the Peer Group for Class R6 shares of this Fund due to the limited number of funds in the peer group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contracts of the Underlying Funds in which the Fund may invest.

Annual Financial Statements
J.P. Morgan Specialty Funds
October 31, 2024
JPMorgan Research Market Neutral Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 105.2%
Common Stocks — 79.8%
Aerospace & Defense — 2.3%
Boeing Co. (The) *	2	285
Howmet Aerospace, Inc. (a)	36	3,553
Northrop Grumman Corp.	2	1,256
TransDigm Group, Inc.	2	2,822
		7,916
Air Freight & Logistics — 0.1%
FedEx Corp.	1	399
Banks — 3.0%
Bank of America Corp.	14	608
Fifth Third Bancorp	70	3,038
Truist Financial Corp.	61	2,632
Wells Fargo & Co. (a)	58	3,774
		10,052
Beverages — 1.2%
Coca-Cola Co. (The)	15	963
Keurig Dr Pepper, Inc.	25	843
Monster Beverage Corp. *	25	1,306
PepsiCo, Inc.	6	948
		4,060
Biotechnology — 3.6%
AbbVie, Inc. (a)	18	3,597
Biogen, Inc. *	2	417
BioMarin Pharmaceutical, Inc. *	12	762
Exact Sciences Corp. *	11	762
Neurocrine Biosciences, Inc. *	9	1,102
Regeneron Pharmaceuticals, Inc. *	2	1,759
Sarepta Therapeutics, Inc. *	16	1,979
Vertex Pharmaceuticals, Inc. * (a)	4	1,875
		12,253
Broadline Retail — 1.0%
Amazon.com, Inc. * (a)	18	3,404
Building Products — 1.8%
Carrier Global Corp.	30	2,176
Trane Technologies plc	11	3,965
		6,141
Capital Markets — 2.6%
Ameriprise Financial, Inc.	6	3,329
Charles Schwab Corp. (The) (a)	31	2,208
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Goldman Sachs Group, Inc. (The) (a)	5	2,352
Raymond James Financial, Inc.	7	1,077
		8,966
Chemicals — 0.6%
Air Products and Chemicals, Inc.	4	1,181
Dow, Inc.	14	679
Sherwin-Williams Co. (The)	—	176
		2,036
Communications Equipment — 0.2%
Arista Networks, Inc. *	2	648
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	4	2,451
Consumer Finance — 0.4%
Capital One Financial Corp.	9	1,530
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	2	1,201
Maplebear, Inc. *	16	719
		1,920
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	23	526
Electric Utilities — 2.6%
Entergy Corp.	11	1,777
NextEra Energy, Inc. (a)	30	2,355
PG&E Corp.	68	1,368
Southern Co. (The) (a)	35	3,231
		8,731
Electrical Equipment — 0.8%
AMETEK, Inc.	6	997
Eaton Corp. plc	2	752
Emerson Electric Co.	10	1,066
		2,815
Electronic Equipment, Instruments & Components — 0.0% ^
Keysight Technologies, Inc. *	1	155
Energy Equipment & Services — 0.3%
Baker Hughes Co.	26	998
Entertainment — 1.8%
Take-Two Interactive Software, Inc. *	15	2,509
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Specialty Funds	1

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The)	16	1,514
Warner Music Group Corp., Class A	67	2,141
		6,164
Financial Services — 8.8%
Affirm Holdings, Inc. *	52	2,284
Block, Inc. *	80	5,754
Corpay, Inc. * (a)	15	4,958
Fidelity National Information Services, Inc.	57	5,117
Fiserv, Inc. *	6	1,128
Jack Henry & Associates, Inc.	11	2,045
Mastercard, Inc., Class A (a)	11	5,663
WEX, Inc. *	18	3,093
		30,042
Food Products — 0.3%
Mondelez International, Inc., Class A	15	999
Ground Transportation — 1.5%
CSX Corp.	7	214
Norfolk Southern Corp.	8	2,053
Saia, Inc. *	1	437
Uber Technologies, Inc. * (a)	10	712
XPO, Inc. *	12	1,594
		5,010
Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp. *	17	1,376
Edwards Lifesciences Corp. *	5	357
Stryker Corp.	6	2,257
		3,990
Health Care Providers & Services — 1.5%
Humana, Inc.	7	1,684
McKesson Corp.	1	329
UnitedHealth Group, Inc. (a)	5	3,063
		5,076
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	11	1,264
Ventas, Inc.	26	1,672
		2,936
Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc. *	29	1,602
Darden Restaurants, Inc.	9	1,480
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
DoorDash, Inc., Class A *	8	1,180
Hilton Worldwide Holdings, Inc.	6	1,524
McDonald's Corp.	5	1,610
Royal Caribbean Cruises Ltd.	8	1,555
Yum! Brands, Inc. (a)	23	2,987
		11,938
Household Durables — 0.1%
Lennar Corp., Class A	2	288
Household Products — 0.3%
Church & Dwight Co., Inc.	9	859
Industrial Conglomerates — 0.3%
Honeywell International, Inc. (a)	4	886
Insurance — 5.5%
Aon plc, Class A	18	6,754
Arthur J Gallagher & Co.	4	1,149
Chubb Ltd.	5	1,460
Marsh & McLennan Cos., Inc.	4	945
MetLife, Inc.	18	1,381
Principal Financial Group, Inc.	6	468
Progressive Corp. (The) (a)	12	2,852
Ryan Specialty Holdings, Inc.	29	1,914
Travelers Cos., Inc. (The)	7	1,741
		18,664
Interactive Media & Services — 1.4%
Alphabet, Inc., Class A	5	839
Meta Platforms, Inc., Class A (a)	6	3,538
Pinterest, Inc., Class A *	14	458
		4,835
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	12	898
MongoDB, Inc. *	2	612
		1,510
Life Sciences Tools & Services — 1.0%
Danaher Corp.	4	986
Thermo Fisher Scientific, Inc.	5	2,476
		3,462
Machinery — 1.3%
Deere & Co.	1	198
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Specialty Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	24	2,337
Otis Worldwide Corp.	19	1,838
		4,373
Media — 1.0%
Charter Communications, Inc., Class A *	1	135
Comcast Corp., Class A	10	446
Sirius XM Holdings, Inc.	102	2,726
		3,307
Multi-Utilities — 2.2%
Ameren Corp.	18	1,548
CMS Energy Corp.	19	1,340
Dominion Energy, Inc.	28	1,666
DTE Energy Co.	9	1,124
NiSource, Inc.	55	1,948
		7,626
Oil, Gas & Consumable Fuels — 2.3%
Cheniere Energy, Inc.	10	1,923
Chevron Corp.	3	410
ConocoPhillips	10	1,091
Diamondback Energy, Inc.	4	792
EQT Corp.	25	921
Exxon Mobil Corp. (a)	14	1,603
TC Energy Corp. (Canada)	22	1,022
		7,762
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co. (a)	26	1,479
Elanco Animal Health, Inc. *	104	1,310
		2,789
Professional Services — 0.5%
Leidos Holdings, Inc.	10	1,804
Residential REITs — 0.5%
American Homes 4 Rent, Class A	30	1,056
Equity LifeStyle Properties, Inc.	7	480
		1,536
Semiconductors & Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc. *	14	2,074
Analog Devices, Inc.	3	757
ASML Holding NV (Registered), NYRS (Netherlands)	1	912
Lam Research Corp.	7	491
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Marvell Technology, Inc.	30	2,379
Microchip Technology, Inc.	28	2,061
Micron Technology, Inc. (a)	50	4,960
NVIDIA Corp. (a)	29	3,793
NXP Semiconductors NV (China) (a)	8	1,812
ON Semiconductor Corp. *	17	1,201
Qorvo, Inc. *	6	457
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	18	3,434
Texas Instruments, Inc. (a)	8	1,708
		26,039
Software — 4.5%
Cadence Design Systems, Inc. *	4	1,004
Crowdstrike Holdings, Inc., Class A *	2	617
Microsoft Corp. (a)	10	4,279
PTC, Inc. *	2	365
Roper Technologies, Inc.	1	536
Salesforce, Inc. (a)	15	4,271
ServiceNow, Inc. * (a)	4	4,163
		15,235
Specialized REITs — 0.9%
American Tower Corp.	1	248
Digital Realty Trust, Inc.	15	2,735
		2,983
Specialty Retail — 3.7%
AutoZone, Inc. *	1	1,793
Best Buy Co., Inc.	14	1,291
Burlington Stores, Inc. *	11	2,830
Lowe's Cos., Inc. (a)	16	4,052
O'Reilly Automotive, Inc. * (a)	1	1,137
Ross Stores, Inc.	10	1,424
		12,527
Technology Hardware, Storage & Peripherals — 3.5%
Hewlett Packard Enterprise Co. (a)	167	3,260
Seagate Technology Holdings plc	25	2,511
Western Digital Corp. * (a)	95	6,181
		11,952
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc. *	2	553
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Specialty Funds	3

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	—	305
WW Grainger, Inc.	1	532
837
Total Common Stocks (Cost $216,737)		270,983
Short-Term Investments — 25.4%
Investment Companies — 25.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (b) (c)(Cost $86,504)	86,476	86,511
Total Long Positions (Cost $303,241)		357,494
Short Positions — (77.5)%
Common Stocks — (77.5)%
Aerospace & Defense — (1.5)%
General Dynamics Corp.	(1)	(158)
Huntington Ingalls Industries, Inc.	(5)	(1,016)
L3Harris Technologies, Inc.	(2)	(602)
Lockheed Martin Corp.	(6)	(3,231)
(5,007)
Air Freight & Logistics — (0.2)%
Expeditors International of Washington, Inc.	(7)	(808)
Automobiles — (0.6)%
Ford Motor Co.	(98)	(1,012)
General Motors Co.	(15)	(749)
Harley-Davidson, Inc.	(8)	(257)
(2,018)
Banks — (1.9)%
Citizens Financial Group, Inc.	(44)	(1,852)
Huntington Bancshares, Inc.	(153)	(2,381)
PNC Financial Services Group, Inc. (The)	(11)	(2,205)
(6,438)
Beverages — (1.1)%
Brown-Forman Corp., Class B	(7)	(317)
Brown-Forman Corp., Class A	(6)	(260)
Molson Coors Beverage Co., Class B	(58)	(3,154)
(3,731)
Biotechnology — (1.3)%
Amgen, Inc.	(5)	(1,796)
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Gilead Sciences, Inc.	(18)	(1,580)
Moderna, Inc. *	(19)	(1,038)
(4,414)
Building Products — (1.0)%
Fortune Brands Innovations, Inc.	(4)	(327)
Johnson Controls International plc	(39)	(2,973)
(3,300)
Capital Markets — (5.0)%
Bank of New York Mellon Corp. (The)	(22)	(1,666)
Blackrock, Inc.	(3)	(3,133)
FactSet Research Systems, Inc.	(3)	(1,316)
Franklin Resources, Inc.	(100)	(2,085)
LPL Financial Holdings, Inc.	(4)	(1,189)
Moody's Corp.	(6)	(2,673)
Nasdaq, Inc.	(19)	(1,367)
State Street Corp.	(22)	(2,056)
T. Rowe Price Group, Inc.	(13)	(1,386)
(16,871)
Commercial Services & Supplies — (1.4)%
Cintas Corp.	(11)	(2,195)
Republic Services, Inc.	(4)	(806)
Waste Management, Inc.	(8)	(1,812)
(4,813)
Communications Equipment — (0.5)%
Cisco Systems, Inc.	(28)	(1,559)
Consumer Finance — (0.4)%
American Express Co.	(5)	(1,289)
Consumer Staples Distribution & Retail — (2.4)%
Dollar General Corp.	(14)	(1,136)
Kroger Co. (The)	(24)	(1,340)
Sysco Corp.	(73)	(5,446)
Walgreens Boots Alliance, Inc.	(20)	(190)
(8,112)
Containers & Packaging — (0.6)%
Ball Corp.	(3)	(178)
International Paper Co.	(34)	(1,888)
(2,066)
Diversified Telecommunication Services — (0.3)%
Verizon Communications, Inc.	(28)	(1,176)
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Specialty Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Electric Utilities — (3.7)%
American Electric Power Co., Inc.	(39)	(3,855)
Duke Energy Corp.	(10)	(1,201)
Edison International	(15)	(1,196)
Eversource Energy	(40)	(2,624)
FirstEnergy Corp.	(70)	(2,947)
Pinnacle West Capital Corp.	(8)	(707)
(12,530)
Electrical Equipment — (0.7)%
Acuity Brands, Inc.	(3)	(693)
Rockwell Automation, Inc.	(6)	(1,679)
(2,372)
Energy Equipment & Services — (0.3)%
Halliburton Co.	(38)	(1,045)
Entertainment — (1.6)%
Electronic Arts, Inc.	(26)	(3,843)
Netflix, Inc. *	(2)	(1,611)
(5,454)
Financial Services — (3.2)%
PayPal Holdings, Inc. *	(42)	(3,363)
Toast, Inc., Class A *	(104)	(3,133)
Voya Financial, Inc.	(27)	(2,154)
Western Union Co. (The)	(195)	(2,096)
(10,746)
Food Products — (0.7)%
Conagra Brands, Inc.	(17)	(488)
Kraft Heinz Co. (The)	(55)	(1,834)
(2,322)
Gas Utilities — (0.3)%
National Fuel Gas Co.	(18)	(1,064)
Ground Transportation — (0.3)%
Heartland Express, Inc.	(26)	(281)
Old Dominion Freight Line, Inc.	(4)	(789)
(1,070)
Health Care Equipment & Supplies — (1.0)%
Abbott Laboratories	(5)	(497)
Dentsply Sirona, Inc.	(31)	(717)
Intuitive Surgical, Inc. *	—	(182)
Zimmer Biomet Holdings, Inc.	(19)	(2,052)
(3,448)
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — (2.1)%
Centene Corp. *	(22)	(1,381)
Cigna Group (The)	(7)	(2,066)
Elevance Health, Inc.	(1)	(310)
Guardant Health, Inc. *	(23)	(500)
Henry Schein, Inc. *	(18)	(1,280)
Labcorp Holdings, Inc.	(4)	(1,006)
Molina Healthcare, Inc. *	(2)	(496)
(7,039)
Hotels, Restaurants & Leisure — (1.7)%
Airbnb, Inc., Class A *	(4)	(482)
Choice Hotels International, Inc.	(10)	(1,389)
Domino's Pizza, Inc.	(2)	(979)
Starbucks Corp.	(30)	(2,980)
(5,830)
Household Durables — (0.2)%
DR Horton, Inc.	(1)	(207)
Mohawk Industries, Inc. *	(1)	(169)
NVR, Inc. *	—	(155)
(531)
Household Products — (0.1)%
Colgate-Palmolive Co.	(2)	(160)
Kimberly-Clark Corp.	(1)	(129)
(289)
Insurance — (5.5)%
Aflac, Inc.	(20)	(2,054)
Allstate Corp. (The)	(17)	(3,256)
American International Group, Inc.	(32)	(2,395)
Arch Capital Group Ltd. *	(12)	(1,191)
Globe Life, Inc.	(20)	(2,097)
Hartford Financial Services Group, Inc. (The)	(15)	(1,697)
RenaissanceRe Holdings Ltd. (Bermuda)	(3)	(928)
Willis Towers Watson plc	(7)	(2,013)
WR Berkley Corp.	(52)	(2,952)
(18,583)
Interactive Media & Services — (0.2)%
Alphabet, Inc., Class C	(4)	(747)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Specialty Funds	5

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
IT Services — (1.9)%
EPAM Systems, Inc. *	(11)	(2,077)
International Business Machines Corp.	(22)	(4,561)
(6,638)
Life Sciences Tools & Services — (1.1)%
Agilent Technologies, Inc.	(5)	(628)
Bruker Corp.	(23)	(1,325)
Revvity, Inc.	(5)	(646)
Waters Corp. *	(4)	(1,164)
(3,763)
Machinery — (2.5)%
Caterpillar, Inc.	(1)	(488)
Donaldson Co., Inc.	(40)	(2,908)
Illinois Tool Works, Inc.	(14)	(3,600)
Snap-on, Inc.	(1)	(335)
Stanley Black & Decker, Inc.	(12)	(1,161)
(8,492)
Media — (2.7)%
Fox Corp., Class A	(125)	(5,238)
Interpublic Group of Cos., Inc. (The)	(85)	(2,513)
Omnicom Group, Inc.	(16)	(1,591)
(9,342)
Multi-Utilities — (1.0)%
CenterPoint Energy, Inc.	(81)	(2,376)
Consolidated Edison, Inc.	(9)	(925)
(3,301)
Office REITs — (0.0)% ^
Orion Office REIT, Inc.	—	—
Oil, Gas & Consumable Fuels — (1.9)%
Coterra Energy, Inc.	(40)	(952)
Enbridge, Inc. (Canada)	(27)	(1,099)
Kinder Morgan, Inc.	(43)	(1,057)
Occidental Petroleum Corp.	(29)	(1,430)
ONEOK, Inc.	(12)	(1,126)
Valero Energy Corp.	(6)	(815)
(6,479)
Passenger Airlines — (0.2)%
Southwest Airlines Co.	(26)	(795)
Pharmaceuticals — (2.4)%
Eli Lilly & Co.	(3)	(2,455)
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Johnson & Johnson	(6)	(999)
Merck & Co., Inc.	(15)	(1,488)
Pfizer, Inc.	(51)	(1,437)
Zoetis, Inc.	(10)	(1,828)
(8,207)
Professional Services — (3.3)%
Automatic Data Processing, Inc.	(5)	(1,400)
Booz Allen Hamilton Holding Corp.	(3)	(548)
Dayforce, Inc. *	(27)	(1,896)
Equifax, Inc.	(5)	(1,416)
Paychex, Inc.	(12)	(1,657)
Paycom Software, Inc.	(13)	(2,698)
Robert Half, Inc.	(9)	(596)
Verisk Analytics, Inc.	(4)	(1,133)
(11,344)
Residential REITs — (0.4)%
Essex Property Trust, Inc.	(2)	(517)
Mid-America Apartment Communities, Inc.	(6)	(896)
(1,413)
Retail REITs — (1.3)%
NNN REIT, Inc.	(38)	(1,647)
Simon Property Group, Inc.	(16)	(2,696)
(4,343)
Semiconductors & Semiconductor Equipment — (8.0)%
Applied Materials, Inc.	(40)	(7,168)
ARM Holdings plc *	(25)	(3,564)
Broadcom, Inc.	(23)	(3,921)
Intel Corp.	(103)	(2,219)
KLA Corp.	(2)	(1,372)
Monolithic Power Systems, Inc.	(2)	(1,497)
QUALCOMM, Inc.	(19)	(3,139)
Teradyne, Inc.	(34)	(3,604)
Universal Display Corp.	(4)	(766)
(27,250)
Software — (2.1)%
Adobe, Inc. *	(2)	(906)
Intuit, Inc.	(1)	(467)
Oracle Corp.	(14)	(2,344)
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Specialty Funds	October 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Software — continued
UiPath, Inc., Class A *	(12)	(151)
Workday, Inc., Class A *	(14)	(3,279)
(7,147)
Specialized REITs — (0.7)%
Extra Space Storage, Inc.	(4)	(646)
Iron Mountain, Inc.	(13)	(1,637)
(2,283)
Specialty Retail — (2.0)%
Home Depot, Inc. (The)	(9)	(3,612)
TJX Cos., Inc. (The)	(11)	(1,294)
Ulta Beauty, Inc. *	(3)	(943)
Williams-Sonoma, Inc.	(7)	(903)
(6,752)
Technology Hardware, Storage & Peripherals — (4.0)%
Apple, Inc.	(24)	(5,496)
HP, Inc.	(107)	(3,800)
NetApp, Inc.	(36)	(4,173)
(13,469)
Textiles, Apparel & Luxury Goods — (1.4)%
NIKE, Inc., Class B	(42)	(3,238)
On Holding AG (Switzerland), Class A *	(14)	(660)
VF Corp.	(45)	(940)
(4,838)
Trading Companies & Distributors — (0.8)%
Fastenal Co.	(37)	(2,866)
Total Common Stocks (Proceeds $(251,929))		(263,394)
Total Short Positions (Proceeds $(251,929))		(263,394)
Total Investments — 27.7% (Cost $51,312)		94,100
Other Assets Less Liabilities — 72.3%		245,588
Net Assets — 100.0%		339,688

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is $44,175 and $244,863, respectively.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Specialty Funds	7

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2024 (continued)
Futures contracts outstanding as of October 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(30)	12/20/2024	USD	(8,605)	156

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Specialty Funds	October 31, 2024

STATEMENT OF ASSETS AND LIABILITIES
AS OF October 31, 2024
(Amounts in thousands, except per share amounts)

JPMorgan Research Market Neutral Fund
ASSETS:
Investments in non-affiliates, at value	$270,983
Investments in affiliates, at value	86,511
Cash	1
Deposits at broker for futures contracts	521
Deposits at broker for securities sold short	244,863
Receivables:
Investment securities sold	23,252
Fund shares sold	638
Interest from non-affiliates	887
Dividends from non-affiliates	104
Dividends from affiliates	211
Variation margin on futures contracts	160
Total Assets	628,131
LIABILITIES:
Payables:
Securities sold short, at value	263,394
Dividend expense to non-affiliates on securities sold short	123
Investment securities purchased	24,220
Fund shares redeemed	131
Accrued liabilities:
Investment advisory fees	245
Administration fees	36
Distribution fees	29
Service fees	226
Custodian and accounting fees	11
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	28
Total Liabilities	288,443
Net Assets	$339,688

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Specialty Funds	9

STATEMENT OF ASSETS AND LIABILITIES
AS OF October 31, 2024 (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Research Market Neutral Fund
NET ASSETS:
Paid-in-Capital	$311,459
Total distributable earnings (loss)	28,229
Total Net Assets	$339,688
Net Assets:
Class A	$30,435
Class C	1,913
Class I	307,340
Total	$339,688
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,028
Class C	145
Class I	19,017
Net Asset Value (a):
Class A — Redemption price per share	$15.01
Class C — Offering price per share (b)	13.23
Class I — Offering and redemption price per share	16.16
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$15.84
Cost of investments in non-affiliates	$216,737
Cost of investments in affiliates	86,504
Proceeds from securities sold short	251,929

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Specialty Funds	October 31, 2024

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

JPMorgan Research Market Neutral Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$561
Interest income from non-affiliates on securities sold short	10,341
Dividend income from non-affiliates	2,883
Dividend income from affiliates	1,627
Total investment income	15,412
EXPENSES:
Investment advisory fees	888
Administration fees	190
Distribution fees:
Class A	67
Class C	13
Service fees:
Class A	67
Class C	5
Class I	563
Custodian and accounting fees	45
Interest expense to affiliates	— (a)
Professional fees	74
Trustees’ and Chief Compliance Officer’s fees	26
Printing and mailing costs	53
Registration and filing fees	73
Transfer agency fees (See Note 2.H.)	13
Dividend expense to non-affiliates on securities sold short	4,513
Other	12
Total expenses	6,602
Less fees waived	(310)
Less expense reimbursements	—
Net expenses	6,292
Net investment income (loss)	9,120
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	32,706
Investments in affiliates	(13)
Futures contracts	(2,077)
Securities sold short	(19,202)
Net realized gain (loss)	11,414
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	40,580
Investments in affiliates	6
Futures contracts	(42)
Securities sold short	(28,039)
Change in net unrealized appreciation/depreciation	12,505
Net realized/unrealized gains (losses)	23,919
Change in net assets resulting from operations	$33,039

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Specialty Funds	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Research Market Neutral Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,120	$5,116
Net realized gain (loss)	11,414	(2,270)
Change in net unrealized appreciation/depreciation	12,505	14,492
Change in net assets resulting from operations	33,039	17,338
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(644)	—
Class C	(43)	—
Class I	(5,534)	—
Total distributions to shareholders	(6,221)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	87,497	44,172
NET ASSETS:
Change in net assets	114,315	61,510
Beginning of period	225,373 (a)	154,796
End of period	339,688	216,306
Future share reacquisition adjustment	—	9,067
End of period after future share reacquisition adjustment	$339,688	$225,373

(a)
Beginning of period net assets is shown after future share reacquisition adjustment.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Specialty Funds	October 31, 2024

	JPMorgan Research Market Neutral Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$13,867	$7,679
Distributions reinvested	626	—
Cost of shares redeemed	(9,909)	(7,148)
Change in net assets resulting from Class A capital transactions	4,584	531
Class C
Proceeds from shares issued	166	355
Distributions reinvested	43	—
Cost of shares redeemed	(234)	(262)
Change in net assets resulting from Class C capital transactions	(25)	93
Class I
Proceeds from shares issued	179,385	144,273
Distributions reinvested	4,538	—
Cost of shares redeemed	(100,985)	(100,725)
Change in net assets resulting from Class I capital transactions	82,938	43,548
Total change in net assets resulting from capital transactions	$87,497	$44,172
SHARE TRANSACTIONS:
Class A
Issued	974	609
Reinvested	47	—
Redeemed	(695)	(554)
Change in Class A Shares	326	55
Class C
Issued	13	33
Reinvested	4	—
Redeemed	(19)	(23)
Change in Class C Shares	(2)	10
Class I
Issued	11,592	10,434
Reinvested	320	—
Redeemed	(6,646)	(7,253)
Change in Class I Shares	5,266	3,181
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Specialty Funds	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Research Market Neutral Fund
Class A
Year Ended October 31, 2024	$13.56 *	$0.47	$1.34	$1.81	$(0.36)	$—	$(0.36)
Year Ended October 31, 2023	12.30 *	0.34	0.84	1.18	—	—	—
Year Ended October 31, 2022	12.63 *	(0.10)	(0.32)	(0.42)	—	—	—
Year Ended October 31, 2021	13.23 *	(0.21)	0.41	0.20	—	(0.91)	(0.91)
Year Ended October 31, 2020	13.26 *	(0.20)	1.51	1.31	—	(1.49)	(1.49)
Class C
Year Ended October 31, 2024	12.00 *	0.36	1.17	1.53	(0.30)	—	(0.30)
Year Ended October 31, 2023	10.94 *	0.25	0.77	1.02	—	—	—
Year Ended October 31, 2022	11.29 *	(0.14)	(0.30)	(0.44)	—	—	—
Year Ended October 31, 2021	11.97 *	(0.25)	0.41	0.16	—	(0.91)	(0.91)
Year Ended October 31, 2020	12.20 *	(0.23)	1.36	1.13	—	(1.49)	(1.49)
Class I
Year Ended October 31, 2024	14.58 *	0.55	1.42	1.97	(0.39)	—	(0.39)
Year Ended October 31, 2023	13.19 *	0.41	0.75	1.16	—	—	—
Year Ended October 31, 2022	13.51 *	(0.06)	(0.53)	(0.59)	—	—	—
Year Ended October 31, 2021	14.03 *	(0.20)	0.46	0.26	—	(0.91)	(0.91)
Year Ended October 31, 2020	13.96 *	(0.19)	1.00	0.81	—	(1.49)	(1.49)

*	Net asset value per share has been calculated after future share reacquisition adjustment for the impacted periods.
**	Amount presented after future share reacquisition adjustment.
(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)

	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.92%	0.90%	0.90%	0.92%	1.06%
Class C	1.42	1.39	1.39	1.41	1.58
Class I	0.67	0.64	0.64	0.66	0.75
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.05	1.07	1.08	1.14	1.44
Class C	1.57	1.55	1.57	1.64	1.93
Class I	0.79	0.81	0.82	0.87	1.11

(e)	Interest expense on securities sold short is 0.16%.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Specialty Funds	October 31, 2024

		Ratios/Supplemental data
				Ratios to average net assets
Future share reacquisition adjustment	Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including dividend expense for securities sold short)(c)(d)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)	Portfolio turnover rate (including securities sold short)

$—	$15.01	13.62%	$30,435	2.71%	3.36%	2.84%	103%	218%
0.08	13.56 *	10.24	23,101 **	2.84	2.69	3.01	92	232
0.09	12.30 *	(2.61)	20,259 **	2.72	(0.84)	2.90	100	252
0.11	12.63 *	2.67	17,161 **	2.92 (e)	(1.71)	3.14	119	307
0.15	13.23 *	12.39	18,509 **	3.18	(1.53)	3.56	224	531

—	13.23	13.02	1,913	3.20	2.86	3.35	103	218
0.04	12.00 *	9.69	1,762 **	3.33	2.20	3.50	92	232
0.09	10.94 *	(3.10)	1,504 **	3.21	(1.30)	3.39	100	252
0.07	11.29 *	2.25	1,233 **	3.44 (e)	(2.22)	3.67	119	307
0.13	11.97 *	11.76	1,982 **	3.70	(1.94)	4.04	224	531

—	16.16	13.84	307,340	2.44	3.62	2.56	103	218
0.23	14.58 *	10.54	200,510 **	2.55	2.98	2.72	92	232
0.27	13.19 *	(2.37)	139,458 **	2.41	(0.47)	2.59	100	252
0.13	13.51 *	3.10	75,401 **	2.69 (e)	(1.50)	2.90	119	307
0.75	14.03 *	12.49	123,114 **	2.87	(1.39)	3.23	224	531

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2024	J.P. Morgan Specialty Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Research Market Neutral Fund	Class A, Class C and Class I	Diversified
The investment objective of the Fund is to seek to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

16	J.P. Morgan Specialty Funds	October 31, 2024

•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$357,494	$—	$—	$357,494
Total Liabilities for Securities Sold Short (a)	$(263,394)	$—	$—	$(263,394)
Appreciation in Other Financial Instruments
Futures Contracts (a)	$156	$—	$—	$156

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of October 31, 2024, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the year ended October 31, 2024.

October 31, 2024	J.P. Morgan Specialty Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended October 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2024	Shares at October 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.81% (a) (b)	$10,236	$345,181	$268,899	$(13)	$6	$86,511	86,476	$1,627	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2024.
E. Futures Contracts—The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also used index futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the futures contracts activity during the year ended October 31, 2024:

Futures Contracts:
Average Notional Balance Short	$(9,108)
Ending Notional Balance Short	(8,605)
F. Short Sales— The Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statement of Assets and Liabilities. Securities segregated as collateral are denoted on the SOI. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated

18	J.P. Morgan Specialty Funds	October 31, 2024

daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statement of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statement of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of October 31, 2024, the Fund had outstanding short sales as listed on its SOI.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short are recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the year ended October 31, 2024 are as follows:
	Class A	Class C	Class I	Total
Transfer agency fees	$5	$1	$7	$13

October 31, 2024	J.P. Morgan Specialty Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of October 31, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$(2,848)	$49	$2,799
The reclassifications for the Fund relate primarily to book / tax differences on the treatment of adviser reimbursements and on certain other investments.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended October 31, 2024, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%

20	J.P. Morgan Specialty Funds	October 31, 2024

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended October 31, 2024, JPMDS retained the following:
Front-End Sales Charge	CDSC
$— (a)	$—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:
Class A	Class C	Class I
0.95%	1.45%	0.69%

The expense limitation agreement was in effect for the year ended October 31, 2024 and are in place until at least February 28, 2025.
For the year ended October 31, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$148	$99	$6	$253
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended October 31, 2024 was $57.

October 31, 2024	J.P. Morgan Specialty Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the year ended October 31, 2024, the amount of this reimbursement was less than a thousand.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
During the year ended October 31, 2024, the Fund identified a material error in accounting for the receipt of class action litigation payments which resulted in an understatement of the Fund’s net assets during the period April 29, 2019 through July 17, 2024, (the “Error Period”). The Fund applied its NAV error correction policy, and, for each financial reporting period during the Error Period, recorded a future share reacquisition adjustment to reflect the Fund’s unilateral right to remove excess shares attributable to purchases made during the Error Period and a Due to shareholders upon reprocessing payable for cash owed to shareholders who redeemed their shares of the Fund during the Error Period. As of October 15, 2024, the Adviser determined it would not reprocess share transactions and instead fully reimbursed the Fund $2,848 in cash towards the settlement of the future share reacquisition adjustment and due to shareholders upon reprocessing payable, net.
4. Investment Transactions
During the year ended October 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
$246,770	$219,432	$272,084	$219,698
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2024 were as follows:
Aggregate Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$59,799	$61,584	$27,127	$34,457

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$6,221	$6,221

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

22	J.P. Morgan Specialty Funds	October 31, 2024

As of October 31, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Tax Basis Capital Loss Carryover	Unrealized Appreciation (Depreciation)
$7,868	$8,178	$(22,174)	$34,419

The cumulative timing differences primarily consist of tax adjustments on certain investments and wash sale loss deferrals.
As of October 31, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
$22,174 *

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
During the year ended October 31, 2024, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$5,353
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended October 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended October 31, 2024.

October 31, 2024	J.P. Morgan Specialty Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2024 (continued)
(Dollar values in thousands)
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of October 31, 2024, the Fund had five individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the Fund's outstanding shares, and collectively owning 78.4% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
As of October 31, 2024, the Fund pledged a significant portion of its assets to Citigroup Global Markets, Inc. for securities sold short. For the Fund, deposits at broker for securities sold short, as noted on the Statement of Assets and Liabilities, are held at Citigroup Global Markets, Inc.
The Fund is subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

24	J.P. Morgan Specialty Funds	October 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Research Market Neutral Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Research Market Neutral Fund (one of the funds constituting JPMorgan Trust I, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 26, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

October 31, 2024	J.P. Morgan Specialty Funds	25

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
The Fund had 39.60%, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2024.
Qualified Dividend Income (QDI)
The Fund had $2,762, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended October 31, 2024.

26	J.P. Morgan Specialty Funds	October 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. October 2024.
AN-SPEC-1024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and at each meeting considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 20242023, at which the Trustees considered the continuation of the investment advisory agreement for the Fund, whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received, and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
•
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund, including steps taken by the Adviser to address certain compliance and related issues impacting the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Fund for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented contractual expense limitations and fee waivers (“Fee Caps”), which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception and that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant, and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Research Market Neutral Fund’s performance for Class A shares was in the first, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the second, third and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Caps currently in place for the Fund, the net advisory fee rate and net expense ratio for each share class, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Fund’s net advisory fee and actual total expenses for Class A and Class I shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

For the JPMorgan Research Market Neutral Fund, a reconciliation has been implemented to ensure class action claims are recorded completely, accurately, and timely by the Fund. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

January 3, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

January 3, 2025